UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

225 Franklin Street

Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Ryan Larrenaga

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: April 30

Date of reporting period: October 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SemiAnnual Report
October 31, 2017
Columbia Bond Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The current outlook for financial markets is clouded by two primary concerns: the high valuation of equities and the direction of interest rates. Following the U.S. presidential election, U.S. equities rallied based on the assumption that the new administration’s policies would stimulate growth quickly. Unfortunately it’s unclear whether those measures will get passed, much less passed quickly. In fixed income, uncertainty stems from the possibility that interest rates won’t rise as rapidly as expected if the administration’s proposed growth policies are not implemented.
Given this uncertainty, investors value a consistent approach more than ever. Investors want strong, repeatable risk-adjusted returns. Consistency — not surprises. As a leading global asset manager, we believe our consistent, collaborative investment approach enables us to deliver the dependable experience your portfolio demands. So, how do we strive to deliver a consistent investment experience?
Better insights
Your portfolio benefits from the investment insights uncovered by our talented investment teams around the world.
Better decisions
Our collaborative, interactive environment enables our investment teams to construct portfolios that take advantage of the best investment ideas.
Better outcomes
We aim to deliver a consistent experience, which means fewer surprises, dependable insights, and products designed to do the thing you want.
Whether you’re trying to save money to help your children go to college or for your own retirement, it’s the consistency of the return that is most essential. People who chase higher returns are usually also the first to sell when that investment goes through a bad patch. We try to combat this behavioral tendency by offering strategies that aim for a more consistent return. Our goal is for investors to panic less during periods of volatility, which can have a significant effect on their long-term results.
Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets can do what matters most to them: build a nest egg, leave a legacy, and live confidently — now and throughout retirement. It’s why our talented professionals around the world work together to uncover uncommon opportunities and why our process encourages challenge and debate around our most compelling ideas to ensure better informed investment decisions, which hopefully lead to better outcomes for you.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Bond Fund   |  Semiannual Report 2017

Columbia Bond Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Bond Fund (the Fund) seeks current income, consistent with minimal fluctuation of principal.
Portfolio management
Jason Callan
Lead portfolio manager
Managed Fund since 2016
Gene Tannuzzo, CFA
Portfolio manager
Managed Fund since November 2017
Effective November 13, 2017, Gene Tannuzzo was named a portfolio manager of the Fund.
Average annual total returns (%) (for the period ended October 31, 2017)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A*	Excluding sales charges	03/31/08	1.70	1.11	1.67	3.94
	Including sales charges		-3.10	-3.70	0.67	3.43
Class C*	Excluding sales charges	03/31/08	1.20	0.23	0.94	3.21
	Including sales charges		0.20	-0.74	0.94	3.21
Class R*		11/16/11	1.57	0.85	1.41	3.61
Class R4*		11/08/12	1.83	1.25	1.92	4.20
Class R5*		11/08/12	1.88	1.34	2.01	4.25
Class T*	Excluding sales charges	09/27/10	1.70	1.11	1.67	3.96
	Including sales charges		-0.87	-1.46	1.16	3.70
Class V*	Excluding sales charges	03/07/11	1.63	1.09	1.75	4.04
	Including sales charges		-3.17	-3.73	0.77	3.53
Class Y*		07/15/09	1.90	1.40	2.09	4.31
Class Z		01/09/86	1.82	1.35	1.92	4.20
Bloomberg Barclays U.S. Aggregate Bond Index			1.58	0.90	2.04	4.19
Returns for Class A and Class V are shown with and without the maximum initial sales charge of 4.75%. Returns for Class C are shown with and without the 1.00% contingent deferred sales charges for the first year only. The returns for Class T shares are shown with and without the maximum initial sales charge of 2.50% per transaction. The Fund’s other classes are not subject to sales charges and have limited eligibility. Effective November 1, 2017, Class R4, Class R5, Class Y and Class Z shares were renamed Advisor Class, Institutional 2 Class, Institutional 3 Class and Institutional Class shares, respectively. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Bond Fund | Semiannual Report 2017

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at October 31, 2017)
Asset-Backed Securities — Agency	4.7
Asset-Backed Securities — Non-Agency	15.9
Commercial Mortgage-Backed Securities - Agency	1.1
Commercial Mortgage-Backed Securities - Non-Agency	3.5
Common Stocks	0.0 (a)
Corporate Bonds & Notes	27.3
Foreign Government Obligations	0.8
Money Market Funds	1.5
Municipal Bonds	2.0
Preferred Debt	0.0 (a)
Residential Mortgage-Backed Securities - Agency	22.5
Residential Mortgage-Backed Securities - Non-Agency	3.1
U.S. Government & Agency Obligations	3.3
U.S. Treasury Obligations	14.3
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at October 31, 2017)
AAA rating	70.6
AA rating	2.0
A rating	4.3
BBB rating	19.8
BB rating	2.8
B rating	0.3
C rating	0.0 (a)
Not rated	0.2
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Columbia Bond Fund | Semiannual Report 2017	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
May 1, 2017 — October 31, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,017.00	1,021.10	4.42	4.43	0.86
Class C	1,000.00	1,000.00	1,012.00	1,017.28	8.25	8.28	1.61
Class R	1,000.00	1,000.00	1,015.70	1,019.82	5.70	5.71	1.11
Class R4	1,000.00	1,000.00	1,018.30	1,022.37	3.14	3.14	0.61
Class R5	1,000.00	1,000.00	1,018.80	1,022.88	2.62	2.63	0.51
Class T	1,000.00	1,000.00	1,017.00	1,021.10	4.42	4.43	0.86
Class V	1,000.00	1,000.00	1,016.30	1,021.61	3.90	3.91	0.76
Class Y	1,000.00	1,000.00	1,019.00	1,023.14	2.37	2.37	0.46
Class Z	1,000.00	1,000.00	1,018.20	1,022.37	3.14	3.14	0.61
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Bond Fund | Semiannual Report 2017

Portfolio of Investments
October 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Agency 5.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2012-20G Class 1
07/01/2032	2.380%	255,821	254,014
Series 2012-20I Class 1
09/01/2032	2.200%	270,623	266,651
Series 2012-20J Class 1
10/01/2032	2.180%	984,218	966,983
Series 2012-20L Class 1
12/01/2032	1.930%	286,028	278,370
Series 2013-20E Class 1
05/01/2033	2.070%	165,808	162,256
Series 2014-20D Class 1
04/01/2034	3.110%	553,262	567,791
Series 2014-20F Class 1
06/01/2034	2.990%	628,518	636,727
Series 2015-20C Class 1
03/01/2035	2.720%	88,695	89,405
Series 2015-20E Class 1
05/01/2035	2.770%	393,666	394,469
Series 2016-20K Class 1
11/01/2036	2.570%	3,570,946	3,547,847
Series 2016-20L Class 1
12/01/2036	2.810%	2,312,725	2,313,692
Series 2017-20A Class 1
01/01/2037	2.800%	3,922,358	3,921,312
Series 2017-20B Class 1
02/01/2037	2.820%	1,292,315	1,293,872
Series 2017-20D Class 1
04/01/2037	2.840%	2,788,313	2,794,095
Series 2017-20E Class 1
05/01/2037	2.880%	185,000	185,916
Series 2017-20F Class 1
06/01/2037	2.810%	1,420,000	1,421,593
Series 2017-20G Class 1
07/01/2037	2.980%	1,200,000	1,209,091
Series 2017-20H Class 1
08/01/2037	2.750%	1,030,000	1,027,250
Series 2017-20I Class 1
09/01/2037	2.590%	1,795,000	1,780,283
Total Asset-Backed Securities — Agency (Cost $23,075,918)			23,111,617

Asset-Backed Securities — Non-Agency 17.5%

Ally Master Owner Trust
Series 2015-3 Class A
05/15/2020	1.630%	875,000	875,081
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Express Credit Account Master Trust
Series 2017-7 Class A
05/15/2025	2.350%	2,240,000	2,243,429
AmeriCredit Automobile Receivables Trust(a)
Series 2016-2 Class A2B
1-month USD LIBOR + 0.700% 10/08/2019	1.935%	117,459	117,520
ARI Fleet Lease Trust(b)
Series 2017-A Class A2
04/15/2026	1.910%	300,000	299,810
Ascentium Equipment Receivables Trust(b)
Series 2017-1A Class A2
07/10/2019	1.870%	215,000	214,864
Avis Budget Rental Car Funding AESOP LLC(b)
Series 2015-2A Class A
12/20/2021	2.630%	1,195,000	1,197,132
BMW Floorplan Master Owner Trust(a),(b)
Series 2015-1A Class A
1-month USD LIBOR + 0.500% 07/15/2020	1.726%	981,000	983,514
BMW Vehicle Lease Trust
Series 2017-1 Class A2
07/22/2019	1.640%	378,331	378,360
Cabela’s Credit Card Master Note Trust
Series 2015-2 Class A1
07/17/2023	2.250%	990,000	991,125
Capital One Multi-Asset Execution Trust
Series 2015-A2 Class A2
03/15/2023	2.080%	3,405,000	3,414,963
Series 2015-A8 Class A8
08/15/2023	2.050%	1,075,000	1,074,413
Series 2017-A3 Class A3
01/15/2025	2.430%	2,320,000	2,341,115
CarMax Auto Owner Trust
Series 2015-3 Class A3
05/15/2020	1.630%	1,027,464	1,027,218
Series 2016-4 Class A2
11/15/2019	1.210%	618,929	618,094
Series 2017-2 Class A2
06/15/2020	1.630%	1,665,000	1,664,745
Chase Issuance Trust
Series 2012-A4 Class A4
08/16/2021	1.580%	860,000	855,692
Chesapeake Funding II LLC(b)
Series 2016-1A Class A1
03/15/2028	2.110%	350,913	351,729
Series 2016-2A Class A1
06/15/2028	1.880%	404,683	404,671

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund | Semiannual Report 2017	5

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chesapeake Funding II LLC(a),(b)
Series 2016-2A Class A2
1-month USD LIBOR + 1.000% 06/15/2028	2.239%	647,493	650,969
Series 2017-3A Class A2
1-month USD LIBOR + 0.340% 08/15/2029	1.579%	870,000	870,961
Series 2017-4A Class A2
1-month USD LIBOR + 0.340% 11/15/2029	0.000%	910,000	909,909
Chrysler Capital Auto Receivables Trust(b)
Series 2016-BA Class A2
01/15/2020	1.360%	179,649	179,484
Citibank Credit Card Issuance Trust
Series 2014-A1 Class A1
01/23/2023	2.880%	3,455,000	3,544,631
Series 2014-A6 Class A6
07/15/2021	2.150%	475,000	477,561
Series 2017-A3 Class A3
04/07/2022	1.920%	2,850,000	2,846,516
CNH Equipment Trust
Series 2015-B Class A3
07/15/2020	1.370%	143,173	143,042
Dell Equipment Finance Trust(b)
Series 2016-1 Class A2
09/24/2018	1.430%	150,434	150,356
Dell Equipment Finance Trust(a),(b)
Series 2017-2 Class A2B
1-month USD LIBOR + 0.300% 02/24/2020	1.708%	410,000	409,994
Discover Card Execution Note Trust
Series 2017-A2 Class A2
07/15/2024	2.390%	1,125,000	1,132,725
Enterprise Fleet Financing LLC(b)
Series 2015-1 Class A2
09/20/2020	1.300%	134,931	134,864
Series 2015-2 Class A2
02/22/2021	1.590%	257,793	257,752
Series 2016-2 Class A2
02/22/2022	1.740%	475,505	475,122
Fifth Third Auto Trust
Series 2017-1 Class A2A
04/15/2020	1.590%	490,000	489,260
Ford Credit Auto Lease Trust
Series 2017-A Class A3
04/15/2020	1.880%	500,000	500,417
Ford Credit Auto Owner Trust(b)
Series 2015-1 Class A
07/15/2026	2.120%	3,365,000	3,375,297
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-2 Class A
01/15/2027	2.440%	970,000	977,679
Series 2016-1 Class A
08/15/2027	2.310%	4,830,000	4,845,476
Series 2017-1 Class A
08/15/2028	2.620%	2,000,000	2,018,170
Series 2017-2 Class A
03/15/2029	2.360%	1,225,000	1,218,366
Ford Credit Auto Owner Trust
Series 2016-A Class A2A
12/15/2018	1.120%	119	119
Ford Credit Floorplan Master Owner Trust(b)
Series 2013-2 Class A
03/15/2022	2.090%	1,570,000	1,570,816
Ford Credit Floorplan Master Owner Trust
Series 2017-3 Class A
09/15/2024	2.480%	1,525,000	1,530,950
GM Financial Automobile Leasing Trust
Series 2015-3 Class A3
03/20/2019	1.690%	463,690	463,728
Series 2016-3 Class A2A
02/20/2019	1.350%	383,661	383,357
Series 2017-3 Class A2A
01/21/2020	1.720%	575,000	573,726
Series 2017-3 Class A3
11/20/2020	2.010%	251,000	249,957
GM Financial Consumer Automobile Receivables Trust(b)
Series 2017-3A Class A3
05/16/2022	1.970%	1,690,000	1,686,967
GMF Floorplan Owner Revolving Trust(a),(b)
Series 2016-1 Class A2
1-month USD LIBOR + 0.850% 05/17/2021	2.089%	730,000	736,719
Harley-Davidson Motorcycle Trust
Series 2015-1 Class A3
06/15/2020	1.410%	203,405	203,240
Hertz Fleet Lease Funding LP(a),(b)
Series 2016-1 Class A1
1-month USD LIBOR + 1.100% 04/10/2030	2.335%	1,838,334	1,842,992
Series 2017-1 Class A1
1-month USD LIBOR + 0.650% 04/10/2031	1.885%	505,000	505,015
Hertz Vehicle Financing II LP(b)
Series 2015-3A Class A
09/25/2021	2.670%	1,000,000	989,347
Series 2016-2A Class A
03/25/2022	2.950%	700,000	699,982

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Honda Auto Receivables Owner Trust
Series 2015-2 Class A3
02/21/2019	1.040%	67,604	67,533
Hyundai Auto Receivables Trust
Series 2017-A Class A2A
02/18/2020	1.480%	1,405,000	1,403,856
Hyundai Floorplan Master Owner Trust(a),(b)
Series 2016-1A Class A1
1-month USD LIBOR + 0.900% 03/15/2021	2.139%	330,000	331,803
John Deere Owner Trust
Series 2016-A Class A2
10/15/2018	1.150%	61,950	61,944
Kubota Credit Owner Trust(b)
Series 2016-1A Class A2
04/15/2019	1.250%	296,639	296,282
Mercedes-Benz Auto Lease Trust
Series 2016-B Class A2
01/15/2019	1.150%	263,218	263,043
Series 2017-A Class A2A
08/15/2019	1.530%	1,445,000	1,444,343
Navitas Equipment Receivables LLC(b)
Series 2015-1 Class A2
11/15/2018	2.120%	237,527	237,398
New York City Tax Lien Trust(b)
Series 2015-A Class A
11/10/2028	1.340%	141,871	141,239
Series 2016-A Class A
11/10/2029	1.470%	167,685	166,538
NextGear Floorplan Master Owner Trust(a),(b)
Series 2017-2A Class A1
1-month USD LIBOR + 0.680% 10/17/2022	1.917%	440,000	440,000
NextGear Floorplan Master Owner Trust(b)
Series 2017-2A Class A2
10/17/2022	2.560%	730,000	729,346
Nissan Auto Lease Trust
Series 2016-B Class A2A
12/17/2018	1.260%	443,559	443,155
Series 2017-B Class A3
09/15/2020	2.050%	870,000	869,761
Nissan Auto Receivables Owner Trust
Series 2016-A Class A3
10/15/2020	1.340%	585,000	583,099
Nissan Master Owner Trust Receivables(a)
Series 2017-A Class A
1-month USD LIBOR + 0.310% 04/15/2021	1.549%	1,445,000	1,447,034
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Octagon Investment Partners XV Ltd.(a),(b)
Series 2013-1A Class A1AR
3-month USD LIBOR + 1.210% 07/19/2030	2.567%	2,500,000	2,512,613
SoFi Professional Loan Program LLC(b)
Series 2016-A
12/26/2036	2.760%	850,455	855,582
Synchrony Credit Card Master Note Trust
Series 2016-1 Class A
03/15/2022	2.040%	1,295,000	1,298,539
Synchrony Credit Card Master Note Trust(c)
Series 2017-2 Class A
10/15/2025	2.620%	800,000	799,901
USAA Auto Owner Trust
Series 2017-1 Class A3
05/17/2021	1.700%	565,000	563,148
Volvo Financial Equipment LLC(b)
Series 2015-1A Class A3
06/17/2019	1.510%	436,707	436,490
Voya Ltd.(a),(b)
Series 2012-4A Class A1R
3-month USD LIBOR + 1.450% 10/15/2028	2.754%	1,500,000	1,510,821
Wheels SPV 2 LLC(b)
Series 2015-1A Class A2
04/22/2024	1.270%	146,873	146,744
Series 2016-1A Class A2
05/20/2025	1.590%	222,841	222,427
World Financial Network Credit Card Master Trust
Series 2012-D Class A
04/17/2023	2.150%	790,000	792,337
Series 2015-B Class A
06/17/2024	2.550%	1,815,000	1,825,709
World Omni Auto Receivables Trust
Series 2017-A Class A3
09/15/2022	1.930%	1,440,000	1,441,153
World Omni Automobile Lease Securitization Trust
Series 2015-A Class A3
10/15/2018	1.540%	755,857	755,928
World Omni Automobile Lease Securitization Trust(a)
Series 2016-A2B Class A2B
1-month USD LIBOR + 0.410% 02/15/2019	1.649%	258,087	258,339
Total Asset-Backed Securities — Non-Agency (Cost $78,278,738)			78,445,046

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Commercial Mortgage-Backed Securities - Agency 1.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
Series K724 Class A1
03/25/2023	2.776%	5,432,400	5,541,318
Total Commercial Mortgage-Backed Securities - Agency (Cost $5,528,366)			5,541,318

Commercial Mortgage-Backed Securities - Non-Agency 3.9%

American Homes 4 Rent Trust(b)
Series 2014-SFR2 Class A
10/17/2036	3.786%	2,591,029	2,711,956
Series 2014-SFR3 Class A
12/17/2036	3.678%	2,951,075	3,070,785
Series 2015-SFR2 Class A
10/17/2045	3.732%	260,857	272,226
Colony Multifamily Mortgage Trust(b)
Series 2014-1 Class A
04/20/2050	2.543%	876,342	871,348
DBUBS Mortgage Trust(b)
Series 2011-LC2A Class A4
07/10/2044	4.537%	2,560,000	2,725,604
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14 Class A4
08/15/2046	4.133%	1,305,000	1,403,216
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-C6 Class A3
05/15/2045	3.507%	1,268,021	1,322,237
Merrill Lynch Mortgage Investors Trust(d),(e)
CMO Series 1998-C3 Class IO
12/15/2030	0.864%	146,753	1
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C12 Class A4
10/15/2046	4.259%	2,608,000	2,818,164
Progress Residential Trust(b)
Series 2017-SFR1 Class A
08/17/2034	2.768%	719,352	716,158
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5 Class A4
03/10/2046	3.185%	1,370,000	1,407,465
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $17,377,768)			17,319,160

Common Stocks —%
Issuer	Shares	Value ($)
Consumer Staples —%
Beverages —%
Crimson Wine Group Ltd.(f)	3	30
Total Consumer Staples		30
Common Stocks —%
Issuer	Shares	Value ($)
Financials —%
Diversified Financial Services —%
Leucadia National Corp.	39	987
Total Financials		987
Total Common Stocks (Cost $—)		1,017

Corporate Bonds & Notes 30.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.5%
Lockheed Martin Corp.
03/01/2045	3.800%	525,000	518,087
Northrop Grumman Corp.
01/15/2025	2.930%	1,090,000	1,092,417
01/15/2028	3.250%	685,000	690,331
10/15/2047	4.030%	140,000	144,173
Total			2,445,008
Banking 13.0%
Bank of America Corp.(g)
01/20/2028	3.824%	2,690,000	2,771,386
12/31/2049	8.125%	965,000	994,185
Junior Subordinated
12/31/2049	8.000%	2,110,000	2,139,230
Bank of New York Mellon Corp. (The)(g)
Junior Subordinated
12/29/2049	4.500%	74,000	74,289
BankBoston Capital Trust IV(a)
Junior Subordinated
3-month USD LIBOR + 0.600% 06/08/2028	1.917%	1,183,000	1,111,968
Capital One Financial Corp.
05/12/2020	2.500%	1,150,000	1,154,739
Citigroup, Inc.(g)
Junior Subordinated
12/31/2049	5.800%	3,517,000	3,684,603
Fifth Third Bancorp(g)
Junior Subordinated
12/31/2049	4.900%	75,000	76,271
12/31/2049	5.100%	16,000	16,360
First Maryland Capital I(a)
Junior Subordinated
3-month USD LIBOR + 1.000% 01/15/2027	2.359%	1,496,000	1,418,896
First Maryland Capital II(a)
Junior Subordinated
3-month USD LIBOR + 0.850% 02/01/2027	2.227%	1,930,000	1,797,735

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HBOS PLC(b)
Subordinated
05/21/2018	6.750%	1,395,000	1,429,878
HSBC Holdings PLC
01/14/2022	4.875%	515,000	561,199
HSBC Holdings PLC(g)
Junior Subordinated
12/31/2049	6.000%	1,240,000	1,317,608
12/31/2049	6.375%	770,000	834,832
12/31/2049	6.375%	385,000	420,646
Huntington Capital Trust I(a)
Junior Subordinated
3-month USD LIBOR + 0.700% 02/01/2027	2.080%	315,000	284,662
JPMorgan Chase & Co.(g)
02/01/2028	3.782%	6,265,000	6,451,127
Junior Subordinated
04/29/2049	7.900%	4,150,000	4,259,062
12/29/2049	6.000%	161,000	177,674
12/31/2049	5.300%	2,315,000	2,434,422
JPMorgan Chase Capital XXI
Junior Subordinated
02/02/2037	2.261%	436,000	400,501
JPMorgan Chase Capital XXIII(a)
Junior Subordinated
3-month USD LIBOR + 1.000% 05/15/2047	2.315%	606,000	553,418
KeyCorp Capital I(a)
Junior Subordinated
3-month USD LIBOR + 0.740% 07/01/2028	2.075%	2,865,000	2,678,772
Lloyds Banking Group PLC
Subordinated
12/10/2025	4.582%	2,000,000	2,109,710
M&T Bank Corp.(g)
Junior Subordinated
12/31/2049	5.125%	192,000	204,881
MBNA Capital B(a)
Junior Subordinated
3-month USD LIBOR + 0.800% 02/01/2027	2.111%	124,000	117,575
Mellon Capital IV(a)
Junior Subordinated
3-month USD LIBOR + 0.565% 06/29/2049	4.000%	129,000	121,985
NTC Capital I(a)
Junior Subordinated
3-month USD LIBOR + 0.520% 01/15/2027	1.879%	1,566,000	1,462,335
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NTC Capital II(a)
Junior Subordinated
3-month USD LIBOR + 0.590% 04/15/2027	1.949%	694,000	649,700
Royal Bank of Scotland Group PLC(a)
3-month USD LIBOR + 1.470% 05/15/2023	2.785%	2,653,000	2,678,758
Santander Issuances SAU
Subordinated
11/19/2025	5.179%	740,000	799,746
State Street Corp.(a)
3-month USD LIBOR + 1.000% 06/15/2047	2.320%	2,745,000	2,497,637
SunTrust Capital I(a)
Junior Subordinated
3-month USD LIBOR + 0.670% 05/15/2027	1.990%	2,344,000	2,183,792
SunTrust Capital III(a)
Junior Subordinated
3-month USD LIBOR + 0.650% 03/15/2028	1.970%	355,000	326,143
Wachovia Capital Trust II(a)
Junior Subordinated
3-month USD LIBOR + 0.500% 01/15/2027	1.859%	2,135,000	2,005,423
Wells Fargo & Co.
10/23/2026	3.000%	2,320,000	2,270,050
Wells Fargo & Co.(g)
Junior Subordinated
03/29/2049	7.980%	3,723,000	3,798,007
Total			58,269,205
Cable and Satellite 0.9%
Charter Communications Operating LLC/Capital Corp.(b)
03/15/2028	4.200%	1,130,000	1,116,559
Charter Communications Operating LLC/Capital Corp.
10/23/2035	6.384%	535,000	617,057
NBCUniversal Enterprise Inc.(b)
Junior Subordinated
12/31/2049	5.250%	1,359,000	1,449,035
Time Warner Cable LLC
07/01/2038	7.300%	160,000	201,802
Time Warner Entertainment Co. LP
07/15/2033	8.375%	335,000	457,981
Total			3,842,434
Chemicals 0.3%
LYB International Finance BV
07/15/2043	5.250%	270,000	314,272

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund | Semiannual Report 2017	9

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LYB International Finance II BV
03/02/2027	3.500%	737,000	736,729
LyondellBasell Industries NV
04/15/2024	5.750%	343,000	392,547
Total			1,443,548
Consumer Cyclical Services 0.3%
Amazon.com, Inc.(b)
02/22/2023	2.400%	1,135,000	1,128,741
08/22/2037	3.875%	405,000	420,924
Total			1,549,665
Diversified Manufacturing 0.6%
General Electric Co.(g)
Junior Subordinated
12/31/2049	5.000%	2,649,000	2,761,990
Electric 2.7%
Baltimore Gas & Electric Co.
06/15/2033	5.200%	285,000	327,204
Cleveland Electric Illuminating Co. (The)
12/15/2036	5.950%	284,000	350,863
CMS Energy Corp.
03/01/2024	3.875%	485,000	509,303
08/15/2027	3.450%	405,000	411,296
Commonwealth Edison Co.
03/15/2036	5.900%	325,000	420,028
Consolidated Edison Co. of New York, Inc.
08/15/2037	6.300%	315,000	423,755
DTE Energy Co.
10/01/2026	2.850%	1,585,000	1,527,327
Duke Energy Florida Project Finance LLC
09/01/2029	2.538%	1,525,000	1,483,175
Duke Energy Progress LLC
09/15/2047	3.600%	260,000	256,163
Duke Energy Progress, Inc.
08/15/2045	4.200%	68,000	73,350
E.ON International Finance BV(b)
04/30/2038	6.650%	325,000	426,873
Enel Finance International NV(b)
05/25/2047	4.750%	515,000	545,037
FPL Energy National Wind LLC(b)
03/10/2024	5.608%	122,029	122,589
Jersey Central Power & Light Co.
06/01/2037	6.150%	520,000	615,062
Nevada Power Co.
09/15/2040	5.375%	314,000	381,926
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NextEra Energy Capital Holdings, Inc.(a)
Junior Subordinated
3-month USD LIBOR + 3.348% 09/01/2067	4.664%	885,000	887,100
Pacific Gas & Electric Co.
03/01/2034	6.050%	630,000	784,116
Pennsylvania Electric Co.(b)
03/15/2028	3.250%	695,000	690,095
Southern Co. (The)
07/01/2026	3.250%	612,000	609,299
07/01/2036	4.250%	350,000	363,470
Toledo Edison Co. (The)
05/15/2037	6.150%	175,000	222,505
Xcel Energy, Inc.
06/01/2025	3.300%	665,000	676,034
Total			12,106,570
Finance Companies 0.1%
HSBC Finance Corp.
Subordinated
01/15/2021	6.676%	279,000	313,732
Food and Beverage 0.4%
Anheuser-Busch InBev Finance, Inc.
02/01/2046	4.900%	645,000	722,542
Kraft Heinz Foods Co.
06/01/2046	4.375%	590,000	576,627
Tyson Foods, Inc.(a)
3-month USD LIBOR + 0.450% 08/21/2020	1.765%	460,000	460,946
Total			1,760,115
Health Care 0.6%
Becton Dickinson and Co.(a)
3-month USD LIBOR + 1.030% 06/06/2022	2.346%	963,000	969,092
Becton Dickinson and Co.
05/15/2044	4.875%	575,000	597,753
Express Scripts Holding Co.
07/15/2046	4.800%	705,000	732,029
New York and Presbyterian Hospital (The)
08/01/2036	3.563%	245,000	239,503
Total			2,538,377
Independent Energy 0.5%
Canadian Natural Resources Ltd.
06/30/2033	6.450%	110,000	132,212

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hess Corp.
03/15/2033	7.125%	596,000	710,119
02/15/2041	5.600%	180,000	188,054
04/01/2047	5.800%	365,000	392,762
Noble Energy, Inc.
04/01/2027	8.000%	809,000	1,031,756
Total			2,454,903
Integrated Energy 0.4%
Cenovus Energy, Inc.
11/15/2039	6.750%	1,515,000	1,794,676
Life Insurance 0.8%
Brighthouse Financial, Inc.(b)
06/22/2047	4.700%	880,000	869,625
Massachusetts Mutual Life Insurance Co.(b)
Subordinated
04/15/2065	4.500%	300,000	311,442
MetLife, Inc.(b),(g)
Junior Subordinated
04/08/2068	9.250%	41,000	60,933
Northwestern Mutual Life Insurance Co. (The)(b)
Subordinated
09/30/2047	3.850%	650,000	639,721
Teachers Insurance & Annuity Association of America(b)
12/16/2039	6.850%	25,000	34,327
Subordinated
09/15/2044	4.900%	110,000	124,957
05/15/2047	4.270%	745,000	772,465
Voya Financial, Inc.
06/15/2026	3.650%	650,000	655,205
06/15/2046	4.800%	329,000	351,461
Total			3,820,136
Media and Entertainment 0.3%
Discovery Communications LLC
03/20/2028	3.950%	720,000	714,078
09/20/2037	5.000%	255,000	262,084
09/20/2047	5.200%	360,000	366,783
Total			1,342,945
Midstream 2.1%
El Paso LLC
01/15/2032	7.750%	290,000	372,829
Enbridge, Inc.(g)
Subordinated
07/15/2077	5.500%	1,889,000	1,944,839
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Enterprise Products Operating LLC(a)
Junior Subordinated
3-month USD LIBOR + 3.708% 08/01/2066	5.084%	2,691,000	2,691,503
Enterprise Products Operating LLC(g)
Junior Subordinated
08/16/2077	5.250%	1,685,000	1,733,137
Kinder Morgan Energy Partners LP
03/15/2032	7.750%	190,000	241,741
01/15/2038	6.950%	195,000	239,756
11/15/2040	7.500%	350,000	442,045
Plains All American Pipeline LP/Finance Corp.
10/15/2023	3.850%	660,000	662,208
05/15/2036	6.700%	226,000	249,674
06/01/2042	5.150%	405,000	389,472
02/15/2045	4.900%	371,000	352,718
Southern Natural Gas Co. LLC
03/01/2032	8.000%	195,000	267,856
Total			9,587,778
Natural Gas 0.7%
Boston Gas Co.(b)
08/01/2027	3.150%	800,000	798,274
KeySpan Corp.
11/15/2030	8.000%	200,000	274,529
NiSource Finance Corp.
02/15/2023	3.850%	685,000	713,758
02/15/2044	4.800%	50,000	55,646
05/15/2047	4.375%	671,000	708,764
Sempra Energy
11/15/2025	3.750%	565,000	585,709
06/15/2027	3.250%	92,000	91,443
Total			3,228,123
Oil Field Services 0.3%
Noble Holding International Ltd.(g)
03/16/2018	5.750%	1,470,000	1,481,688
Other Industry 0.3%
Massachusetts Institute of Technology
07/01/2116	3.885%	300,000	282,869
President and Fellows of Harvard College
10/01/2037	3.619%	315,000	323,387
07/15/2046	3.150%	314,000	300,092
07/15/2056	3.300%	685,000	655,689
Total			1,562,037
Pharmaceuticals 0.5%
Amgen, Inc.
05/01/2045	4.400%	325,000	342,384
06/15/2048	4.563%	277,000	297,664

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund | Semiannual Report 2017	11

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gilead Sciences, Inc.
09/20/2019	1.850%	445,000	444,619
Johnson & Johnson
12/05/2033	4.375%	427,000	485,790
03/03/2037	3.625%	525,000	547,441
Total			2,117,898
Property & Casualty 0.7%
Chubb Corp. (The)(a)
Junior Subordinated
3-month USD LIBOR + 2.250% 04/15/2037	3.609%	1,540,000	1,532,994
CNA Financial Corp.
08/15/2027	3.450%	1,048,000	1,036,205
Loews Corp.
05/15/2043	4.125%	379,000	381,786
Total			2,950,985
Railroads 0.3%
CSX Corp.
06/01/2027	3.250%	330,000	330,330
05/30/2042	4.750%	168,000	186,704
11/01/2066	4.250%	638,000	628,137
Total			1,145,171
Retailers 0.3%
CVS Pass-Through Trust(b)
08/11/2036	4.163%	670,378	684,025
Macy’s Retail Holdings, Inc.
02/15/2043	4.300%	790,000	582,142
Total			1,266,167
Supermarkets 0.3%
Kroger Co. (The)
04/15/2042	5.000%	172,000	175,182
01/15/2048	4.650%	998,000	980,857
Total			1,156,039
Technology 1.3%
Apple, Inc.
09/12/2027	2.900%	632,000	627,176
09/12/2047	3.750%	385,000	382,965
Broadcom Corp./Cayman Finance Ltd.(b)
01/15/2024	3.625%	770,000	795,056
01/15/2027	3.875%	1,975,000	2,032,164
Cisco Systems, Inc.(a)
3-month USD LIBOR + 0.340% 09/20/2019	1.665%	1,430,000	1,437,582
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oracle Corp.
07/15/2036	3.850%	170,000	177,445
07/15/2046	4.000%	290,000	300,049
Total			5,752,437
Tobacco 0.3%
BAT Capital Corp.(b)
08/14/2020	2.297%	1,150,000	1,150,757
Transportation Services 0.3%
ERAC USA Finance LLC(b)
12/01/2026	3.300%	700,000	688,547
03/15/2042	5.625%	443,000	514,457
11/01/2046	4.200%	287,000	273,966
Total			1,476,970
Wireless 0.4%
Sprint Spectrum Co. I/II/III LLC(b)
09/20/2021	3.360%	1,684,000	1,707,982
Wirelines 0.8%
AT&T, Inc.
03/01/2037	5.250%	940,000	977,822
08/14/2037	4.900%	900,000	898,580
08/14/2058	5.300%	330,000	326,680
Deutsche Telekom International Finance BV
06/01/2032	9.250%	190,000	296,355
Verizon Communications, Inc.
08/10/2033	4.500%	1,000,000	1,029,767
Total			3,529,204
Total Corporate Bonds & Notes (Cost $131,661,655)			134,556,540

Foreign Government Obligations(h) 0.9%

Mexico 0.6%
Mexico Government International Bond
03/15/2022	3.625%	781,000	814,077
03/08/2044	4.750%	250,000	249,643
Petroleos Mexicanos
09/21/2023	4.625%	639,000	655,066
06/15/2035	6.625%	435,000	459,046
09/21/2047	6.750%	115,000	118,526
Petroleos Mexicanos(b)
03/13/2027	6.500%	402,000	438,590
Total			2,734,948
Panama 0.1%
Panama Government International Bond
01/26/2036	6.700%	220,000	291,071

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Foreign Government Obligations(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Peru 0.1%
Peruvian Government International Bond
03/14/2037	6.550%	385,000	519,317
Philippines 0.1%
Philippine Government International Bond
10/23/2034	6.375%	275,000	368,496
Uruguay 0.0%
Uruguay Government International Bond
11/20/2045	4.125%	165,000	161,980
Total Foreign Government Obligations (Cost $3,933,397)			4,075,812

Municipal Bonds 2.2%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 0.5%
City of Chicago
Unlimited Tax General Obligation Bonds
Series 2015B
01/01/2033	7.375%	100,000	115,590
Los Angeles Unified School District
Unlimited General Obligation Bonds
Taxable Build America Bonds
Series 2009
07/01/2034	5.750%	1,465,000	1,877,720
Total			1,993,310
Sales Tax 0.1%
Central Puget Sound Regional Transit Authority
Revenue Bonds
Green Bonds
Series 2016S-1
11/01/2046	5.000%	390,000	523,427
Special Non Property Tax 0.2%
JobsOhio Beverage System
Taxable Revenue Bonds
Series 2013B
01/01/2035	4.532%	825,000	904,208
State General Obligation 1.0%
State of California
Unlimited General Obligation Bonds
Taxable Build America Bonds
Series 2009
04/01/2039	7.550%	1,190,000	1,834,480
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Texas
Unlimited General Obligation Refunding Bonds
Transportation Commission Mobility Fund
Series 2017
10/01/2033	5.000%	435,000	529,108
10/01/2034	5.000%	1,695,000	2,050,120
Total			4,413,708
Water & Sewer 0.4%
City of Chicago Waterworks
Revenue Bonds
2nd Lien
Series 2012
11/01/2042	5.000%	635,000	675,627
Build America Bonds
Series 2010
11/01/2040	6.742%	865,000	1,119,561
Total			1,795,188
Total Municipal Bonds (Cost $7,971,491)			9,629,841

Preferred Debt 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 0.0%
State Street Corp.(g)
12/31/2049	5.350%	4,425	120,360
Total Preferred Debt (Cost $110,625)			120,360

Residential Mortgage-Backed Securities - Agency 24.8%

Federal Home Loan Mortgage Corp.
03/01/2021- 05/01/2041	5.000%	721,690	783,438
09/01/2025- 10/01/2029	7.500%	24,831	27,575
11/01/2025- 12/01/2035	7.000%	227,582	260,720
06/01/2026	8.000%	325	362
06/01/2043- 06/01/2046	4.000%	12,733,439	13,396,660
01/01/2046- 08/01/2046	3.500%	4,264,326	4,402,110
Federal National Mortgage Association
10/01/2020- 12/01/2020	10.000%	12,030	12,169
08/01/2029- 09/01/2045	3.000%	11,012,009	11,199,422
10/01/2029	7.500%	12,366	14,451
12/01/2029- 05/01/2030	8.000%	91,222	102,103

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund | Semiannual Report 2017	13

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
01/01/2031	2.500%	1,396,707	1,407,868
07/01/2038	6.000%	1,814,926	2,059,005
01/01/2040	5.500%	2,546,156	2,817,983
09/01/2040	5.000%	1,879,468	2,042,858
05/01/2043- 11/01/2046	3.500%	21,019,812	21,666,762
11/01/2045	4.000%	2,781,287	2,943,577
07/01/2047	4.500%	3,301,373	3,530,618
Federal National Mortgage Association(c)
11/16/2032	2.500%	4,100,000	4,118,578
11/16/2032- 11/13/2047	3.000%	4,478,000	4,538,121
11/16/2032	3.500%	4,000,000	4,155,312
Federal National Mortgage Association(i)
08/01/2040	4.500%	4,488,454	4,834,056
Government National Mortgage Association
08/15/2020	9.500%	642	644
11/15/2022- 02/15/2030	7.000%	91,355	99,646
05/15/2023- 12/15/2031	6.500%	94,055	104,119
06/15/2025- 01/15/2030	8.000%	119,406	132,645
04/15/2026- 03/15/2030	7.500%	106,897	109,639
03/20/2028	6.000%	40,136	46,521
06/15/2030	9.000%	16,977	18,121
Government National Mortgage Association(a)
07/20/2021- 07/20/2022	2.125%	19,723	20,085
04/20/2022- 06/20/2028	2.625%	74,210	76,112
Government National Mortgage Association(c)
11/20/2047	3.500%	11,740,000	12,179,791
11/20/2047	4.000%	13,072,000	13,725,600
Vendee Mortgage Trust(d),(e)
CMO Series 1998-1 Class 2IO
03/15/2028	0.289%	1,706,148	11,834
CMO Series 1998-3 Class IO
03/15/2029	0.122%	2,239,773	2,505
Total Residential Mortgage-Backed Securities - Agency (Cost $111,035,046)			110,841,010

Residential Mortgage-Backed Securities - Non-Agency 3.4%

American Mortgage Trust(d),(j),(k)
CMO Series 2093-3 Class 3A
07/27/2023	8.188%	3,258	1,976
Bayview Opportunity Master Fund IVb Trust(b)
CMO Series 2017-SPL3 Class A
11/28/2053	4.000%	2,290,563	2,376,195
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BCAP LLC Trust(b),(d)
CMO Series 2012-RR10 Class 9A1
10/26/2035	3.479%	619,329	623,372
Citigroup Mortgage Loan Trust, Inc.(b),(d)
CMO Series 2015-A Class A4
06/25/2058	4.250%	494,348	507,987
COLT Mortgage Loan Trust(b),(d)
CMO Series 2017-1 Class A1
05/27/2047	2.614%	1,675,005	1,651,469
CMO Series 2017-2 Class A3A
10/25/2047	2.773%	1,657,065	1,659,565
MFA Trust(b),(d)
CMO Series 2017-RPL1 Class A1
02/25/2057	2.588%	911,807	911,709
Mill City Mortgage Trust(b)
CMO Series 2016-1 Class A1
04/25/2057	2.500%	894,225	891,651
New Residential Mortgage Loan Trust(b)
CMO Series 2014-1A Class A
01/25/2054	3.750%	1,176,358	1,207,947
CMO Series 2016-3A Class A1
09/25/2056	3.750%	715,087	734,145
Series 2014-2A Class A3
05/25/2054	3.750%	585,487	596,841
RBSSP Resecuritization Trust(b),(d)
CMO Series 2010-1 Class 3A1
08/26/2035	3.547%	245,516	245,964
Towd Point Mortgage Trust(b)
CMO Series 2016-2 Class A1
08/25/2055	3.000%	1,366,975	1,379,659
Verus Securitization Trust(b),(d)
CMO Series 2017-2A Class A1
07/25/2047	2.485%	647,920	648,287
WaMu Mortgage Pass-Through Certificates Trust(d)
CMO Series 2003-AR8 Class A
08/25/2033	3.216%	1,922,777	1,945,181
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $15,448,388)			15,381,948

U.S. Government & Agency Obligations 3.6%

Residual Funding Corp.(l)
STRIPS
01/15/2030	0.000%	3,342,000	2,292,301
04/15/2030	0.000%	19,725,000	13,715,404
Total U.S. Government & Agency Obligations (Cost $16,358,205)			16,007,705

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
U.S. Treasury Obligations 15.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
11/30/2017	0.875%	12,410,000	12,409,365
10/31/2019	1.500%	4,129,000	4,121,575
08/15/2020	1.500%	2,171,000	2,158,866
09/30/2022	1.875%	1,984,000	1,971,400
08/15/2027	2.250%	5,204,200	5,147,454
05/15/2047	3.000%	12,851,400	13,175,402
U.S. Treasury(c)
10/31/2022	2.000%	4,815,000	4,812,760
10/31/2024	2.250%	7,953,000	7,964,441
U.S. Treasury(l)
STRIPS
11/15/2018	0.000%	7,057,000	6,948,664
11/15/2019	0.000%	4,135,000	4,001,582
02/15/2040	0.000%	9,861,000	5,268,316
11/15/2041	0.000%	5,013,000	2,514,724
Total U.S. Treasury Obligations (Cost $68,877,688)			70,494,549
Money Market Funds 1.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(m),(n)	7,323,543	7,323,543
Total Money Market Funds (Cost $7,323,539)		7,323,543
Total Investments (Cost: $486,980,824)		492,849,466
Other Assets & Liabilities, Net		(44,996,360)
Net Assets		447,853,106

At October 31, 2017, securities and/or cash totaling $320,215 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	9	12/2017	USD	1,131,974	—	(18)
U.S. Treasury 2-Year Note	30	12/2017	USD	6,476,897	—	(11,101)
U.S. Treasury 5-Year Note	443	12/2017	USD	52,144,569	—	(396,024)
Total					—	(407,143)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(63)	12/2017	USD	(9,742,318)	166,467	—
U.S. Treasury Ultra 10-Year Note	(62)	12/2017	USD	(8,414,845)	126,743	—
U.S. Ultra Bond	(24)	12/2017	USD	(4,039,963)	80,189	—
Total					373,399	—

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
McDonald’s Corp.	Barclays	12/20/2022	1.000	Quarterly	USD	400,000	(15,109)	(467)	—	(14,004)	—	(1,572)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund | Semiannual Report 2017	15

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 29	Morgan Stanley	12/20/2022	1.000	Quarterly	USD	27,660,000	(115,105)	—	—	—	(115,105)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 28	Morgan Stanley	06/20/2024	1.000	Quarterly	0.769	USD	8,750,000	93,046	—	—	93,046	—
Markit CDX North America Investment Grade Index, Series 28	Morgan Stanley	06/20/2027	1.000	Quarterly	0.978	USD	3,280,000	33,177	—	—	33,177	—
Total								126,223	—	—	126,223	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Variable rate security.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2017, the value of these securities amounted to $79,015,127, which represents 17.64% of net assets.
(c)	Represents a security purchased on a when-issued basis.
(d)	Represents a variable rate security where the coupon rate adjusts periodically using the weighted average coupon of the underlying mortgages.
(e)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(f)	Non-income producing investment.
(g)	Represents a step bond where the coupon rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter.
(h)	Principal and interest may not be guaranteed by the government.
(i)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(j)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2017, the value of these securities amounted to $1,976, which represents less than 0.01% of net assets.
(k)	Valuation based on significant unobservable inputs.
(l)	Zero coupon bond.
(m)	The rate shown is the seven-day current annualized yield at October 31, 2017.
(n)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	2,633,674	85,546,714	(80,856,845)	7,323,543	323	(259)	15,450	7,323,543
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2017:
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund | Semiannual Report 2017	17

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Agency	—	23,111,617	—	—	23,111,617
Asset-Backed Securities — Non-Agency	—	78,445,046	—	—	78,445,046
Commercial Mortgage-Backed Securities - Agency	—	5,541,318	—	—	5,541,318
Commercial Mortgage-Backed Securities - Non-Agency	—	17,319,160	—	—	17,319,160
Common Stocks
Consumer Staples	30	—	—	—	30
Financials	987	—	—	—	987
Total Common Stocks	1,017	—	—	—	1,017
Corporate Bonds & Notes	—	134,556,540	—	—	134,556,540
Foreign Government Obligations	—	4,075,812	—	—	4,075,812
Municipal Bonds	—	9,629,841	—	—	9,629,841
Preferred Debt	120,360	—	—	—	120,360
Residential Mortgage-Backed Securities - Agency	—	110,841,010	—	—	110,841,010
Residential Mortgage-Backed Securities - Non-Agency	—	15,379,972	1,976	—	15,381,948
U.S. Government & Agency Obligations	—	16,007,705	—	—	16,007,705
U.S. Treasury Obligations	51,761,263	18,733,286	—	—	70,494,549
Money Market Funds	—	—	—	7,323,543	7,323,543
Total Investments	51,882,640	433,641,307	1,976	7,323,543	492,849,466
Derivatives
Asset
Futures Contracts	373,399	—	—	—	373,399
Swap Contracts	—	126,223	—	—	126,223
Liability
Futures Contracts	(407,143)	—	—	—	(407,143)
Swap Contracts	—	(116,677)	—	—	(116,677)
Total	51,848,896	433,650,853	1,976	7,323,543	492,825,268
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between Levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table(s) shows transfers between Levels of the fair value hierarchy:
Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
2,209,962	—	—	2,209,962
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential mortgage backed securities classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, single market quotations, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Bond Fund | Semiannual Report 2017

Statement of Assets and Liabilities
October 31, 2017 (Unaudited)
Assets
Investments in unaffiliated issuers, at cost	$479,657,285
Investments in affiliated issuers, at cost	7,323,539
Investments in unaffiliated issuers, at value	485,525,923
Investments in affiliated issuers, at value	7,323,543
Margin deposits on:
Swap contracts	161,540
Receivable for:
Investments sold	15,165,736
Investments sold on a delayed delivery basis	6,405,347
Capital shares sold	569,355
Dividends	2,858
Interest	2,464,568
Foreign tax reclaims	3,285
Variation margin for futures contracts	3,856
Variation margin for swap contracts	4,070
Expense reimbursement due from Investment Manager	1,615
Prepaid expenses	2,568
Trustees’ deferred compensation plan	172,678
Other assets	10,381
Total assets	517,817,323
Liabilities
Due to custodian	9
Unrealized depreciation on swap contracts	1,572
Upfront receipts on swap contracts	14,004
Payable for:
Investments purchased	12,510,507
Investments purchased on a delayed delivery basis	55,919,319
Capital shares purchased	287,732
Distributions to shareholders	867,433
Variation margin for futures contracts	46,878
Variation margin for swap contracts	8,386
Management services fees	6,135
Distribution and/or service fees	628
Transfer agent fees	14,579
Compensation of board members	62,364
Compensation of chief compliance officer	28
Other expenses	51,965
Trustees’ deferred compensation plan	172,678
Total liabilities	69,964,217
Net assets applicable to outstanding capital stock	$447,853,106
Represented by
Paid in capital	442,119,570
Excess of distributions over net investment income	(165,892)
Accumulated net realized gain	54,984
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	5,868,638
Investments - affiliated issuers	4
Futures contracts	(33,744)
Swap contracts	9,546
Total - representing net assets applicable to outstanding capital stock	$447,853,106
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund | Semiannual Report 2017	19

Statement of Assets and Liabilities  (continued)
October 31, 2017 (Unaudited)
Class A
Net assets	$52,930,801
Shares outstanding	6,193,282
Net asset value per share	$8.55
Maximum offering price per share(a)	$8.98
Class C
Net assets	$7,799,454
Shares outstanding	913,893
Net asset value per share	$8.53
Class R
Net assets	$774,820
Shares outstanding	90,667
Net asset value per share	$8.55
Class R4
Net assets	$529,648
Shares outstanding	62,029
Net asset value per share	$8.54
Class R5
Net assets	$770,469
Shares outstanding	90,426
Net asset value per share	$8.52
Class T
Net assets	$9,735
Shares outstanding	1,138
Net asset value per share(b)	$8.56
Maximum offering price per share(c)	$8.78
Class V
Net assets	$9,844,814
Shares outstanding	1,153,973
Net asset value per share	$8.53
Maximum offering price per share(d)	$8.96
Class Y
Net assets	$309,790,953
Shares outstanding	36,180,040
Net asset value per share	$8.56
Class Z
Net assets	$65,402,412
Shares outstanding	7,653,396
Net asset value per share	$8.55

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 4.75% for Class A shares.
(b)	Net asset value per share rounds to this amount due to fractional shares outstanding.
(c)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 2.50% for Class T shares.
(d)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 4.75% for Class V shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Bond Fund | Semiannual Report 2017

Statement of Operations
Six Months Ended October 31, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$2,965
Dividends — affiliated issuers	15,450
Interest	5,678,423
Total income	5,696,838
Expenses:
Management services fees	1,172,389
Distribution and/or service fees
Class A	67,025
Class B(a)	260
Class C	42,831
Class R	2,121
Class T	12
Class V	7,674
Transfer agent fees
Class A	46,236
Class B(a)	50
Class C	7,255
Class R	718
Class R4	447
Class R5	264
Class T	9
Class V	8,645
Class Y	6,461
Class Z	224,351
Compensation of board members	16,799
Custodian fees	18,533
Printing and postage fees	17,403
Registration fees	74,798
Audit fees	24,262
Legal fees	6,800
Compensation of chief compliance officer	100
Other	11,391
Total expenses	1,756,834
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(311,492)
Expense reduction	(1,400)
Total net expenses	1,443,942
Net investment income	4,252,896
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	3,446,474
Investments — affiliated issuers	323
Futures contracts	(651,164)
Swap contracts	(202,644)
Net realized gain	2,592,989
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	1,093,212
Investments — affiliated issuers	(259)
Futures contracts	183,933
Swap contracts	87,094
Net change in unrealized appreciation (depreciation)	1,363,980
Net realized and unrealized gain	3,956,969
Net increase in net assets resulting from operations	$8,209,865

(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund | Semiannual Report 2017	21

Statement of Changes in Net Assets
	Six Months Ended October 31, 2017 (Unaudited)	Year Ended April 30, 2017
Operations
Net investment income	$4,252,896	$10,754,592
Net realized gain	2,592,989	7,962,116
Net change in unrealized appreciation (depreciation)	1,363,980	(11,191,369)
Net increase in net assets resulting from operations	8,209,865	7,525,339
Distributions to shareholders
Net investment income
Class A	(394,778)	(1,034,173)
Class B(a)	(57)	(3,217)
Class C	(30,067)	(117,504)
Class I(b)	—	(202)
Class R	(5,092)	(22,179)
Class R4	(4,545)	(9,804)
Class R5	(6,819)	(4,047)
Class T	(73)	(180)
Class V	(79,794)	(203,922)
Class Y	(1,638,454)	(685,915)
Class Z	(1,828,530)	(8,545,326)
Net realized gains
Class A	—	(1,373,217)
Class B(a)	—	(7,527)
Class C	—	(265,520)
Class I(b)	—	(233)
Class R	—	(33,217)
Class R4	—	(11,833)
Class R5	—	(2,265)
Class T	—	(233)
Class V	—	(249,031)
Class Y	—	(694,144)
Class Z	—	(9,771,071)
Total distributions to shareholders	(3,988,209)	(23,034,760)
Decrease in net assets from capital stock activity	(29,084,790)	(63,208,077)
Total decrease in net assets	(24,863,134)	(78,717,498)
Net assets at beginning of period	472,716,240	551,433,738
Net assets at end of period	$447,853,106	$472,716,240
Excess of distributions over net investment income	$(165,892)	$(430,579)

(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(b)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Bond Fund | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	October 31, 2017 (Unaudited)		April 30, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A(a)
Subscriptions (b)	756,167	6,463,009	1,659,903	14,441,255
Distributions reinvested	32,134	274,942	204,954	1,737,972
Redemptions	(739,573)	(6,301,994)	(2,033,377)	(17,389,013)
Net increase (decrease)	48,728	435,957	(168,520)	(1,209,786)
Class B(a)
Subscriptions	3	23	3,079	27,031
Distributions reinvested	2	21	897	7,588
Redemptions (b)	(15,628)	(134,084)	(30,359)	(258,002)
Net decrease	(15,623)	(134,040)	(26,383)	(223,383)
Class C
Subscriptions	40,509	345,781	343,687	2,998,865
Distributions reinvested	3,207	27,415	37,211	314,028
Redemptions	(248,217)	(2,115,624)	(510,105)	(4,370,918)
Net decrease	(204,501)	(1,742,428)	(129,207)	(1,058,025)
Class I(c)
Redemptions	—	—	(1,136)	(9,587)
Net decrease	—	—	(1,136)	(9,587)
Class R
Subscriptions	4,500	38,431	13,908	120,270
Distributions reinvested	587	5,019	6,405	54,269
Redemptions	(23,319)	(199,010)	(111,998)	(956,730)
Net decrease	(18,232)	(155,560)	(91,685)	(782,191)
Class R4
Subscriptions	10,209	87,376	29,554	255,853
Distributions reinvested	521	4,457	2,501	21,197
Redemptions	(9,626)	(82,359)	(15,879)	(135,528)
Net increase	1,104	9,474	16,176	141,522
Class R5
Subscriptions	4,845	41,301	80,727	679,688
Distributions reinvested	789	6,729	695	5,861
Redemptions	(2,267)	(19,271)	(394)	(3,647)
Net increase	3,367	28,759	81,028	681,902
Class T
Distributions reinvested	—	—	1	9
Redemptions	(1)	(10)	—	—
Net increase (decrease)	(1)	(10)	1	9
Class V
Subscriptions	6,954	59,323	13,760	118,220
Distributions reinvested	6,707	57,290	39,128	331,591
Redemptions	(58,796)	(501,477)	(103,950)	(893,946)
Net decrease	(45,135)	(384,864)	(51,062)	(444,135)
Class Y(c)
Subscriptions	33,580,737	288,456,905	195,872	1,674,782
Distributions reinvested	744	6,368	1,059	9,025
Redemptions	(909,496)	(7,758,394)	(349,914)	(3,114,746)
Net increase (decrease)	32,671,985	280,704,879	(152,983)	(1,430,939)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund | Semiannual Report 2017	23

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	October 31, 2017 (Unaudited)		April 30, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Class Z
Subscriptions	701,751	6,005,610	3,688,460	31,717,666
Distributions reinvested	58,858	503,531	324,263	2,754,026
Redemptions	(36,685,524)	(314,356,098)	(10,890,599)	(93,345,156)
Net decrease	(35,924,915)	(307,846,957)	(6,877,876)	(58,873,464)
Total net decrease	(3,483,223)	(29,084,790)	(7,401,647)	(63,208,077)

(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(b)	Includes conversions of Class B shares to Class A shares, if any.
(c)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Bond Fund | Semiannual Report 2017

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Columbia Bond Fund | Semiannual Report 2017	25

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
10/31/2017 (c)	$8.47	0.07	0.07	0.14	(0.06)	—
4/30/2017	$8.72	0.16	(0.05)	0.11	(0.15)	(0.21)
4/30/2016	$8.91	0.16	0.07	0.23	(0.21)	(0.21)
4/30/2015	$8.86	0.17	0.15	0.32	(0.16)	(0.11)
4/30/2014	$9.46	0.16	(0.30)	(0.14)	(0.17)	(0.29)
4/30/2013	$9.58	0.23	0.17	0.40	(0.23)	(0.29)
Class C
10/31/2017 (c)	$8.46	0.03	0.07	0.10	(0.03)	—
4/30/2017	$8.71	0.10	(0.05)	0.05	(0.09)	(0.21)
4/30/2016	$8.90	0.09	0.07	0.16	(0.14)	(0.21)
4/30/2015	$8.85	0.10	0.16	0.26	(0.10)	(0.11)
4/30/2014	$9.45	0.11	(0.31)	(0.20)	(0.11)	(0.29)
4/30/2013	$9.57	0.17	0.17	0.34	(0.17)	(0.29)
Class R
10/31/2017 (c)	$8.47	0.06	0.07	0.13	(0.05)	—
4/30/2017	$8.72	0.14	(0.05)	0.09	(0.13)	(0.21)
4/30/2016	$8.91	0.14	0.07	0.21	(0.19)	(0.21)
4/30/2015	$8.86	0.14	0.16	0.30	(0.14)	(0.11)
4/30/2014	$9.46	0.14	(0.31)	(0.17)	(0.14)	(0.29)
4/30/2013	$9.58	0.21	0.16	0.37	(0.20)	(0.29)
Class R4
10/31/2017 (c)	$8.46	0.08	0.07	0.15	(0.07)	—
4/30/2017	$8.72	0.18	(0.06)	0.12	(0.17)	(0.21)
4/30/2016	$8.91	0.18	0.07	0.25	(0.23)	(0.21)
4/30/2015	$8.85	0.19	0.16	0.35	(0.18)	(0.11)
4/30/2014	$9.45	0.18	(0.30)	(0.12)	(0.19)	(0.29)
4/30/2013 (g)	$9.73	0.10	(0.07) (h)	0.03	(0.10)	(0.21)
Class R5
10/31/2017 (c)	$8.44	0.08	0.08	0.16	(0.08)	—
4/30/2017	$8.70	0.17	(0.04)	0.13	(0.18)	(0.21)
4/30/2016	$8.89	0.19	0.07	0.26	(0.24)	(0.21)
4/30/2015	$8.84	0.20	0.15	0.35	(0.19)	(0.11)
4/30/2014	$9.45	0.19	(0.31)	(0.12)	(0.20)	(0.29)
4/30/2013 (i)	$9.73	0.11	(0.07) (h)	0.04	(0.11)	(0.21)
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Bond Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.06)	$8.55	1.70%	1.00% (d)	0.86% (d),(e)	1.58% (d)	150%	$52,931
(0.36)	$8.47	1.34%	0.98% (f)	0.82% (e),(f)	1.86%	375%	$52,029
(0.42)	$8.72	2.74%	1.02%	0.86% (e)	1.83%	428%	$55,058
(0.27)	$8.91	3.63%	1.01%	0.90% (e)	1.85%	350%	$52,256
(0.46)	$8.86	(1.42%)	0.98%	0.96% (e)	1.83%	360%	$61,159
(0.52)	$9.46	4.21%	0.98%	0.90% (e)	2.43%	221%	$82,739

(0.03)	$8.53	1.20%	1.74% (d)	1.61% (d),(e)	0.80% (d)	150%	$7,799
(0.30)	$8.46	0.59%	1.73% (f)	1.57% (e),(f)	1.11%	375%	$9,461
(0.35)	$8.71	1.98%	1.77%	1.61% (e)	1.08%	428%	$10,870
(0.21)	$8.90	2.91%	1.76%	1.60% (e)	1.15%	350%	$9,406
(0.40)	$8.85	(2.01%)	1.73%	1.56% (e)	1.23%	360%	$10,917
(0.46)	$9.45	3.59%	1.73%	1.50% (e)	1.83%	221%	$15,812

(0.05)	$8.55	1.57%	1.24% (d)	1.11% (d),(e)	1.31% (d)	150%	$775
(0.34)	$8.47	1.09%	1.23% (f)	1.08% (e),(f)	1.62%	375%	$922
(0.40)	$8.72	2.49%	1.27%	1.11% (e)	1.57%	428%	$1,750
(0.25)	$8.91	3.37%	1.26%	1.15% (e)	1.59%	350%	$2,009
(0.43)	$8.86	(1.66%)	1.23%	1.21% (e)	1.59%	360%	$2,498
(0.49)	$9.46	3.95%	1.23%	1.15% (e)	2.16%	221%	$2,558

(0.07)	$8.54	1.83%	0.74% (d)	0.61% (d),(e)	1.83% (d)	150%	$530
(0.38)	$8.46	1.48%	0.73% (f)	0.57% (e),(f)	2.10%	375%	$516
(0.44)	$8.72	3.01%	0.77%	0.61% (e)	2.07%	428%	$390
(0.29)	$8.91	4.00%	0.76%	0.64% (e)	2.12%	350%	$26
(0.48)	$8.85	(1.18%)	0.74%	0.70% (e)	1.99%	360%	$28
(0.31)	$9.45	0.36%	0.69% (d)	0.69% (d),(e)	2.38% (d)	221%	$55

(0.08)	$8.52	1.88%	0.64% (d)	0.51% (d)	1.93% (d)	150%	$770
(0.39)	$8.44	1.58%	0.63% (f)	0.49% (f)	1.99%	375%	$735
(0.45)	$8.70	3.11%	0.60%	0.50%	2.14%	428%	$52
(0.30)	$8.89	4.04%	0.56%	0.50%	2.25%	350%	$413
(0.49)	$8.84	(1.10%)	0.57%	0.57%	2.09%	360%	$471
(0.32)	$9.45	0.42%	0.55% (d)	0.55% (d)	2.71% (d)	221%	$33,221
Columbia Bond Fund | Semiannual Report 2017	27

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class T
10/31/2017 (c)	$8.48	0.07	0.07	0.14	(0.06)	—
4/30/2017	$8.73	0.16	(0.05)	0.11	(0.15)	(0.21)
4/30/2016	$8.92	0.16	0.07	0.23	(0.21)	(0.21)
4/30/2015	$8.87	0.17	0.15	0.32	(0.16)	(0.11)
4/30/2014	$9.47	0.17	(0.31)	(0.14)	(0.17)	(0.29)
4/30/2013	$9.58	0.24	0.17	0.41	(0.23)	(0.29)
Class V
10/31/2017 (c)	$8.46	0.07	0.07	0.14	(0.07)	—
4/30/2017	$8.71	0.17	(0.05)	0.12	(0.16)	(0.21)
4/30/2016	$8.90	0.17	0.07	0.24	(0.22)	(0.21)
4/30/2015	$8.85	0.17	0.16	0.33	(0.17)	(0.11)
4/30/2014	$9.45	0.17	(0.30)	(0.13)	(0.18)	(0.29)
4/30/2013	$9.57	0.24	0.17	0.41	(0.24)	(0.29)
Class Y
10/31/2017 (c)	$8.48	0.10	0.06	0.16	(0.08)	—
4/30/2017	$8.74	0.19	(0.05)	0.14	(0.19)	(0.21)
4/30/2016	$8.92	0.19	0.09	0.28	(0.25)	(0.21)
4/30/2015	$8.87	0.20	0.15	0.35	(0.19)	(0.11)
4/30/2014	$9.47	0.20	(0.30)	(0.10)	(0.21)	(0.29)
4/30/2013	$9.59	0.27	0.16	0.43	(0.26)	(0.29)
Class Z
10/31/2017 (c)	$8.47	0.07	0.08	0.15	(0.07)	—
4/30/2017	$8.72	0.18	(0.05)	0.13	(0.17)	(0.21)
4/30/2016	$8.91	0.18	0.07	0.25	(0.23)	(0.21)
4/30/2015	$8.86	0.19	0.15	0.34	(0.18)	(0.11)
4/30/2014	$9.46	0.19	(0.31)	(0.12)	(0.19)	(0.29)
4/30/2013	$9.58	0.26	0.16	0.42	(0.25)	(0.29)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended October 31, 2017 (unaudited).
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

	Class A	Class C	Class R	Class R4	Class R5	Class T	Class V	Class Y	Class Z
04/30/2017	0.04%	0.04%	0.03%	0.04%	0.02%	0.03%	0.03%	0.03%	0.03%

(g)	Class R4 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(h)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(i)	Class R5 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Bond Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.06)	$8.56	1.70%	0.99% (d)	0.86% (d),(e)	1.58% (d)	150%	$10
(0.36)	$8.48	1.34%	1.01% (f)	0.83% (e),(f)	1.85%	375%	$10
(0.42)	$8.73	2.74%	1.03%	0.86% (e)	1.83%	428%	$10
(0.27)	$8.92	3.62%	1.00%	0.90% (e)	1.85%	350%	$10
(0.46)	$8.87	(1.40%)	0.90%	0.90% (e)	1.92%	360%	$10
(0.52)	$9.47	4.32%	0.90%	0.88% (e)	2.46%	221%	$2

(0.07)	$8.53	1.63%	0.89% (d)	0.76% (d),(e)	1.67% (d)	150%	$9,845
(0.37)	$8.46	1.44%	0.88% (f)	0.73% (e),(f)	1.95%	375%	$10,139
(0.43)	$8.71	2.85%	0.92%	0.76% (e)	1.93%	428%	$10,887
(0.28)	$8.90	3.73%	0.91%	0.80% (e)	1.95%	350%	$11,885
(0.47)	$8.85	(1.32%)	0.88%	0.86% (e)	1.94%	360%	$12,351
(0.53)	$9.45	4.32%	0.88%	0.80% (e)	2.53%	221%	$14,412

(0.08)	$8.56	1.90%	0.60% (d)	0.46% (d)	2.39% (d)	150%	$309,791
(0.40)	$8.48	1.63%	0.54% (f)	0.42% (f)	2.26%	375%	$29,756
(0.46)	$8.74	3.28%	0.56%	0.45%	2.24%	428%	$31,981
(0.30)	$8.92	4.05%	0.54%	0.48%	2.27%	350%	$27,155
(0.50)	$8.87	(0.99%)	0.53%	0.53%	2.27%	360%	$25,147
(0.55)	$9.47	4.60%	0.53%	0.52%	2.80%	221%	$24,368

(0.07)	$8.55	1.82%	0.74% (d)	0.61% (d),(e)	1.59% (d)	150%	$65,402
(0.38)	$8.47	1.60%	0.73% (f)	0.58% (e),(f)	2.11%	375%	$369,017
(0.44)	$8.72	3.00%	0.77%	0.61% (e)	2.08%	428%	$440,059
(0.29)	$8.91	3.88%	0.75%	0.65% (e)	2.10%	350%	$550,803
(0.48)	$8.86	(1.17%)	0.73%	0.71% (e)	2.07%	360%	$659,538
(0.54)	$9.46	4.47%	0.73%	0.65% (e)	2.69%	221%	$1,077,125
Columbia Bond Fund | Semiannual Report 2017	29

Notes to Financial Statements
October 31, 2017 (Unaudited)
Note 1. Organization
Columbia Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Class B shares of the Fund are no longer offered for sale. When available, Class B shares were subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Effective July 17, 2017, Class B shares were automatically converted to Class A shares without a CDSC. On August 4, 2017, the capital owned by Columbia Management Investment Advisers, LLC in Class B shares was redeemed without a CDSC.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus. Effective November 1, 2017, Class R4 shares were renamed Advisor Class shares.
Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus. Effective November 1, 2017, Class R5 shares were renamed Institutional 2 Class shares.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares.
Class V shares are subject to a maximum front-end sales charge of 4.75% based on the investment amount. Class V shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class V shares are available only to investors who received (and who have continuously held) Class V shares in connection with previous fund reorganizations.
Class Y shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus. Effective November 1, 2017, Class Y shares were renamed Institutional 3 Class shares.
Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus. Effective November 1, 2017, Class Z shares were renamed Institutional Class shares.
30	Columbia Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Columbia Bond Fund | Semiannual Report 2017	31

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate
32	Columbia Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index, increase or decrease its credit exposure to a single issuer of debt securities, to manage credit risk exposure and to hedge the Fund’s exposure on a debt security that it owns or in lieu of selling such debt security. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to
Columbia Bond Fund | Semiannual Report 2017	33

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payments or receipts by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
34	Columbia Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at October 31, 2017:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Net assets — unrealized appreciation on swap contracts	126,223*
Interest rate risk	Net assets — unrealized appreciation on futures contracts	373,399*
Total		499,622

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Net assets — unrealized depreciation on swap contracts	116,677*
Credit risk	Upfront receipts on swap contracts	14,004
Interest rate risk	Net assets — unrealized depreciation on futures contracts	407,143*
Total		537,824

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended October 31, 2017:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	(202,644)	(202,644)
Interest rate risk	(651,164)	—	(651,164)
Total	(651,164)	(202,644)	(853,808)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	87,094	87,094
Interest rate risk	183,933	—	183,933
Total	183,933	87,094	271,027
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended October 31, 2017:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	62,544,268
Futures contracts — short	25,643,267
Credit default swap contracts — buy protection	28,097,500
Credit default swap contracts — sell protection	12,030,000

*	Based on the ending quarterly outstanding amounts for the six months ended October 31, 2017.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing
Columbia Bond Fund | Semiannual Report 2017	35

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
36	Columbia Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of October 31, 2017:
	Barclays ($)	Morgan Stanley ($)	Total ($)
Assets
Centrally cleared credit default swap contracts (a)	-	4,070	4,070
Liabilities
Centrally cleared credit default swap contracts (a)	-	8,386	8,386
OTC credit default swap contracts (b)	15,576	-	15,576
Total liabilities	15,576	8,386	23,962
Total financial and derivative net assets	(15,576)	(4,316)	(19,892)
Total collateral received (pledged) (c)	-	(4,316)	(4,316)
Net amount (d)	(15,576)	-	(15,576)

(a)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(b)	Over-the-Counter swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.
(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Columbia Bond Fund | Semiannual Report 2017	37

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company net taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.50% to 0.34% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2017 was 0.50% of the Fund’s average daily net assets.
38	Columbia Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective August 1, 2017, total transfer agency fees for Class R5 and Class Y shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. Prior to August 1, 2017, these limitations were 0.075% for Class R5 shares and 0.025% for Class Y shares.
For the six months ended October 31, 2017, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.17
Class B	0.05 (a),(b)
Class C	0.17
Class R	0.17
Class R4	0.17
Class R5	0.07
Class T	0.18
Class V	0.17
Class Y	0.01
Class Z	0.18

(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(b)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2017, these minimum account balance fees reduced total expenses of the Fund by $1,400.
Columbia Bond Fund | Semiannual Report 2017	39

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class T shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class B, Class C, Class R and Class T shares of the Fund, respectively. As a result of all Class B shares of the Fund being redeemed or converted to Class A shares, August 4, 2017 was the last day the Fund paid a service fee or distribution fee for Class B shares.
Although the Fund may pay a distribution fee up to 0.25% of the Fund’s average daily net assets attributable to Class T shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class T shares, the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class T shares.
Shareholder services fees
The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.15% of the Fund’s average daily net assets attributable to Class V shares.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended October 31, 2017, if any, are listed below:
Amount ($)
Class A	44,324
Class C	405
Class V	1,037
40	Columbia Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through August 31, 2018
Class A	0.86%
Class C	1.61
Class R	1.11
Class R4	0.61
Class R5	0.51
Class T	0.86
Class V	0.76
Class Y	0.46
Class Z	0.61
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2017, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
486,967,000	8,640,000	(2,796,000)	5,844,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at April 30, 2017 as arising on May 1, 2017.
Late year ordinary losses ($)	Post-October capital losses ($)
—	1,299,116
Columbia Bond Fund | Semiannual Report 2017	41

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $750,507,978 and $781,277,732, respectively, for the six months ended October 31, 2017, of which $613,284,572 and $658,699,229, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended October 31, 2017.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
42	Columbia Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At October 31, 2017, one unaffiliated shareholder of record owned 74.6% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to
Columbia Bond Fund | Semiannual Report 2017	43

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
44	Columbia Bond Fund | Semiannual Report 2017

Board Consideration and Approval of Management
Agreement
On June 14, 2017, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Series Trust I (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Bond Fund (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the continuation of the Management Agreement.
In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 27, 2017, April 26, 2017 and June 13, 2017 and at Board meetings held on March 28, 2017 and June 14, 2017. In addition, the Board considers matters bearing on the Management Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 13, 2017, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 14, 2017, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund through August 31, 2018 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Management Agreement;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution, transfer agency and shareholder services to the Fund;
•	Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
Columbia Bond Fund | Semiannual Report 2017	45

Board Consideration and Approval of Management
Agreement  (continued)
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager’s compliance system by the Fund’s Chief Compliance Officer; and
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of services provided under the Management Agreement
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager’s experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information that compared the performance of the Fund to the performance of a group of comparable mutual funds as determined by the independent third-party data provider, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons. Although the Fund’s performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Management Agreement. Those factors included one or more of the following: (i) that the Fund’s performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund’s investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund’s investment strategy; (iii) that the Fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund’s investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.
The Committee and the Board noted that, through December 31, 2016, the Fund’s performance was in the twenty-ninth, twenty-ninth and sixty-fifth percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five-year periods, respectively.
The Committee and the Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Management Agreement.
46	Columbia Bond Fund | Semiannual Report 2017

Board Consideration and Approval of Management
Agreement  (continued)
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the independent third-party data provider and the independent fee consultant. The Committee and the Board noted that, as of December 31, 2016, the Fund’s actual management fee and net total expense ratio are both ranked in the third quintile (where the lowest fees and expenses would be in the first quintile) against the Fund’s expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, warranted the continuation of the Management Agreement.
Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund.
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2016 to profitability levels realized in 2015. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.
Columbia Bond Fund | Semiannual Report 2017	47

Board Consideration and Approval of Management
Agreement  (continued)
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.
Other benefits to the Investment Manager
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide distribution, transfer agency and shareholder services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.
48	Columbia Bond Fund | Semiannual Report 2017

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Columbia Bond Fund | Semiannual Report 2017	49

Columbia Bond Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR121_04_G01_(12/17)

SemiAnnual Report
October 31, 2017
Columbia Small Cap Value Fund I
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The current outlook for financial markets is clouded by two primary concerns: the high valuation of equities and the direction of interest rates. Following the U.S. presidential election, U.S. equities rallied based on the assumption that the new administration’s policies would stimulate growth quickly. Unfortunately it’s unclear whether those measures will get passed, much less passed quickly. In fixed income, uncertainty stems from the possibility that interest rates won’t rise as rapidly as expected if the administration’s proposed growth policies are not implemented.
Given this uncertainty, investors value a consistent approach more than ever. Investors want strong, repeatable risk-adjusted returns. Consistency — not surprises. As a leading global asset manager, we believe our consistent, collaborative investment approach enables us to deliver the dependable experience your portfolio demands. So, how do we strive to deliver a consistent investment experience?
Better insights
Your portfolio benefits from the investment insights uncovered by our talented investment teams around the world.
Better decisions
Our collaborative, interactive environment enables our investment teams to construct portfolios that take advantage of the best investment ideas.
Better outcomes
We aim to deliver a consistent experience, which means fewer surprises, dependable insights, and products designed to do the thing you want.
Whether you’re trying to save money to help your children go to college or for your own retirement, it’s the consistency of the return that is most essential. People who chase higher returns are usually also the first to sell when that investment goes through a bad patch. We try to combat this behavioral tendency by offering strategies that aim for a more consistent return. Our goal is for investors to panic less during periods of volatility, which can have a significant effect on their long-term results.
Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets can do what matters most to them: build a nest egg, leave a legacy, and live confidently — now and throughout retirement. It’s why our talented professionals around the world work together to uncover uncommon opportunities and why our process encourages challenge and debate around our most compelling ideas to ensure better informed investment decisions, which hopefully lead to better outcomes for you.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Small Cap Value Fund I   |  Semiannual Report 2017

Columbia Small Cap Value Fund I  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Small Cap Value Fund I (the Fund) seeks long-term capital appreciation.
Portfolio management
Jeremy Javidi, CFA
Portfolio manager
Managed Fund since 2005
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2017 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended October 31, 2017)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	07/25/86	10.36	32.57	14.56	7.56
	Including sales charges		4.01	24.94	13.21	6.92
Class C	Excluding sales charges	01/15/96	9.96	31.57	13.71	6.75
	Including sales charges		8.97	30.57	13.71	6.75
Class R*		09/27/10	10.23	32.24	14.29	7.30
Class R4*		11/08/12	10.53	32.91	14.87	7.70
Class R5*		11/08/12	10.57	33.08	15.03	7.77
Class Y*		07/15/09	10.59	33.14	15.08	7.95
Class Z		07/31/95	10.49	32.90	14.85	7.83
Russell 2000 Value Index			5.54	24.81	13.58	7.04
Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Effective November 1, 2017, Class R4, Class R5, Class Y and Class Z shares were renamed Advisor Class, Institutional 2 Class, Institutional 3 Class and Institutional Class shares, respectively. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Russell 2000 Value Index, an unmanaged index, tracks the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Small Cap Value Fund I | Semiannual Report 2017

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at October 31, 2017)
Radian Group, Inc.	1.4
MGIC Investment Corp.	1.3
Sunstone Hotel Investors, Inc.	1.3
Chesapeake Lodging Trust	1.0
UMB Financial Corp.	1.0
Pebblebrook Hotel Trust	1.0
American Equity Investment Life Holding Co.	1.0
Towne Bank	1.0
Entegris, Inc.	0.9
MACOM Technology Solutions Holdings, Inc.	0.9
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at October 31, 2017)
Common Stocks	99.1
Exchange-Traded Funds	0.3
Money Market Funds	0.6
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at October 31, 2017)
Consumer Discretionary	9.5
Consumer Staples	5.8
Energy	8.0
Financials	30.7
Health Care	8.7
Industrials	12.3
Information Technology	9.4
Materials	7.1
Real Estate	7.0
Telecommunication Services	0.5
Utilities	1.0
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Columbia Small Cap Value Fund I | Semiannual Report 2017	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
May 1, 2017 — October 31, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,103.60	1,018.70	7.13	6.84	1.33
Class C	1,000.00	1,000.00	1,099.60	1,014.88	11.13	10.68	2.08
Class R	1,000.00	1,000.00	1,102.30	1,017.43	8.46	8.12	1.58
Class R4	1,000.00	1,000.00	1,105.30	1,019.98	5.79	5.56	1.08
Class R5	1,000.00	1,000.00	1,105.70	1,020.54	5.20	4.99	0.97
Class Y	1,000.00	1,000.00	1,105.90	1,020.79	4.94	4.74	0.92
Class Z	1,000.00	1,000.00	1,104.90	1,019.98	5.79	5.56	1.08
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Small Cap Value Fund I | Semiannual Report 2017

Portfolio of Investments
October 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 99.2%
Issuer	Shares	Value ($)
Consumer Discretionary 9.4%
Auto Components 2.6%
Cooper Tire & Rubber Co.	139,336	4,570,221
Gentherm, Inc.(a)	75,716	2,536,486
Modine Manufacturing Co.(a)	156,937	3,303,524
Visteon Corp.(a)	44,380	5,593,655
Total		16,003,886
Diversified Consumer Services 0.4%
Carriage Services, Inc.	97,760	2,531,984
Household Durables 2.3%
Cavco Industries, Inc.(a)	23,237	3,645,885
Ethan Allen Interiors, Inc.	109,650	3,262,088
Hooker Furniture Corp.	51,380	2,435,412
Lifetime Brands, Inc.	120,667	2,250,440
Pico Holdings, Inc.(a)	144,007	2,721,732
Total		14,315,557
Leisure Products 0.4%
Malibu Boats, Inc., Class A(a)	83,882	2,617,118
Media 0.9%
AMC Entertainment Holdings, Inc., Class A	91,729	1,275,033
Liberty Global PLC LiLAC(a)	89,894	1,977,668
WideOpenWest, Inc.(a)	199,030	2,545,594
Total		5,798,295
Multiline Retail 0.5%
Hudson’s Bay Co.	330,346	2,885,822
Specialty Retail 1.3%
Aaron’s, Inc.	105,331	3,876,181
Sally Beauty Holdings, Inc.(a)	161,800	2,800,758
Vitamin Shoppe, Inc.(a)	330,589	1,520,709
Total		8,197,648
Textiles, Apparel & Luxury Goods 1.0%
Deckers Outdoor Corp.(a)	43,309	2,955,406
Skechers U.S.A., Inc., Class A(a)	42,050	1,342,236
Steven Madden Ltd.(a)	56,385	2,199,015
Total		6,496,657
Total Consumer Discretionary		58,846,967
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 5.8%
Beverages 0.8%
Boston Beer Co., Inc. (The), Class A(a)	26,800	4,771,740
Food & Staples Retailing 2.1%
Andersons, Inc. (The)	104,355	3,908,095
Smart & Final Stores, Inc.(a)	271,205	1,627,230
SpartanNash Co.	124,442	3,055,051
United Natural Foods, Inc.(a)	117,840	4,568,657
Total		13,159,033
Food Products 2.3%
Dean Foods Co.	308,070	3,003,683
Fresh Del Monte Produce, Inc.	102,616	4,567,438
Hain Celestial Group, Inc. (The)(a)	91,200	3,285,024
Sanderson Farms, Inc.	25,900	3,873,863
Total		14,730,008
Personal Products 0.6%
Inter Parfums, Inc.	75,472	3,494,353
Total Consumer Staples		36,155,134
Energy 7.9%
Energy Equipment & Services 1.4%
Aspen Aerogels, Inc.(a)	424,090	1,899,923
Dawson Geophysical Co.(a)	357,602	1,580,601
Natural Gas Services Group, Inc.(a)	111,271	3,093,334
Smart Sand, Inc.(a)	275,180	1,978,544
Total		8,552,402
Oil, Gas & Consumable Fuels 6.5%
Aegean Marine Petroleum Network, Inc.	667,732	3,004,794
Callon Petroleum Co.(a)	376,031	4,170,184
Carrizo Oil & Gas, Inc.(a)	152,615	2,699,759
Contango Oil & Gas Co.(a)	52,608	209,906
Delek US Holdings, Inc.	181,564	4,729,742
Earthstone Energy, Inc., Class A(a)	198,453	1,597,547
Eclipse Resources Corp.(a)	667,367	1,481,555
Gulfport Energy Corp.(a)	233,030	3,192,511
Jagged Peak Energy, Inc.(a)	296,827	4,122,927
SM Energy Co.	263,710	5,624,934
SRC Energy, Inc.(a)	382,775	3,651,673

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund I | Semiannual Report 2017	5

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
WildHorse Resource Development Corp.(a)	207,867	2,704,350
WPX Energy, Inc.(a)	328,200	3,702,096
Total		40,891,978
Total Energy		49,444,380
Financials 30.4%
Banks 14.8%
BancFirst Corp.	84,704	4,629,074
BankUnited, Inc.	153,636	5,354,215
Banner Corp.	94,471	5,415,078
Boston Private Financial Holdings, Inc.	309,937	4,927,998
Bridge Bancorp, Inc.	72,927	2,588,908
Brookline Bancorp, Inc.	260,363	4,009,590
Capital City Bank Group, Inc.	146,409	3,610,446
CenterState Bank Corp.	205,609	5,477,424
Columbia Banking System, Inc.	122,793	5,342,723
Community Trust Bancorp, Inc.	64,637	3,121,967
FCB Financial Holdings, Inc., Class A(a)	97,563	4,556,192
First Citizens BancShares Inc., Class A	13,027	5,275,935
First Financial Corp.	66,710	3,168,725
First of Long Island Corp. (The)	111,660	3,522,873
Heritage Financial Corp.	70,753	2,157,967
Investors Bancorp, Inc.	337,432	4,639,690
National Bank Holdings Corp., Class A	101,140	3,319,415
Northrim BanCorp, Inc.	105,520	3,429,400
Sierra Bancorp	61,442	1,625,755
Towne Bank	180,420	6,044,070
UMB Financial Corp.	87,730	6,450,787
Union Bankshares Corp.	108,774	3,753,791
Total		92,422,023
Capital Markets 1.6%
GAIN Capital Holdings, Inc.	329,686	2,433,083
INTL FCStone, Inc.(a)	111,440	4,625,874
Moelis & Co., ADR, Class A	75,592	3,231,558
Total		10,290,515
Consumer Finance 1.3%
Enova International, Inc.(a)	157,462	2,338,310
FirstCash, Inc.	88,408	5,644,851
Total		7,983,161
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 7.0%
American Equity Investment Life Holding Co.	213,651	6,304,841
Baldwin & Lyons, Inc., Class B	93,141	2,137,586
EMC Insurance Group, Inc.	89,451	2,635,226
Employers Holdings, Inc.	99,194	4,731,554
FBL Financial Group, Inc., Class A	63,516	4,912,963
Global Indemnity Ltd(a)	55,568	2,332,189
Heritage Insurance Holdings, Inc.	338,886	5,435,731
Horace Mann Educators Corp.	73,741	3,229,856
National Western Life Group, Inc., Class A	11,804	4,220,874
Navigators Group, Inc. (The)	76,430	4,432,940
United Fire Group, Inc.	81,130	3,739,282
Total		44,113,042
Thrifts & Mortgage Finance 5.7%
HomeStreet, Inc.(a)	161,708	4,697,617
MGIC Investment Corp.(a)	584,980	8,365,214
Provident Financial Holdings, Inc.	84,810	1,639,377
Radian Group, Inc.	419,480	8,792,301
Washington Federal, Inc.	144,263	5,020,353
Western New England Bancorp, Inc.	330,679	3,488,664
WSFS Financial Corp.	70,372	3,497,488
Total		35,501,014
Total Financials		190,309,755
Health Care 8.6%
Biotechnology 4.7%
ACADIA Pharmaceuticals, Inc.(a)	65,324	2,275,235
Alder Biopharmaceuticals, Inc.(a)	197,437	2,221,166
Axovant Sciences Ltd.(a)	164,910	864,128
bluebird bio, Inc.(a)	17,070	2,374,437
Coherus Biosciences, Inc.(a)	134,320	1,511,100
Dynavax Technologies Corp.(a)	155,159	3,413,498
Eagle Pharmaceuticals, Inc.(a)	40,189	2,160,159
Immunomedics, Inc.(a)	167,060	1,790,883
Intercept Pharmaceuticals, Inc.(a)	26,830	1,653,533
Keryx Biopharmaceuticals, Inc.(a)	229,947	1,490,057
Momenta Pharmaceuticals, Inc.(a)	167,910	2,367,531
Novavax, Inc.(a)	1,372,837	1,496,392
OncoMed Pharmaceuticals, Inc.(a)	170,413	686,764

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Small Cap Value Fund I | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Puma Biotechnology, Inc.(a)	24,735	3,148,766
Spark Therapeutics, Inc.(a)	28,250	2,285,425
Total		29,739,074
Health Care Equipment & Supplies 1.1%
iRadimed Corp.(a)	236,418	3,368,957
Quotient Ltd.(a)	247,993	1,267,244
Sientra, Inc.(a)	137,349	2,013,536
Total		6,649,737
Pharmaceuticals 2.8%
Aerie Pharmaceuticals, Inc.(a)	43,020	2,656,485
BioDelivery Sciences International, Inc.(a)	724,695	2,083,498
Dermira, Inc.(a)	50,140	1,342,248
Flex Pharma, Inc.(a)	190,623	510,870
Horizon Pharma PLC(a)	187,370	2,540,737
Impax Laboratories, Inc.(a)	150,840	2,737,746
Lannett Co., Inc.(a)	68,990	1,372,901
Pacira Pharmaceuticals, Inc.(a)	39,692	1,272,129
Supernus Pharmaceuticals, Inc.(a)	73,041	3,038,505
Total		17,555,119
Total Health Care		53,943,930
Industrials 12.2%
Airlines 0.2%
Spirit Airlines, Inc.(a)	42,650	1,581,888
Building Products 1.2%
Simpson Manufacturing Co., Inc.	68,961	3,843,886
Universal Forest Products, Inc.	30,343	3,425,725
Total		7,269,611
Commercial Services & Supplies 0.7%
Unifirst Corp.	29,415	4,632,862
Construction & Engineering 0.3%
Northwest Pipe Co.(a)	116,965	2,133,442
Electrical Equipment 1.4%
Encore Wire Corp.	97,826	4,416,844
General Cable Corp.	204,787	4,290,288
Total		8,707,132
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 5.6%
Albany International Corp., Class A	57,721	3,483,462
DMC Global Inc	183,207	3,984,752
EnPro Industries, Inc.	46,326	3,879,339
Gorman-Rupp Co.	78,375	2,506,433
Hardinge, Inc.	69,842	1,155,187
LB Foster Co., Class A(a)	99,129	2,468,312
Lydall, Inc.(a)	49,073	2,836,419
Mueller Industries, Inc.	123,732	4,299,687
Standex International Corp.	41,144	4,260,461
Titan International, Inc.	232,144	2,261,083
Wabash National Corp.	161,050	3,623,625
Total		34,758,760
Professional Services 0.7%
Korn/Ferry International	104,570	4,374,163
Road & Rail 1.0%
Heartland Express, Inc.	124,450	2,654,519
Werner Enterprises, Inc.	94,299	3,361,759
Total		6,016,278
Trading Companies & Distributors 1.1%
Houston Wire & Cable Co.(a)	315,326	1,686,994
Textainer Group Holdings Ltd.(a)	211,789	4,140,475
Transcat, Inc.(a)	92,790	1,178,433
Total		7,005,902
Total Industrials		76,480,038
Information Technology 9.3%
Communications Equipment 1.5%
Acacia Communications, Inc.(a)	46,790	1,979,685
Digi International, Inc.(a)	207,701	2,160,090
Netscout Systems, Inc.(a)	180,330	5,121,372
Total		9,261,147
Electronic Equipment, Instruments & Components 1.9%
AVX Corp.	204,362	3,850,180
FARO Technologies, Inc.(a)	51,570	2,671,326
MTS Systems Corp.	43,437	2,260,896
OSI Systems, Inc.(a)	38,560	3,407,933
Total		12,190,335

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund I | Semiannual Report 2017	7

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Internet Software & Services 0.3%
Criteo SA, ADR(a)	38,900	1,624,853
IT Services 1.3%
Mantech International Corp., Class A	110,997	5,151,371
TeleTech Holdings, Inc.	68,037	2,833,741
Total		7,985,112
Semiconductors & Semiconductor Equipment 2.6%
Adesto Technologies Corp.(a)	222,562	1,758,240
Entegris, Inc.	179,342	5,873,450
MACOM Technology Solutions Holdings, Inc.(a)	142,311	5,817,674
Silicon Laboratories, Inc.(a)	30,368	2,881,923
Total		16,331,287
Software 0.9%
MicroStrategy, Inc., Class A(a)	25,800	3,412,308
Silver Spring Networks, Inc.(a)	133,461	2,151,391
Total		5,563,699
Technology Hardware, Storage & Peripherals 0.8%
Electronics for Imaging, Inc.(a)	112,480	3,471,133
Stratasys Ltd.(a)	79,634	1,793,358
Total		5,264,491
Total Information Technology		58,220,924
Materials 7.1%
Chemicals 1.2%
A. Schulman, Inc.	81,730	3,211,989
Tronox Ltd., Class A	169,267	4,480,497
Total		7,692,486
Construction Materials 0.3%
Forterra, Inc.(a)	314,986	1,562,331
Containers & Packaging 0.4%
Greif, Inc., Class A	48,379	2,686,486
Metals & Mining 4.0%
Allegheny Technologies, Inc.(a)	175,047	4,407,684
Capstone Mining Corp.(a)	1,759,793	2,005,190
Centerra Gold, Inc.(a)	337,360	2,290,732
Commercial Metals Co.	168,900	3,290,172
Ferroglobe PLC	304,311	4,865,933
Olympic Steel, Inc.	123,888	2,339,005
Common Stocks (continued)
Issuer	Shares	Value ($)
TimkenSteel Corp.(a)	152,380	2,133,320
Universal Stainless & Alloy Products, Inc.(a)	174,555	3,578,378
Total		24,910,414
Paper & Forest Products 1.2%
Domtar Corp.	42,620	2,016,778
Louisiana-Pacific Corp.(a)	199,188	5,413,930
Total		7,430,708
Total Materials		44,282,425
Real Estate 6.9%
Equity Real Estate Investment Trusts (REITS) 6.9%
Altisource Residential Corp.	250,799	2,676,025
Chesapeake Lodging Trust	233,514	6,515,041
CoreCivic, Inc.	44,650	1,101,069
Farmland Partners, Inc.	226,440	1,890,774
GEO Group, Inc. (The)	76,360	1,981,542
Getty Realty Corp.	79,830	2,267,970
InfraREIT, Inc.(a)	101,000	2,262,400
National Health Investors, Inc.	28,380	2,162,272
Pebblebrook Hotel Trust	180,380	6,432,351
Potlatch Corp.	82,616	4,279,509
RLJ Lodging Trust	177,300	3,840,318
Sunstone Hotel Investors, Inc.	481,625	7,860,120
Total		43,269,391
Total Real Estate		43,269,391
Telecommunication Services 0.6%
Wireless Telecommunication Services 0.6%
Shenandoah Telecommunications Co.	88,326	3,356,388
Total Telecommunication Services		3,356,388
Utilities 1.0%
Gas Utilities 0.8%
Southwest Gas Corp.	59,575	4,908,384
Water Utilities 0.2%
Consolidated Water Co., Ltd.	120,819	1,486,074
Total Utilities		6,394,458
Total Common Stocks (Cost $385,468,751)		620,703,790

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Small Cap Value Fund I | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Exchange-Traded Funds 0.3%
	Shares	Value ($)
iShares Russell 2000 Value ETF	14,870	1,846,557
Total Exchange-Traded Funds (Cost $1,865,887)		1,846,557

Money Market Funds 0.6%

Columbia Short-Term Cash Fund, 1.177%(b),(c)	3,626,555	3,626,555
Total Money Market Funds (Cost $3,626,419)		3,626,555
Total Investments (Cost: $390,961,057)		626,176,902
Other Assets & Liabilities, Net		(543,343)
Net Assets		625,633,559
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at October 31, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	3,566,306	77,555,817	(77,495,568)	3,626,555	(789)	(98)	30,766	3,626,555
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund I | Semiannual Report 2017	9

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	58,846,967	—	—	—	58,846,967
Consumer Staples	36,155,134	—	—	—	36,155,134
Energy	49,444,380	—	—	—	49,444,380
Financials	190,309,755	—	—	—	190,309,755
Health Care	53,943,930	—	—	—	53,943,930
Industrials	76,480,038	—	—	—	76,480,038
Information Technology	58,220,924	—	—	—	58,220,924
Materials	44,282,425	—	—	—	44,282,425
Real Estate	43,269,391	—	—	—	43,269,391
Telecommunication Services	3,356,388	—	—	—	3,356,388
Utilities	6,394,458	—	—	—	6,394,458
Total Common Stocks	620,703,790	—	—	—	620,703,790
Exchange-Traded Funds	1,846,557	—	—	—	1,846,557
Money Market Funds	—	—	—	3,626,555	3,626,555
Total Investments	622,550,347	—	—	3,626,555	626,176,902
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Small Cap Value Fund I | Semiannual Report 2017

Statement of Assets and Liabilities
October 31, 2017 (Unaudited)
Assets
Investments in unaffiliated issuers, at cost	$387,334,638
Investments in affiliated issuers, at cost	3,626,419
Investments in unaffiliated issuers, at value	622,550,347
Investments in affiliated issuers, at value	3,626,555
Receivable for:
Investments sold	1,316,917
Capital shares sold	533,212
Dividends	111,361
Foreign tax reclaims	3,788
Expense reimbursement due from Investment Manager	359
Prepaid expenses	3,194
Trustees’ deferred compensation plan	131,308
Other assets	23,311
Total assets	628,300,352
Liabilities
Payable for:
Investments purchased	1,720,357
Capital shares purchased	648,861
Management services fees	14,640
Distribution and/or service fees	2,503
Transfer agent fees	106,176
Compensation of chief compliance officer	30
Other expenses	42,918
Trustees’ deferred compensation plan	131,308
Total liabilities	2,666,793
Net assets applicable to outstanding capital stock	$625,633,559
Represented by
Paid in capital	362,255,389
Undistributed net investment income	52,070
Accumulated net realized gain	28,110,698
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	235,215,709
Investments - affiliated issuers	136
Foreign currency translations	(443)
Total - representing net assets applicable to outstanding capital stock	$625,633,559
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund I | Semiannual Report 2017	11

Statement of Assets and Liabilities  (continued)
October 31, 2017 (Unaudited)
Class A
Net assets	$261,017,423
Shares outstanding	6,093,645
Net asset value per share	$42.83
Maximum offering price per share(a)	$45.44
Class C
Net assets	$24,820,694
Shares outstanding	834,618
Net asset value per share	$29.74
Class R
Net assets	$3,981,220
Shares outstanding	93,050
Net asset value per share	$42.79
Class R4
Net assets	$7,820,889
Shares outstanding	160,535
Net asset value per share	$48.72
Class R5
Net assets	$19,599,513
Shares outstanding	402,187
Net asset value per share	$48.73
Class Y
Net assets	$116,728,352
Shares outstanding	2,451,606
Net asset value per share	$47.61
Class Z
Net assets	$191,665,468
Shares outstanding	4,044,173
Net asset value per share	$47.39

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75% for Class A shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Small Cap Value Fund I | Semiannual Report 2017

Statement of Operations
Six Months Ended October 31, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$3,735,466
Dividends — affiliated issuers	30,766
Foreign taxes withheld	(956)
Total income	3,765,276
Expenses:
Management services fees	2,575,698
Distribution and/or service fees
Class A	313,540
Class B(a)	128
Class C	123,618
Class R	9,237
Transfer agent fees
Class A	213,654
Class B(a)	27
Class C	21,098
Class R	3,140
Class R4	4,502
Class R5	3,267
Class Y	3,979
Class Z	185,857
Compensation of board members	14,523
Custodian fees	7,286
Printing and postage fees	42,614
Registration fees	62,885
Audit fees	16,650
Legal fees	8,406
Line of credit interest expense	796
Compensation of chief compliance officer	128
Other	11,922
Total expenses	3,622,955
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(24,655)
Expense reduction	(2,966)
Total net expenses	3,595,334
Net investment income	169,942
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	34,149,914
Investments — affiliated issuers	(789)
Foreign currency translations	(444)
Net realized gain	34,148,681
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	23,806,235
Investments — affiliated issuers	(98)
Foreign currency translations	300
Net change in unrealized appreciation (depreciation)	23,806,437
Net realized and unrealized gain	57,955,118
Net increase in net assets resulting from operations	$58,125,060

(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund I | Semiannual Report 2017	13

Statement of Changes in Net Assets
	Six Months Ended October 31, 2017 (Unaudited)	Year Ended April 30, 2017
Operations
Net investment income	$169,942	$1,322,065
Net realized gain	34,148,681	77,113,102
Net change in unrealized appreciation (depreciation)	23,806,437	57,799,104
Net increase in net assets resulting from operations	58,125,060	136,234,271
Distributions to shareholders
Net investment income
Class A	—	(402,914)
Class I(a)	—	(303,984)
Class R4	—	(15,647)
Class R5	—	(34,589)
Class Y	—	(37,836)
Class Z	—	(743,137)
Net realized gains
Class A	(16,292,317)	(29,365,698)
Class B(b)	(2,295)	(124,956)
Class C	(2,239,873)	(4,281,190)
Class I(a)	—	(6,695,481)
Class R	(239,446)	(342,834)
Class R4	(277,483)	(489,083)
Class R5	(598,931)	(795,145)
Class Y	(3,958,217)	(891,840)
Class Z	(14,208,713)	(25,774,096)
Total distributions to shareholders	(37,817,275)	(70,298,430)
Increase (decrease) in net assets from capital stock activity	12,807,748	(62,712,941)
Total increase in net assets	33,115,533	3,222,900
Net assets at beginning of period	592,518,026	589,295,126
Net assets at end of period	$625,633,559	$592,518,026
Undistributed (excess of distributions over) net investment income	$52,070	$(117,872)

(a)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
(b)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Small Cap Value Fund I | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	October 31, 2017 (Unaudited)		April 30, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A(a)
Subscriptions (b)	425,150	17,633,020	785,638	31,247,604
Distributions reinvested	391,078	15,099,523	759,710	27,717,081
Redemptions	(616,408)	(25,238,740)	(2,035,269)	(80,478,189)
Net increase (decrease)	199,820	7,493,803	(489,921)	(21,513,504)
Class B(a)
Subscriptions	—	—	608	14,678
Distributions reinvested	88	2,035	5,061	115,903
Redemptions (b)	(4,983)	(125,117)	(38,466)	(979,775)
Net decrease	(4,895)	(123,082)	(32,797)	(849,194)
Class C
Subscriptions	40,376	1,157,573	137,450	3,992,173
Distributions reinvested	80,166	2,154,864	141,810	3,750,457
Redemptions	(180,127)	(5,179,808)	(335,761)	(9,675,452)
Net decrease	(59,585)	(1,867,371)	(56,501)	(1,932,822)
Class I(c)
Distributions reinvested	—	—	175,328	6,999,185
Redemptions	—	—	(1,657,130)	(73,016,567)
Net decrease	—	—	(1,481,802)	(66,017,382)
Class R
Subscriptions	17,742	725,849	8,532	342,347
Distributions reinvested	6,203	239,446	9,429	342,834
Redemptions	(3,724)	(147,758)	(18,652)	(741,217)
Net increase (decrease)	20,221	817,537	(691)	(56,036)
Class R4
Subscriptions	67,858	3,210,516	52,682	2,384,146
Distributions reinvested	6,322	277,347	12,209	504,495
Redemptions	(14,487)	(664,618)	(60,234)	(2,743,341)
Net increase	59,693	2,823,245	4,657	145,300
Class R5
Subscriptions	232,472	11,275,113	71,221	3,222,086
Distributions reinvested	13,649	598,796	20,143	829,496
Redemptions	(38,773)	(1,770,391)	(67,404)	(2,948,653)
Net increase	207,348	10,103,518	23,960	1,102,929
Class Y(c)
Subscriptions	1,024,374	43,611,150	1,417,765	62,312,773
Distributions reinvested	92,349	3,958,080	23,533	929,435
Redemptions	(65,699)	(2,925,792)	(286,153)	(11,968,088)
Net increase	1,051,024	44,643,438	1,155,145	51,274,120
Class Z
Subscriptions	532,584	23,795,663	1,608,782	69,670,796
Distributions reinvested	192,943	8,234,780	405,179	16,020,336
Redemptions	(1,917,025)	(83,113,783)	(2,617,833)	(110,557,484)
Net decrease	(1,191,498)	(51,083,340)	(603,872)	(24,866,352)
Total net increase (decrease)	282,128	12,807,748	(1,481,822)	(62,712,941)

(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(b)	Includes conversions of Class B shares to Class A shares, if any.
(c)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund I | Semiannual Report 2017	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
10/31/2017 (c)	$41.62	(0.01)	4.02	4.01	—	(2.80)
4/30/2017	$37.50	0.05	8.85	8.90	(0.06)	(4.72)
4/30/2016	$43.03	0.11	(1.13)	(1.02)	(0.12)	(4.39)
4/30/2015	$48.23	0.13	1.32	1.45	(0.18)	(6.47)
4/30/2014	$45.66	0.14	9.96	10.10	(0.30)	(7.23)
4/30/2013	$41.67	0.29	5.58	5.87	(0.24)	(1.64)
Class C
10/31/2017 (c)	$29.86	(0.12)	2.80	2.68	—	(2.80)
4/30/2017	$28.24	(0.19)	6.44	6.25	—	(4.63)
4/30/2016	$33.63	(0.13)	(0.87)	(1.00)	—	(4.39)
4/30/2015	$39.24	(0.17)	1.03	0.86	—	(6.47)
4/30/2014	$38.36	(0.19)	8.30	8.11	—	(7.23)
4/30/2013	$35.33	(0.01)	4.68	4.67	—	(1.64)
Class R
10/31/2017 (c)	$41.63	(0.07)	4.03	3.96	—	(2.80)
4/30/2017	$37.54	(0.06)	8.87	8.81	—	(4.72)
4/30/2016	$43.09	0.02	(1.13)	(1.11)	(0.05)	(4.39)
4/30/2015	$48.28	0.01	1.32	1.33	(0.05)	(6.47)
4/30/2014	$45.70	0.01	9.98	9.99	(0.18)	(7.23)
4/30/2013	$41.70	0.14	5.63	5.77	(0.13)	(1.64)
Class R4
10/31/2017 (c)	$46.89	0.04	4.59	4.63	—	(2.80)
4/30/2017	$41.66	0.15	9.94	10.09	(0.14)	(4.72)
4/30/2016	$47.24	0.24	(1.24)	(1.00)	(0.19)	(4.39)
4/30/2015	$52.31	0.27	1.43	1.70	(0.30)	(6.47)
4/30/2014	$48.96	0.27	10.73	11.00	(0.42)	(7.23)
4/30/2013 (g)	$43.31	0.22	7.42	7.64	(0.35)	(1.64)
Class R5
10/31/2017 (c)	$46.88	0.05	4.60	4.65	—	(2.80)
4/30/2017	$41.64	0.23	9.92	10.15	(0.19)	(4.72)
4/30/2016	$47.21	0.31	(1.25)	(0.94)	(0.24)	(4.39)
4/30/2015	$52.27	0.33	1.46	1.79	(0.38)	(6.47)
4/30/2014	$48.93	0.32	10.75	11.07	(0.50)	(7.23)
4/30/2013 (h)	$43.31	0.24	7.41	7.65	(0.39)	(1.64)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Small Cap Value Fund I | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(2.80)	$42.83	10.36%	1.34% (d),(e)	1.33% (d),(e),(f)	(0.07%) (d)	27%	$261,017
(4.78)	$41.62	26.02%	1.38% (e)	1.37% (e),(f)	0.12%	50%	$245,315
(4.51)	$37.50	(2.60%)	1.36%	1.36% (f)	0.29%	65%	$239,419
(6.65)	$43.03	3.48%	1.33%	1.33% (f)	0.29%	42%	$306,663
(7.53)	$48.23	22.95%	1.31% (e)	1.31% (e),(f)	0.28%	38%	$411,968
(1.88)	$45.66	14.68%	1.32%	1.32% (f)	0.70%	42%	$518,968

(2.80)	$29.74	9.96%	2.09% (d),(e)	2.08% (d),(e),(f)	(0.82%) (d)	27%	$24,821
(4.63)	$29.86	25.05%	2.12% (e)	2.12% (e),(f)	(0.65%)	50%	$26,703
(4.39)	$28.24	(3.32%)	2.12%	2.11% (f)	(0.45%)	65%	$26,846
(6.47)	$33.63	2.72%	2.08%	2.08% (f)	(0.47%)	42%	$32,642
(7.23)	$39.24	22.03%	2.06% (e)	2.06% (e),(f)	(0.48%)	38%	$37,568
(1.64)	$38.36	13.83%	2.07%	2.07% (f)	(0.04%)	42%	$36,007

(2.80)	$42.79	10.23%	1.59% (d),(e)	1.58% (d),(e),(f)	(0.32%) (d)	27%	$3,981
(4.72)	$41.63	25.71%	1.63% (e)	1.62% (e),(f)	(0.15%)	50%	$3,032
(4.44)	$37.54	(2.83%)	1.61%	1.61% (f)	0.06%	65%	$2,760
(6.52)	$43.09	3.22%	1.58%	1.58% (f)	0.01%	42%	$3,671
(7.41)	$48.28	22.65%	1.56% (e)	1.56% (e),(f)	0.01%	38%	$3,360
(1.77)	$45.70	14.40%	1.57%	1.57% (f)	0.33%	42%	$2,240

(2.80)	$48.72	10.53%	1.09% (d),(e)	1.08% (d),(e),(f)	0.16% (d)	27%	$7,821
(4.86)	$46.89	26.30%	1.13% (e)	1.12% (e),(f)	0.34%	50%	$4,729
(4.58)	$41.66	(2.31%)	1.11%	1.11% (f)	0.56%	65%	$4,007
(6.77)	$47.24	3.71%	1.08%	1.08% (f)	0.53%	42%	$9,840
(7.65)	$52.31	23.26%	1.06% (e)	1.06% (e),(f)	0.51%	38%	$9,620
(1.99)	$48.96	18.27%	0.99% (d)	0.99% (d)	1.00% (d)	42%	$3

(2.80)	$48.73	10.57%	0.98% (d),(e)	0.97% (d),(e)	0.22% (d)	27%	$19,600
(4.91)	$46.88	26.50%	0.97% (e)	0.97% (e)	0.52%	50%	$9,135
(4.63)	$41.64	(2.19%)	0.96%	0.96%	0.74%	65%	$7,115
(6.85)	$47.21	3.90%	0.93%	0.93%	0.67%	42%	$4,150
(7.73)	$52.27	23.44%	0.91% (e)	0.91% (e)	0.61%	38%	$2,494
(2.03)	$48.93	18.31%	0.89% (d)	0.89% (d)	1.10% (d)	42%	$3
Columbia Small Cap Value Fund I | Semiannual Report 2017	17

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class Y
10/31/2017 (c)	$45.86	0.07	4.48	4.55	—	(2.80)
4/30/2017	$40.83	0.09	9.87	9.96	(0.21)	(4.72)
4/30/2016	$46.37	0.29	(1.18)	(0.89)	(0.26)	(4.39)
4/30/2015	$51.46	0.36	1.42	1.78	(0.40)	(6.47)
4/30/2014	$48.26	0.31	10.63	10.94	(0.51)	(7.23)
4/30/2013	$43.93	0.50	5.90	6.40	(0.43)	(1.64)
Class Z
10/31/2017 (c)	$45.70	0.04	4.45	4.49	—	(2.80)
4/30/2017	$40.71	0.14	9.71	9.85	(0.14)	(4.72)
4/30/2016	$46.28	0.23	(1.22)	(0.99)	(0.19)	(4.39)
4/30/2015	$51.37	0.27	1.41	1.68	(0.30)	(6.47)
4/30/2014	$48.21	0.27	10.55	10.82	(0.43)	(7.23)
4/30/2013	$43.89	0.41	5.89	6.30	(0.34)	(1.64)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended October 31, 2017 (unaudited).
(d)	Annualized.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	Class R4 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(h)	Class R5 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Small Cap Value Fund I | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(2.80)	$47.61	10.59%	0.93% (d),(e)	0.92% (d),(e)	0.32% (d)	27%	$116,728
(4.93)	$45.86	26.57%	0.92% (e)	0.92% (e)	0.22%	50%	$64,230
(4.65)	$40.83	(2.13%)	0.91%	0.91%	0.70%	65%	$10,022
(6.87)	$46.37	3.95%	0.88%	0.88%	0.74%	42%	$9,261
(7.74)	$51.46	23.50%	0.87% (e)	0.87% (e)	0.61%	38%	$10,234
(2.07)	$48.26	15.20%	0.87%	0.87%	1.14%	42%	$1,229

(2.80)	$47.39	10.49%	1.09% (d),(e)	1.08% (d),(e),(f)	0.19% (d)	27%	$191,665
(4.86)	$45.70	26.33%	1.13% (e)	1.12% (e),(f)	0.34%	50%	$239,246
(4.58)	$40.71	(2.34%)	1.11%	1.11% (f)	0.54%	65%	$237,720
(6.77)	$46.28	3.75%	1.08%	1.08% (f)	0.54%	42%	$654,100
(7.66)	$51.37	23.24%	1.06% (e)	1.06% (e),(f)	0.53%	38%	$819,275
(1.98)	$48.21	14.97%	1.07%	1.07% (f)	0.93%	42%	$928,340
Columbia Small Cap Value Fund I | Semiannual Report 2017	19

Notes to Financial Statements
October 31, 2017 (Unaudited)
Note 1. Organization
Columbia Small Cap Value Fund I (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Class B shares of the Fund are no longer offered for sale. When available, Class B shares were subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Effective July 17, 2017, Class B shares were automatically converted to Class A shares without a CDSC. On August 4, 2017, the capital owned by Columbia Management Investment Advisers, LLC in Class B shares was redeemed without a CDSC.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus. Effective November 1, 2017, Class R4 shares were renamed Advisor Class shares.
Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus. Effective November 1, 2017, Class R5 shares were renamed Institutional 2 Class shares.
Class Y shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus. Effective November 1, 2017, Class Y shares were renamed Institutional 3 Class shares.
Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus. Effective November 1, 2017, Class Z shares were renamed Institutional Class shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
20	Columbia Small Cap Value Fund I | Semiannual Report 2017

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Columbia Small Cap Value Fund I | Semiannual Report 2017	21

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company net taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
22	Columbia Small Cap Value Fund I | Semiannual Report 2017

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.75% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2017 was 0.86% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
Columbia Small Cap Value Fund I | Semiannual Report 2017	23

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective August 1, 2017, total transfer agency fees for Class R5 and Class Y shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. Prior to August 1, 2017, these limitations were 0.075% for Class R5 shares and 0.025% for Class Y shares.
For the six months ended October 31, 2017, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.17
Class B	0.05 (a),(b)
Class C	0.17
Class R	0.17
Class R4	0.17
Class R5	0.06
Class Y	0.01
Class Z	0.17

(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(b)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2017, these minimum account balance fees reduced total expenses of the Fund by $2,966.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.75% and 0.50% of the average daily net assets attributable to Class B, Class C and Class R shares of the Fund, respectively. As a result of all Class B shares of the Fund being redeemed or converted to Class A shares, August 4, 2017 was the last day the Fund paid a service fee or distribution fee for Class B shares.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended October 31, 2017, if any, are listed below:
Amount ($)
Class A	65,879
Class C	296
24	Columbia Small Cap Value Fund I | Semiannual Report 2017

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	September 1, 2017 through August 31, 2018	Prior to September 1, 2017
Class A	1.32%	1.37%
Class C	2.07	2.12
Class R	1.57	1.62
Class R4	1.07	1.12
Class R5	0.95	1.02
Class Y	0.90	0.97
Class Z	1.07	1.12
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2017, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
390,961,000	244,861,000	(9,645,000)	235,216,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at April 30, 2017 as arising on May 1, 2017.
Late year ordinary losses ($)	Post-October capital losses ($)
—	2,732,890
Columbia Small Cap Value Fund I | Semiannual Report 2017	25

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $158,447,819 and $184,948,896, respectively, for the six months ended October 31, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
For the six months ended October 31, 2017, the average daily loan balance outstanding on days when borrowing existed was $2,580,000 at a weighted average interest rate of 2.22%. Interest expense incurred by the Fund is recorded as a line of credit interest expense in the Statement of Operations. The Fund had no outstanding borrowings at October 31, 2017.
Note 8. Significant risks
Financial sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
26	Columbia Small Cap Value Fund I | Semiannual Report 2017

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Shareholder concentration risk
At October 31, 2017, one unaffiliated shareholder of record owned 18.9% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 16.4% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Small Cap Value Fund I | Semiannual Report 2017	27

Board Consideration and Approval of Management
Agreement
On June 14, 2017, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Series Trust I (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Small Cap Value Fund I (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the continuation of the Management Agreement.
In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 27, 2017, April 26, 2017 and June 13, 2017 and at Board meetings held on March 28, 2017 and June 14, 2017. In addition, the Board considers matters bearing on the Management Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 13, 2017, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 14, 2017, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund through August 31, 2018 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Management Agreement;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution, transfer agency and shareholder services to the Fund;
•	Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
28	Columbia Small Cap Value Fund I | Semiannual Report 2017

Board Consideration and Approval of Management
Agreement  (continued)
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager’s compliance system by the Fund’s Chief Compliance Officer; and
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of services provided under the Management Agreement
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager’s experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information that compared the performance of the Fund to the performance of a group of comparable mutual funds as determined by the independent third-party data provider, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons. Although the Fund’s performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Management Agreement. Those factors included one or more of the following: (i) that the Fund’s performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund’s investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund’s investment strategy; (iii) that the Fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund’s investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.
The Committee and the Board noted that, through December 31, 2016, the Fund’s performance was in the ninth, twenty-ninth and sixty-seventh percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five-year periods, respectively.
The Committee and the Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Management Agreement.
Columbia Small Cap Value Fund I | Semiannual Report 2017	29

Board Consideration and Approval of Management
Agreement  (continued)
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the independent third-party data provider and the independent fee consultant. The Committee and the Board noted that, as of December 31, 2016, the Fund’s actual management fee and net total expense ratio are both ranked in the third quintile (where the lowest fees and expenses would be in the first quintile) against the Fund’s expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, warranted the continuation of the Management Agreement.
Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund.
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2016 to profitability levels realized in 2015. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.
30	Columbia Small Cap Value Fund I | Semiannual Report 2017

Board Consideration and Approval of Management
Agreement  (continued)
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.
Other benefits to the investment manager
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide distribution, transfer agency and shareholder services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.
Columbia Small Cap Value Fund I | Semiannual Report 2017	31

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
32	Columbia Small Cap Value Fund I | Semiannual Report 2017

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Small Cap Value Fund I
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR229_04_G01_(12/17)

SemiAnnual Report
October 31, 2017
Columbia U.S. Treasury Index Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The current outlook for financial markets is clouded by two primary concerns: the high valuation of equities and the direction of interest rates. Following the U.S. presidential election, U.S. equities rallied based on the assumption that the new administration’s policies would stimulate growth quickly. Unfortunately it’s unclear whether those measures will get passed, much less passed quickly. In fixed income, uncertainty stems from the possibility that interest rates won’t rise as rapidly as expected if the administration’s proposed growth policies are not implemented.
Given this uncertainty, investors value a consistent approach more than ever. Investors want strong, repeatable risk-adjusted returns. Consistency — not surprises. As a leading global asset manager, we believe our consistent, collaborative investment approach enables us to deliver the dependable experience your portfolio demands. So, how do we strive to deliver a consistent investment experience?
Better insights
Your portfolio benefits from the investment insights uncovered by our talented investment teams around the world.
Better decisions
Our collaborative, interactive environment enables our investment teams to construct portfolios that take advantage of the best investment ideas.
Better outcomes
We aim to deliver a consistent experience, which means fewer surprises, dependable insights, and products designed to do the thing you want.
Whether you’re trying to save money to help your children go to college or for your own retirement, it’s the consistency of the return that is most essential. People who chase higher returns are usually also the first to sell when that investment goes through a bad patch. We try to combat this behavioral tendency by offering strategies that aim for a more consistent return. Our goal is for investors to panic less during periods of volatility, which can have a significant effect on their long-term results.
Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets can do what matters most to them: build a nest egg, leave a legacy, and live confidently — now and throughout retirement. It’s why our talented professionals around the world work together to uncover uncommon opportunities and why our process encourages challenge and debate around our most compelling ideas to ensure better informed investment decisions, which hopefully lead to better outcomes for you.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia U.S. Treasury Index Fund   |  Semiannual Report 2017

Columbia U.S. Treasury Index Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia U.S. Treasury Index Fund (the Fund) seeks total return that corresponds to the total return of the FTSE Bond U.S. Treasury Index, before fees and expenses.
Portfolio management
Alan Erickson, CFA
Portfolio manager
Managed Fund since January 2017
Average annual total returns (%) (for the period ended October 31, 2017)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A		11/25/02	0.62	-0.94	0.86	3.20
Class C	Excluding sales charges	11/25/02	0.26	-1.63	0.20	2.55
	Including sales charges		-0.74	-2.60	0.20	2.55
Class R5*		11/08/12	0.69	-0.79	1.05	3.42
Class T*	Excluding sales charges	06/18/12	0.48	-1.04	0.78	3.06
	Including sales charges		-2.01	-3.51	0.27	2.80
Class Y*		03/01/17	0.69	-0.80	1.05	3.43
Class Z		06/04/91	0.69	-0.79	1.05	3.43
FTSE Bond U.S. Treasury Index			0.75	-0.67	1.23	3.58
Returns for Class C are shown with and without the 1.00% contingent deferred sales charge for the first year only. The returns for Class T shares are shown with and without the maximum applicable sales charge of 2.50% per transaction. The Fund’s other classes are not subject to sales charges and have limited eligibility. Effective November 1, 2017, Class R5, Class Y and Class Z shares were renamed Institutional 2 Class, Institutional 3 Class and Institutional Class shares, respectively. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The FTSE Bond U.S. Treasury Index is an index composed of all U.S. Treasury notes and bonds with remaining maturities of at least one year and outstanding principal of at least $25 million that are included in the Citi Broad Investment-Grade Bond Index.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia U.S. Treasury Index Fund | Semiannual Report 2017

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at October 31, 2017)
Money Market Funds	0.3
U.S. Treasury Obligations	99.7
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at October 31, 2017)
AAA rating	100.0
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Columbia U.S. Treasury Index Fund | Semiannual Report 2017	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
May 1, 2017 – October 31, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,006.20	1,023.70	1.79	1.80	0.35
Class C	1,000.00	1,000.00	1,002.60	1,020.13	5.36	5.40	1.05
Class R5	1,000.00	1,000.00	1,006.90	1,024.46	1.02	1.03	0.20
Class T	1,000.00	1,000.00	1,004.80	1,023.19	2.30	2.32	0.45
Class Y	1,000.00	1,000.00	1,006.90	1,024.46	1.02	1.03	0.20
Class Z	1,000.00	1,000.00	1,006.90	1,024.46	1.02	1.03	0.20
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia U.S. Treasury Index Fund | Semiannual Report 2017

Portfolio of Investments
October 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
U.S. Treasury Obligations 99.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
10/31/2018	0.750%	11,408,000	11,325,253
11/15/2018	1.250%	5,435,000	5,421,641
11/30/2018	1.250%	1,430,000	1,426,258
12/15/2018	1.250%	9,275,000	9,249,957
02/15/2019	0.750%	18,636,000	18,457,713
04/15/2019	0.875%	9,555,000	9,466,144
04/30/2019	1.625%	21,998,000	22,028,626
07/31/2019	0.875%	10,986,000	10,856,261
07/31/2019	1.375%	9,478,000	9,446,160
07/31/2019	1.625%	9,443,000	9,451,240
08/15/2019	0.750%	18,101,000	17,840,490
09/30/2019	1.750%	9,096,000	9,123,072
10/31/2019	1.500%	11,122,000	11,102,001
01/31/2020	1.250%	11,535,000	11,437,750
02/29/2020	1.250%	9,015,000	8,933,842
02/29/2020	1.375%	10,753,000	10,684,490
03/31/2020	1.125%	4,716,000	4,656,456
03/31/2020	1.375%	9,586,000	9,520,111
04/30/2020	1.375%	5,675,000	5,633,630
05/31/2020	1.500%	921,000	916,683
06/15/2020	1.500%	995,000	990,191
07/31/2020	1.625%	4,545,000	4,535,274
08/15/2020	2.625%	5,175,000	5,303,419
08/15/2020	8.750%	8,400,000	10,019,501
08/31/2020	1.375%	2,655,000	2,630,486
08/31/2020	2.125%	1,000,000	1,011,235
09/30/2020	1.375%	16,225,000	16,062,690
09/30/2020	2.000%	1,935,000	1,950,090
10/31/2020	1.375%	4,195,000	4,150,535
10/31/2020	1.750%	2,285,000	2,285,865
11/30/2020	1.625%	6,670,000	6,643,817
11/30/2020	2.000%	4,845,000	4,880,226
12/31/2020	1.750%	1,375,000	1,373,939
01/31/2021	1.375%	4,395,000	4,337,671
02/28/2021	1.125%	31,292,000	30,608,914
03/31/2021	1.250%	8,594,000	8,435,292
03/31/2021	2.250%	1,500,000	1,521,792
05/15/2021	3.125%	2,205,000	2,303,931
07/31/2021	2.250%	2,300,000	2,331,798
08/31/2021	1.125%	11,200,000	10,891,966
08/31/2021	2.000%	2,650,000	2,662,171
09/30/2021	2.125%	3,025,000	3,052,011
11/30/2021	1.875%	10,229,000	10,222,787
12/31/2021	2.125%	3,550,000	3,579,504
01/31/2022	1.500%	7,550,000	7,417,676
02/15/2022	2.000%	3,000,000	3,010,048
02/28/2022	1.750%	9,964,000	9,885,972
03/31/2022	1.750%	5,679,000	5,630,147
04/30/2022	1.750%	3,320,000	3,289,059
05/31/2022	1.875%	5,857,000	5,833,877
06/30/2022	2.125%	6,412,000	6,451,899
07/31/2022	1.875%	1,842,000	1,831,549
07/31/2022	2.000%	2,630,000	2,630,729
08/15/2022	1.625%	3,725,000	3,664,600
08/31/2022	1.875%	5,303,000	5,270,681
09/30/2022	1.750%	9,706,000	9,584,924
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
09/30/2022	1.875%	5,036,000	5,004,016
10/31/2022	1.875%	1,725,000	1,712,818
11/30/2022	2.000%	7,409,000	7,398,817
12/31/2022	2.125%	4,121,000	4,137,307
01/31/2023	1.750%	3,340,000	3,288,666
02/28/2023	1.500%	10,389,000	10,093,641
03/31/2023	1.500%	7,475,000	7,255,030
05/15/2023	1.750%	10,140,000	9,959,720
08/15/2023	2.500%	8,850,000	9,039,531
08/31/2023	1.375%	9,873,000	9,470,441
10/31/2023	1.625%	4,662,000	4,529,934
11/15/2023	2.750%	3,075,000	3,182,750
02/15/2024	2.750%	3,580,000	3,702,182
03/31/2024	2.125%	5,818,000	5,797,803
05/15/2024	2.500%	3,886,000	3,958,857
07/31/2024	2.125%	439,000	436,704
08/15/2024	2.375%	8,476,000	8,561,774
11/15/2024	2.250%	12,973,000	12,986,758
02/15/2025	2.000%	7,074,000	6,952,214
05/15/2025	2.125%	6,600,000	6,534,344
08/15/2025	2.000%	9,688,000	9,489,749
11/15/2025	2.250%	5,370,000	5,349,988
02/15/2026	1.625%	11,299,000	10,708,517
02/15/2026	6.000%	3,290,000	4,216,524
08/15/2026	1.500%	14,343,000	13,389,627
11/15/2026	2.000%	10,471,000	10,171,549
02/15/2027	2.250%	3,189,000	3,158,671
05/15/2027	2.375%	1,715,000	1,716,005
08/15/2027	2.250%	4,040,000	3,995,948
11/15/2028	5.250%	550,000	702,643
02/15/2029	5.250%	1,800,000	2,307,799
05/15/2030	6.250%	1,800,000	2,543,105
02/15/2031	5.375%	1,250,000	1,666,507
02/15/2036	4.500%	1,454,000	1,861,886
02/15/2039	3.500%	8,239,000	9,279,097
11/15/2039	4.375%	2,197,000	2,788,148
05/15/2040	4.375%	2,173,000	2,761,482
11/15/2040	4.250%	1,250,000	1,563,962
05/15/2041	4.375%	4,591,000	5,855,095
08/15/2041	3.750%	1,900,000	2,215,462
02/15/2043	3.125%	10,852,000	11,417,967
05/15/2043	2.875%	2,250,000	2,262,664
08/15/2043	3.625%	2,570,000	2,940,861
11/15/2043	3.750%	3,000,000	3,506,098
02/15/2044	3.625%	3,185,000	3,649,894
05/15/2044	3.375%	3,305,000	3,632,488
08/15/2044	3.125%	3,062,000	3,220,453
11/15/2044	3.000%	9,765,000	10,032,747
02/15/2045	2.500%	10,383,000	9,661,012
05/15/2045	3.000%	3,770,000	3,870,721
08/15/2045	2.875%	5,095,000	5,103,411
11/15/2045	3.000%	2,500,000	2,564,656
02/15/2046	2.500%	5,872,000	5,444,942
08/15/2046	2.250%	8,359,000	7,330,360
11/15/2046	2.875%	5,014,000	5,014,843

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Treasury Index Fund | Semiannual Report 2017	5

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/15/2047	3.000%	2,696,000	2,763,970
Total U.S. Treasury Obligations (Cost $707,607,945)			705,426,202

Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(a),(b)	2,282,394	2,282,394
Total Money Market Funds (Cost $2,282,261)		2,282,394
Total Investments (Cost: $709,890,206)		707,708,596
Other Assets & Liabilities, Net		3,865,483
Net Assets		711,574,079
Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at October 31, 2017.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	4,962,263	41,809,247	(44,489,116)	2,282,394	120	44	16,564	2,282,394
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia U.S. Treasury Index Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
U.S. Treasury Obligations	705,426,202	—	—	—	705,426,202
Money Market Funds	—	—	—	2,282,394	2,282,394
Total Investments	705,426,202	—	—	2,282,394	707,708,596
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Treasury Index Fund | Semiannual Report 2017	7

Statement of Assets and Liabilities
October 31, 2017 (Unaudited)
Assets
Investments in unaffiliated issuers, at cost	$707,607,945
Investments in affiliated issuers, at cost	2,282,261
Investments in unaffiliated issuers, at value	705,426,202
Investments in affiliated issuers, at value	2,282,394
Cash	1,337
Receivable for:
Investments sold	10,459,667
Capital shares sold	1,297,966
Dividends	2,735
Interest	3,427,155
Expense reimbursement due from Investment Manager	3,997
Trustees’ deferred compensation plan	60,466
Other assets	1,845
Total assets	722,963,764
Liabilities
Payable for:
Investments purchased	10,017,823
Capital shares purchased	354,927
Distributions to shareholders	947,508
Management services fees	7,793
Distribution and/or service fees	340
Other expenses	828
Trustees’ deferred compensation plan	60,466
Total liabilities	11,389,685
Net assets applicable to outstanding capital stock	$711,574,079
Represented by
Paid in capital	717,132,072
Excess of distributions over net investment income	(176,047)
Accumulated net realized loss	(3,200,336)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	(2,181,743)
Investments - affiliated issuers	133
Total - representing net assets applicable to outstanding capital stock	$711,574,079
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia U.S. Treasury Index Fund | Semiannual Report 2017

Statement of Assets and Liabilities  (continued)
October 31, 2017 (Unaudited)
Class A
Net assets	$49,487,291
Shares outstanding	4,479,058
Net asset value per share	$11.05
Class C
Net assets	$5,536,141
Shares outstanding	501,084
Net asset value per share	$11.05
Class R5
Net assets	$27,962,877
Shares outstanding	2,535,574
Net asset value per share	$11.03
Class T
Net assets	$947,453
Shares outstanding	85,786
Net asset value per share	$11.04
Maximum offering price per share(a)	$11.32
Class Y
Net assets	$237,015,741
Shares outstanding	21,319,811
Net asset value per share	$11.12
Class Z
Net assets	$390,624,576
Shares outstanding	35,349,217
Net asset value per share	$11.05

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 2.50% for Class T shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Treasury Index Fund | Semiannual Report 2017	9

Statement of Operations
Six Months Ended October 31, 2017 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$16,564
Interest	6,258,031
Total income	6,274,595
Expenses:
Management services fees	1,433,043
Distribution and/or service fees
Class A	63,117
Class B(a)	30
Class C	30,800
Class T	1,652
Compensation of board members	15,443
Other	2,325
Total expenses	1,546,410
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(734,294)
Fees waived by distributor
Class A	(25,247)
Class B(a)	(3)
Class C	(4,620)
Expense reduction	(780)
Total net expenses	781,466
Net investment income	5,493,129
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(663,602)
Investments — affiliated issuers	120
Net realized loss	(663,482)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(284,756)
Investments — affiliated issuers	44
Net change in unrealized appreciation (depreciation)	(284,712)
Net realized and unrealized loss	(948,194)
Net increase in net assets resulting from operations	$4,544,935

(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia U.S. Treasury Index Fund | Semiannual Report 2017

Statement of Changes in Net Assets
	Six Months Ended October 31, 2017 (Unaudited)	Year Ended April 30, 2017 (a)
Operations
Net investment income	$5,493,129	$10,756,308
Net realized loss	(663,482)	(588,563)
Net change in unrealized appreciation (depreciation)	(284,712)	(18,664,198)
Net increase (decrease) in net assets resulting from operations	4,544,935	(8,496,453)
Distributions to shareholders
Net investment income
Class A	(349,809)	(614,613)
Class B(b)	(18)	(2,183)
Class C	(21,360)	(53,021)
Class I(c)	—	(3,359,934)
Class R5	(205,839)	(252,968)
Class T	(8,478)	(1,639,877)
Class Y	(1,857,529)	(389,283)
Class Z	(2,983,365)	(4,463,607)
Net realized gains
Class A	—	(142,080)
Class B(b)	—	(1,298)
Class C	—	(30,129)
Class I(c)	—	(728,815)
Class R5	—	(70,784)
Class T	—	(509,041)
Class Z	—	(886,366)
Total distributions to shareholders	(5,426,398)	(13,143,999)
Increase (decrease) in net assets from capital stock activity	(2,418,913)	4,458,877
Total decrease in net assets	(3,300,376)	(17,181,575)
Net assets at beginning of period	714,874,455	732,056,030
Net assets at end of period	$711,574,079	$714,874,455
Excess of distributions over net investment income	$(176,047)	$(242,778)

(a)	Class Y shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
(b)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(c)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Treasury Index Fund | Semiannual Report 2017	11

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	October 31, 2017 (Unaudited)		April 30, 2017 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A(b)
Subscriptions (c)	903,718	10,029,261	3,863,235	43,355,098
Distributions reinvested	14,781	164,122	44,549	498,648
Redemptions	(807,477)	(8,960,833)	(3,234,468)	(36,102,518)
Net increase	111,022	1,232,550	673,316	7,751,228
Class B(b)
Subscriptions	—	—	49	554
Distributions reinvested	—	—	243	2,709
Redemptions (c)	(1,043)	(11,579)	(62,848)	(698,957)
Net decrease	(1,043)	(11,579)	(62,556)	(695,694)
Class C
Subscriptions	44,352	494,499	220,702	2,508,461
Distributions reinvested	1,868	20,741	7,299	81,345
Redemptions	(172,409)	(1,915,873)	(473,184)	(5,240,743)
Net decrease	(126,189)	(1,400,633)	(245,183)	(2,650,937)
Class I(d)
Subscriptions	—	—	11,378,487	128,340,323
Distributions reinvested	—	—	341,612	3,830,880
Redemptions	—	—	(27,220,089)	(300,370,806)
Net decrease	—	—	(15,499,990)	(168,199,603)
Class R5
Subscriptions	524,815	5,815,050	2,424,536	27,644,692
Distributions reinvested	2,626	29,100	4,975	55,477
Redemptions	(241,760)	(2,674,118)	(524,698)	(5,828,543)
Net increase	285,681	3,170,032	1,904,813	21,871,626
Class T
Subscriptions	1	6	1,205,525	13,703,764
Distributions reinvested	758	8,412	191,167	2,148,760
Redemptions	(87,982)	(975,318)	(21,101,986)	(233,576,324)
Net decrease	(87,223)	(966,900)	(19,705,294)	(217,723,800)
Class Y(d)
Subscriptions	983,509	11,009,231	23,401,826	259,058,736
Distributions reinvested	166,268	1,857,450	35,010	389,258
Redemptions	(2,504,813)	(27,897,226)	(761,989)	(8,469,233)
Net increase (decrease)	(1,355,036)	(15,030,545)	22,674,847	250,978,761
Class Z
Subscriptions	5,237,877	58,244,940	16,430,198	183,419,304
Distributions reinvested	235,268	2,612,058	391,515	4,377,733
Redemptions	(4,522,610)	(50,268,836)	(6,644,450)	(74,669,741)
Net increase	950,535	10,588,162	10,177,263	113,127,296
Total net increase (decrease)	(222,253)	(2,418,913)	(82,784)	4,458,877

(a)	Class Y shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
(b)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(c)	Includes conversions of Class B shares to Class A shares, if any.
(d)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia U.S. Treasury Index Fund | Semiannual Report 2017

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Columbia U.S. Treasury Index Fund | Semiannual Report 2017	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
10/31/2017 (c)	$11.06	0.08	(0.01)	0.07	(0.08)	—
4/30/2017	$11.34	0.14	(0.25)	(0.11)	(0.14)	(0.03)
4/30/2016	$11.28	0.14	0.12	0.26	(0.14)	(0.06)
4/30/2015	$11.03	0.15	0.26	0.41	(0.15)	(0.01)
4/30/2014	$11.52	0.14	(0.36)	(0.22)	(0.15)	(0.12)
4/30/2013	$11.74	0.13	0.11	0.24	(0.13)	(0.33)
Class C
10/31/2017 (c)	$11.06	0.04	(0.01)	0.03	(0.04)	—
4/30/2017	$11.34	0.06	(0.24)	(0.18)	(0.07)	(0.03)
4/30/2016	$11.28	0.07	0.12	0.19	(0.07)	(0.06)
4/30/2015	$11.02	0.07	0.27	0.34	(0.07)	(0.01)
4/30/2014	$11.52	0.07	(0.37)	(0.30)	(0.08)	(0.12)
4/30/2013	$11.74	0.06	0.11	0.17	(0.06)	(0.33)
Class R5
10/31/2017 (c)	$11.04	0.09	(0.01)	0.08	(0.09)	—
4/30/2017	$11.32	0.16	(0.25)	(0.09)	(0.16)	(0.03)
4/30/2016	$11.26	0.16	0.12	0.28	(0.16)	(0.06)
4/30/2015	$11.01	0.17	0.26	0.43	(0.17)	(0.01)
4/30/2014	$11.51	0.17	(0.38)	(0.21)	(0.17)	(0.12)
4/30/2013 (f)	$11.68	0.08	(0.04) (g)	0.04	(0.08)	(0.13)
Class T
10/31/2017 (c)	$11.06	0.07	(0.02)	0.05	(0.07)	—
4/30/2017	$11.33	0.13	(0.24)	(0.11)	(0.13)	(0.03)
4/30/2016	$11.27	0.13	0.12	0.25	(0.13)	(0.06)
4/30/2015	$11.02	0.13	0.27	0.40	(0.14)	(0.01)
4/30/2014	$11.52	0.14	(0.37)	(0.23)	(0.15)	(0.12)
4/30/2013 (h)	$11.90	0.11	(0.05) (g)	0.06	(0.11)	(0.33)
Class Y
10/31/2017 (c)	$11.13	0.09	(0.01)	0.08	(0.09)	—
4/30/2017 (i)	$11.02	0.03	0.11 (g)	0.14	(0.03)	—
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia U.S. Treasury Index Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.08)	$11.05	0.62%	0.65% (d)	0.35% (d),(e)	1.40% (d)	15%	$49,487
(0.17)	$11.06	(0.94%)	0.65%	0.35% (e)	1.27%	50%	$48,312
(0.20)	$11.34	2.38%	0.66%	0.35% (e)	1.30%	91%	$41,893
(0.16)	$11.28	3.70%	0.66%	0.38% (e)	1.33%	65%	$31,946
(0.27)	$11.03	(1.92%)	0.66%	0.45% (e)	1.24%	76%	$22,163
(0.46)	$11.52	2.06%	0.66%	0.45% (e)	1.15%	99%	$28,129

(0.04)	$11.05	0.26%	1.41% (d)	1.05% (d),(e)	0.70% (d)	15%	$5,536
(0.10)	$11.06	(1.63%)	1.40%	1.05% (e)	0.56%	50%	$6,938
(0.13)	$11.34	1.67%	1.41%	1.05% (e)	0.59%	91%	$9,892
(0.08)	$11.28	3.11%	1.41%	1.05% (e)	0.66%	65%	$7,124
(0.20)	$11.02	(2.59%)	1.41%	1.05% (e)	0.64%	76%	$6,417
(0.39)	$11.52	1.45%	1.41%	1.05% (e)	0.55%	99%	$10,111

(0.09)	$11.03	0.69%	0.41% (d)	0.20% (d)	1.55% (d)	15%	$27,963
(0.19)	$11.04	(0.80%)	0.41%	0.20%	1.45%	50%	$24,839
(0.22)	$11.32	2.54%	0.41%	0.20%	1.45%	91%	$3,906
(0.18)	$11.26	3.89%	0.41%	0.20%	1.50%	65%	$2,600
(0.29)	$11.01	(1.76%)	0.41%	0.20%	1.52%	76%	$1,431
(0.21)	$11.51	0.31%	0.45% (d)	0.20% (d)	1.41% (d)	99%	$2

(0.07)	$11.04	0.48%	0.66% (d)	0.45% (d),(e)	1.31% (d)	15%	$947
(0.16)	$11.06	(0.95%)	0.65%	0.45% (e)	1.15%	50%	$1,913
(0.19)	$11.33	2.28%	0.65%	0.45% (e)	1.17%	91%	$225,255
(0.15)	$11.27	3.63%	0.65%	0.45% (e)	1.20%	65%	$74,873
(0.27)	$11.02	(2.00%)	0.66%	0.45% (e)	1.24%	76%	$12,167
(0.44)	$11.52	0.52%	0.65% (d)	0.45% (d)	1.10% (d)	99%	$29,171

(0.09)	$11.12	0.69%	0.40% (d)	0.20% (d)	1.55% (d)	15%	$237,016
(0.03)	$11.13	1.24%	0.40% (d)	0.20% (d)	1.52% (d)	50%	$252,341
Columbia U.S. Treasury Index Fund | Semiannual Report 2017	15

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class Z
10/31/2017 (c)	$11.06	0.09	(0.01)	0.08	(0.09)	—
4/30/2017	$11.34	0.16	(0.25)	(0.09)	(0.16)	(0.03)
4/30/2016	$11.28	0.16	0.12	0.28	(0.16)	(0.06)
4/30/2015	$11.02	0.17	0.27	0.44	(0.17)	(0.01)
4/30/2014	$11.52	0.17	(0.38)	(0.21)	(0.17)	(0.12)
4/30/2013	$11.74	0.16	0.11	0.27	(0.16)	(0.33)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended October 31, 2017 (unaudited).
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Class R5 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(g)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(h)	Class T shares commenced operations on June 18, 2012. Per share data and total return reflect activity from that date.
(i)	Class Y shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia U.S. Treasury Index Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.09)	$11.05	0.69%	0.41% (d)	0.20% (d),(e)	1.55% (d)	15%	$390,625
(0.19)	$11.06	(0.79%)	0.40%	0.20% (e)	1.42%	50%	$380,519
(0.22)	$11.34	2.54%	0.41%	0.20% (e)	1.44%	91%	$274,641
(0.18)	$11.28	3.98%	0.41%	0.20% (e)	1.51%	65%	$247,434
(0.29)	$11.02	(1.76%)	0.41%	0.20% (e)	1.49%	76%	$194,297
(0.49)	$11.52	2.31%	0.41%	0.20% (e)	1.40%	99%	$227,687
Columbia U.S. Treasury Index Fund | Semiannual Report 2017	17

Notes to Financial Statements
October 31, 2017 (Unaudited)
Note 1. Organization
Columbia U.S. Treasury Index Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are not subject to any front-end sales charge or contingent deferred sales charge (CDSC).
Class B shares of the Fund are no longer offered for sale. When available, Class B shares were subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Effective July 17, 2017, Class B shares were automatically converted to Class A shares without a CDSC. On August 4, 2017, the capital owned by Columbia Management Investment Advisers, LLC in Class B shares was redeemed without a CDSC.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus. Effective November 1, 2017, Class R5 shares were renamed Institutional 2 Class shares.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares.
Class Y shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus. Effective November 1, 2017, Class Y shares were renamed Institutional 3 Class shares.
Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus. Effective November 1, 2017, Class Z shares were renamed Institutional Class shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or
18	Columbia U.S. Treasury Index Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company net taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Columbia U.S. Treasury Index Fund | Semiannual Report 2017	19

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to 0.40% of the Fund’s daily net assets.
The Investment Manager, from the management services fee it receives from the Fund, pays all operating expenses of the Fund, with the exception of brokerage fees and commissions, taxes, interest, fees and expenses of Board of Trustees who are not officers, directors or employees of the Investment Manager or its affiliates, distribution and/or shareholder servicing and plan administration fees and any extraordinary non-recurring expenses that may arise, including litigation fees.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment Manager.
20	Columbia U.S. Treasury Index Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent.
The transfer agency fees are payable by the Investment Manager. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund. The Transfer Agent also receives compensation from the Investment Manager for various shareholder services and reimbursements for certain out-of-pocket expenses.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2017, these minimum account balance fees reduced total expenses of the Fund by $780.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class T shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.75% and 0.25% of the average daily net assets attributable to Class B, Class C and Class T shares of the Fund, respectively. As a result of all Class B shares of the Fund being redeemed or converted to Class A shares, August 4, 2017 was the last day the Fund paid a service fee or distribution fee for Class B shares.
Although the Fund may pay a distribution fee up to 0.25% of the Fund’s average daily net assets attributable to Class T shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class T shares, the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class T shares.
The Distributor has voluntarily agreed to waive a portion of the service fee for Class A and Class C shares so that the service fee does not exceed 0.15% annually of the average daily net assets attributable to each such share class. This arrangement may be modified or terminated by the Distributor at any time.
The Distributor had voluntarily agreed to waive a portion of the service fee for Class B shares so that the service fee did not exceed 0.15% annually of the average daily net assets attributable to each such share class. This arrangement was in effect through August 4, 2017.
The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.70% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended October 31, 2017, if any, are listed below:
Amount ($)
Class C	92
Columbia U.S. Treasury Index Fund | Semiannual Report 2017	21

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through August 31, 2018
Class A	0.45%
Class C	1.20
Class R5	0.20
Class T	0.45
Class Y	0.20
Class Z	0.20
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. Class A and Class C distribution and service fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2017, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
709,890,000	3,850,000	(6,031,000)	(2,181,000)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $104,359,505 and $106,454,301, respectively, for the six months ended October 31, 2017, of which $104,359,505 and $106,454,301, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
22	Columbia U.S. Treasury Index Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended October 31, 2017.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Shareholder concentration risk
At October 31, 2017, one unaffiliated shareholder of record owned 12.6% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 72.5% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Columbia U.S. Treasury Index Fund | Semiannual Report 2017	23

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
24	Columbia U.S. Treasury Index Fund | Semiannual Report 2017

Board Consideration and Approval of Management
Agreement
On June 14, 2017, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Series Trust I (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia U.S. Treasury Index Fund (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the continuation of the Management Agreement.
In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 27, 2017, April 26, 2017 and June 13, 2017 and at Board meetings held on March 28, 2017 and June 14, 2017. In addition, the Board considers matters bearing on the Management Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 13, 2017, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 14, 2017, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund through August 31, 2018 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Management Agreement;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution, transfer agency and shareholder services to the Fund;
•	Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
Columbia U.S. Treasury Index Fund | Semiannual Report 2017	25

Board Consideration and Approval of Management
Agreement  (continued)
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager’s compliance system by the Fund’s Chief Compliance Officer; and
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of services provided under the Management Agreement
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager’s experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information that compared the performance of the Fund to the performance of a group of comparable mutual funds as determined by the independent third-party data provider, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons. Although the Fund’s performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Management Agreement. Those factors included one or more of the following: (i) that the Fund’s performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund’s investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund’s investment strategy; (iii) that the Fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund’s investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.
The Committee and the Board noted that, through December 31, 2016, the Fund’s performance was in the seventy-sixth, eighty-third and eighty-first percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five-year periods, respectively.
The Committee and the Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Management Agreement.
26	Columbia U.S. Treasury Index Fund | Semiannual Report 2017

Board Consideration and Approval of Management
Agreement  (continued)
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the independent third-party data provider and the independent fee consultant. The Committee and the Board noted that, as of December 31, 2016, the Fund’s actual management fee and net total expense ratio are ranked in the fourth and third quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund’s expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, warranted the continuation of the Management Agreement.
Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund.
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2016 to profitability levels realized in 2015. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources.
Columbia U.S. Treasury Index Fund | Semiannual Report 2017	27

Board Consideration and Approval of Management
Agreement  (continued)
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.
Other benefits to the Investment Manager
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide distribution, transfer agency and shareholder services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.
28	Columbia U.S. Treasury Index Fund | Semiannual Report 2017

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Columbia U.S. Treasury Index Fund | Semiannual Report 2017	29

Columbia U.S. Treasury Index Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR237_04_G01_(12/17)

SemiAnnual Report
October 31, 2017
Columbia Corporate Income Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The current outlook for financial markets is clouded by two primary concerns: the high valuation of equities and the direction of interest rates. Following the U.S. presidential election, U.S. equities rallied based on the assumption that the new administration’s policies would stimulate growth quickly. Unfortunately it’s unclear whether those measures will get passed, much less passed quickly. In fixed income, uncertainty stems from the possibility that interest rates won’t rise as rapidly as expected if the administration’s proposed growth policies are not implemented.
Given this uncertainty, investors value a consistent approach more than ever. Investors want strong, repeatable risk-adjusted returns. Consistency — not surprises. As a leading global asset manager, we believe our consistent, collaborative investment approach enables us to deliver the dependable experience your portfolio demands. So, how do we strive to deliver a consistent investment experience?
Better insights
Your portfolio benefits from the investment insights uncovered by our talented investment teams around the world.
Better decisions
Our collaborative, interactive environment enables our investment teams to construct portfolios that take advantage of the best investment ideas.
Better outcomes
We aim to deliver a consistent experience, which means fewer surprises, dependable insights, and products designed to do the thing you want.
Whether you’re trying to save money to help your children go to college or for your own retirement, it’s the consistency of the return that is most essential. People who chase higher returns are usually also the first to sell when that investment goes through a bad patch. We try to combat this behavioral tendency by offering strategies that aim for a more consistent return. Our goal is for investors to panic less during periods of volatility, which can have a significant effect on their long-term results.
Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets can do what matters most to them: build a nest egg, leave a legacy, and live confidently — now and throughout retirement. It’s why our talented professionals around the world work together to uncover uncommon opportunities and why our process encourages challenge and debate around our most compelling ideas to ensure better informed investment decisions, which hopefully lead to better outcomes for you.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Corporate Income Fund   |  Semiannual Report 2017

Columbia Corporate Income Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Corporate Income Fund (the Fund) seeks total return, consisting primarily of current income and secondarily of capital appreciation.
Portfolio management
Tom Murphy, CFA
Lead portfolio manager
Managed Fund since 2011
Timothy Doubek, CFA
Portfolio manager
Managed Fund since 2011
Effective November 13, 2017, Brian Lavin no longer serves as a portfolio manager of the Fund.
Average annual total returns (%) (for the period ended October 31, 2017)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	07/31/00	2.96	3.55	2.86	5.47
	Including sales charges		-1.89	-1.39	1.87	4.96
Class C	Excluding sales charges	07/15/02	2.65	2.93	2.25	4.84
	Including sales charges		1.65	1.93	2.25	4.84
Class R4*		11/08/12	2.99	3.70	3.12	5.74
Class R5*		11/08/12	3.15	3.82	3.25	5.80
Class T*	Excluding sales charges	09/27/10	2.96	3.54	2.86	5.47
	Including sales charges		0.38	0.96	2.34	5.21
Class Y*		11/08/12	3.17	3.97	3.31	5.83
Class Z		03/05/86	3.09	3.80	3.12	5.74
Blended Benchmark			3.27	4.30	3.74	6.00
Bloomberg Barclays U.S. Corporate Bond Index			3.23	3.46	3.28	5.65
Returns for Class A are shown with and without the maximum initial sales charge of 4.75%. Returns for Class C are shown with and without the 1.00% contingent deferred sales charge (CDSC) for the first year only. Returns for Class T shares are shown with and without the maximum initial sales charge of 2.50% per transaction. The Fund’s other classes are not subject to sales charges and have limited eligibility. Effective November 1, 2017, Class R4, Class R5, Class Y and Class Z shares were renamed Advisor Class, Institutional 2 Class, Institutional 3 Class and Institutional Class shares, respectively. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Blended Benchmark is a weighted custom benchmark, established by the Investment Manager, consisting of an 85% weighting in the Bloomberg Barclays U.S. Corporate Bond Index and a 15% weighting in the ICE Bank of America Merrill Lynch (ICE BofAML) U.S. Cash Pay High Yield Constrained Index tracks the performance of U.S. dollar-denominated below investment grade corporate debt, currently in a coupon paying period that is publicly issued in the U.S. domestic market.
The Bloomberg Barclays U.S. Corporate Bond Index measures the investment-grade, fixed-rate, taxable, corporate bond market.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Corporate Income Fund | Semiannual Report 2017

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at October 31, 2017)
Common Stocks	0.0 (a)
Corporate Bonds & Notes	88.5
Foreign Government Obligations	0.1
Money Market Funds	8.9
Senior Loans	0.1
U.S. Treasury Obligations	2.4
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at October 31, 2017)
AAA rating	3.4
AA rating	4.6
A rating	18.3
BBB rating	63.2
BB rating	4.3
B rating	4.8
CCC rating	1.3
CC rating	0.0 (a)
Not rated	0.1
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Columbia Corporate Income Fund | Semiannual Report 2017	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
May 1, 2017 — October 31, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,029.60	1,020.79	4.76	4.74	0.92
Class C	1,000.00	1,000.00	1,026.50	1,017.73	7.85	7.81	1.52
Class R4	1,000.00	1,000.00	1,029.90	1,022.07	3.47	3.45	0.67
Class R5	1,000.00	1,000.00	1,031.50	1,022.63	2.90	2.89	0.56
Class T (formally Class W)	1,000.00	1,000.00	1,029.60	1,020.79	4.76	4.74	0.92
Class Y	1,000.00	1,000.00	1,031.70	1,022.88	2.64	2.63	0.51
Class Z	1,000.00	1,000.00	1,030.90	1,022.07	3.47	3.45	0.67
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Corporate Income Fund | Semiannual Report 2017

Portfolio of Investments
October 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks —%
Issuer	Shares	Value ($)
Financials —%
Insurance —%
WMI Holdings Corp. Escrow(a),(b),(c),(d)	1,075	—
WMIH Corp.(b)	21,388	17,752
Total		17,752
Total Financials		17,752
Total Common Stocks (Cost $1,077,672)		17,752

Corporate Bonds & Notes 87.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 2.8%
Bombardier, Inc.(e)
12/01/2021	8.750%	250,000	278,064
01/15/2023	6.125%	150,000	149,994
Lockheed Martin Corp.
09/15/2021	3.350%	8,150,000	8,452,341
09/15/2052	4.090%	3,380,000	3,428,452
Northrop Grumman Corp.
06/01/2018	1.750%	14,550,000	14,558,628
04/15/2045	3.850%	410,000	409,409
10/15/2047	4.030%	5,615,000	5,782,372
TransDigm, Inc.
05/15/2025	6.500%	266,000	274,144
06/15/2026	6.375%	1,035,000	1,056,790
Total			34,390,194
Automotive 0.1%
Delphi Technologies PLC(e)
10/01/2025	5.000%	258,000	258,753
Ford Motor Co.
12/08/2046	5.291%	921,000	975,203
IHO Verwaltungs GmbH PIK(e)
09/15/2023	4.500%	204,000	210,473
Total			1,444,429
Banking 5.9%
Ally Financial, Inc.
05/19/2022	4.625%	534,000	563,584
09/30/2024	5.125%	138,000	151,109
Bank of America Corp.(f)
01/20/2028	3.824%	14,925,000	15,376,556
Capital One NA
08/08/2022	2.650%	4,812,000	4,787,223
Citigroup, Inc.
05/01/2026	3.400%	5,115,000	5,153,818
10/21/2026	3.200%	7,420,000	7,333,883
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Goldman Sachs Group, Inc. (The)
02/25/2026	3.750%	1,965,000	2,016,068
01/26/2027	3.850%	6,665,000	6,821,588
JPMorgan Chase & Co.
10/01/2026	2.950%	8,361,000	8,197,492
Morgan Stanley
07/27/2026	3.125%	4,225,000	4,163,315
01/20/2027	3.625%	7,985,000	8,130,271
Washington Mutual Bank(a),(d),(g)
Subordinated
01/15/2015	0.000%	6,350,000	9,525
Wells Fargo & Co.
10/23/2026	3.000%	11,000,000	10,763,170
Total			73,467,602
Brokerage/Asset Managers/Exchanges 0.0%
NFP Corp.(e)
07/15/2025	6.875%	243,000	252,951
VFH Parent LLC/Orchestra Co-Issuer, Inc.(e)
06/15/2022	6.750%	79,000	82,114
Total			335,065
Building Materials 0.1%
American Builders & Contractors Supply Co., Inc.(e)
04/15/2021	5.625%	249,000	255,553
12/15/2023	5.750%	545,000	579,320
Beacon Escrow Corp.(e)
11/01/2025	4.875%	306,000	309,785
Beacon Roofing Supply, Inc.
10/01/2023	6.375%	112,000	120,311
Core & Main LP(e)
08/15/2025	6.125%	128,000	130,411
HD Supply, Inc.(e)
04/15/2024	5.750%	160,000	172,424
US Concrete, Inc.
06/01/2024	6.375%	275,000	296,116
Total			1,863,920
Cable and Satellite 3.3%
Altice US Finance I Corp.(e)
07/15/2023	5.375%	321,000	335,440
05/15/2026	5.500%	427,000	443,728
CCO Holdings LLC/Capital Corp.(e)
04/01/2024	5.875%	319,000	339,954
05/01/2025	5.375%	341,000	353,523
02/15/2026	5.750%	481,000	502,763
05/01/2026	5.500%	39,000	39,989
05/01/2027	5.125%	370,000	373,646

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund | Semiannual Report 2017	5

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cequel Communications Holdings I LLC/Capital Corp.(e)
09/15/2020	6.375%	289,000	294,708
12/15/2021	5.125%	182,000	185,607
07/15/2025	7.750%	40,000	43,746
Charter Communications Operating LLC/Capital(e)
05/01/2047	5.375%	4,090,000	4,142,233
Comcast Corp.
02/15/2018	5.875%	8,400,000	8,505,143
07/15/2046	3.400%	1,495,000	1,367,986
08/15/2047	4.000%	5,505,000	5,532,822
CSC Holdings LLC
02/15/2019	8.625%	425,000	457,560
10/15/2025	10.875%	288,000	353,597
CSC Holdings LLC(e)
10/15/2025	6.625%	562,000	615,511
04/15/2027	5.500%	229,000	236,190
DISH DBS Corp.
11/15/2024	5.875%	805,000	805,783
07/01/2026	7.750%	623,000	682,075
Radiate HoldCo LLC/Finance, Inc.(e)
02/15/2025	6.625%	123,000	120,220
Sirius XM Radio, Inc.(e)
07/15/2026	5.375%	435,000	456,932
08/01/2027	5.000%	429,000	433,665
Sky PLC(e)
09/16/2024	3.750%	10,732,000	11,049,914
Unitymedia GmbH(e)
01/15/2025	6.125%	382,000	408,021
Unitymedia Hessen GmbH & Co. KG NRW(e)
01/15/2025	5.000%	449,000	469,759
Videotron Ltd.
07/15/2022	5.000%	286,000	309,426
Videotron Ltd.(e)
04/15/2027	5.125%	244,000	256,821
Virgin Media Finance PLC(e)
01/15/2025	5.750%	674,000	698,567
Virgin Media Secured Finance PLC(e)
01/15/2026	5.250%	506,000	524,989
Ziggo Bond Finance BV(e)
01/15/2027	6.000%	240,000	244,777
Ziggo Secured Finance BV(e)
01/15/2027	5.500%	608,000	619,956
Total			41,205,051
Chemicals 0.5%
Angus Chemical Co.(e)
02/15/2023	8.750%	437,000	445,518
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Atotech USA, Inc.(e)
02/01/2025	6.250%	551,000	566,595
Axalta Coating Systems LLC(e)
08/15/2024	4.875%	203,000	212,124
Chemours Co. (The)
05/15/2023	6.625%	570,000	605,560
05/15/2025	7.000%	24,000	26,773
05/15/2027	5.375%	86,000	91,648
INEOS Group Holdings SA(e)
08/01/2024	5.625%	329,000	343,140
Koppers, Inc.(e)
02/15/2025	6.000%	89,000	95,451
LYB International Finance BV
03/15/2044	4.875%	955,000	1,047,277
Olin Corp.
09/15/2027	5.125%	160,000	168,119
Platform Specialty Products Corp.(e)
05/01/2021	10.375%	258,000	280,010
02/01/2022	6.500%	147,000	152,303
PQ Corp.(e)
11/15/2022	6.750%	250,000	270,238
PQ Corp./Eco Finance Corp.(e)
11/01/2022	8.500%	398,000	415,503
SPCM SA(e)
09/15/2025	4.875%	387,000	398,507
Tronox Finance PLC(e)
10/01/2025	5.750%	61,000	63,752
Venator Finance SARL/Materials LLC(e)
07/15/2025	5.750%	55,000	58,082
WR Grace & Co.
10/01/2021	5.125%	331,000	355,886
Total			5,596,486
Construction Machinery 0.2%
Ashtead Capital, Inc.(e)
08/15/2027	4.375%	407,000	412,747
H&E Equipment Services, Inc.(e)
09/01/2025	5.625%	112,000	118,138
Ritchie Bros. Auctioneers, Inc.(e)
01/15/2025	5.375%	327,000	344,158
United Rentals North America, Inc.
10/15/2025	4.625%	89,000	91,021
09/15/2026	5.875%	454,000	494,761
05/15/2027	5.500%	345,000	369,709
01/15/2028	4.875%	395,000	396,287
01/15/2028	4.875%	144,000	144,659
Total			2,371,480

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Corporate Income Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.2%
APX Group, Inc.
12/01/2020	8.750%	252,000	258,155
12/01/2022	7.875%	488,000	526,355
09/01/2023	7.625%	222,000	233,601
IHS Markit Ltd.(e)
11/01/2022	5.000%	594,000	636,756
02/15/2025	4.750%	160,000	168,871
Interval Acquisition Corp.
04/15/2023	5.625%	382,000	399,953
Total			2,223,691
Consumer Products 0.2%
American Greetings Corp.(e)
02/15/2025	7.875%	37,000	40,280
Prestige Brands, Inc.(e)
03/01/2024	6.375%	284,000	302,309
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	266,000	285,354
12/15/2026	5.250%	74,000	78,944
Spectrum Brands, Inc.
11/15/2022	6.625%	385,000	400,791
07/15/2025	5.750%	422,000	448,989
Springs Industries, Inc.
06/01/2021	6.250%	201,000	207,393
Tempur Sealy International, Inc.
10/15/2023	5.625%	167,000	176,523
Valvoline, Inc.(e)
07/15/2024	5.500%	39,000	41,399
08/15/2025	4.375%	227,000	228,915
Total			2,210,897
Diversified Manufacturing 1.6%
3M Co.
10/15/2047	3.625%	2,285,000	2,302,867
Entegris, Inc.(e)
04/01/2022	6.000%	350,000	365,777
Gates Global LLC/Co.(e)
07/15/2022	6.000%	563,000	578,780
General Electric Co.
10/09/2042	4.125%	3,185,000	3,316,158
Honeywell International, Inc.
10/30/2019	1.400%	8,325,000	8,260,864
SPX FLOW, Inc.(e)
08/15/2024	5.625%	72,000	76,055
08/15/2026	5.875%	266,000	282,841
TriMas Corp.(e)
10/15/2025	4.875%	40,000	40,534
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Technologies Corp.
11/01/2046	3.750%	4,825,000	4,717,195
Welbilt, Inc.
02/15/2024	9.500%	68,000	77,751
WESCO Distribution, Inc.
06/15/2024	5.375%	104,000	109,431
Zekelman Industries, Inc.(e)
06/15/2023	9.875%	139,000	156,974
Total			20,285,227
Electric 18.7%
AEP Texas, Inc.(e)
10/01/2047	3.800%	7,750,000	7,826,144
AES Corp.
05/15/2026	6.000%	216,000	233,336
09/01/2027	5.125%	161,000	165,165
Arizona Public Service Co.
05/15/2046	3.750%	3,435,000	3,424,582
Calpine Corp.
01/15/2025	5.750%	300,000	284,602
CMS Energy Corp.
03/01/2024	3.875%	5,825,000	6,116,885
11/15/2025	3.600%	13,130,000	13,425,386
02/15/2027	2.950%	8,186,000	7,913,586
Consolidated Edison Co. of New York, Inc.
06/15/2046	3.850%	2,655,000	2,726,943
DTE Energy Co.
06/01/2024	3.500%	19,404,000	19,986,489
10/01/2026	2.850%	19,165,000	18,467,643
Duke Energy Corp.
10/15/2023	3.950%	8,133,000	8,626,551
04/15/2024	3.750%	3,724,000	3,900,704
08/15/2027	3.150%	4,005,000	3,983,453
09/01/2046	3.750%	5,167,000	5,039,716
Duke Energy Florida LLC
01/15/2027	3.200%	3,829,000	3,865,475
Dynegy, Inc.
11/01/2024	7.625%	250,000	273,125
Dynegy, Inc.(e)
01/30/2026	8.125%	137,000	152,237
Edison International
09/15/2022	2.400%	5,920,000	5,864,086
Emera US Finance LP
06/15/2046	4.750%	10,203,000	11,082,203
Eversource Energy
03/15/2022	2.750%	1,235,000	1,245,210
Indiana Michigan Power Co.
07/01/2047	3.750%	4,695,000	4,632,275

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MidAmerican Energy Co.
08/01/2047	3.950%	1,540,000	1,623,853
Mississippi Power Co.
03/15/2042	4.250%	467,000	451,503
NextEra Energy Operating Partners LP(e)
09/15/2027	4.500%	293,000	295,120
NRG Energy, Inc.
05/01/2024	6.250%	35,000	37,048
01/15/2027	6.625%	396,000	423,118
NRG Yield Operating LLC
08/15/2024	5.375%	596,000	621,820
09/15/2026	5.000%	181,000	187,310
NSTAR Electric Co.
05/15/2027	3.200%	6,055,000	6,149,222
Pacific Gas & Electric Co.
06/15/2023	3.250%	2,949,000	3,016,559
02/15/2024	3.750%	10,370,000	10,815,474
03/15/2027	3.300%	730,000	732,494
02/15/2044	4.750%	3,463,000	3,860,036
12/01/2046	4.000%	650,000	652,243
Pattern Energy Group, Inc.(e)
02/01/2024	5.875%	544,000	578,655
Progress Energy, Inc.
04/01/2022	3.150%	21,180,000	21,570,538
Public Service Electric & Gas Co.
05/15/2027	3.000%	6,475,000	6,466,848
Public Service Enterprise Group, Inc.
11/15/2019	1.600%	3,270,000	3,235,165
Sierra Pacific Power Co.
05/01/2026	2.600%	4,900,000	4,746,948
Southern Co. (The)
07/01/2046	4.400%	12,717,000	13,370,577
WEC Energy Group, Inc.
06/15/2025	3.550%	8,425,000	8,662,240
Xcel Energy, Inc.
12/01/2026	3.350%	15,010,000	15,269,073
Total			232,001,640
Finance Companies 0.2%
Aircastle Ltd.
03/15/2021	5.125%	198,000	210,623
04/01/2023	5.000%	61,000	64,704
iStar, Inc.
04/01/2022	6.000%	209,000	218,499
09/15/2022	5.250%	275,000	281,557
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Navient Corp.
03/25/2020	8.000%	34,000	37,513
07/26/2021	6.625%	258,000	276,372
06/15/2022	6.500%	184,000	195,544
01/25/2023	5.500%	91,000	92,101
10/25/2024	5.875%	368,000	373,826
OneMain Financial Holdings LLC(e)
12/15/2019	6.750%	271,000	280,646
Park Aerospace Holdings Ltd.(e)
08/15/2022	5.250%	119,000	123,943
02/15/2024	5.500%	49,000	50,711
Provident Funding Associates LP/Finance Corp.(e)
06/15/2025	6.375%	185,000	195,435
Quicken Loans, Inc.(e)
05/01/2025	5.750%	297,000	314,808
Total			2,716,282
Food and Beverage 7.7%
Anheuser-Busch InBev Finance, Inc.
02/01/2019	1.900%	4,995,000	5,000,774
02/01/2046	4.900%	2,545,000	2,850,960
B&G Foods, Inc.
04/01/2025	5.250%	384,000	391,000
Chobani LLC/Finance Corp., Inc.(e)
04/15/2025	7.500%	428,000	464,644
Diageo Capital PLC
07/15/2020	4.828%	6,600,000	7,092,855
FAGE International SA/USA Dairy Industry, Inc.(e)
08/15/2026	5.625%	328,000	337,255
JM Smucker Co. (The)
03/15/2018	1.750%	20,500,000	20,516,523
Kraft Heinz Foods Co.
06/01/2046	4.375%	6,220,000	6,079,011
Lamb Weston Holdings, Inc.(e)
11/01/2024	4.625%	113,000	118,083
11/01/2026	4.875%	388,000	407,839
Molson Coors Brewing Co.(e)
03/15/2019	1.900%	3,940,000	3,932,183
Molson Coors Brewing Co.
07/15/2026	3.000%	9,205,000	8,961,703
07/15/2046	4.200%	4,084,000	4,026,951
Mondelez International, Inc.(e)
10/28/2019	1.625%	7,515,000	7,440,902
PepsiCo, Inc.
05/02/2019	1.550%	6,170,000	6,159,684
10/06/2046	3.450%	4,660,000	4,425,215
Pinnacle Foods Finance LLC/Corp.
01/15/2024	5.875%	52,000	55,488

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Corporate Income Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Post Holdings, Inc.(e)
03/01/2025	5.500%	101,000	105,130
08/15/2026	5.000%	488,000	490,666
03/01/2027	5.750%	887,000	923,003
Sysco Corp.
07/15/2021	2.500%	2,055,000	2,064,591
07/15/2027	3.250%	6,140,000	6,134,664
Tyson Foods, Inc.
08/15/2019	2.650%	5,884,000	5,944,758
06/02/2047	4.550%	1,065,000	1,135,493
Total			95,059,375
Gaming 0.6%
Boyd Gaming Corp.
05/15/2023	6.875%	297,000	318,933
04/01/2026	6.375%	103,000	112,914
CRC Escrow Issuer LLC/Finco, Inc.(e)
10/15/2025	5.250%	161,000	162,051
Eldorado Resorts, Inc.
04/01/2025	6.000%	298,000	315,069
GLP Capital LP/Financing II, Inc.
11/01/2023	5.375%	292,000	317,691
04/15/2026	5.375%	72,000	77,995
International Game Technology PLC(e)
02/15/2022	6.250%	542,000	595,840
02/15/2025	6.500%	262,000	294,975
Jack Ohio Finance LLC/1 Corp.(e)
11/15/2021	6.750%	349,000	368,705
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	104,000	112,341
09/01/2026	4.500%	122,000	122,470
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(e)
01/15/2028	4.500%	301,000	300,162
MGM Resorts International
10/01/2020	6.750%	616,000	678,708
03/15/2023	6.000%	281,000	308,257
09/01/2026	4.625%	608,000	609,051
Penn National Gaming, Inc.(e)
01/15/2027	5.625%	221,000	229,411
Rivers Pittsburgh Borrower LP/Finance Corp.(e)
08/15/2021	6.125%	117,000	117,913
Scientific Games International, Inc.(e)
01/01/2022	7.000%	906,000	958,387
10/15/2025	5.000%	161,000	163,468
Scientific Games International, Inc.
12/01/2022	10.000%	523,000	578,138
Seminole Tribe of Florida, Inc.(e)
10/01/2020	7.804%	190,000	191,900
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tunica-Biloxi Gaming Authority(e),(g)
11/15/2016	0.000%	203,000	71,050
Wynn Las Vegas LLC/Capital Corp.(e)
05/15/2027	5.250%	178,000	181,248
Total			7,186,677
Health Care 4.7%
Acadia Healthcare Co., Inc.
02/15/2023	5.625%	159,000	163,381
03/01/2024	6.500%	188,000	199,146
Avantor, Inc.(e)
10/01/2024	6.000%	256,000	261,117
Becton Dickinson and Co.
12/15/2019	2.675%	9,195,000	9,289,322
06/06/2027	3.700%	10,800,000	10,898,377
Cardinal Health, Inc.
06/15/2027	3.410%	12,430,000	12,270,548
Change Healthcare Holdings LLC/Finance, Inc.(e)
03/01/2025	5.750%	282,000	288,273
CHS/Community Health Systems, Inc.
02/01/2022	6.875%	373,000	271,523
03/31/2023	6.250%	596,000	573,303
DaVita, Inc.
07/15/2024	5.125%	608,000	612,761
Envision Healthcare Corp.(e)
12/01/2024	6.250%	220,000	230,917
Express Scripts Holding Co.
07/15/2046	4.800%	6,810,000	7,071,089
HCA, Inc.
02/01/2025	5.375%	429,000	442,169
04/15/2025	5.250%	560,000	596,031
02/15/2026	5.875%	335,000	352,115
02/15/2027	4.500%	327,000	329,745
Hill-Rom Holdings, Inc.(e)
02/15/2025	5.000%	337,000	344,811
Hologic, Inc.(e)
07/15/2022	5.250%	341,000	356,331
10/15/2025	4.375%	64,000	65,032
MEDNAX, Inc.(e)
12/01/2023	5.250%	177,000	184,762
Medtronic Global Holdings SCA
03/28/2019	1.700%	10,255,000	10,244,601
MPH Acquisition Holdings LLC(e)
06/01/2024	7.125%	465,000	500,629
Quintiles IMS, Inc.(e)
10/15/2026	5.000%	274,000	291,085
SP Finco LLC(e)
07/01/2025	6.750%	232,000	211,674

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund | Semiannual Report 2017	9

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sterigenics-Nordion Holdings LLC(e)
05/15/2023	6.500%	449,000	470,410
Team Health Holdings, Inc.(e)
02/01/2025	6.375%	217,000	199,956
Teleflex, Inc.
06/01/2026	4.875%	62,000	64,863
Tenet Healthcare Corp.
06/01/2020	4.750%	638,000	653,941
06/15/2023	6.750%	109,000	102,341
Tenet Healthcare Corp.(e)
07/15/2024	4.625%	362,000	356,395
05/01/2025	5.125%	297,000	288,528
08/01/2025	7.000%	334,000	306,370
Total			58,491,546
Healthcare Insurance 1.9%
Aetna, Inc.
08/15/2047	3.875%	862,000	818,473
Centene Corp.
05/15/2022	4.750%	440,000	461,215
02/15/2024	6.125%	324,000	348,400
01/15/2025	4.750%	91,000	93,903
Molina Healthcare, Inc.
11/15/2022	5.375%	64,000	66,517
Molina Healthcare, Inc.(e)
06/15/2025	4.875%	117,000	116,123
UnitedHealth Group, Inc.
12/15/2017	1.400%	7,835,000	7,834,751
10/15/2020	1.950%	7,830,000	7,813,808
04/15/2047	4.250%	2,455,000	2,633,292
10/15/2047	3.750%	3,110,000	3,059,864
WellCare Health Plans, Inc.
04/01/2025	5.250%	392,000	413,720
Total			23,660,066
Home Construction 0.2%
CalAtlantic Group, Inc.
12/15/2021	6.250%	271,000	300,024
11/15/2024	5.875%	195,000	216,671
06/15/2027	5.000%	153,000	160,725
Lennar Corp.
04/30/2024	4.500%	562,000	580,061
Meritage Homes Corp.
06/01/2025	6.000%	444,000	479,171
06/06/2027	5.125%	43,000	43,532
Taylor Morrison Communities, Inc./Holdings II(e)
04/15/2021	5.250%	355,000	363,275
Total			2,143,459
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independent Energy 1.9%
Anadarko Petroleum Corp.
07/15/2044	4.500%	4,635,000	4,525,744
Apache Corp.
01/15/2044	4.250%	1,440,000	1,376,915
Callon Petroleum Co.
10/01/2024	6.125%	231,000	240,158
Canadian Natural Resources Ltd.
06/01/2047	4.950%	3,250,000	3,521,216
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	394,000	400,392
Continental Resources, Inc.
09/15/2022	5.000%	337,000	341,469
06/01/2024	3.800%	28,000	27,275
CrownRock LP/Finance, Inc.(e)
10/15/2025	5.625%	385,000	390,676
Diamondback Energy, Inc.
11/01/2024	4.750%	82,000	83,531
05/31/2025	5.375%	444,000	460,575
Extraction Oil & Gas, Inc.(e)
05/15/2024	7.375%	192,000	203,878
Extraction Oil & Gas, Inc./Finance Corp.(e)
07/15/2021	7.875%	227,000	240,524
Halcon Resources Corp.(e)
02/15/2025	6.750%	144,000	147,332
Hess Corp.
04/01/2047	5.800%	3,425,000	3,685,502
Laredo Petroleum, Inc.
01/15/2022	5.625%	861,000	877,992
Noble Energy, Inc.
11/15/2043	5.250%	2,928,000	3,124,615
Parsley Energy LLC/Finance Corp.(e)
06/01/2024	6.250%	163,000	173,776
01/15/2025	5.375%	286,000	290,030
08/15/2025	5.250%	352,000	356,421
10/15/2027	5.625%	278,000	286,814
PDC Energy, Inc.
09/15/2024	6.125%	371,000	387,199
RSP Permian, Inc.(e)
01/15/2025	5.250%	676,000	688,247
SM Energy Co.
06/01/2025	5.625%	85,000	82,562
09/15/2026	6.750%	544,000	558,691
WPX Energy, Inc.
01/15/2022	6.000%	898,000	934,542
09/15/2024	5.250%	158,000	158,155
Total			23,564,231

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Corporate Income Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Integrated Energy 0.6%
Cenovus Energy, Inc.
09/15/2042	4.450%	7,724,000	7,046,590
09/15/2043	5.200%	369,000	366,549
Total			7,413,139
Leisure 0.1%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millenium Operations LLC(e)
04/15/2027	5.375%	245,000	258,743
Live Nation Entertainment, Inc.(e)
11/01/2024	4.875%	171,000	176,649
LTF Merger Sub, Inc.(e)
06/15/2023	8.500%	151,000	160,296
Silversea Cruise Finance Ltd.(e)
02/01/2025	7.250%	102,000	109,454
Total			705,142
Life Insurance 8.4%
AIG Global Funding(e)
07/02/2020	2.150%	2,460,000	2,457,939
American International Group, Inc.
07/10/2025	3.750%	3,970,000	4,103,098
Brighthouse Financial, Inc.(e)
06/22/2047	4.700%	9,045,000	8,938,359
Five Corners Funding Trust(e)
11/15/2023	4.419%	12,170,000	13,132,026
Guardian Life Insurance Co. of America (The)(e)
Subordinated
06/19/2064	4.875%	6,506,000	7,212,708
Massachusetts Mutual Life Insurance Co.(e)
Subordinated
04/01/2077	4.900%	4,162,000	4,626,800
Metropolitan Life Global Funding I(e)
06/12/2020	2.050%	7,260,000	7,246,032
Northwestern Mutual Life Insurance Co. (The)(e)
Subordinated
03/30/2040	6.063%	2,005,000	2,627,956
09/30/2047	3.850%	3,336,000	3,283,248
Nuveen Finance LLC(e)
11/01/2019	2.950%	19,210,000	19,491,407
Peachtree Corners Funding Trust(e)
02/15/2025	3.976%	14,693,000	15,031,585
Teachers Insurance & Annuity Association of America(e)
Subordinated
09/15/2044	4.900%	8,670,000	9,848,851
05/15/2047	4.270%	3,434,000	3,560,598
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Voya Financial, Inc.
06/15/2046	4.800%	2,635,000	2,814,891
Total			104,375,498
Lodging 0.1%
Hilton Domestic Operating Co., Inc.
09/01/2024	4.250%	159,000	162,464
Hilton Grand Vacations Borrower LLC/Inc.(e)
12/01/2024	6.125%	118,000	129,266
Playa Resorts Holding BV(e)
08/15/2020	8.000%	428,000	445,516
Total			737,246
Media and Entertainment 1.2%
21st Century Fox America, Inc.
09/15/2044	4.750%	4,038,000	4,338,847
AMC Networks, Inc.
04/01/2024	5.000%	147,000	149,693
Discovery Communications LLC
09/20/2047	5.200%	1,135,000	1,156,387
Lamar Media Corp.
02/01/2026	5.750%	89,000	95,998
Match Group, Inc.
06/01/2024	6.375%	280,000	304,283
Netflix, Inc.
02/15/2025	5.875%	325,000	350,706
Netflix, Inc.(e)
11/15/2026	4.375%	702,000	688,736
04/15/2028	4.875%	472,000	469,671
Nielsen Luxembourg SARL(e)
02/01/2025	5.000%	345,000	357,735
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	441,000	467,971
Scripps Networks Interactive, Inc.
11/15/2024	3.900%	3,351,000	3,438,541
Time Warner, Inc.
12/15/2043	5.350%	2,265,000	2,448,019
Univision Communications, Inc.(e)
02/15/2025	5.125%	225,000	223,158
Total			14,489,745
Metals and Mining 0.4%
Big River Steel LLC/Finance Corp.(e)
09/01/2025	7.250%	255,000	274,032
Constellium NV(e)
05/15/2024	5.750%	571,000	574,968
03/01/2025	6.625%	188,000	194,782

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund | Semiannual Report 2017	11

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freeport-McMoRan, Inc.
03/01/2022	3.550%	92,000	90,989
03/15/2023	3.875%	238,000	234,650
11/14/2024	4.550%	669,000	667,536
03/15/2043	5.450%	190,000	179,229
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.(e)
12/15/2023	7.375%	176,000	191,347
HudBay Minerals, Inc.(e)
01/15/2023	7.250%	75,000	80,466
01/15/2025	7.625%	224,000	246,949
Novelis Corp.(e)
08/15/2024	6.250%	128,000	135,362
09/30/2026	5.875%	574,000	592,280
Steel Dynamics, Inc.(e)
09/15/2025	4.125%	95,000	95,568
Teck Resources Ltd.(e)
06/01/2024	8.500%	214,000	245,022
Teck Resources Ltd.
07/15/2041	6.250%	793,000	904,617
Total			4,707,797
Midstream 4.3%
Andeavor Logistics LP/Tesoro Finance Corp.
10/15/2022	6.250%	476,000	506,633
05/01/2024	6.375%	67,000	73,250
01/15/2025	5.250%	629,000	676,927
Cheniere Corpus Christi Holdings LLC(e)
06/30/2027	5.125%	266,000	275,029
Delek Logistics Partners LP(e)
05/15/2025	6.750%	226,000	229,688
Energy Transfer Equity LP
03/15/2023	4.250%	260,000	264,487
06/01/2027	5.500%	1,089,000	1,152,482
Enterprise Products Operating LLC
02/15/2045	5.100%	7,911,000	8,935,973
05/15/2046	4.900%	1,318,000	1,451,471
Holly Energy Partners LP/Finance Corp.(e)
08/01/2024	6.000%	108,000	113,140
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	10,396,000	10,452,305
Kinder Morgan, Inc.
02/15/2046	5.050%	5,235,000	5,415,513
NGPL PipeCo LLC(e)
08/15/2022	4.375%	105,000	107,779
08/15/2027	4.875%	127,000	131,902
NuStar Logistics LP
04/28/2027	5.625%	247,000	259,806
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Plains All American Pipeline LP/Finance Corp.
11/01/2024	3.600%	1,355,000	1,329,534
06/15/2044	4.700%	11,550,000	10,681,440
Tallgrass Energy Partners LP/Finance Corp.(e)
09/15/2024	5.500%	100,000	103,502
01/15/2028	5.500%	129,000	132,138
Targa Resources Partners LP/Finance Corp.
11/15/2023	4.250%	262,000	260,295
03/15/2024	6.750%	186,000	200,672
02/01/2027	5.375%	596,000	618,472
Targa Resources Partners LP/Finance Corp.(e)
01/15/2028	5.000%	661,000	664,439
Williams Companies, Inc. (The)
01/15/2023	3.700%	244,000	245,520
06/24/2024	4.550%	698,000	728,094
Williams Partners LP
09/15/2045	5.100%	7,379,000	7,903,071
Total			52,913,562
Natural Gas 3.1%
CenterPoint Energy Resources Corp.
11/01/2017	6.125%	7,966,000	7,966,842
NiSource Finance Corp.
05/15/2047	4.375%	6,230,000	6,580,631
03/30/2048	3.950%	9,225,000	9,196,873
Sempra Energy
06/15/2024	3.550%	6,110,000	6,287,618
06/15/2027	3.250%	8,715,000	8,662,239
Total			38,694,203
Oil Field Services 0.0%
SESI LLC(e)
09/15/2024	7.750%	62,000	64,023
Weatherford International Ltd.
06/15/2023	8.250%	343,000	346,997
Total			411,020
Other Financial Institutions 0.0%
Icahn Enterprises LP/Finance Corp.
02/01/2022	6.250%	142,000	148,531
Other Industry 0.0%
KAR Auction Services, Inc.
06/01/2025	5.125%	193,000	199,784
Other REIT 0.0%
CyrusOne LP/Finance Corp.(e)
03/15/2024	5.000%	104,000	108,906

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Corporate Income Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CyrusOne LP/Finance Corp.
03/15/2027	5.375%	104,000	111,288
Total			220,194
Packaging 0.3%
ARD Finance SA PIK
09/15/2023	7.125%	200,000	214,090
Ardagh Packaging Finance PLC/Holdings USA, Inc.(e)
05/15/2023	4.625%	213,000	219,776
05/15/2024	7.250%	510,000	561,287
02/15/2025	6.000%	548,000	581,193
Berry Global, Inc.
10/15/2022	6.000%	205,000	217,028
07/15/2023	5.125%	480,000	503,818
Multi-Color Corp.(e)
11/01/2025	4.875%	297,000	299,586
Novolex (e)
01/15/2025	6.875%	97,000	100,660
Owens-Brockway Glass Container, Inc.(e)
01/15/2025	5.375%	99,000	105,682
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	645,000	656,289
Reynolds Group Issuer, Inc./LLC(e)
07/15/2024	7.000%	374,000	399,565
Total			3,858,974
Pharmaceuticals 3.6%
AbbVie, Inc.
05/14/2046	4.450%	740,000	775,955
Allergan Funding SCS
03/12/2018	2.350%	5,365,000	5,376,921
03/15/2025	3.800%	7,210,000	7,391,079
Amgen, Inc.
06/15/2051	4.663%	4,660,000	5,041,146
Catalent Pharma Solutions, Inc.(e)
01/15/2026	4.875%	48,000	48,718
Eagle Holding Co., II LLC PIK(e)
05/15/2022	7.625%	62,000	63,972
Forest Laboratories LLC(e)
02/01/2019	4.375%	7,535,000	7,712,397
Gilead Sciences, Inc.
03/01/2047	4.150%	3,535,000	3,636,497
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(e)
08/01/2023	6.375%	791,000	828,981
Mylan NV
06/15/2046	5.250%	585,000	614,793
Pfizer, Inc.
12/15/2046	4.125%	1,190,000	1,278,612
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Shire Acquisitions Investments Ireland DAC
09/23/2019	1.900%	8,295,000	8,262,716
Teva Pharmaceutical Finance Netherlands III BV
10/01/2046	4.100%	1,420,000	1,133,193
Valeant Pharmaceuticals International, Inc.(e)
10/15/2020	6.375%	242,000	240,187
05/15/2023	5.875%	633,000	535,359
03/15/2024	7.000%	400,000	432,910
04/15/2025	6.125%	844,000	708,960
11/01/2025	5.500%	207,000	211,652
Total			44,294,048
Property & Casualty 2.3%
Alleghany Corp.
06/27/2022	4.950%	3,341,000	3,645,850
CNA Financial Corp.
05/15/2024	3.950%	13,046,000	13,583,299
HUB International Ltd.(e)
10/01/2021	7.875%	1,165,000	1,212,001
Liberty Mutual Insurance Co.(e)
Subordinated
10/15/2026	7.875%	7,910,000	10,302,617
Radian Group, Inc.
10/01/2024	4.500%	16,000	16,407
Total			28,760,174
Railroads 0.4%
CSX Corp.
11/01/2046	3.800%	3,265,000	3,173,296
Norfolk Southern Corp.(e)
08/15/2052	4.050%	1,190,000	1,209,372
Union Pacific Corp.
09/15/2037	3.600%	1,135,000	1,153,734
Total			5,536,402
Restaurants 0.9%
1011778 BC ULC/New Red Finance, Inc.(e)
05/15/2024	4.250%	565,000	570,437
10/15/2025	5.000%	319,000	324,911
10/15/2025	5.000%	195,000	198,597
McDonald’s Corp.
12/09/2045	4.875%	3,539,000	4,026,798
Yum! Brands, Inc.
11/01/2043	5.350%	5,950,000	5,697,417
Total			10,818,160
Retailers 1.6%
Asbury Automotive Group, Inc.
12/15/2024	6.000%	359,000	378,201

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund | Semiannual Report 2017	13

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CVS Health Corp.
06/01/2021	2.125%	6,910,000	6,810,282
07/20/2022	3.500%	3,955,000	4,076,861
Dollar Tree, Inc.
03/01/2023	5.750%	509,000	535,207
Group 1 Automotive, Inc.
06/01/2022	5.000%	157,000	161,866
Group 1 Automotive, Inc.(e)
12/15/2023	5.250%	127,000	131,762
Hanesbrands, Inc.(e)
05/15/2024	4.625%	137,000	141,224
05/15/2026	4.875%	136,000	140,056
L Brands, Inc.
11/01/2035	6.875%	235,000	233,322
Lithia Motors, Inc.(e)
08/01/2025	5.250%	54,000	56,621
Penske Automotive Group, Inc.
12/01/2024	5.375%	248,000	255,578
05/15/2026	5.500%	93,000	95,772
Target Corp.
04/15/2046	3.625%	1,855,000	1,763,777
11/15/2047	3.900%	900,000	888,362
Wal-Mart Stores, Inc.
10/09/2019	1.750%	4,610,000	4,608,977
Total			20,277,868
Supermarkets 0.6%
Kroger Co. (The)
02/01/2047	4.450%	5,845,000	5,569,881
01/15/2048	4.650%	1,990,000	1,955,818
Total			7,525,699
Technology 3.5%
Apple, Inc.
02/09/2045	3.450%	5,621,000	5,331,086
Ascend Learning LLC(e)
08/01/2025	6.875%	93,000	97,395
Broadcom Corp./Cayman Finance Ltd.(e)
01/15/2027	3.875%	7,055,000	7,259,200
01/15/2028	3.500%	3,190,000	3,180,229
Camelot Finance SA(e)
10/15/2024	7.875%	186,000	199,512
CDK Global, Inc.(e)
06/01/2027	4.875%	126,000	131,282
Cisco Systems, Inc.
09/20/2019	1.400%	7,310,000	7,263,289
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Equinix, Inc.
01/15/2026	5.875%	84,000	91,017
05/15/2027	5.375%	932,000	998,815
First Data Corp.(e)
08/15/2023	5.375%	574,000	598,510
12/01/2023	7.000%	770,000	824,119
01/15/2024	5.750%	895,000	935,269
Gartner, Inc.(e)
04/01/2025	5.125%	510,000	538,164
Informatica LLC(e)
07/15/2023	7.125%	176,000	179,672
Iron Mountain, Inc.(e)
09/15/2027	4.875%	189,000	191,658
Microsemi Corp.(e)
04/15/2023	9.125%	128,000	145,783
Microsoft Corp.
08/08/2046	3.700%	5,929,000	5,961,212
02/06/2047	4.250%	1,560,000	1,720,927
MSCI, Inc.(e)
11/15/2024	5.250%	447,000	473,772
08/15/2025	5.750%	268,000	289,567
08/01/2026	4.750%	81,000	84,818
Oracle Corp.
07/15/2046	4.000%	2,335,000	2,415,915
PTC, Inc.
05/15/2024	6.000%	281,000	305,003
QUALCOMM, Inc.
05/20/2047	4.300%	1,250,000	1,263,005
Qualitytech LP/QTS Finance Corp.(e),(h)
11/15/2025	4.750%	334,000	338,321
Sensata Technologies UK Financing Co. PLC(e)
02/15/2026	6.250%	200,000	219,010
Solera LLC/Finance, Inc.(e)
03/01/2024	10.500%	348,000	396,041
Symantec Corp.(e)
04/15/2025	5.000%	545,000	569,497
Tempo Acquisition LLC/Finance Corp.(e)
06/01/2025	6.750%	142,000	144,237
VeriSign, Inc.
05/01/2023	4.625%	382,000	393,902
07/15/2027	4.750%	345,000	355,645
Total			42,895,872
Transportation Services 1.8%
Avis Budget Car Rental LLC/Finance, Inc.(e)
03/15/2025	5.250%	336,000	330,495

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Corporate Income Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ERAC USA Finance LLC(e)
11/15/2024	3.850%	5,064,000	5,256,706
12/01/2026	3.300%	7,290,000	7,170,728
02/15/2045	4.500%	2,150,000	2,165,641
FedEx Corp.
04/01/2046	4.550%	6,170,000	6,560,956
Hertz Corp. (The)(e)
06/01/2022	7.625%	294,000	305,825
Total			21,790,351
Wireless 1.0%
American Tower Corp.
07/15/2027	3.550%	3,105,000	3,094,077
Rogers Communications, Inc.
08/15/2018	6.800%	3,622,000	3,765,754
SBA Communications Corp.
09/01/2024	4.875%	891,000	917,311
SFR Group SA(e)
05/15/2022	6.000%	333,000	347,188
05/01/2026	7.375%	639,000	687,512
Sprint Communications, Inc.(e)
11/15/2018	9.000%	311,000	329,588
Sprint Communications, Inc.
11/15/2022	6.000%	448,000	470,391
Sprint Corp.
09/15/2021	7.250%	624,000	680,081
06/15/2024	7.125%	106,000	114,719
02/15/2025	7.625%	465,000	509,214
T-Mobile USA, Inc.
01/15/2026	6.500%	1,101,000	1,218,411
Wind Acquisition Finance SA
04/23/2021	7.375%	96,000	99,684
Wind Tre SpA(e),(h)
01/20/2026	5.000%	340,000	342,096
Total			12,576,026
Wirelines 2.6%
AT&T, Inc.
06/15/2045	4.350%	11,097,000	9,887,738
03/01/2047	5.450%	7,675,000	8,006,859
CenturyLink, Inc.
12/01/2023	6.750%	687,000	714,426
04/01/2025	5.625%	155,000	150,797
Frontier Communications Corp.
09/15/2022	10.500%	54,000	47,196
04/15/2024	7.625%	160,000	122,045
01/15/2025	6.875%	527,000	392,320
09/15/2025	11.000%	181,000	153,460
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Level 3 Financing, Inc.
08/15/2022	5.375%	422,000	434,744
01/15/2024	5.375%	77,000	79,805
03/15/2026	5.250%	33,000	34,056
Level 3 Parent LLC
12/01/2022	5.750%	288,000	296,728
Telecom Italia Capital SA
09/30/2034	6.000%	165,000	184,910
Telecom Italia SpA(e)
05/30/2024	5.303%	171,000	184,142
Verizon Communications, Inc.
03/15/2055	4.672%	11,937,600	11,299,380
Zayo Group LLC/Capital, Inc.(e)
01/15/2027	5.750%	817,000	861,510
Total			32,850,116
Total Corporate Bonds & Notes (Cost $1,065,137,054)			1,086,416,869

Foreign Government Obligations(i) 0.1%

Canada 0.0%
NOVA Chemicals Corp.(e)
06/01/2024	4.875%	236,000	239,992
06/01/2027	5.250%	244,000	248,496
Total			488,488
Mexico 0.1%
Petroleos Mexicanos
06/27/2044	5.500%	334,000	301,490
09/21/2047	6.750%	666,000	686,418
Total			987,908
United Arab Emirates 0.0%
DAE Funding LLC(e)
08/01/2024	5.000%	232,000	236,922
Total Foreign Government Obligations (Cost $1,679,907)			1,713,318

Senior Loans 0.1%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Technology 0.1%
Ascend Learning LLC(j),(k)
Term Loan
3-month USD LIBOR + 3.250% 07/12/2024	4.492%	45,000	45,356

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund | Semiannual Report 2017	15

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
DigiCert Holdings, Inc.(j),(k),(l)
1st Lien Term Loan
3-month USD LIBOR + 4.750% 09/20/2024	0.000%	246,000	248,664
Hyland Software, Inc.(j),(k)
Tranche 3 1st Lien Term Loan
3-month USD LIBOR + 3.250% 07/01/2022	4.492%	56,937	57,459
Misys Ltd.(j),(k)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 06/13/2024	4.817%	146,791	146,198
2nd Lien Term Loan
3-month USD LIBOR + 7.250% 06/13/2025	8.567%	54,571	54,041
Total			551,718
Total Senior Loans (Cost $546,422)			551,718

U.S. Treasury Obligations 2.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
12/15/2019	1.375%	30,000,000	29,850,061
Total U.S. Treasury Obligations (Cost $29,787,890)			29,850,061

Money Market Funds 8.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(m),(n)	109,823,984	109,823,984
Total Money Market Funds (Cost $109,819,782)		109,823,984
Total Investments (Cost: $1,208,048,727)		1,228,373,702
Other Assets & Liabilities, Net		11,593,557
Net Assets		1,239,967,259

At October 31, 2017, securities and/or cash totaling $1,668,214 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	1,459	12/2017	USD	171,735,724	—	(1,621,838)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(542)	12/2017	USD	(83,814,864)	1,531,651	—
U.S. Treasury 10-Year Note	(556)	12/2017	USD	(69,930,828)	928,367	—
U.S. Treasury 2-Year Note	(39)	12/2017	USD	(8,419,965)	16,393	—
U.S. Treasury Ultra 10-Year Note	(115)	12/2017	USD	(15,608,180)	256,829	—
U.S. Ultra Bond	(38)	12/2017	USD	(6,396,608)	25,454	—
Total					2,758,694	—
Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2017, the value of these securities amounted to $9,525, which represents less than 0.01% of net assets.
(b)	Non-income producing investment.
(c)	Negligible market value.
(d)	Valuation based on significant unobservable inputs.
(e)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2017, the value of these securities amounted to $236,131,593, which represents 19.04% of net assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Corporate Income Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
(f)	Represents a step bond where the coupon rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter.
(g)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At October 31, 2017, the value of these securities amounted to $80,575, which represents less than 0.01% of net assets.
(h)	Represents a security purchased on a when-issued basis.
(i)	Principal and interest may not be guaranteed by the government.
(j)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of October 31, 2017. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
(k)	Variable rate security.
(l)	Represents a security purchased on a forward commitment basis.
(m)	The rate shown is the seven-day current annualized yield at October 31, 2017.
(n)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	88,021,127	299,350,816	(277,547,959)	109,823,984	(2,053)	3,611	484,567	109,823,984
Abbreviation Legend
PIK	Payment In Kind
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund | Semiannual Report 2017	17

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Financials	17,752	—	—	—	17,752
Corporate Bonds & Notes	—	1,086,407,344	9,525	—	1,086,416,869
Foreign Government Obligations	—	1,713,318	—	—	1,713,318
Senior Loans	—	551,718	—	—	551,718
U.S. Treasury Obligations	29,850,061	—	—	—	29,850,061
Money Market Funds	—	—	—	109,823,984	109,823,984
Total Investments	29,867,813	1,088,672,380	9,525	109,823,984	1,228,373,702
Derivatives
Futures Contracts	(1,621,838)	—	—	—	(1,621,838)
Asset
Futures Contracts	2,758,694	—	—	—	2,758,694
Total	31,004,669	1,088,672,380	9,525	109,823,984	1,229,510,558
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate bonds and common stocks classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the bankruptcy filings would result in a directionally similar change to estimates of future distributions.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Corporate Income Fund | Semiannual Report 2017

Statement of Assets and Liabilities
October 31, 2017 (Unaudited)
Assets
Investments in unaffiliated issuers, at cost	$1,098,228,945
Investments in affiliated issuers, at cost	109,819,782
Investments in unaffiliated issuers, at value	1,118,549,718
Investments in affiliated issuers, at value	109,823,984
Cash	406
Margin deposits on:
Futures contracts	1,668,214
Receivable for:
Investments sold	1,987,083
Capital shares sold	3,090,245
Dividends	124,854
Interest	11,357,171
Foreign tax reclaims	10,109
Variation margin for futures contracts	51,875
Expense reimbursement due from Investment Manager	1,096
Prepaid expenses	6,906
Trustees’ deferred compensation plan	110,416
Other assets	30,247
Total assets	1,246,812,324
Liabilities
Payable for:
Investments purchased	1,193,297
Investments purchased on a delayed delivery basis	918,770
Capital shares purchased	1,411,605
Distributions to shareholders	2,864,455
Variation margin for futures contracts	162,899
Management services fees	16,788
Distribution and/or service fees	676
Transfer agent fees	119,772
Compensation of chief compliance officer	52
Other expenses	46,335
Trustees’ deferred compensation plan	110,416
Total liabilities	6,845,065
Net assets applicable to outstanding capital stock	$1,239,967,259
Represented by
Paid in capital	1,223,234,133
Excess of distributions over net investment income	(640,641)
Accumulated net realized loss	(4,088,064)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	20,320,773
Investments - affiliated issuers	4,202
Futures contracts	1,136,856
Total - representing net assets applicable to outstanding capital stock	$1,239,967,259
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund | Semiannual Report 2017	19

Statement of Assets and Liabilities  (continued)
October 31, 2017 (Unaudited)
Class A
Net assets	$67,603,164
Shares outstanding	6,576,735
Net asset value per share	$10.28
Maximum offering price per share(a)	$10.79
Class C
Net assets	$9,007,616
Shares outstanding	876,570
Net asset value per share	$10.28
Class R4
Net assets	$14,296,032
Shares outstanding	1,392,929
Net asset value per share	$10.26
Class R5
Net assets	$1,869,891
Shares outstanding	182,206
Net asset value per share	$10.26
Class T
Net assets	$453,879
Shares outstanding	44,172
Net asset value per share	$10.28
Maximum offering price per share(b)	$10.54
Class Y
Net assets	$539,373,453
Shares outstanding	52,491,568
Net asset value per share	$10.28
Class Z
Net assets	$607,363,224
Shares outstanding	59,099,036
Net asset value per share	$10.28

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 4.75% for Class A shares.
(b)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 2.50% for Class T shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Corporate Income Fund | Semiannual Report 2017

Statement of Operations
Six Months Ended October 31, 2017 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$484,567
Interest	21,170,606
Total income	21,655,173
Expenses:
Management services fees	3,145,462
Distribution and/or service fees
Class A	97,156
Class B(a)	92
Class C	48,886
Class T	677
Transfer agent fees
Class A	75,765
Class B(a)	19
Class C	9,512
Class R4	12,745
Class R5	730
Class T	528
Class Y	25,835
Class Z	597,525
Compensation of board members	20,217
Custodian fees	8,159
Printing and postage fees	28,328
Registration fees	75,245
Audit fees	18,690
Legal fees	18,451
Compensation of chief compliance officer	269
Other	19,406
Total expenses	4,203,697
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(236,324)
Fees waived by distributor
Class C	(7,333)
Expense reduction	(1,111)
Total net expenses	3,958,929
Net investment income	17,696,244
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	14,355,575
Investments — affiliated issuers	(2,053)
Futures contracts	(3,920,265)
Net realized gain	10,433,257
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	7,332,359
Investments — affiliated issuers	3,611
Futures contracts	2,698,146
Net change in unrealized appreciation (depreciation)	10,034,116
Net realized and unrealized gain	20,467,373
Net increase in net assets resulting from operations	$38,163,617

(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund | Semiannual Report 2017	21

Statement of Changes in Net Assets
	Six Months Ended October 31, 2017 (Unaudited)	Year Ended April 30, 2017
Operations
Net investment income	$17,696,244	$34,149,238
Net realized gain	10,433,257	20,682,917
Net change in unrealized appreciation (depreciation)	10,034,116	(7,817,212)
Net increase in net assets resulting from operations	38,163,617	47,014,943
Distributions to shareholders
Net investment income
Class A	(953,613)	(2,443,839)
Class B	(153)	(3,674)
Class C	(90,988)	(230,634)
Class I	—	(14,395,993)
Class R4	(177,385)	(395,656)
Class R5	(28,215)	(48,908)
Class T	(6,664)	(638,588)
Class Y	(7,941,766)	(2,012,755)
Class Z	(8,305,142)	(14,072,183)
Total distributions to shareholders	(17,503,926)	(34,242,230)
Increase (decrease) in net assets from capital stock activity	(18,035,063)	25,143,113
Total increase in net assets	2,624,628	37,915,826
Net assets at beginning of period	1,237,342,631	1,199,426,805
Net assets at end of period	$1,239,967,259	$1,237,342,631
Excess of distributions over net investment income	$(640,641)	$(832,959)
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Corporate Income Fund | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	October 31, 2017 (Unaudited)		April 30, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A(a)
Subscriptions (b)	836,671	8,543,866	2,661,800	26,871,945
Distributions reinvested	82,576	845,139	219,359	2,215,780
Redemptions	(2,433,297)	(24,878,439)	(4,607,041)	(46,250,920)
Net decrease	(1,514,050)	(15,489,434)	(1,725,882)	(17,163,195)
Class B(a)
Subscriptions	—	—	69	694
Distributions reinvested	7	70	262	2,649
Redemptions (b)	(5,626)	(57,200)	(23,703)	(238,226)
Net decrease	(5,619)	(57,130)	(23,372)	(234,883)
Class C
Subscriptions	26,651	272,476	178,692	1,805,033
Distributions reinvested	8,016	82,052	19,825	200,195
Redemptions	(201,042)	(2,050,249)	(329,880)	(3,320,899)
Net decrease	(166,375)	(1,695,721)	(131,363)	(1,315,671)
Class I
Subscriptions	—	—	4,912,447	49,090,606
Distributions reinvested	—	—	1,324,044	13,378,500
Redemptions	—	—	(60,219,392)	(604,314,340)
Net decrease	—	—	(53,982,901)	(541,845,234)
Class R4
Subscriptions	259,138	2,650,929	397,814	4,019,165
Distributions reinvested	17,099	174,806	39,173	395,322
Redemptions	(124,754)	(1,274,399)	(743,789)	(7,471,630)
Net increase (decrease)	151,483	1,551,336	(306,802)	(3,057,143)
Class R5
Subscriptions	18,166	185,047	92,431	933,838
Distributions reinvested	2,746	28,064	4,819	48,589
Redemptions	(44,358)	(451,511)	(37,794)	(378,847)
Net increase (decrease)	(23,446)	(238,400)	59,456	603,580
Class T
Subscriptions	1	4	877,265	8,836,124
Distributions reinvested	639	6,537	63,161	638,332
Redemptions	(21,329)	(217,319)	(4,201,825)	(42,063,632)
Net decrease	(20,689)	(210,778)	(3,261,399)	(32,589,176)
Class Y
Subscriptions	273,325	2,793,608	54,296,656	544,617,060
Distributions reinvested	774,498	7,927,886	192,871	1,948,281
Redemptions	(2,260,816)	(23,151,874)	(2,616,675)	(26,220,613)
Net increase (decrease)	(1,212,993)	(12,430,380)	51,872,852	520,344,728
Class Z
Subscriptions	10,367,573	105,942,894	28,223,895	284,012,408
Distributions reinvested	392,863	4,022,513	499,597	5,042,676
Redemptions	(9,712,531)	(99,429,963)	(18,786,474)	(188,654,977)
Net increase	1,047,905	10,535,444	9,937,018	100,400,107
Total net increase (decrease)	(1,743,784)	(18,035,063)	2,437,607	25,143,113

(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(b)	Includes conversions of Class B shares to Class A shares, if any.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund | Semiannual Report 2017	23

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
10/31/2017 (c)	$10.11	0.13	0.17	0.30	(0.13)	—
4/30/2017	$10.00	0.26	0.11	0.37	(0.26)	—
4/30/2016	$10.18	0.31	(0.18)	0.13	(0.31)	—
4/30/2015	$10.20	0.28	(0.02)	0.26	(0.28)	—
4/30/2014	$10.67	0.29	(0.14)	0.15	(0.29)	(0.33)
4/30/2013	$10.30	0.32	0.59	0.91	(0.32)	(0.22)
Class C
10/31/2017 (c)	$10.11	0.10	0.17	0.27	(0.10)	—
4/30/2017	$10.00	0.20	0.11	0.31	(0.20)	—
4/30/2016	$10.18	0.25	(0.18)	0.07	(0.25)	—
4/30/2015	$10.20	0.22	(0.02)	0.20	(0.22)	—
4/30/2014	$10.67	0.22	(0.13)	0.09	(0.23)	(0.33)
4/30/2013	$10.30	0.26	0.58	0.84	(0.25)	(0.22)
Class R4
10/31/2017 (c)	$10.10	0.14	0.16	0.30	(0.14)	—
4/30/2017	$9.99	0.28	0.11	0.39	(0.28)	—
4/30/2016	$10.16	0.33	(0.17)	0.16	(0.33)	—
4/30/2015	$10.19	0.31	(0.03)	0.28	(0.31)	—
4/30/2014	$10.65	0.31	(0.13)	0.18	(0.31)	(0.33)
4/30/2013 (g)	$10.81	0.14	0.07	0.21	(0.15)	(0.22)
Class R5
10/31/2017 (c)	$10.09	0.15	0.17	0.32	(0.15)	—
4/30/2017	$9.98	0.29	0.11	0.40	(0.29)	—
4/30/2016	$10.16	0.34	(0.18)	0.16	(0.34)	—
4/30/2015	$10.19	0.32	(0.03)	0.29	(0.32)	—
4/30/2014	$10.65	0.33	(0.13)	0.20	(0.33)	(0.33)
4/30/2013 (h)	$10.81	0.14	0.08	0.22	(0.16)	(0.22)
Class T
10/31/2017 (c)	$10.11	0.13	0.17	0.30	(0.13)	—
4/30/2017	$10.00	0.26	0.11	0.37	(0.26)	—
4/30/2016	$10.18	0.30	(0.17)	0.13	(0.31)	—
4/30/2015	$10.20	0.28	(0.02)	0.26	(0.28)	—
4/30/2014	$10.67	0.29	(0.14)	0.15	(0.29)	(0.33)
4/30/2013	$10.30	0.32	0.59	0.91	(0.32)	(0.22)
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Corporate Income Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.13)	$10.28	2.96%	0.97% (d)	0.92% (d),(e)	2.48% (d)	37%	$67,603
(0.26)	$10.11	3.72%	0.98% (f)	0.91% (e),(f)	2.56%	76%	$81,802
(0.31)	$10.00	1.38%	1.00%	0.93% (e)	3.15%	50%	$98,149
(0.28)	$10.18	2.59%	0.97%	0.96% (e)	2.75%	78%	$129,902
(0.62)	$10.20	1.60%	0.96%	0.96% (e)	2.80%	105%	$120,603
(0.54)	$10.67	8.97%	0.96%	0.95% (e)	3.04%	109%	$140,322

(0.10)	$10.28	2.65%	1.72% (d)	1.52% (d),(e)	1.88% (d)	37%	$9,008
(0.20)	$10.11	3.10%	1.73% (f)	1.51% (e),(f)	1.96%	76%	$10,543
(0.25)	$10.00	0.78%	1.75%	1.53% (e)	2.55%	50%	$11,740
(0.22)	$10.18	1.98%	1.72%	1.56% (e)	2.15%	78%	$15,359
(0.56)	$10.20	0.99%	1.71%	1.56% (e)	2.20%	105%	$15,587
(0.47)	$10.67	8.32%	1.71%	1.55% (e)	2.42%	109%	$24,821

(0.14)	$10.26	2.99%	0.72% (d)	0.67% (d),(e)	2.73% (d)	37%	$14,296
(0.28)	$10.10	3.98%	0.73% (f)	0.66% (e),(f)	2.81%	76%	$12,534
(0.33)	$9.99	1.73%	0.75%	0.68% (e)	3.42%	50%	$15,459
(0.31)	$10.16	2.74%	0.72%	0.71% (e)	3.01%	78%	$18,384
(0.64)	$10.19	1.95%	0.72%	0.71% (e)	3.13%	105%	$11,454
(0.37)	$10.65	2.03%	0.74% (d)	0.71% (d)	2.97% (d)	109%	$865

(0.15)	$10.26	3.15%	0.60% (d)	0.56% (d)	2.84% (d)	37%	$1,870
(0.29)	$10.09	4.09%	0.57% (f)	0.55% (f)	2.92%	76%	$2,076
(0.34)	$9.98	1.76%	0.57%	0.56%	3.53%	50%	$1,459
(0.32)	$10.16	2.89%	0.57%	0.57%	3.14%	78%	$1,790
(0.66)	$10.19	2.09%	0.57%	0.57%	3.17%	105%	$1,630
(0.38)	$10.65	2.08%	0.58% (d)	0.58% (d)	3.05% (d)	109%	$117

(0.13)	$10.28	2.96%	0.97% (d)	0.92% (d),(e)	2.50% (d)	37%	$454
(0.26)	$10.11	3.71%	0.98% (f)	0.91% (e),(f)	2.60%	76%	$656
(0.31)	$10.00	1.39%	1.00%	0.94% (e)	3.09%	50%	$33,250
(0.28)	$10.18	2.59%	0.97%	0.96% (e)	2.75%	78%	$125,035
(0.62)	$10.20	1.60%	0.96%	0.96% (e)	2.81%	105%	$132,166
(0.54)	$10.67	8.97%	0.96%	0.95% (e)	3.06%	109%	$159,179
Columbia Corporate Income Fund | Semiannual Report 2017	25

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class Y
10/31/2017 (c)	$10.11	0.15	0.17	0.32	(0.15)	—
4/30/2017	$10.00	0.29	0.12	0.41	(0.30)	—
4/30/2016	$10.18	0.35	(0.18)	0.17	(0.35)	—
4/30/2015	$10.20	0.33	(0.02)	0.31	(0.33)	—
4/30/2014	$10.66	0.33	(0.13)	0.20	(0.33)	(0.33)
4/30/2013 (i)	$10.82	0.17	0.05	0.22	(0.16)	(0.22)
Class Z
10/31/2017 (c)	$10.11	0.14	0.17	0.31	(0.14)	—
4/30/2017	$10.00	0.28	0.11	0.39	(0.28)	—
4/30/2016	$10.18	0.33	(0.18)	0.15	(0.33)	—
4/30/2015	$10.20	0.31	(0.02)	0.29	(0.31)	—
4/30/2014	$10.67	0.31	(0.14)	0.17	(0.31)	(0.33)
4/30/2013	$10.30	0.35	0.58	0.93	(0.34)	(0.22)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended October 31, 2017 (unaudited).
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

	Class A	Class C	Class R4	Class R5	Class T	Class Y	Class Z
04/30/2017	0.01%	0.01%	0.01%	0.01%	0.01%	0.00%	0.01%

(g)	Class R4 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(h)	Class R5 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(i)	Class Y shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Corporate Income Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.15)	$10.28	3.17%	0.53% (d)	0.51% (d)	2.89% (d)	37%	$539,373
(0.30)	$10.11	4.14%	0.54% (f)	0.51% (f)	2.91%	76%	$542,814
(0.35)	$10.00	1.81%	0.52%	0.51%	3.60%	50%	$18,312
(0.33)	$10.18	3.04%	0.52%	0.52%	3.24%	78%	$12,581
(0.66)	$10.20	2.14%	0.51%	0.51%	3.30%	105%	$28
(0.38)	$10.66	2.09%	0.45% (d)	0.45% (d)	3.35% (d)	109%	$2

(0.14)	$10.28	3.09%	0.72% (d)	0.67% (d),(e)	2.73% (d)	37%	$607,363
(0.28)	$10.11	3.98%	0.73% (f)	0.66% (e),(f)	2.81%	76%	$586,861
(0.33)	$10.00	1.64%	0.75%	0.68% (e)	3.40%	50%	$481,013
(0.31)	$10.18	2.84%	0.72%	0.71% (e)	3.01%	78%	$596,908
(0.64)	$10.20	1.85%	0.71%	0.71% (e)	3.05%	105%	$462,215
(0.56)	$10.67	9.24%	0.71%	0.70% (e)	3.30%	109%	$537,860
Columbia Corporate Income Fund | Semiannual Report 2017	27

Notes to Financial Statements
October 31, 2017 (Unaudited)
Note 1. Organization
Columbia Corporate Income Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Class B shares of the Fund are no longer offered for sale. When available, Class B shares were subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Effective July 17, 2017, Class B shares were automatically converted to Class A shares without a CDSC. On August 4, 2017, the capital owned by Columbia Management Investment Advisers, LLC in Class B shares was redeemed without a CDSC.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus. Effective November 1, 2017, Class R4 shares were renamed Advisor Class shares.
Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus. Effective November 1, 2017, Class R5 shares were renamed Institutional 2 Class shares.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares.
Class Y shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus. Effective November 1, 2017, Class Y shares were renamed Institutional 3 Class shares.
Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus. Effective November 1, 2017, Class Z shares were renamed Institutional Class shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income
28	Columbia Corporate Income Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
and expenses during the reporting period. Actual results could differ from those estimates. The Fund received a reimbursement for expenses overbilled by a third party. Such reimbursement is included as an offset to other expenses on the Statement of Operations. All fee waivers and expense reimbursements by Columbia Management Investment Advisers, LLC and its affiliates were applied before giving effect to the third party reimbursement.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or
Columbia Corporate Income Fund | Semiannual Report 2017	29

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
30	Columbia Corporate Income Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at October 31, 2017:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Net assets — unrealized appreciation on futures contracts	2,758,694

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Net assets — unrealized depreciation on futures contracts	1,621,838
Columbia Corporate Income Fund | Semiannual Report 2017	31

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended October 31, 2017:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(3,920,265)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	2,698,146
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended October 31, 2017:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	194,110,637
Futures contracts — short	206,607,789
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Forward Sale Commitments
The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.
32	Columbia Corporate Income Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above. The forward sale commitment is “marked-to-market” daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company net taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Columbia Corporate Income Fund | Semiannual Report 2017	33

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.50% to 0.34% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2017 was 0.49% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
34	Columbia Corporate Income Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective August 1, 2017, total transfer agency fees for Class R5 and Class Y shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. Prior to August 1, 2017, these limitations were 0.075% for Class R5 shares and 0.025% for Class Y shares.
For the six months ended October 31, 2017, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.19
Class B	0.05 (a),(b)
Class C	0.19
Class R4	0.19
Class R5	0.07
Class T	0.20
Class Y	0.01
Class Z	0.19

(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(b)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2017, these minimum account balance fees reduced total expenses of the Fund by $1,111.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Columbia Corporate Income Fund | Semiannual Report 2017	35

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class T shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.75% and 0.25% of the average daily net assets attributable to Class B, Class C and Class T shares of the Fund, respectively. As a result of all Class B shares of the Fund being redeemed or converted to Class A shares, August 4, 2017 was the last day the Fund paid a service fee or distribution fee for Class B shares.
Although the Fund may pay a distribution fee up to 0.25% of the Fund’s average daily net assets attributable to Class T shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class T shares, the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class T shares.
The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.60% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended October 31, 2017, if any, are listed below:
Amount ($)
Class A	39,341
Class C	414
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	September 1, 2017 through August 31, 2018	Prior to August 31, 2017
Class A	0.92%	0.92%
Class C	1.67	1.67
Class R4	0.67	0.67
Class R5	0.57	0.56
Class T	0.92	0.92
Class Y	0.51	0.51
Class Z	0.67	0.67
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
36	Columbia Corporate Income Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2017, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,208,049,000	29,727,000	(9,402,000)	20,325,000
The following capital loss carryforwards, determined at April 30, 2017, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2017 ($)	2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	—	—	1,247,636	12,567,166	13,814,802
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $423,073,774 and $469,975,825, respectively, for the six months ended October 31, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended October 31, 2017.
Columbia Corporate Income Fund | Semiannual Report 2017	37

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Shareholder concentration risk
At October 31, 2017, unaffiliated shareholders of record owned 24.1% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 63.4% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
38	Columbia Corporate Income Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Corporate Income Fund | Semiannual Report 2017	39

Board Consideration and Approval of Management
Agreement
On June 14, 2017, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Series Trust I (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Corporate Income Fund (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the continuation of the Management Agreement.
In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 27, 2017, April 26, 2017 and June 13, 2017 and at Board meetings held on March 28, 2017 and June 14, 2017. In addition, the Board considers matters bearing on the Management Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 13, 2017, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 14, 2017, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund through August 31, 2018 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Management Agreement;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution, transfer agency and shareholder services to the Fund;
•	Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
40	Columbia Corporate Income Fund | Semiannual Report 2017

Board Consideration and Approval of Management
Agreement  (continued)
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager’s compliance system by the Fund’s Chief Compliance Officer; and
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of services provided under the Management Agreement
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager’s experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information that compared the performance of the Fund to the performance of a group of comparable mutual funds as determined by the independent third-party data provider, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons. Although the Fund’s performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Management Agreement. Those factors included one or more of the following: (i) that the Fund’s performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund’s investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund’s investment strategy; (iii) that the Fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund’s investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.
The Committee and the Board noted that, through December 31, 2016, the Fund’s performance was in the tenth, sixty-seventh and forty-seventh percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five-year periods, respectively.
The Committee and the Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Management Agreement.
Columbia Corporate Income Fund | Semiannual Report 2017	41

Board Consideration and Approval of Management
Agreement  (continued)
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the independent third-party data provider and the independent fee consultant. The Committee and the Board noted that, as of December 31, 2016, the Fund’s actual management fee and net total expense ratio are both ranked in the third quintile (where the lowest fees and expenses would be in the first quintile) against the Fund’s expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, warranted the continuation of the Management Agreement.
Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund.
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2016 to profitability levels realized in 2015. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.
42	Columbia Corporate Income Fund | Semiannual Report 2017

Board Consideration and Approval of Management
Agreement  (continued)
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.
Other benefits to the Investment Manager
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide distribution, transfer agency and shareholder services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.
Columbia Corporate Income Fund | Semiannual Report 2017	43

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
44	Columbia Corporate Income Fund | Semiannual Report 2017

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Corporate Income Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR136_04_G01_(12/17)

SemiAnnual Report
October 31, 2017
Multi-Manager Directional Alternative Strategies Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The current outlook for financial markets is clouded by two primary concerns: the high valuation of equities and the direction of interest rates. Following the U.S. presidential election, U.S. equities rallied based on the assumption that the new administration’s policies would stimulate growth quickly. Unfortunately it’s unclear whether those measures will get passed, much less passed quickly. In fixed income, uncertainty stems from the possibility that interest rates won’t rise as rapidly as expected if the administration’s proposed growth policies are not implemented.
Given this uncertainty, investors value a consistent approach more than ever. Investors want strong, repeatable risk-adjusted returns. Consistency — not surprises. As a leading global asset manager, we believe our consistent, collaborative investment approach enables us to deliver the dependable experience your portfolio demands. So, how do we strive to deliver a consistent investment experience?
Better insights
Your portfolio benefits from the investment insights uncovered by our talented investment teams around the world.
Better decisions
Our collaborative, interactive environment enables our investment teams to construct portfolios that take advantage of the best investment ideas.
Better outcomes
We aim to deliver a consistent experience, which means fewer surprises, dependable insights, and products designed to do the thing you want.
Whether you’re trying to save money to help your children go to college or for your own retirement, it’s the consistency of the return that is most essential. People who chase higher returns are usually also the first to sell when that investment goes through a bad patch. We try to combat this behavioral tendency by offering strategies that aim for a more consistent return. Our goal is for investors to panic less during periods of volatility, which can have a significant effect on their long-term results.
Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets can do what matters most to them: build a nest egg, leave a legacy, and live confidently — now and throughout retirement. It’s why our talented professionals around the world work together to uncover uncommon opportunities and why our process encourages challenge and debate around our most compelling ideas to ensure better informed investment decisions, which hopefully lead to better outcomes for you.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.
Multi-Manager Directional Alternative Strategies Fund   |  Semiannual Report 2017

Multi-Manager Directional Alternative Strategies Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Multi-Manager Directional Alternative Strategies Fund (the Fund) seeks capital appreciation.
Portfolio management
Boston Partners Global Investors, Inc
Joseph Feeney, Jr., CFA
Eric Connerly, CFA
AQR Capital Management, LLC
Michele Aghassi, Ph.D.
Andrea Frazzini, Ph.D., M.S.
Jacques Friedman, M.S.
Hoon Kim, Ph.D., M.B.A., CFA
Analytic Investors, LLC
Harindra de Silva, CFA
Dennis Bein, CFA
David Krider, CFA
Average annual total returns (%) (for the period ended October 31, 2017)
	Inception	6 Months cumulative	1 Year	Life
Class A	10/17/16	6.59	13.27	12.75
Class Z*	01/03/17	6.79	13.60	13.07
HFRX Equity Hedge Index		4.32	9.69	9.02
Wilshire Liquid Alternative Equity Hedge Index		3.49	8.17	8.01
MSCI World Index (Net)		9.50	22.77	22.10
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The HFRX Equity Hedge Index strategies maintain positions both long and short in primarily equity and equity derivative securities. Equity Hedge managers would typically maintain at least 50%, and may in some cases be substantially entirely invested in equities, both long and short. Hedge Fund Research, Inc. (HFR) utilizes a UCITSIII compliant methodology to construct the HFRX Hedge Fund Indices. The methodology is based on defined and predetermined rules and objective criteria to select and rebalance components to maximize representation of the Hedge Fund Universe. HFRX Indices utilize state-of-the-art quantitative techniques and analysis; multi-level screening, cluster analysis, Monte-Carlo simulations and optimization techniques ensure that each Index is a pure representation of its corresponding investment focus.
The Wilshire Liquid Alternative Equity Hedge Index measures the performance of the equity hedge strategy component of the Wilshire Liquid Alternative IndexSM. Equity hedge investment strategies predominantly invest in long and short equities. The Wilshire Liquid Alternative Equity Hedge Index (WLIQAEH) is designed to provide a broad measure of the liquid alternative equity hedge market.
The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI World Index (Net), which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
2	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2017

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown — long positions (%) (at October 31, 2017)
Common Stocks	118.5
Limited Partnerships	0.5
Short-Term Investments Segregated in Connection with Open Derivatives Contracts(a)	34.2
Total	153.2

(a)	Includes investments in Money Market Funds (amounting to $223.3 million) which have been segregated to cover obligations relating to the Fund’s investment in derivatives which provide exposure to multiple markets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments and Note 2 to the Notes to Financial Statements.
Percentages indicated are based upon total investments, net of investments sold short. The Fund’s portfolio composition is subject to change.
Portfolio breakdown — short positions (%) (at October 31, 2017)
Common Stocks	(53.0)
Limited Partnerships	(0.1)
Preferred Stocks	(0.1)
Total	(53.2)
Percentages indicated are based upon total investments, net of investments sold short. The Fund’s portfolio composition is subject to change.
Equity sector breakdown — long positions (%) (at October 31, 2017)
Consumer Discretionary	9.4
Consumer Staples	3.2
Energy	7.7
Financials	15.0
Health Care	16.1
Industrials	11.7
Information Technology	24.8
Materials	6.6
Real Estate	0.9
Telecommunication Services	0.7
Utilities	3.9
Total	100.0
Percentages indicated are based upon total long equity investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown — short positions (%) (at October 31, 2017)
Consumer Discretionary	(13.6)
Consumer Staples	(4.1)
Energy	(17.4)
Financials	(12.6)
Health Care	(7.3)
Industrials	(7.6)
Information Technology	(16.4)
Materials	(11.2)
Real Estate	(5.1)
Telecommunication Services	(4.6)
Utilities	(0.1)
Total	(100.0)
Percentages indicated are based upon total short equity investments. The Fund’s portfolio composition is subject to change.
Market exposure through derivatives investments (% of notional exposure) (at October 31, 2017)(a)
	Long	Short	Net
Equity Derivative Contracts	232.3	(157.8)	74.5
Foreign Currency Derivative Contracts	28.2	(2.7)	25.5
Total Notional Market Value of Derivative Contracts	260.5	(160.5)	100.0
(a) The Fund has market exposure (long and/or short) to equity and foreign currency through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments, and Note 2 to the Notes to Financial Statements.

Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2017	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
May 1, 2017 — October 31, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,065.90	1,011.52	14.42	14.04	2.74
Class Z	1,000.00	1,000.00	1,067.90	1,012.89	13.01	12.67	2.47
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. or its affiliates. Participants in wrap fee programs pay other fees that are not included in the above table. Please refer to the wrap program documents for information about the fees charged.
4	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2017

Portfolio of Investments
October 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 70.7%
Issuer	Shares	Value ($)
Consumer Discretionary 6.7%
Auto Components 0.6%
BorgWarner, Inc.	44,746	2,359,009
Hella GmbH & Co. KGaA	2,190	132,284
Lear Corp.	7,457	1,309,375
Linamar Corp	10,991	666,906
Magna International, Inc.	43,334	2,364,039
Total		6,831,613
Automobiles 0.2%
Fiat Chrysler Automobiles NV(a)	101,662	1,757,367
Diversified Consumer Services 0.4%
Benesse Holdings, Inc.	30,300	1,027,175
H&R Block, Inc.(b)	143,464	3,549,300
Total		4,576,475
Hotels, Restaurants & Leisure 1.6%
Autogrill SpA	43,671	571,272
Carnival PLC	3,425	225,672
Darden Restaurants, Inc.(b)	90,239	7,423,962
Domino’s Pizza, Inc.(b)	25,825	4,725,975
Flight Centre Travel Group Ltd.	5,145	184,455
Genting Singapore PLC	2,049,600	1,834,540
Melco Resorts & Entertainment Ltd., ADR(b)	15,874	401,295
Six Flags Entertainment Corp.	26,531	1,665,881
Total		17,033,052
Internet & Direct Marketing Retail 0.5%
Liberty Interactive Corp., Class A(a)	97,988	2,226,287
Priceline Group, Inc. (The)(a)	388	741,841
Start Today Co., Ltd.	106,100	2,906,040
Total		5,874,168
Leisure Products 0.3%
Brunswick Corp.(b)	20,856	1,056,357
Hasbro, Inc.(b)	25,314	2,343,823
Total		3,400,180
Media 2.0%
21st Century Fox, Inc., Class A	86,993	2,274,867
CBS Corp., Class B Non Voting(b)	35,383	1,985,694
Comcast Corp., Class A(b)	104,762	3,774,575
GEDI Gruppo Editoriale SpA(a)	5,864	5,218
Common Stocks (continued)
Issuer	Shares	Value ($)
I-CABLE Communications Ltd.(a)	298,780	9,359
Interpublic Group of Companies, Inc. (The)	47,107	906,810
Liberty Global PLC LiLAC(a),(b)	32,407	712,954
Liberty Global PLC, Class C(a),(b)	111,315	3,327,205
Omnicom Group, Inc.(b)	82,137	5,518,785
Quebecor, Inc., Class B	3,666	138,331
Time Warner, Inc.(b)	34,068	3,348,544
Total		22,002,342
Multiline Retail 0.2%
Canadian Tire Corp., Ltd., Class A	7,750	950,953
Dollarama, Inc.	13,418	1,493,651
Total		2,444,604
Specialty Retail 0.8%
Best Buy Co., Inc.(b)	84,738	4,743,633
Foot Locker, Inc.(b)	22,053	663,354
Home Depot, Inc. (The)	9,268	1,536,449
TJX Companies, Inc. (The)	16,731	1,167,824
Total		8,111,260
Textiles, Apparel & Luxury Goods 0.1%
Moncler SpA	27,804	789,607
Total Consumer Discretionary		72,820,668
Consumer Staples 2.3%
Beverages 1.3%
Asahi Group Holdings Ltd.	35,800	1,634,571
Coca-Cola Amatil Ltd.	402,949	2,515,678
Coca-Cola Bottlers Japan, Inc.	44,000	1,539,531
Coca-Cola European Partners PLC(b)	57,053	2,331,186
Heineken Holding NV	26,377	2,448,801
Kirin Holdings Co., Ltd.	63,000	1,512,244
PepsiCo, Inc.	18,154	2,001,115
Total		13,983,126
Food & Staples Retailing 0.4%
CVS Health Corp.(b)	24,078	1,650,065
Empire Co., Ltd., Class A	53,300	922,556
Tesco PLC	650,974	1,568,368
Total		4,140,989

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2017	5

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 0.5%
Bunge Ltd.(b)	13,533	930,800
Leroy Seafood Group ASA	83,273	500,168
Nomad Foods Ltd.(a),(b)	157,590	2,379,609
SalMar ASA	12,469	372,024
Saputo, Inc.	4,528	163,487
Suedzucker AG	42,915	850,442
Total		5,196,530
Household Products —%
Essity AB, Class B(a)	2,008	60,036
Tobacco 0.1%
Altria Group, Inc.(b)	25,974	1,668,051
Total Consumer Staples		25,048,732
Energy 5.2%
Energy Equipment & Services 0.1%
NCS Multistage Holdings, Inc.(a)	37,412	814,833
Oil, Gas & Consumable Fuels 5.1%
Anadarko Petroleum Corp.	40,281	1,988,673
Andeavor	22,669	2,408,355
Cabot Oil & Gas Corp.	65,245	1,807,287
Chevron Corp.	12,367	1,433,212
Cimarex Energy Co.	9,887	1,156,087
ConocoPhillips	36,549	1,869,481
Diamondback Energy, Inc.(a)	26,495	2,839,204
EnCana Corp.	79,801	933,414
Energen Corp.(a),(b)	22,121	1,143,656
Enerplus Corp.	94,331	864,999
EQT Corp.	30,573	1,912,035
Galp Energia SGPS SA	9,346	173,751
Hurricane Energy PLC(a)	2,713,089	1,035,974
Husky Energy, Inc.(a)	4,585	59,423
Idemitsu Kosan Co., Ltd.	139,800	4,086,331
Jagged Peak Energy, Inc.(a)	86,880	1,206,763
JX Holdings, Inc.	941,400	4,861,202
Kosmos Energy Ltd.(a)	56,096	430,817
Marathon Petroleum Corp.	36,540	2,182,900
Neste OYJ	33,140	1,846,387
Parsley Energy, Inc., Class A(a),(b)	106,343	2,828,724
Common Stocks (continued)
Issuer	Shares	Value ($)
Pioneer Natural Resources Co.	13,649	2,042,846
Repsol SA	86,968	1,629,485
Royal Dutch Shell PLC, Class A	97,263	3,055,749
Royal Dutch Shell PLC, Class B	11,587	372,651
RSP Permian, Inc.(a)	79,398	2,732,085
Showa Shell Sekiyu KK	36,100	425,881
Targa Resources Corp.	40,393	1,676,310
Total SA	23,019	1,283,570
Valero Energy Corp.(b)	29,523	2,329,069
WildHorse Resource Development Corp.(a)	48,349	629,021
Woodside Petroleum Ltd.	47,528	1,120,378
YPF SA, ADR	70,723	1,736,957
Total		56,102,677
Total Energy		56,917,510
Financials 10.7%
Banks 4.2%
ABN AMRO Bank NV	16,767	517,865
Bank of America Corp.(b)	193,061	5,287,941
Bank of Montreal	3,851	295,012
BB&T Corp.(b)	24,985	1,230,261
Canadian Imperial Bank of Commerce	6,842	602,261
Citigroup, Inc.(b)	69,610	5,116,335
Citizens Financial Group, Inc.(b)	48,642	1,848,882
Danske Bank A/S	1,658	63,250
East West Bancorp, Inc.(b)	24,735	1,480,142
Fifth Third Bancorp(b)	48,526	1,402,401
Huntington Bancshares, Inc.(b)	151,557	2,091,487
Intesa Sanpaolo SpA	156,593	493,959
Intesa Sanpaolo SpA	438,643	1,474,611
JPMorgan Chase & Co.(b)	45,453	4,573,026
KeyCorp	109,302	1,994,761
Lloyds Banking Group PLC	1,423,613	1,291,208
National Bank of Canada	143,360	6,957,422
Nedbank Group Ltd.	50,394	739,118
Regions Financial Corp.	121,275	1,877,337
SunTrust Banks, Inc.(b)	24,486	1,474,302
U.S. Bancorp	22,475	1,222,191
Wells Fargo & Co.(b)	65,014	3,649,886
Total		45,683,658

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 0.7%
Charles Schwab Corp. (The)	31,062	1,392,820
Goldman Sachs Group, Inc. (The)(b)	5,650	1,370,012
Morgan Stanley	11,455	572,750
Raymond James Financial, Inc.(b)	22,100	1,873,638
State Street Corp.(b)	13,830	1,272,360
TD Ameritrade Holding Corp.(b)	29,043	1,451,859
Total		7,933,439
Consumer Finance 0.9%
Capital One Financial Corp.(b)	13,732	1,265,816
Discover Financial Services(b)	42,711	2,841,563
Navient Corp.(b)	99,654	1,241,689
SLM Corp.(a)	186,819	1,978,413
Synchrony Financial	68,957	2,249,377
Total		9,576,858
Diversified Financial Services 0.3%
Berkshire Hathaway, Inc., Class B(a),(b)	13,668	2,555,096
Industrivarden AB, Class C	37,289	958,544
Total		3,513,640
Insurance 3.0%
Ageas	22,719	1,102,102
Alleghany Corp.(a),(b)	2,613	1,479,533
Allstate Corp. (The)	20,897	1,961,393
American International Group, Inc.	32,276	2,085,352
Aon PLC	10,959	1,571,849
ASR Nederland NV	18,486	757,976
Assicurazioni Generali SpA	5,453	99,344
Athene Holding Ltd., Class A(a),(b)	75,326	3,926,745
Aviva PLC	286,361	1,920,668
Chubb Ltd.	16,020	2,416,137
Industrial Alliance Insurance & Financial Services, Inc.	5,256	238,172
Marsh & McLennan Companies, Inc.	19,652	1,590,436
MetLife, Inc.(b)	31,182	1,670,732
NN Group NV	23,700	992,745
Power Corp. of Canada	58,800	1,507,716
Sompo Holdings, Inc.	37,000	1,487,224
Swiss Re AG	15,134	1,423,672
Talanx AG	12,078	474,338
Common Stocks (continued)
Issuer	Shares	Value ($)
Travelers Companies, Inc. (The)(b)	9,405	1,245,692
Unipol Gruppo SpA	63,068	284,602
Validus Holdings Ltd.	27,651	1,440,064
Xl Group Ltd.(b)	69,126	2,797,529
Total		32,474,021
Mortgage Real Estate Investment Trusts (REITS) 1.6%
AGNC Investment Corp.(b)	438,283	8,822,636
Annaly Capital Management Inc(b)	753,961	8,640,393
Total		17,463,029
Total Financials		116,644,645
Health Care 11.4%
Biotechnology 3.3%
AbbVie, Inc.(b)	93,741	8,460,125
Amgen, Inc.(b)	51,866	9,087,960
Celgene Corp.(a),(b)	47,032	4,748,821
Gilead Sciences, Inc.(b)	122,784	9,203,889
United Therapeutics Corp.(a),(b)	42,435	5,032,367
Total		36,533,162
Health Care Equipment & Supplies 0.9%
Align Technology, Inc.(a),(b)	871	208,152
DiaSorin SpA	4,222	384,095
GN Store Nord	18,152	600,402
Koninklijke Philips NV	37,968	1,545,955
Straumann Holding AG, Registered Shares	203	141,723
Varian Medical Systems, Inc.(a),(b)	68,050	7,090,129
Total		9,970,456
Health Care Providers & Services 4.1%
Anthem, Inc.(b)	63,838	13,355,548
Cardinal Health, Inc.(b)	94,462	5,847,198
CIGNA Corp.(b)	29,910	5,898,850
Express Scripts Holding Co.(a),(b)	100,142	6,137,703
Humana, Inc.(b)	32,460	8,288,661
Laboratory Corp. of America Holdings(a),(b)	12,421	1,909,232
UnitedHealth Group, Inc.	7,757	1,630,677
Universal Health Services, Inc., Class B(b)	14,803	1,520,268
Total		44,588,137

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 0.2%
Lonza Group AG, Registered Shares	3,133	832,201
Waters Corp.(a)	5,437	1,065,924
Total		1,898,125
Pharmaceuticals 2.9%
H Lundbeck A/S	47,848	2,843,204
Johnson & Johnson(b)	85,608	11,934,611
Merck & Co., Inc.(b)	197,885	10,901,485
Mitsubishi Tanabe Pharma Corp.	14,000	308,131
Orion Oyj, Class B	43,726	1,792,884
Pfizer, Inc.(b)	47,014	1,648,311
Recordati SpA	5,311	246,904
Roche Holding AG, Genusschein Shares	4,122	952,359
Sanofi, ADR(b)	25,859	1,222,614
UCB SA	4,631	337,097
Total		32,187,600
Total Health Care		125,177,480
Industrials 8.3%
Aerospace & Defense 2.5%
BAE Systems PLC	120,371	948,833
Boeing Co. (The)(b)	6,840	1,764,583
CAE, Inc.	8,386	148,596
General Dynamics Corp.(b)	20,354	4,131,455
Huntington Ingalls Industries, Inc.(b)	8,829	2,055,656
L3 Technologies, Inc.(b)	7,324	1,370,907
Leonardo-Finmeccanica SpA	33,886	585,371
Lockheed Martin Corp.(b)	10,045	3,095,467
Northrop Grumman Corp.(b)	7,906	2,336,460
Raytheon Co.(b)	19,255	3,469,751
Saab AB, Class B	5,831	297,970
Spirit AeroSystems Holdings, Inc., Class A	16,747	1,341,435
Textron, Inc.(b)	66,288	3,496,029
United Technologies Corp.(b)	20,691	2,477,954
Total		27,520,467
Air Freight & Logistics —%
bpost SA	22,922	646,557
Common Stocks (continued)
Issuer	Shares	Value ($)
Airlines 1.4%
Air Canada(a)	102,355	2,027,900
ANA Holdings, Inc.	28,700	1,103,085
Delta Air Lines, Inc.	22,737	1,137,532
Deutsche Lufthansa AG, Registered Shares	260,018	8,353,823
Qantas Airways Ltd.	342,877	1,618,253
United Continental Holdings, Inc.(a)	8,424	492,635
WestJet Airlines Ltd.	9,228	192,843
Total		14,926,071
Building Products 0.4%
dorma+kaba Holding AG, Class B Registered Shares	219	216,662
Masco Corp.	50,871	2,025,683
Owens Corning	28,331	2,342,691
Total		4,585,036
Construction & Engineering 0.2%
Hochtief AG	570	100,687
NCC AB, Class B	15,755	340,068
Tutor Perini Corp.(a)	42,513	1,198,866
VINCI SA	12,182	1,192,686
Total		2,832,307
Electrical Equipment 1.0%
AMETEK, Inc.(b)	33,903	2,288,113
Eaton Corp. PLC	30,856	2,469,097
EnerSys	7,642	530,126
Melrose Industries PLC	251,473	734,452
Philips Lighting NV	21,121	800,206
Prysmian SpA	33,581	1,157,858
Vestas Wind Systems A/S	30,083	2,653,586
Total		10,633,438
Industrial Conglomerates 0.5%
General Electric Co.	64,058	1,291,409
Honeywell International, Inc.(b)	16,893	2,435,295
Rheinmetall AG	11,666	1,385,552
Total		5,112,256

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 0.6%
Cargotec OYJ, Class B	2,762	163,118
Cummins, Inc.	7,607	1,345,526
Georg Fischer AG, Registered Shares	438	539,570
Illinois Tool Works, Inc.	11,341	1,775,093
PACCAR, Inc.	17,020	1,220,845
Snap-On, Inc.	8,612	1,358,801
Yangzijiang Shipbuilding Holdings Ltd.	206,100	238,100
Total		6,641,053
Professional Services 1.4%
Adecco Group AG, Registered Shares	112,178	8,899,803
ManpowerGroup, Inc.(b)	29,507	3,637,623
Randstad Holding NV	18,321	1,127,243
Robert Half International, Inc.(b)	24,873	1,287,675
Total		14,952,344
Trading Companies & Distributors 0.3%
Air Lease Corp.	14,418	626,462
Bunzl PLC	68,829	2,143,687
Marubeni Corp.	72,600	486,786
Total		3,256,935
Total Industrials		91,106,464
Information Technology 17.6%
Communications Equipment 0.8%
Cisco Systems, Inc.(b)	78,141	2,668,515
CommScope Holding Co., Inc.(a),(b)	26,990	867,459
Harris Corp.(b)	35,012	4,877,872
Total		8,413,846
Electronic Equipment, Instruments & Components 1.4%
Arrow Electronics, Inc.(a),(b)	41,031	3,429,781
Belden, Inc.	9,213	736,211
CDW Corp.(b)	33,745	2,362,150
Flex Ltd.(a),(b)	254,364	4,527,679
Jabil, Inc.	20,829	589,044
Nippon Electric Glass Co., Ltd.	27,200	1,110,538
TE Connectivity Ltd.(b)	29,915	2,721,368
Total		15,476,771
Common Stocks (continued)
Issuer	Shares	Value ($)
Internet Software & Services 3.6%
Alibaba Group Holding Ltd., ADR(a),(b)	20,607	3,810,028
Alphabet, Inc., Class A(a),(b)	13,409	13,852,033
Alphabet, Inc., Class C(a)	1,998	2,031,247
Baidu, Inc., ADR(a),(b)	10,193	2,486,481
eBay, Inc.(a),(b)	103,955	3,912,866
Mixi, Inc.	130,800	6,376,748
NetEase, Inc., ADR(b)	14,313	4,035,121
Yandex NV, Class A(a),(b)	23,527	795,918
YY, Inc., ADR(a),(b)	31,105	2,811,581
Total		40,112,023
IT Services 1.7%
Alliance Data Systems Corp.	8,353	1,868,817
Amdocs Ltd.(b)	40,724	2,651,132
Capgemini SE	23,438	2,848,937
CGI Group, Inc., Class A(a)	881	46,812
DXC Technology Co.(b)	63,628	5,823,235
Equiniti Group PLC(c)	105,927	426,141
EVERTEC, Inc.(b)	51,425	771,375
Leidos Holdings, Inc.(b)	47,993	3,000,522
PayPal Holdings, Inc.(a),(b)	12,960	940,378
Total		18,377,349
Semiconductors & Semiconductor Equipment 2.6%
ASM International NV	10,168	681,278
Broadcom Ltd.(b)	18,832	4,969,953
Dialog Semiconductor PLC(a)	8,474	423,372
KLA-Tencor Corp.(b)	25,454	2,771,686
Marvell Technology Group Ltd.	150,077	2,771,922
Micron Technology, Inc.(a),(b)	41,748	1,849,854
ON Semiconductor Corp.(a)	112,639	2,401,464
Qorvo, Inc.(a)	7,882	597,534
STMicroelectronics NV	5,540	130,485
Texas Instruments, Inc.(b)	19,886	1,922,777
Tokyo Electron Ltd.	47,800	8,416,613
Versum Materials, Inc.	35,344	1,487,276
Total		28,424,214

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2017	9

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 3.2%
Activision Blizzard, Inc.(b)	18,869	1,235,731
CA, Inc.(b)	173,809	5,627,935
Constellation Software, Inc.	980	557,554
Dell Technologies, Inc. - VMware, Inc., Class V(a),(b)	16,587	1,372,906
Electronic Arts, Inc.(a),(b)	12,235	1,463,306
Micro Focus International PLC, ADR(a),(b)	29,734	1,038,608
Microsoft Corp.(b)	64,278	5,346,644
Oracle Corp.(b)	163,301	8,312,021
Software AG	19,179	976,510
Temenos Group AG	13,365	1,543,275
VMware, Inc., Class A(a),(b)	61,106	7,313,777
Total		34,788,267
Technology Hardware, Storage & Peripherals 4.3%
Apple, Inc.(b)	18,418	3,113,379
Brother Industries Ltd.	124,600	3,031,904
Canon, Inc.	54,800	2,058,677
Hewlett Packard Enterprise Co.(b)	216,530	3,014,098
HP, Inc.(b)	392,642	8,461,435
NetApp, Inc.(b)	183,060	8,131,525
Seagate Technology PLC(b)	94,766	3,503,499
Seiko Epson Corp.	181,500	4,331,185
Western Digital Corp.(b)	54,649	4,878,516
Xerox Corp.(b)	213,988	6,485,976
Total		47,010,194
Total Information Technology		192,602,664
Materials 4.7%
Chemicals 1.5%
Celanese Corp., Class A	18,407	1,920,034
Covestro AG	53,208	5,114,862
FMC Corp.	12,736	1,182,665
Methanex Corp.	17,491	852,383
Mitsubishi Gas Chemical Co., Inc.	10,300	251,966
PPG Industries, Inc.(b)	9,851	1,145,080
PQ Group Holdings, Inc.(a)	59,554	976,686
Sika AG	96	710,630
Solvay SA	6,782	1,007,646
Tosoh Corp.	17,500	377,663
Common Stocks (continued)
Issuer	Shares	Value ($)
Trinseo SA	18,388	1,305,548
Umicore SA	6,329	282,876
Valvoline, Inc.	61,668	1,481,265
Total		16,609,304
Construction Materials 0.3%
Cemex SAB de CV, ADR(a)	217,492	1,763,860
Wienerberger AG	33,952	872,450
Total		2,636,310
Containers & Packaging 1.0%
Berry Global Group, Inc.(a),(b)	25,371	1,508,306
Billerudkorsnas AB	11,176	192,371
Crown Holdings, Inc.(a)	25,559	1,537,885
Graphic Packaging Holding Co.(b)	178,633	2,767,025
RPC Group PLC	195,539	2,447,721
WestRock Co.(b)	43,963	2,696,251
Total		11,149,559
Metals & Mining 1.8%
Aurubis AG	6,240	511,346
Barrick Gold Corp.	43,900	634,289
BHP Billiton PLC	51,589	933,557
BlueScope Steel Ltd.	124,731	1,227,980
Boliden AB	45,610	1,596,308
Fortescue Metals Group Ltd.	358,533	1,274,802
Ivanhoe Mines Ltd., Class A(a)	129,933	470,341
Lundin Mining Corp.	41,800	318,822
Rio Tinto Ltd.	120,107	6,400,057
Salzgitter AG	14,937	722,689
South32 Ltd.	660,794	1,726,031
Steel Dynamics, Inc.	47,468	1,766,284
Stornoway Diamond Corp.(a)	1,683,997	848,460
SunCoke Energy, Inc.(a)	59,730	662,406
Total		19,093,372

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Paper & Forest Products 0.1%
Holmen AB, Class B	6,928	340,539
Svenska Cellulosa AB, Class B	11,626	109,154
UPM-Kymmene OYJ	2,440	73,330
West Fraser Timber Co., Ltd.	13,454	818,336
Total		1,341,359
Total Materials		50,829,904
Real Estate 0.6%
Real Estate Management & Development 0.6%
Hang Lung Group Ltd.	120,000	421,641
Kerry Properties Ltd.	541,500	2,436,912
New World Development Co., Ltd.	1,604,000	2,391,435
Wheelock & Co., Ltd.	190,000	1,323,625
Total		6,573,613
Total Real Estate		6,573,613
Telecommunication Services 0.5%
Diversified Telecommunication Services 0.3%
Proximus SADP	3,716	123,408
TDC A/S	172,367	1,019,106
Telecom Italia SpA(a)	577,075	500,793
Telecom Italia SpA, Savings Shares	401,178	285,294
Verizon Communications, Inc.(b)	37,146	1,778,179
Total		3,706,780
Wireless Telecommunication Services 0.2%
NTT DoCoMo, Inc.	7,100	171,953
Vodafone Group PLC	543,494	1,556,290
Total		1,728,243
Total Telecommunication Services		5,435,023
Utilities 2.7%
Electric Utilities 1.0%
EDP-Energias de Portugal SA	79,330	283,044
Endesa SA	101,591	2,325,346
Enel SpA	115,849	718,591
Exelon Corp.(b)	173,868	6,991,232
Scottish & Southern Energy PLC	9,000	165,196
Total		10,483,409
Common Stocks (continued)
Issuer	Shares	Value ($)
Gas Utilities 0.5%
Gas Natural SDG SA	231,561	4,955,008
Osaka Gas Co., Ltd.	58,800	1,138,900
Total		6,093,908
Independent Power and Renewable Electricity Producers 0.3%
AES Corp. (The)(b)	147,264	1,565,416
Uniper SE	51,844	1,456,744
Total		3,022,160
Multi-Utilities 0.9%
A2A SpA	704,544	1,210,514
AGL Energy Ltd.	339,875	6,580,451
Atco Ltd., Class I	12,229	443,433
E.ON SE	132,143	1,565,160
Hera	22,070	71,006
RWE AG(a)	22,285	560,331
Total		10,430,895
Total Utilities		30,030,372
Total Common Stocks (Cost $674,860,921)		773,187,075

Limited Partnerships 0.3%

Energy 0.3%
Oil, Gas & Consumable Fuels 0.3%
Boardwalk Pipeline Partners LP(b)	101,849	1,427,923
Viper Energy Partners LP(b)	87,189	1,708,905
Total		3,136,828
Total Energy		3,136,828
Total Limited Partnerships (Cost $3,115,908)		3,136,828

Money Market Funds 20.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(d),(e)	223,269,916	223,269,916
Total Money Market Funds (Cost $223,267,697)		223,269,916
Total Investments (Cost $901,244,526)		999,593,819

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2017	11

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Investments Sold Short (31.8)

Common Stocks (31.6)%
Issuer	Shares	Value ($)
Consumer Discretionary (4.3)%
Auto Components (0.1)%
Autoliv, Inc.	(12,654)	(1,579,978)
Automobiles (0.5)%
Tesla Motors, Inc.(a)	(14,748)	(4,889,405)
Thor Industries, Inc.	(6,260)	(852,737)
Total		(5,742,142)
Distributors (0.2)%
LKQ Corp.(a)	(64,329)	(2,424,560)
Diversified Consumer Services (0.1)%
Houghton Mifflin Harcourt Co.(a)	(98,252)	(972,695)
Hotels, Restaurants & Leisure (0.3)%
Domino’s Pizza Enterprises Ltd.	(28,759)	(1,028,216)
Domino’s Pizza, Inc.	(3,905)	(714,615)
Norwegian Cruise Line Holdings Ltd.(a)	(16,991)	(947,248)
Texas Roadhouse, Inc.	(19,544)	(977,395)
Total		(3,667,474)
Internet & Direct Marketing Retail (0.5)%
Netflix, Inc.(a)	(2,273)	(446,485)
Wayfair, Inc., Class A(a)	(15,135)	(1,057,937)
Yoox Net-A-Porter Group SpA(a)	(25,423)	(950,608)
Zalando SE(a)	(51,714)	(2,603,344)
Total		(5,058,374)
Leisure Products (0.1)%
Amer Sports Oyj	(26,361)	(656,200)
Mattel, Inc.	(40,502)	(571,888)
Total		(1,228,088)
Media (1.1)%
Altice NV, Class A(a)	(310,020)	(5,848,446)
Dentsu, Inc.	(16,700)	(714,325)
Eutelsat Communications SA	(28,755)	(720,483)
Mediaset SpA(a)	(26,187)	(96,209)
Pearson PLC	(171,753)	(1,604,780)
ProSiebenSat.1 Media SE	(7,055)	(248,503)
Schibsted ASA, Class A	(20,760)	(535,267)
SES SA FDR	(59,495)	(967,466)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Singapore Press Holdings Ltd.	(35,400)	(70,103)
Telenet Group Holding NV(a)	(7,230)	(500,090)
Viacom, Inc., Class B	(19,742)	(474,400)
Total		(11,780,072)
Multiline Retail (0.2)%
Dollar General Corp.	(10,100)	(816,484)
Isetan Mitsukoshi Holdings Ltd.	(75,200)	(819,739)
Total		(1,636,223)
Specialty Retail (0.7)%
CarMax, Inc.(a)	(24,225)	(1,819,297)
Fielmann AG	(5,019)	(441,010)
Inditex	(88,913)	(3,324,088)
Kingfisher PLC	(178,669)	(741,797)
L Brands, Inc.	(17,619)	(758,322)
Murphy USA, Inc.(a)	(12,367)	(919,610)
Total		(8,004,124)
Textiles, Apparel & Luxury Goods (0.5)%
Cie Financiere Richemont SA, Class A, Registered Shares	(8,546)	(788,084)
Gildan Activewear, Inc.	(30,591)	(936,085)
Gildan Activewear, Inc.	(9,677)	(296,138)
Nike, Inc., Class B	(13,844)	(761,282)
Pandora Media, Inc.	(20,331)	(1,919,085)
Under Armour, Inc., Class A(a)	(48,595)	(608,409)
Total		(5,309,083)
Total Consumer Discretionary		(47,402,813)
Consumer Staples (1.3)%
Beverages (0.3)%
Anheuser-Busch InBev SA/NV	(25,223)	(3,086,474)
Boston Beer Co., Inc. (The), Class A(a)	(3,137)	(558,543)
Total		(3,645,017)
Food & Staples Retailing (0.3)%
Casey’s General Stores, Inc.	(11,613)	(1,330,502)
Costco Wholesale Corp.	(5,476)	(882,074)
Empire Co., Ltd., Class A	(8,149)	(141,049)
Pricesmart, Inc.	(7,828)	(655,986)
Total		(3,009,611)

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products (0.6)%
Aryzta AG	(10,346)	(328,430)
Chocoladefabriken Lindt & Spruengli AG	(203)	(1,175,086)
Hain Celestial Group, Inc. (The)(a)	(25,414)	(915,412)
McCormick & Co., Inc.	(9,722)	(967,631)
Snyders-Lance, Inc.	(33,083)	(1,244,913)
Tate & Lyle PLC	(89,991)	(772,707)
TreeHouse Foods, Inc.(a)	(14,764)	(980,034)
Total		(6,384,213)
Personal Products (0.1)%
Coty, Inc., Class A	(83,752)	(1,289,781)
Total Consumer Staples		(14,328,622)
Energy (5.5)%
Energy Equipment & Services (1.9)%
Core Laboratories NV	(11,553)	(1,154,145)
Halliburton Co.	(9,577)	(409,321)
National Oilwell Varco, Inc.	(164,934)	(5,639,093)
RPC, Inc.	(40,544)	(985,625)
Saipem SpA(a)	(326,334)	(1,371,509)
SBM Offshore NV	(20,819)	(371,525)
Subsea 7 SA	(4,318)	(72,583)
Tenaris SA	(564,672)	(7,728,655)
Vallourec SA(a)	(111,055)	(608,133)
Weatherford International PLC(a)	(695,648)	(2,413,899)
Total		(20,754,488)
Oil, Gas & Consumable Fuels (3.6)%
AltaGas, Ltd.	(33,265)	(758,332)
Antero Resources Corp.(a)	(61,753)	(1,198,008)
Apache Corp.	(49,278)	(2,038,631)
Cameco Corp.	(102,177)	(831,721)
Cameco Corp.	(74,728)	(607,045)
Centennial Resource Development, Inc.(a)	(39,942)	(776,073)
Cheniere Energy, Inc.(a)	(126,330)	(5,904,664)
Continental Resources, Inc.(a)	(83,076)	(3,382,024)
Crescent Point Energy Corp.	(23,300)	(191,623)
Ecopetrol SA, ADR	(100,893)	(1,118,903)
Enbridge, Inc.	(68,394)	(2,628,459)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Hess Corp.	(34,621)	(1,528,863)
Imperial Oil Ltd.	(63,496)	(2,058,784)
Inter Pipeline Ltd.	(11,021)	(224,162)
Keyera Corp.	(17,003)	(500,561)
Koninklijke Vopak NV	(13,598)	(588,838)
Laredo Petroleum, Inc.(a)	(97,290)	(1,159,697)
Lundin Petroleum AB(a)	(160,348)	(3,771,362)
Murphy Oil Corp.	(76,279)	(2,040,463)
Occidental Petroleum Corp.	(10,318)	(666,233)
Peyto Exploration & Development Corp.	(15,925)	(217,254)
PrairieSky Royalty, Ltd.	(48,290)	(1,285,388)
Range Resources Corp.	(12,761)	(231,102)
Tallgrass Energy GP LP	(17,626)	(440,650)
Transcanada Corp.	(36,029)	(1,710,547)
TransCanada Corp.	(40,915)	(1,942,644)
Ultra Petroleum Corp.(a)	(120,691)	(958,287)
Total		(38,760,318)
Total Energy		(59,514,806)
Financials (4.0)%
Banks (1.9)%
Banco BPM SpA(a)	(59,810)	(208,591)
Banco Comercial Portugues SA(a)	(1,534,048)	(458,349)
BancorpSouth, Inc.	(13,432)	(424,451)
Bankinter SA	(89,694)	(846,602)
BPER Banca	(71,041)	(346,235)
CaixaBank SA	(127,502)	(596,756)
Canadian Western Bank	(43,748)	(1,232,309)
Commonwealth Bank of Australia	(12,608)	(749,990)
Community Bank System, Inc.	(20,777)	(1,148,760)
Cullen/Frost Bankers, Inc.	(7,217)	(710,874)
CVB Financial Corp.	(45,767)	(1,092,001)
First Financial Bankshares, Inc.	(47,109)	(2,150,526)
Glacier Bancorp, Inc.	(25,835)	(980,697)
Independent Bank Corp.	(9,999)	(720,928)
Investors Bancorp, Inc.	(52,255)	(718,506)
M&T Bank Corp.	(4,363)	(727,618)
People’s United Financial, Inc.	(50,273)	(938,094)

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2017	13

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Prosperity Bancshares, Inc.	(14,230)	(936,049)
Trustmark Corp.	(29,008)	(955,524)
UMB Financial Corp.	(11,031)	(811,109)
UniCredit SpA(a)	(63,467)	(1,214,662)
Unione di Banche Italiane SpA	(17,523)	(82,300)
United Bankshares, Inc.	(21,014)	(755,453)
Valley National Bancorp	(59,914)	(689,011)
Westamerica Bancorporation	(29,537)	(1,719,939)
Total		(21,215,334)
Capital Markets (0.8)%
Azimut Holding SpA	(15,029)	(296,911)
Banca Generali SpA	(8,708)	(286,858)
Credit Suisse Group AG, Registered Shares	(157,257)	(2,479,479)
Deutsche Bank AG	(88,013)	(1,442,462)
Eaton Vance Corp.	(36,622)	(1,848,312)
Factset Research Systems, Inc.	(4,876)	(925,806)
Financial Engines, Inc.	(27,277)	(984,700)
GAM Holding AG	(7,751)	(120,812)
WisdomTree Investments, Inc.	(68,405)	(758,612)
Total		(9,143,952)
Consumer Finance (0.4)%
Acom Co., Ltd.(a)	(738,700)	(3,070,987)
Credit Acceptance Corp.(a)	(2,576)	(738,617)
LendingClub Corp.(a)	(112,954)	(642,708)
Total		(4,452,312)
Diversified Financial Services (0.2)%
Element Fleet Management Corp.	(105,084)	(809,654)
Voya Financial, Inc.	(22,514)	(904,162)
Total		(1,713,816)
Insurance (0.6)%
Arch Capital Group Ltd.(a)	(8,708)	(867,665)
Cincinnati Financial Corp.	(14,576)	(1,022,798)
Fairfax Financial Holdings Ltd.	(566)	(298,075)
Kemper Corp.	(14,120)	(905,092)
Markel Corp.(a)	(994)	(1,077,794)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Mercury General Corp.	(18,998)	(1,063,318)
RLI Corp.	(22,193)	(1,311,384)
Total		(6,546,126)
Thrifts & Mortgage Finance (0.1)%
New York Community Bancorp, Inc.	(55,362)	(695,347)
Total Financials		(43,766,887)
Health Care (2.2)%
Biotechnology (0.4)%
Alkermes PLC(a)	(15,215)	(741,883)
Biomarin Pharmaceutical, Inc.(a)	(6,586)	(540,645)
Genmab A/S(a)	(4,967)	(1,003,002)
Juno Therapeutics, Inc.(a)	(34,783)	(1,562,105)
TESARO, Inc.(a)	(4,413)	(510,893)
Total		(4,358,528)
Health Care Equipment & Supplies (0.7)%
Coloplast A/S, Class B	(11,483)	(1,010,206)
Dexcom, Inc.(a)	(19,325)	(869,045)
Elekta AB, Class B	(4,836)	(46,502)
Insulet Corp.(a)	(13,694)	(805,344)
Nevro Corp.(a)	(8,492)	(743,729)
NuVasive, Inc.(a)	(16,161)	(916,813)
Penumbra, Inc.(a)	(6,743)	(678,009)
West Pharmaceutical Services	(10,954)	(1,110,736)
Wright Medical Group NV(a)	(33,120)	(868,075)
Total		(7,048,459)
Health Care Providers & Services (0.1)%
Diplomat Pharmacy, Inc.(a)	(39,097)	(822,992)
Teladoc, Inc.(a)	(20,889)	(690,382)
Total		(1,513,374)
Health Care Technology (0.2)%
Medidata Solutions, Inc.(a)	(17,363)	(1,306,219)
Veeva Systems Inc., Class A(a)	(17,648)	(1,075,469)
Total		(2,381,688)
Life Sciences Tools & Services (0.0)%
QIAGEN NV	(6,137)	(208,208)

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals (0.8)%
Eli Lilly & Co.	(9,578)	(784,821)
Medicines, Co. (The)(a)	(29,784)	(855,992)
Ono Pharmaceutical Co., Ltd.	(41,600)	(953,436)
Perrigo Co. PLC	(16,214)	(1,313,172)
Taisho Pharmaceutical Holdings Co., Ltd.	(11,900)	(906,260)
Valeant Pharmaceuticals International, Inc.(a)	(89,846)	(1,049,515)
Vifor Pharma AG	(24,258)	(3,119,633)
Total		(8,982,829)
Total Health Care		(24,493,086)
Industrials (2.4)%
Aerospace & Defense (0.4)%
Airbus Group SE	(8,053)	(823,142)
Bombardier, Inc., Class B(a)	(143,236)	(303,104)
MTU Aero Engines AG	(8,507)	(1,439,568)
Rolls-Royce Holdings PLC	(116,683)	(1,507,883)
Rolls-Royce Holdings PLC(a),(f),(g)	(5,367,418)	(7,129)
Total		(4,080,826)
Air Freight & Logistics (0.1)%
Panalpina Welttransport Holding AG, Registered Shares	(8,405)	(1,156,725)
Singapore Post, Ltd.	(218,800)	(206,260)
Total		(1,362,985)
Commercial Services & Supplies (0.7)%
Bilfinger SE	(12,187)	(491,677)
Edenred	(59,271)	(1,708,785)
Mobile Mini, Inc.	(31,140)	(1,030,734)
Multi-Color Corp.	(13,312)	(1,100,902)
Ritchie Bros. Auctioneers, Inc.	(44,192)	(1,238,702)
Rollins, Inc.	(17,921)	(786,911)
Stericycle, Inc.(a)	(17,455)	(1,236,687)
Waste Connections, Inc.	(462)	(32,642)
Total		(7,627,040)
Construction & Engineering (0.0)%
Boskalis Westminster	(6,961)	(248,931)
WSP Global, Inc.	(3,165)	(141,850)
Total		(390,781)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery (0.6)%
Actuant Corp., Class A	(38,438)	(980,169)
GEA Group AG	(31,761)	(1,534,297)
John Bean Technologies Corp.	(10,566)	(1,129,505)
Krones AG	(456)	(57,693)
MAN SE	(1,632)	(180,713)
Middleby Corp.(a)	(10,116)	(1,172,444)
Sun Hydraulics Corp.	(19,967)	(1,148,702)
Wabtec Corp.	(8,461)	(647,266)
Total		(6,850,789)
Marine (0.1)%
Kuehne + Nagel International AG, Registered Shares	(4,842)	(845,463)
Professional Services (0.2)%
Stantec, Inc.	(14,276)	(407,886)
Verisk Analytics, Inc.(a)	(12,437)	(1,057,767)
WageWorks, Inc.(a)	(2,419)	(154,211)
Total		(1,619,864)
Road & Rail (0.1)%
Heartland Express, Inc.	(32,809)	(699,816)
JB Hunt Transport Services, Inc.	(6,041)	(642,702)
Total		(1,342,518)
Trading Companies & Distributors (0.2)%
Ashtead Group PLC	(74,376)	(1,916,380)
Transportation Infrastructure (0.0)%
Fraport AG Frankfurt Airport Services Worldwide	(2,633)	(250,197)
Total Industrials		(26,286,843)
Information Technology (5.2)%
Communications Equipment (1.0)%
Arista Networks, Inc.(a)	(6,048)	(1,208,935)
F5 Networks, Inc.(a)	(4,435)	(537,832)
Palo Alto Networks, Inc.(a)	(38,861)	(5,720,339)
Telefonaktiebolaget LM Ericsson	(435,310)	(2,740,301)
Viasat, Inc.(a)	(9,081)	(591,173)
Total		(10,798,580)

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2017	15

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components (0.5)%
Cognex Corp.	(7,537)	(928,181)
Hexagon AB, Class B	(31,900)	(1,635,839)
Knowles Corp.(a)	(78,161)	(1,294,346)
National Instruments Corp.	(32,307)	(1,453,815)
VeriFone Systems, Inc.(a)	(45,524)	(868,598)
Total		(6,180,779)
Internet Software & Services (1.0)%
2U, Inc.(a)	(23,112)	(1,470,617)
58.Com, Inc., ADR(a)	(32,449)	(2,179,599)
Bitauto Holdings Ltd. ADR(a)	(43,288)	(1,955,319)
Cimpress NV(a)	(16,903)	(1,844,794)
Just Eat PLC(a)	(103,925)	(1,076,618)
MINDBODY, Inc., Class A(a)	(36,017)	(1,161,548)
Twitter, Inc.(a)	(9,356)	(192,921)
United Internet AG, Registered Shares	(14,964)	(949,023)
Total		(10,830,439)
IT Services (0.5)%
Acxiom Corp.(a)	(66,152)	(1,664,384)
Infosys Ltd., ADR	(67,675)	(1,004,974)
Sabre Corp.	(23,197)	(453,733)
Wex, Inc.(a)	(10,623)	(1,312,897)
Wipro, Ltd., ADR	(146,320)	(784,275)
Wirecard AG	(873)	(86,733)
Total		(5,306,996)
Semiconductors & Semiconductor Equipment (0.4)%
ams AG	(3,938)	(359,005)
Cree, Inc.(a)	(36,184)	(1,291,769)
Impinj, Inc.(a)	(9,744)	(332,660)
Infineon Technologies AG	(46,690)	(1,291,354)
United Microelectronics Corp., ADR	(375,854)	(977,220)
Total		(4,252,008)
Software (1.8)%
ACI Worldwide, Inc.(a)	(99,355)	(2,392,468)
Blackbaud, Inc.	(15,099)	(1,529,529)
Dassault Systemes	(14,597)	(1,550,192)
Ellie Mae, Inc.(a)	(11,628)	(1,045,938)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Gemalto NV	(10,092)	(399,457)
Guidewire Software, Inc.(a)	(12,854)	(1,028,063)
HubSpot, Inc.(a)	(14,421)	(1,248,137)
Manhattan Associates, Inc.(a)	(30,811)	(1,289,748)
Nintendo Co., Ltd.	(4,300)	(1,668,236)
Proofpoint, Inc.(a)	(12,514)	(1,156,419)
Salesforce.com, Inc.(a)	(14,802)	(1,514,837)
Ultimate Software Group, Inc.(a)	(7,430)	(1,505,244)
Workday, Inc., Class A(a)	(16,316)	(1,810,913)
Zendesk, Inc.(a)	(43,917)	(1,361,427)
Total		(19,500,608)
Total Information Technology		(56,869,410)
Materials (3.6)%
Chemicals (1.4)%
Air Liquide SA	(8,973)	(1,142,425)
Albemarle Corp.	(10,996)	(1,549,226)
Balchem Corp.	(12,887)	(1,086,245)
CF Industries Holdings, Inc.	(83,874)	(3,185,535)
Christian Hansen Holding A/S	(12,528)	(1,096,255)
HB Fuller Co.	(22,428)	(1,275,480)
Hexpol AB	(25,798)	(261,011)
International Flavors & Fragrances, Inc.	(7,990)	(1,177,886)
Newmarket Corp.	(3,418)	(1,368,533)
Novozymes A/S, Class B	(33,459)	(1,847,820)
OCI NV(a)	(11,738)	(278,451)
Symrise AG	(2,543)	(198,167)
Yara International ASA	(6,112)	(290,185)
Total		(14,757,219)
Construction Materials (0.7)%
Buzzi Unicem SpA	(7,620)	(212,406)
James Hardie Industries PLC	(68,065)	(1,039,230)
Martin Marietta Materials, Inc.	(1,846)	(400,305)
Vulcan Materials Co.	(50,190)	(6,110,633)
Total		(7,762,574)

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging (0.8)%
AptarGroup, Inc.	(19,959)	(1,737,830)
Ball Corp.	(126,861)	(5,446,143)
Greif, Inc., Class A	(12,925)	(717,725)
Huhtamaki OYJ	(4,177)	(177,983)
Sonoco Products Co.	(20,174)	(1,044,811)
Total		(9,124,492)
Metals & Mining (0.7)%
Agnico Eagle Mines Ltd.	(8,587)	(383,390)
Eldorado Gold Corp.	(129,242)	(162,291)
First Quantum Minerals Ltd.	(356,804)	(3,990,917)
Franco-Nevada Corp.	(8,925)	(709,241)
Goldcorp, Inc.	(35,460)	(463,143)
Kinross Gold Corp.(a)	(12,052)	(47,644)
Turquoise Hill Resources Ltd.(a)	(136,900)	(418,096)
Wheaton Precious Metals Corp.	(44,229)	(917,766)
Yamana Gold, Inc.	(137,994)	(358,329)
Total		(7,450,817)
Total Materials		(39,095,102)
Real Estate (1.6)%
Equity Real Estate Investment Trusts (REITS) (1.6)%
Equinix, Inc.	(16,038)	(7,433,613)
Lamar Advertising Co., Class A	(14,590)	(1,027,719)
SBA Communications Corp.(a)	(30,773)	(4,836,900)
VEREIT, Inc.	(399,947)	(3,155,582)
Washington Prime Group, Inc.	(167,266)	(1,309,693)
Total		(17,763,507)
Total Real Estate		(17,763,507)
Telecommunication Services (1.5)%
Diversified Telecommunication Services (0.8)%
Cogent Communications Group	(37,057)	(1,997,372)
Frontier Communications Corp.	(13,340)	(161,547)
TalkTalk Telecom Group PLC	(199,711)	(566,301)
Telefonica Deutschland Holding AG	(44,473)	(226,851)
Telefonica SA	(27,063)	(283,908)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Telefonica SA, ADR	(62,015)	(645,576)
Zayo Group Holdings, Inc.(a)	(137,645)	(4,963,479)
Total		(8,845,034)
Wireless Telecommunication Services (0.7)%
Millicom International Cellular SA, SDR	(8,093)	(517,676)
Softbank Corp.	(64,400)	(5,707,270)
Sprint Corp.(a)	(132,347)	(865,549)
Total		(7,090,495)
Total Telecommunication Services		(15,935,529)
Utilities (0.0)%
Multi-Utilities (0.0)%
Canadian Utilities Ltd., Class A	(1,871)	(56,502)
E.ON SE	(16,131)	(191,062)
Total		(247,564)
Total Utilities		(247,564)
Total Common Stocks (Proceeds $321,713,054)		(345,704,169)

Limited Partnerships (0.1)%

Energy (0.1)%
Oil, Gas & Consumable Fuels (0.1)%
Tallgrass Energy Partners LP	(19,860)	(866,691)
Total Energy		(866,691)
Total Limited Partnerships (Proceeds $927,987)		(866,691)

Preferred Stocks (0.1)%
Issuer	Coupon Rate	Shares	Value ($)
Health Care (0.1)%
Health Care Equipment & Supplies (0.1)%
Sartorius AG	—	(7,617)	(711,246)
Total Health Care			(711,246)
Total Preferred Stocks (Proceeds $629,647)			(711,246)
Total Investments Sold Short (Proceeds $323,270,688)			(347,282,106)

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2017	17

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Total Investments, Net of Investments Sold Short	652,311,713
Other Assets & Liabilities, Net	441,395,805
Net Assets	1,093,707,518
At October 31, 2017, securities and/or cash totaling $737,453,120 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
126,000 AUD	100,597 USD	Citi	12/20/2017	4,209	—
2,218,000 CAD	1,778,732 USD	Citi	12/20/2017	58,635	—
196,000 CHF	204,953 USD	Citi	12/20/2017	7,806	—
4,000 CHF	4,018 USD	Citi	12/20/2017	—	(5)
1,649,000 DKK	266,038 USD	Citi	12/20/2017	7,128	—
30,000 DKK	4,699 USD	Citi	12/20/2017	—	(11)
3,221,000 EUR	3,838,649 USD	Citi	12/20/2017	75,986	—
43,000 EUR	50,109 USD	Citi	12/20/2017	—	(122)
80,000 GBP	104,771 USD	Citi	12/20/2017	—	(1,645)
474,000 ILS	133,060 USD	Citi	12/20/2017	—	(1,772)
31,316,000 JPY	289,620 USD	Citi	12/20/2017	13,519	—
657,000 NOK	83,242 USD	Citi	12/20/2017	2,703	—
246,000 NOK	30,083 USD	Citi	12/20/2017	—	(73)
19,000 NZD	13,592 USD	Citi	12/20/2017	602	—
297,000 SEK	37,106 USD	Citi	12/20/2017	1,519	—
847,000 SEK	101,339 USD	Citi	12/20/2017	—	(148)
60,000 SGD	44,594 USD	Citi	12/20/2017	558	—
4,610,420 USD	5,809,000 AUD	Citi	12/20/2017	—	(166,616)
8,441,052 USD	10,536,000 CAD	Citi	12/20/2017	—	(270,203)
37,117 USD	37,000 CHF	Citi	12/20/2017	100	—
5,890,282 USD	5,647,000 CHF	Citi	12/20/2017	—	(210,239)
122,665 USD	786,000 DKK	Citi	12/20/2017	745	—
1,685,235 USD	10,455,000 DKK	Citi	12/20/2017	—	(43,691)
2,715,924 USD	2,339,000 EUR	Citi	12/20/2017	16,416	—
17,648,799 USD	14,863,000 EUR	Citi	12/20/2017	—	(286,349)
11,316,145 USD	8,740,000 GBP	Citi	12/20/2017	309,835	—
2,244,306 USD	17,510,000 HKD	Citi	12/20/2017	1,940	—
441,405 USD	1,571,000 ILS	Citi	12/20/2017	5,474	—
15,644,922 USD	1,709,573,000 JPY	Citi	12/20/2017	—	(572,310)
488,684 USD	3,827,000 NOK	Citi	12/20/2017	—	(19,549)
117,414 USD	163,000 NZD	Citi	12/20/2017	—	(5,972)
2,482,096 USD	19,911,000 SEK	Citi	12/20/2017	—	(96,379)
16,849 USD	23,000 SGD	Citi	12/20/2017	31	—
1,177,943 USD	1,591,000 SGD	Citi	12/20/2017	—	(10,252)
Total				507,206	(1,685,336)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Amsterdam IDX	29	11/2017	EUR	3,199,570	45,856	—
CAC40 Index	114	11/2017	EUR	7,305,598	177,113	—
DAX Index	16	12/2017	EUR	5,288,800	314,989	—
FTSE 100 Index	109	12/2017	GBP	8,139,575	168,918	—
FTSE/MIB Index	9	12/2017	EUR	1,024,830	36,656	—
Hang Seng Index	12	11/2017	HKD	16,920,000	—	(4,795)
IBEX 35 Index	20	11/2017	EUR	2,456,760	78,471	—
MSCI Singapore IX ETS	39	11/2017	SGD	1,084,223	17,517	—
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
OMXS30 Index	121	11/2017	SEK	20,203,975	50,945	—
S&P 500 E-mini	770	12/2017	USD	99,048,950	3,785,757	—
S&P/TSX 60 Index	39	12/2017	CAD	7,375,680	425,992	—
SPI 200 Index	41	12/2017	AUD	6,035,200	144,319	—
TOPIX Index	91	12/2017	JPY	1,604,330,000	1,385,964	—
Total					6,632,497	(4,795)

Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Samsung Electronics Co., Ltd.	Floating rate based on 1-month USD LIBOR plus 0.800%	Monthly	Macquarie	09/18/2018	USD	5,789,686	109,313	7,619	—	—	116,932	—
Floating rate based on 1-month USD LIBOR	Total return on Innolux Corp.	Monthly	Macquarie	09/18/2018	USD	1,022,326	48,849	191	—	—	49,040	—
Floating rate based on 1-month HKD HIBOR	Total return on Hang Seng Bank Ltd.	Monthly	Macquarie	09/18/2018	HKD	5,430,080	22,874	(4,355)	—	—	18,519	—
Floating rate based on 1-month HKD HIBOR	Total return on Bank of East Asia Ltd. (The)	Monthly	Macquarie	09/18/2018	HKD	6,740,249	12,869	(149)	—	—	12,720	—
Floating rate based on 1-month USD LIBOR	Total return on AU Optronics Corp.	Monthly	Macquarie	09/18/2018	USD	1,330,290	(13,339)	(2,981)	—	—	—	(16,320)
Floating rate based on 1-month HKD HIBOR	Total return on China Resources Beer Holdings Co., Ltd.	Monthly	Macquarie	09/18/2018	HKD	10,875,000	(49,040)	26	—	—	—	(49,014)
Floating rate based on 1-month USD LIBOR	Total return on Hyundai Motor Co.	Monthly	Macquarie	09/18/2018	USD	993,630	(89,255)	285	—	—	—	(88,970)
Floating rate based on 1-month HKD HIBOR	Total return on Semiconductor Manufacturing International Corp.	Monthly	Macquarie	09/18/2018	HKD	12,630,384	(292,300)	30	—	—	—	(292,270)
Total							(250,029)	666	—	—	197,211	(446,574)

Total return swap contracts on futures
Reference instrument*	Counterparty	Expiration date	Trading currency	Notional amount long(short)	Upfront payments ($)	Upfront receipts ($)	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Singapore IX ETS Nov 17	Morgan Stanley International	11/2017	SGD	75,790	—	—	698	—
Swiss Market Index Dec 17	Morgan Stanley International	12/2017	CHF	5,823,090	—	—	—	(32,650)
Total					—	—	698	(32,650)

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2017	19

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
*	If the notional amount of the swap contract is long and the swap contract’s value is positive (negative), the fund will receive (pay) the total return. If the notional amount of the swap contract is short and the swap contract’s value is positive (negative), the fund will pay (receive) the total return. Receipts and payments occur upon termination of the contract.

Total return swap contract**
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Net unrealized appreciation (depreciation) ($)
Total return on a portfolio of long and short positions	AUD BBSW 1-month, HKD HIBOR 1-month, or JPY LIBOR 1-month based on the local currencies of the positions within the swap	Monthly	JPMorgan	01/14/2021	USD	165,343,908	651,488	—	—	—	651,488

**	The fund has indirect exposure to all of the underlying positions that make up the custom basket/index, which are presented below each total return swap contract.
Additional information — Total return basket swaps
The following table represents the individual long and short positions and related values within the total return basket swap as of October 31, 2017:

Long Positions
Description	Shares	Value ($)	Weighting (%)
Common Stocks
Australia
Adelaide Brighton Ltd.	12,433	59,189	0.0
AGL Energy Ltd.	90,558	1,753,328	1.0
Aristocrat Leisure Ltd.	12,459	225,237	0.1
Aurizon Holdings Ltd.	100,065	397,129	0.2
Bendigo & Adelaide Bank Ltd.	32,834	286,385	0.2
BlueScope Steel Ltd.	12,436	122,433	0.1
Crown Resorts Ltd.	6,869	61,080	0.0
Fortescue Metals Group Ltd.	317,581	1,129,193	0.8
Harvey Norman Holdings Ltd.	20,574	59,596	0.0
Leighton Holdings Ltd.	23,337	865,777	0.5
LendLease Group	8,763	108,819	0.1
Newcrest Mining Ltd.	47,987	820,463	0.5
Orica Ltd.	36,426	583,441	0.4
Origin Energy Ltd.	98,177	597,946	0.3
Qantas Airways Ltd.	67,004	316,234	0.2
South32 Ltd.	497,994	1,300,788	0.8
Suncorp Group Ltd.	12,185	126,831	0.1
Woolworths Ltd.	7,571	150,093	0.1
Cayman Islands
Long Positions
Description	Shares	Value ($)	Weighting (%)
Wynn Macau Ltd.	18,400	47,238	0.0
China
WH Group Ltd.	563,500	571,041	0.4
Hong Kong
Galaxy Entertainment Group Ltd.	7,000	47,736	0.0
Henderson Land Development Co., Ltd.	18,800	122,687	0.1
I-CABLE Communications Ltd.	45,199	1,416	0.0
Kerry Properties Ltd.	155,500	699,797	0.4
Melco International Development Ltd.	223,000	611,169	0.4
New World Development Co., Ltd.	452,000	673,896	0.4
Sino Land Co., Ltd.	170,000	293,002	0.2
SJM Holdings Ltd.	220,000	189,134	0.1
Wheelock & Co., Ltd.	56,000	390,121	0.3
Xinyi Glass Holdings Ltd.	216,000	209,309	0.1
Yue Yuen Industrial Holdings Ltd.	49,000	187,694	0.1
Japan
Alfresa Holdings Corp.	31,600	603,785	0.4
Amada Holdings Co., Ltd.	75,600	939,407	0.5
ANA Holdings, Inc.	6,600	253,671	0.2
Aozora Bank Ltd.	14,800	579,299	0.4
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Long Positions
Description	Shares	Value ($)	Weighting (%)
Asahi Glass Co., Ltd.	6,800	266,493	0.2
Asahi Group Holdings Ltd.	14,900	680,310	0.4
Asahi Kasei Corp.	19,400	234,929	0.1
Astellas Pharma, Inc.	24,300	323,405	0.2
Bandai Namco Holdings, Inc.	52,000	1,781,938	1.1
Brother Industries Ltd.	6,000	145,999	0.1
Century Tokyo Leasing Corp.	4,500	196,288	0.1
Citizen Watch Co., Ltd.	95,000	698,435	0.4
Cosmos Pharmaceutical Corp.	1,400	291,485	0.2
Daicel Corp.	21,000	262,198	0.2
Dainippon Sumitomo Pharma Co., Ltd.	19,800	282,591	0.2
Fuji Electric Co., Ltd.	53,000	383,991	0.2
Fujitsu Ltd.	366,000	2,852,053	1.8
GungHo Online Entertainment, Inc.	134,000	360,604	0.2
Gunma Bank Ltd. (The)	102,700	661,164	0.4
Hakuhodo DY Holdings, Inc.	29,900	413,607	0.3
Haseko Corp.	117,800	1,710,624	1.0
Hikari Tsushin, Inc.	1,900	245,976	0.1
Hitachi Chemical Co., Ltd.	39,800	1,134,929	0.6
Hitachi High-Technologies Corp.	31,300	1,309,870	0.7
Hitachi Ltd.	211,000	1,680,267	1.0
Idemitsu Kosan Co., Ltd.	43,500	1,271,498	0.7
Inpex Corp.	112,400	1,203,488	0.7
Ito En Ltd.	7,600	266,104	0.2
ITOCHU Corp.	29,600	518,493	0.3
ITOCHU Techno-Solutions Corp.	22,000	856,947	0.5
Izumi Co., Ltd.	1,200	62,230	0.0
Japan Airlines Co., Ltd.	25,500	872,797	0.5
JFE Holdings, Inc.	62,800	1,349,652	0.8
JSR Corp.	11,000	213,234	0.1
JTEKT Corp.	14,300	236,944	0.1
JX Holdings, Inc.	398,900	2,059,840	1.2
Kajima Corp.	177,000	1,835,754	1.1
Kaken Pharmaceutical Co., Ltd.	1,200	60,814	0.0
Kamigumi Co., Ltd.	32,000	766,048	0.4
Kaneka Corp.	8,000	66,063	0.0
Kao Corp.	6,000	362,611	0.2
Kobayashi Pharmaceutical Co., Ltd.	4,800	277,541	0.2
Long Positions
Description	Shares	Value ($)	Weighting (%)
Konami Holdings Corp.	5,000	243,526	0.1
Kuraray Co., Ltd.	17,800	350,563	0.2
Kyushu Financial Group, Inc.	29,900	190,049	0.1
Lion Corp.	18,700	359,835	0.2
Marubeni Corp.	152,100	1,019,837	0.6
Maruichi Steel Tube Ltd.	5,600	171,087	0.1
Matsumotokiyoshi Holdings Co., Ltd.	17,200	1,236,905	0.8
Medipal Holdings Corp.	22,700	421,568	0.3
Minebea Co., Ltd.	19,700	361,162	0.2
Miraca Holdings, Inc.	4,500	209,372	0.1
Mitsubishi Corp.	42,300	990,579	0.6
Mitsubishi Gas Chemical Co., Inc.	65,400	1,599,859	0.9
Mitsubishi Materials Corp.	12,700	482,907	0.3
Mitsubishi Tanabe Pharma Corp.	20,100	442,389	0.3
Mitsubishi UFJ Lease & Finance Co., Ltd.	35,100	185,185	0.1
Mitsui & Co., Ltd.	3,200	47,790	0.0
Mitsui Chemicals, Inc.	31,800	980,583	0.6
Mixi, Inc.	8,400	409,516	0.3
Mizuho Financial Group, Inc.	100,900	183,323	0.1
MS&AD Insurance Group Holdings, Inc.	30,500	1,036,156	0.6
Nexon Co., Ltd.	18,100	486,875	0.3
NGK Insulators Ltd.	4,300	85,146	0.1
NH Foods Ltd.	31,000	891,714	0.5
NHK Spring Co., Ltd.	38,200	437,165	0.3
Nippon Electric Glass Co., Ltd.	13,900	567,518	0.3
Nippon Express Co., Ltd.	14,900	945,442	0.6
Nippon Shinyaku Co., Ltd.	8,600	609,467	0.4
Nippon Steel & Sumitomo Metal Corp.	1,900	45,553	0.0
Nippon Telegraph & Telephone Corp.	59,000	2,852,504	1.7
Obayashi Corp.	115,100	1,507,038	0.9
Oracle Corp. Japan	7,400	626,155	0.4
Otsuka Corp.	2,300	156,788	0.1
Persol Holdings Co., Ltd.	16,200	401,690	0.2
Pola Orbis Holdings, Inc.	20,300	647,052	0.4
Resona Holdings, Inc.	105,500	570,263	0.3
Sankyo Co., Ltd.	4,000	129,110	0.1
Sega Sammy Holdings, Inc.	74,000	1,041,723	0.6

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2017	21

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Long Positions
Description	Shares	Value ($)	Weighting (%)
Sekisui Chemical Co., Ltd.	11,700	236,156	0.1
Shimamura Co., Ltd.	5,700	635,027	0.4
Shimizu Corp.	35,000	411,964	0.2
Shin-Etsu Chemical Co., Ltd.	1,300	137,100	0.1
Shionogi & Co., Ltd.	2,800	150,744	0.1
Sojitz Corp.	287,400	867,379	0.5
Sompo Holdings, Inc.	3,700	148,722	0.1
Square Enix Holdings Co., Ltd.	45,400	1,830,779	1.1
Start Today Co., Ltd.	42,800	1,172,276	0.8
Sumitomo Corp.	16,900	244,443	0.1
Sumitomo Heavy Industries Ltd.	19,800	831,887	0.5
Suzuken Co., Ltd.	2,100	75,701	0.0
Taiheiyo Cement Corp.	7,400	295,771	0.2
Taisei Corp.	49,600	2,748,188	1.7
THK Co., Ltd.	12,700	463,248	0.3
Tokyo Broadcasting System Holdings, Inc.	12,500	254,530	0.2
Tokyo Gas Co., Ltd.	21,300	531,342	0.3
Toppan Printing Co., Ltd.	47,000	478,165	0.3
Tosoh Corp.	101,100	2,181,813	1.3
Toyo Seikan Group Holdings Ltd.	7,100	125,584	0.1
Toyo Suisan Kaisha Ltd.	12,600	484,723	0.3
Toyoda Gosei Co., Ltd.	17,400	425,465	0.3
Toyota Boshoku Corp.	34,700	698,779	0.5
Toyota Tsusho Corp.	19,800	720,137	0.4
Welcia Holdings Co., Ltd.	1,300	49,338	0.0
Yokogawa Electric Corp.	26,500	503,400	0.3

Short Positions

Common Stocks
Australia
AMP Ltd.	(161,788)	(616,575)	(0.4)
APA Group	(129,127)	(847,419)	(0.5)
Brambles Ltd.	(65,872)	(477,655)	(0.3)
CSL Ltd.	(14,227)	(1,514,621)	(0.9)
Domino’s Pizza Enterprises Ltd.	(9,925)	(354,847)	(0.2)
Healthscope Ltd.	(625,881)	(940,158)	(0.6)
Iluka Resources Ltd.	(23,546)	(169,671)	(0.1)
Magellan Financial Group Ltd.	(23,871)	(443,875)	(0.3)
Short Positions
Description	Shares	Value ($)	Weighting (%)
Platinum Asset Management Ltd.	(69,390)	(387,819)	(0.2)
Ramsay Health Care Ltd.	(8,851)	(453,788)	(0.3)
REA Group Ltd.	(13,980)	(775,117)	(0.5)
SEEK Ltd.	(68,019)	(957,801)	(0.6)
Tabcorp Holdings Ltd.	(15,327)	(52,736)	(0.0)
TPG Telecom Ltd.	(141,646)	(586,277)	(0.4)
Vocus Communications Ltd.	(176,573)	(390,027)	(0.2)
Bermuda
Haitong International Securities Group Ltd.	(822,203)	(466,339)	(0.3)
Hong Kong
AIA Group Ltd.	(33,400)	(251,685)	(0.2)
ASM Pacific Technology Ltd.	(4,800)	(70,034)	(0.0)
Bank of East Asia Ltd. (The)	(31,355)	(137,585)	(0.1)
Cathay Pacific Airways Ltd.	(446,000)	(762,988)	(0.4)
Hong Kong & China Gas Co., Ltd.	(250,800)	(475,423)	(0.3)
MTR Corp., Ltd.	(90,000)	(521,774)	(0.3)
Samsonite International SA	(99,000)	(413,328)	(0.3)
Swire Properties Ltd.	(25,200)	(85,156)	(0.1)
Techtronic Industries Co., Ltd.	(10,000)	(58,702)	(0.0)
Value Partners Group Ltd.	(454,000)	(450,420)	(0.3)
Japan
Acom Co., Ltd.	(311,900)	(1,296,657)	(0.8)
Advantest Corp.	(16,200)	(370,058)	(0.2)
Aeon Co., Ltd.	(88,700)	(1,371,962)	(0.8)
AEON Financial Service Co., Ltd.	(43,100)	(925,636)	(0.6)
Air Water, Inc.	(5,400)	(103,634)	(0.1)
Alps Electric Co., Ltd.	(35,900)	(1,098,685)	(0.6)
Asics Corp.	(82,800)	(1,265,794)	(0.8)
Bank of Kyoto Ltd. (The)	(23,600)	(1,239,404)	(0.8)
Calbee, Inc.	(59,900)	(2,021,552)	(1.3)
Casio Computer Co., Ltd.	(37,200)	(548,945)	(0.3)
Chiba Bank Ltd. (The)	(16,000)	(122,650)	(0.1)
Chiyoda Corp.	(17,300)	(102,382)	(0.1)
Chugai Pharmaceutical Co., Ltd.	(23,400)	(1,115,636)	(0.7)
Chugoku Electric Power Co., Inc. (The)	(90,700)	(1,011,318)	(0.6)
Concordia Financial Group Ltd.	(26,300)	(139,287)	(0.1)
DeNA Co., Ltd.	(4,300)	(101,125)	(0.1)

The accompanying Notes to Financial Statements are an integral part of this statement.
22	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Short Positions
Description	Shares	Value ($)	Weighting (%)
Don Quijote Holdings Co., Ltd.	(25,500)	(1,069,599)	(0.6)
Electric Power Development Co., Ltd.	(38,900)	(980,322)	(0.6)
FamilyMart UNY Holdings Co., Ltd.	(39,200)	(2,228,029)	(1.4)
Fast Retailing Co., Ltd.	(2,800)	(936,811)	(0.5)
Hamamatsu Photonics KK	(27,800)	(900,104)	(0.5)
Hiroshima Bank Ltd. (The)	(11,100)	(93,981)	(0.1)
Hisamitsu Pharmaceutical Co., Inc.	(900)	(49,553)	(0.0)
Hitachi Capital Corp.	(2,000)	(48,893)	(0.0)
Hokuriku Electric Power Co.	(93,000)	(821,754)	(0.5)
Ibiden Co., Ltd.	(4,300)	(72,001)	(0.0)
IHI Corp.	(11,000)	(396,208)	(0.2)
Isetan Mitsukoshi Holdings Ltd.	(80,400)	(876,423)	(0.6)
Iyo Bank Ltd. (The)	(46,100)	(397,965)	(0.2)
Japan Airport Terminal Co., Ltd.	(7,600)	(270,145)	(0.2)
Japan Post Holdings Co., Ltd.	(6,600)	(76,352)	(0.0)
Japan Post Insurance Co., Ltd.	(5,900)	(127,853)	(0.1)
JGC Corp.	(15,600)	(261,650)	(0.2)
Kakaku.com, Inc.	(71,700)	(984,515)	(0.6)
Kansai Paint Co., Ltd.	(46,100)	(1,184,906)	(0.7)
Kawasaki Heavy Industries Ltd.	(2,000)	(69,776)	(0.0)
Keihan Holdings Co., Ltd.	(14,600)	(446,113)	(0.3)
Keikyu Corp.	(45,200)	(934,988)	(0.6)
Keio Corp.	(17,400)	(759,137)	(0.5)
Keyence Corp.	(900)	(499,702)	(0.3)
Kikkoman Corp.	(19,900)	(682,978)	(0.4)
Kintetsu Group Holdings Co., Ltd.	(25,800)	(992,085)	(0.6)
Koito Manufacturing Co., Ltd.	(700)	(46,938)	(0.0)
Konica Minolta, Inc.	(65,700)	(576,368)	(0.3)
Kyushu Electric Power Co., Inc.	(70,400)	(802,989)	(0.5)
Lawson, Inc.	(700)	(45,709)	(0.0)
LIXIK Group Corp.	(1,700)	(46,820)	(0.0)
M3, Inc.	(30,700)	(915,675)	(0.5)
Marui Group Co., Ltd.	(83,200)	(1,273,346)	(0.8)
Mitsubishi Heavy Industries Ltd.	(3,700)	(144,770)	(0.1)
Mitsubishi Logistics Corp.	(19,600)	(507,652)	(0.3)
Mitsubishi Motors Corp.	(59,800)	(478,868)	(0.3)
MonotaRO Co., Ltd.	(39,200)	(1,079,475)	(0.7)
Murata Manufacturing Co., Ltd.	(1,800)	(282,892)	(0.2)
Short Positions
Description	Shares	Value ($)	Weighting (%)
Nagoya Railroad Co., Ltd.	(30,300)	(680,717)	(0.4)
Nankai Electric Railway Co., Ltd.	(25,300)	(654,076)	(0.4)
NGK Spark Plug Co., Ltd.	(95,400)	(2,177,136)	(1.3)
Nidec Corp.	(17,300)	(2,300,605)	(1.3)
Nippon Paint Holdings Co., Ltd.	(42,200)	(1,488,761)	(0.8)
Nippon Yusen KK	(29,400)	(621,797)	(0.4)
NOK Corp.	(3,300)	(81,058)	(0.0)
Obic Co., Ltd.	(1,500)	(99,287)	(0.1)
Odakyu Electric Railway Co., Ltd.	(58,500)	(1,144,392)	(0.7)
Ono Pharmaceutical Co., Ltd.	(61,200)	(1,402,651)	(0.9)
Orient Corp.	(264,600)	(428,791)	(0.3)
Oriental Land Co., Ltd.	(1,800)	(143,970)	(0.1)
PeptiDream, Inc.	(5,400)	(171,362)	(0.1)
Renesas Electronics Corp.	(55,600)	(718,857)	(0.4)
Ricoh Co., Ltd.	(166,800)	(1,547,876)	(1.1)
Rinnai Corp.	(2,900)	(248,479)	(0.2)
Santen Pharmaceutical Co., Ltd.	(46,900)	(745,253)	(0.4)
Seibu Holdings, Inc.	(56,300)	(1,006,518)	(0.6)
Seiko Epson Corp.	(2,500)	(59,658)	(0.0)
Seven Bank Ltd.	(419,300)	(1,550,697)	(0.9)
Shikoku Electric Power Co., Inc.	(124,700)	(1,631,709)	(0.9)
Shimano, Inc.	(19,900)	(2,723,142)	(1.6)
Shizuoka Bank Ltd. (The)	(23,000)	(223,827)	(0.1)
Sony Financial Holdings, Inc.	(121,100)	(2,011,892)	(1.2)
Sosei Group Corp.	(8,600)	(789,142)	(0.5)
Suruga Bank Ltd.	(22,800)	(519,125)	(0.3)
Sysmex Corp.	(23,000)	(1,574,115)	(0.9)
T&D Holdings, Inc.	(62,200)	(970,361)	(0.6)
Toray Industries, Inc.	(23,900)	(241,907)	(0.1)
Toyota Industries Corp.	(20,500)	(1,261,806)	(0.8)
Yahoo Japan Corp.	(112,800)	(504,313)	(0.3)
Yakult Honsha Co., Ltd.	(23,600)	(1,951,203)	(1.1)
Yamaha Corp.	(2,200)	(86,442)	(0.1)
Yamaha Motor Co., Ltd.	(17,600)	(528,222)	(0.3)
Yamato Holdings Co., Ltd.	(19,800)	(404,826)	(0.2)
Yaskawa Electric Corp.	(73,700)	(2,640,730)	(1.6)
Yokohama Rubber Co., Ltd. (The)	(3,400)	(76,439)	(0.0)
Macao

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2017	23

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Short Positions
Description	Shares	Value ($)	Weighting (%)
MGM China Holdings Ltd.	(157,600)	(355,531)	(0.2)
Total return swap contract**
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Net unrealized appreciation (depreciation) ($)
Total return on a portfolio of long and short positions	FEDEF 1-day, EONIA 1-day, or SONIA 1-day based on the local currencies of the positions within the swap	Monthly	Morgan Stanley International	10/30/2019	USD	711,878,571	(9,594)	—	—	—	(9,594)

**	The fund has indirect exposure to all of the underlying positions that make up the custom basket/index, which are presented below each total return swap contract.
Additional information — Total return basket swaps
The following table represents the individual long and short positions and related values within the total return basket swap as of October 31, 2017:

Long Positions
Description	Shares	Value ($)	Weighting (%)
Common Stocks
Bermuda
Hiscox Ltd.	2,531	48,003	0.0
France
Air France-KLM	89,628	1,404,222	0.2
Amundi SA	3,690	312,830	0.0
Arkema SA	1,994	251,898	0.0
AtoS	22,816	3,545,399	0.5
Capgemini SE	8,364	1,016,661	0.1
Cie de Saint-Gobain	6,131	359,656	0.1
Cie Generale des Etablissements Michelin	12,488	1,806,693	0.3
CNP Assurances	31,297	728,215	0.1
Elior Group SA	7,913	224,722	0.0
Elis SA	4,817	125,660	0.0
Engie SA	23,655	399,816	0.1
Faurecia	1,477	107,375	0.0
Imerys SA	2,855	260,032	0.0
Ipsen SA	7,711	932,348	0.1
Lagardere SCA	20,881	687,739	0.1
Long Positions
Description	Shares	Value ($)	Weighting (%)
Peugeot SA	84,268	1,999,019	0.3
Plastic Omnium SA	5,278	220,101	0.0
Renault SA	941	93,324	0.0
SEB SA	3,568	664,989	0.1
Sodexo SA	3,152	401,123	0.1
Teleperformance SA	5,852	854,814	0.1
Thales SA	10,286	1,072,117	0.2
Ubisoft Entertainment SA	4,710	359,362	0.1
Guernsey
Amdocs Ltd.	5,218	339,692	0.0
Ireland
Ingersoll-Rand PLC	5,645	500,147	0.1
Jersey
UBM PLC	7,566	70,693	0.0
Liberia
Royal Caribbean Cruises Ltd.	9,430	1,167,151	0.2
Netherlands
LyondellBasell Industries NV, Class A	44,496	4,606,671	0.6
Mylan NV	54,482	1,945,552	0.3
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Long Positions
Description	Shares	Value ($)	Weighting (%)
QIAGEN NV	33,611	1,138,068	0.2
Puerto Rico
Popular, Inc.	31,569	1,157,951	0.1
Singapore
Flex Ltd.	100,847	1,795,077	0.3
Spain
ACS Actividades de Construccion y Servicios SA	7,586	299,161	0.0
Ebro Foods SA	5,665	136,300	0.0
Endesa SA	67,470	1,544,341	0.2
Gas Natural SDG SA	2,361	50,521	0.0
Iberdrola SA	88,159	712,477	0.1
Mapfre SA	320,532	1,048,801	0.1
Melia Hotels International SA	22,048	301,770	0.1
Prosegur Cia de Seguridad SA, Registered Shares	45,358	346,071	0.1
Repsol SA	190,153	3,562,821	0.5
Tecnicas Reunidas SA	2,417	77,791	0.0
Switzerland
Coca-Cola HBC AG	10,354	349,980	0.1
TE Connectivity Ltd.	17,334	1,576,874	0.2
United Kingdom
Ashtead Group PLC	39,891	1,027,836	0.1
Associated British Foods PLC	3,288	145,507	0.0
Barratt Developments PLC	239,780	2,084,346	0.3
BBA Aviation PLC	74,098	313,151	0.0
Bellway PLC	20,482	992,916	0.1
BHP Billiton PLC	68,655	1,242,384	0.2
Britvic PLC	4,723	47,485	0.0
BT Group PLC	508,691	1,758,633	0.3
Burberry Group PLC	16,543	417,900	0.1
Carphone Warehouse Group PLC	130,078	299,571	0.1
Close Brothers Group PLC	24,624	454,264	0.1
Evraz PLC	25,496	97,693	0.0
Galiform PLC	65,612	357,372	0.1
GKN PLC	225,354	948,793	0.1
GlaxoSmithKline PLC	27,875	502,576	0.1
Hays PLC	45,111	111,680	0.0
Long Positions
Description	Shares	Value ($)	Weighting (%)
Inchcape PLC	70,601	732,803	0.1
Indivior PLC	206,248	1,017,917	0.1
Intermediate Capital Group PLC	44,445	574,358	0.1
Investec PLC	128,841	882,124	0.1
JD Sports Fashion PLC	16,557	78,637	0.0
Jupiter Fund Management PLC	24,116	190,416	0.0
Liberty Global PLC, Class C	44,181	1,320,570	0.2
Man Group PLC	37,123	95,454	0.0
Micro Focus International PLC, ADR	23,473	819,912	0.1
Moneysupermarket.com Group PLC	117,165	505,586	0.1
National Grid PLC	34,878	419,688	0.1
Old Mutual PLC	71,358	181,019	0.0
Paysafe Group PLC	82,183	639,627	0.1
Persimmon PLC	65,816	2,449,327	0.3
Royal Mail PLC	258,992	1,287,862	0.2
Scottish & Southern Energy PLC	6,484	119,014	0.0
Standard Life PLC	29,432	168,009	0.0
Tate & Lyle PLC	107,678	924,576	0.1
Taylor Wimpey PLC	801,465	2,123,609	0.3
Vodafone Group PLC	128,574	368,171	0.1
WH Smith PLC	15,989	434,697	0.1
William Hill PLC	77,575	266,233	0.0
Wm Morrison Supermarkets PLC	385,203	1,147,024	0.2
United States
AbbVie, Inc.	2,992	270,028	0.0
Aflac, Inc.	29,594	2,482,641	0.4
AGCO Corp.	4,991	342,233	0.1
Agilent Technologies, Inc.	6,152	418,521	0.1
Akamai Technologies, Inc.	20,099	1,050,173	0.1
Alexion Pharmaceuticals, Inc.	10,364	1,240,156	0.2
Allstate Corp. (The)	22,975	2,156,433	0.3
Alphabet, Inc., Class A	6,932	7,161,033	1.0
Altria Group, Inc.	10,657	684,393	0.1
Amazon.com, Inc.	5,160	5,703,245	0.8
AMC Networks, Inc., Class A	1,373	69,858	0.0
AMERCO	747	293,302	0.0
Amgen, Inc.	28,687	5,026,536	0.7
Anthem, Inc.	5,796	1,212,581	0.2

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2017	25

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Long Positions
Description	Shares	Value ($)	Weighting (%)
Apple, Inc.	19,178	3,241,849	0.4
Applied Materials, Inc.	53,733	3,032,153	0.4
Archer-Daniels-Midland Co.	22,184	906,660	0.1
Arrow Electronics, Inc.	23,906	1,998,303	0.3
Aspen Insurance Holdings Ltd.	1,408	60,403	0.0
Assured Guaranty Ltd.	65,510	2,430,421	0.3
Avnet, Inc.	31,952	1,271,690	0.2
Avon Products, Inc.	146,823	334,756	0.1
BancorpSouth, Inc.	1,731	54,700	0.0
Bank of America Corp.	30,575	837,449	0.1
Baxter International, Inc.	40,465	2,608,779	0.4
Bed Bath & Beyond, Inc.	30,873	614,373	0.1
Best Buy Co., Inc.	32,563	1,822,877	0.3
Big Lots, Inc.	1,785	91,588	0.0
Biogen, Inc.	15,132	4,716,039	0.7
Bioverativ, Inc.	1,404	79,326	0.0
BlackRock, Inc.	6,424	3,024,612	0.4
Boeing Co. (The)	20,059	5,174,821	0.7
Booz Allen Hamilton Holdings Corp.	2,295	86,728	0.0
Boston Beer Co., Inc. (The), Class A	1,494	266,007	0.0
Bristol-Myers Squibb Co.	13,815	851,833	0.1
Brixmor Property Group, Inc.	38,562	673,678	0.1
Bruker Corp.	13,641	428,327	0.1
Brunswick Corp.	25,196	1,276,177	0.2
Burlington Stores, Inc.	13,418	1,259,816	0.2
BWX Technologies, Inc.	3,377	202,350	0.0
Cabot Corp.	22,371	1,363,736	0.2
Cadence Design Systems, Inc.	13,649	589,091	0.1
Capital One Financial Corp.	513	47,288	0.0
Cardinal Health, Inc.	1,803	111,606	0.0
Carnival Corp.	10,924	725,244	0.1
CDK Global, Inc.	1,286	81,738	0.0
CDW Corp.	11,320	792,400	0.1
Celanese Corp., Class A	10,980	1,145,324	0.2
Celgene Corp.	22,026	2,223,965	0.4
Centene Corp.	5,439	509,471	0.1
Charles River Laboratories International, Inc.	19,318	2,246,490	0.3
Chemours Co. LLC (The)	46,788	2,648,669	0.4
Long Positions
Description	Shares	Value ($)	Weighting (%)
Chico’s FAS, Inc.	33,686	269,151	0.0
CIGNA Corp.	8,493	1,674,989	0.2
Cirrus Logic, Inc.	12,781	715,736	0.1
Cisco Systems, Inc.	62,257	2,126,077	0.3
Citigroup, Inc.	36,663	2,694,730	0.4
Citrix Systems, Inc.	2,458	203,055	0.0
CNO Financial Group, Inc.	36,129	866,012	0.1
Cognizant Technology Solutions Corp., Class A	6,959	526,588	0.1
Colfax Corp.	12,621	526,422	0.1
Comcast Corp., Class A	71,182	2,564,687	0.4
Commerce Bancshares, Inc.	10,363	602,712	0.1
ConAgra Foods, Inc.	5,144	175,719	0.0
Constellation Brands, Inc., Class A	5,359	1,174,103	0.2
Convergys Corp.	29,492	758,829	0.1
CoreLogic, Inc.	5,853	274,506	0.0
Crane Co.	14,797	1,229,927	0.2
Cummins, Inc.	2,201	389,313	0.1
Curtiss-Wright Corp.	14,010	1,656,682	0.2
CVS Health Corp.	15,324	1,050,154	0.2
D.R. Horton, Inc.	17,916	792,066	0.1
Dana, Inc.	38,494	1,173,682	0.2
Danaher Corp.	1,665	153,630	0.0
Devon Energy Corp.	71,154	2,625,583	0.4
Diamond Offshore Drilling, Inc.	20,469	342,446	0.0
Dolby Laboratories, Inc., Class A	8,686	503,267	0.1
DowDuPont, Inc.	10,843	784,057	0.1
DST Systems, Inc.	11,535	676,182	0.1
Duke Realty Corp.	2,341	66,672	0.0
Eastman Chemical Co.	4,777	433,799	0.1
eBay, Inc.	187,413	7,054,225	1.0
Electronic Arts, Inc.	14,828	1,773,429	0.2
Eli Lilly & Co.	16,204	1,327,756	0.2
EnerSys	2,961	205,405	0.0
EPR Properties	4,962	343,271	0.1
Estee Lauder Companies, Inc. (The), Class A	560	62,614	0.0
Esterline Technologies Corp.	11,800	1,119,230	0.2
Everest Re Group Ltd.	526	124,899	0.0

The accompanying Notes to Financial Statements are an integral part of this statement.
26	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Long Positions
Description	Shares	Value ($)	Weighting (%)
Exelixis, Inc.	80,909	2,005,734	0.3
Exelon Corp.	62,898	2,529,129	0.4
Express Scripts Holding Co.	15,986	979,782	0.1
Extended Stay America, Inc.	2,380	47,172	0.0
Facebook, Inc., Class A	25,690	4,625,741	0.6
Fair Isaac Corp.	3,239	470,173	0.1
First American Financial Corp.	3,092	168,267	0.0
First Solar, Inc.	12,484	684,373	0.1
FLIR Systems, Inc.	13,363	625,656	0.1
Foot Locker, Inc.	76,602	2,304,188	0.3
Ford Motor Co.	17,284	212,075	0.0
Fortive Corp.	640	46,246	0.0
Franklin Resources, Inc.	53,647	2,260,148	0.3
FTI Consulting, Inc.	7,997	341,872	0.0
General Dynamics Corp.	3,057	620,510	0.1
General Motors Co.	143,374	6,162,215	0.9
Genpact Ltd.	23,403	712,621	0.1
Gilead Sciences, Inc.	111,605	8,365,911	1.3
Goldman Sachs Group, Inc. (The)	10,920	2,647,882	0.4
Goodyear Tire & Rubber Co. (The)	3,808	116,487	0.0
Greif, Inc., Class A	6,969	386,989	0.1
Halliburton Co.	27,129	1,159,493	0.2
Hawaiian Electric Industries, Inc.	25,823	941,507	0.1
HCP, Inc.	19,004	491,063	0.1
HD Supply Holdings, Inc.	1,325	46,892	0.0
Hewlett Packard Enterprise Co.	183,804	2,558,552	0.4
Honeywell International, Inc.	22,512	3,245,330	0.5
Hubbell, Inc.	6,086	765,741	0.1
Humana, Inc.	4,845	1,237,171	0.2
Huntington Ingalls Industries, Inc.	11,357	2,644,250	0.4
Hyatt Hotels Corp., Class A	1,125	70,493	0.0
IAC/InterActiveCorp	8,789	1,134,220	0.2
INC Research Holdings, Inc. Class A	13,390	765,238	0.1
Ingredion, Inc.	6,563	822,672	0.1
Intel Corp.	107,712	4,899,819	0.6
InterDigital, Inc.	921	67,555	0.0
International Business Machines Corp.	15,758	2,427,677	0.3
Invesco Ltd.	21,224	759,607	0.1
Long Positions
Description	Shares	Value ($)	Weighting (%)
ITT, Inc.	16,508	769,933	0.1
Jabil, Inc.	6,621	187,242	0.0
JetBlue Airways Corp.	6,055	115,953	0.0
John Wiley & Sons, Inc., Class A	1,625	88,806	0.0
Johnson & Johnson	16,771	2,338,045	0.3
JPMorgan Chase & Co.	41,137	4,138,794	0.6
Juniper Networks, Inc.	53,958	1,339,777	0.2
L3 Technologies, Inc.	1,054	197,288	0.0
Laboratory Corp. of America Holdings	18,831	2,894,513	0.4
Lam Research Corp.	5,250	1,094,992	0.1
Las Vegas Sands Corp.	760	48,169	0.0
Lear Corp.	21,473	3,770,444	0.5
Liberty Expedia Holdings, Inc., Class A	3,199	147,474	0.0
Liberty Interactive Corp., Class A	26,073	592,379	0.1
Lincoln National Corp.	21,684	1,643,214	0.2
Lockheed Martin Corp.	1,681	518,017	0.1
Lowe’s Companies, Inc.	16,792	1,342,520	0.2
lululemon athletica, Inc.	5,358	329,571	0.0
ManpowerGroup, Inc.	1,517	187,016	0.0
Marvell Technology Group Ltd.	49,751	918,901	0.1
McKesson Corp.	42,256	5,826,257	0.9
Merck & Co., Inc.	88,992	4,902,569	0.8
Micron Technology, Inc.	119,645	5,301,470	0.7
Microsoft Corp.	46,110	3,835,430	0.5
Molson Coors Brewing Co., Class B	29,322	2,371,270	0.3
MSA Safety, Inc.	7,170	570,015	0.1
Nasdaq, Inc.	3,249	236,040	0.0
National Retail Properties, Inc.	21,571	866,723	0.1
Netflix, Inc.	5,267	1,034,597	0.1
New York Times Co. (The), Class A	5,350	102,185	0.0
Northrop Grumman Corp.	4,413	1,304,174	0.2
Nu Skin Enterprises, Inc., Class A	13,185	838,698	0.1
NVIDIA Corp.	8,542	1,766,571	0.2
NVR, Inc.	181	593,928	0.1
Oceaneering International, Inc.	8,955	181,070	0.0
Office Depot, Inc.	134,634	417,365	0.1
ON Semiconductor Corp.	34,708	739,975	0.1
ONE Gas, Inc.	9,969	767,414	0.1

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2017	27

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Long Positions
Description	Shares	Value ($)	Weighting (%)
Oracle Corp.	132,929	6,766,086	0.9
O’Reilly Automotive, Inc.	426	89,865	0.0
Oshkosh Corp.	16,543	1,514,677	0.2
Owens Corning	15,909	1,315,515	0.2
Park Hotels & Resorts, Inc.	59,197	1,704,282	0.2
Parker-Hannifin Corp.	931	170,010	0.0
Patterson-UTI Energy, Inc.	15,427	305,146	0.0
PepsiCo, Inc.	736	81,129	0.0
Pfizer, Inc.	145,173	5,089,765	0.7
Pitney Bowes, Inc.	26,426	363,093	0.1
PNC Financial Services Group, Inc. (The)	2,465	337,187	0.0
Priceline Group, Inc. (The)	618	1,181,591	0.2
Procter & Gamble Co. (The)	24,142	2,084,420	0.3
ProLogis, Inc.	2,082	134,456	0.0
Prudential Financial, Inc.	20,390	2,252,279	0.3
Public Service Enterprise Group, Inc.	23,034	1,133,273	0.2
Public Storage	3,687	764,131	0.1
Quintiles IMS Holdings, Inc.	1,775	191,878	0.0
Raymond James Financial, Inc.	7,486	634,663	0.1
Raytheon Co.	10,758	1,938,592	0.3
Regal Beloit Corp.	2,965	240,610	0.0
Reinsurance Group of America, Inc.	18,040	2,694,815	0.4
Reliance Steel & Aluminum Co.	7,512	577,222	0.1
Robert Half International, Inc.	912	47,214	0.0
Rockwell Automation, Inc.	489	98,201	0.0
Ross Stores, Inc.	17,662	1,121,360	0.2
RPC, Inc.	10,407	252,994	0.0
Sanderson Farms, Inc.	2,286	341,917	0.0
Santander Consumer USA Holdings, Inc.	5,863	97,560	0.0
Science Applications International Corp.	1,456	106,783	0.0
Simon Property Group, Inc.	961	149,272	0.0
Skyworks Solutions, Inc.	13,851	1,577,075	0.2
SLM Corp.	30,606	324,118	0.1
Spirit AeroSystems Holdings, Inc., Class A	38,153	3,056,055	0.4
State Street Corp.	2,863	263,396	0.0
Superior Energy Services, Inc.	22,336	197,004	0.0
Long Positions
Description	Shares	Value ($)	Weighting (%)
SYNNEX Corp.	8,020	1,081,738	0.2
Synopsys, Inc.	6,229	538,933	0.1
Take-Two Interactive Software, Inc.	1,300	143,845	0.0
Target Corp.	3,941	232,677	0.0
Tech Data Corp.	3,918	363,473	0.1
TEGNA, Inc.	47,305	578,540	0.1
Texas Instruments, Inc.	33,768	3,265,028	0.5
Textron, Inc.	13,729	724,067	0.1
Timken Co. (The)	18,882	890,286	0.1
TJX Companies, Inc. (The)	28,953	2,020,919	0.3
Torchmark Corp.	10,494	882,860	0.1
Total System Services, Inc.	1,247	89,846	0.0
TripAdvisor, Inc.	1,246	46,725	0.0
Tupperware Brands Corp.	14,400	846,000	0.1
Tyson Foods, Inc., Class A	11,097	809,082	0.1
UGI Corp.	8,190	391,973	0.1
United Continental Holdings, Inc.	7,207	421,465	0.1
United Rentals, Inc.	6,707	948,906	0.1
United Therapeutics Corp.	9,480	1,124,233	0.2
Unum Group	12,309	640,560	0.1
Vectren Corp.	1,290	87,901	0.0
Versum Materials, Inc.	1,504	63,288	0.0
Vertex Pharmaceuticals, Inc.	17,169	2,510,623	0.4
Viacom, Inc., Class B	100,155	2,406,725	0.4
Vistra Energy Corp	38,882	755,866	0.1
Walgreens Boots Alliance, Inc.	5,863	388,541	0.1
Wal-Mart Stores, Inc.	14,646	1,278,742	0.2
Walt Disney Co. (The)	31,449	3,076,027	0.4
Weingarten Realty Investors	4,194	127,707	0.0
WellCare Health Plans, Inc.	7,347	1,452,796	0.2
WESCO International, Inc.	12,414	783,944	0.1
Western Digital Corp.	48,492	4,328,881	0.6
Woodward, Inc.	11,788	911,566	0.1
World Fuel Services Corp.	16,698	464,204	0.1
Worthington Industries, Inc.	7,042	320,411	0.0
Xerox Corp.	40,058	1,214,158	0.2

The accompanying Notes to Financial Statements are an integral part of this statement.
28	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Short Positions
Description	Shares	Value ($)	Weighting (%)
Common Stocks
Bermuda
White Mountains Insurance Group Ltd.	(59)	(52,460)	(0.0)
XL Group Ltd.	(10,476)	(423,964)	(0.1)
France
Accor SA	(44,700)	(2,230,366)	(0.3)
Aeroports de Paris	(6,081)	(1,024,267)	(0.1)
Bollore SA	(220,832)	(1,067,530)	(0.2)
Bureau Veritas A	(6,181)	(165,562)	(0.0)
Carrefour SA	(59,091)	(1,189,419)	(0.2)
Casino Guichard Perrachon SA	(1,910)	(109,096)	(0.0)
Edenred	(64,921)	(1,871,674)	(0.3)
Electricite de France SA	(144,549)	(1,892,567)	(0.3)
Eutelsat Communications SA	(9,857)	(246,976)	(0.0)
Groupe Eurotunnel SE	(122,229)	(1,536,263)	(0.2)
Ingenico Group SA	(16,441)	(1,596,069)	(0.2)
JCDecaux SA	(14,784)	(565,714)	(0.1)
Orpea	(2,593)	(310,654)	(0.1)
Remy Cointreau SA	(584)	(75,850)	(0.0)
Vivendi	(37,648)	(935,192)	(0.1)
Zodiac Aerospace	(9,957)	(284,741)	(0.0)
Ireland
Alkermes PLC	(51,946)	(2,532,887)	(0.4)
Johnson Controls International PLC	(27,883)	(1,154,077)	(0.2)
Weatherford International PLC	(595,342)	(2,065,837)	(0.3)
Willis Towers Watson PLC	(9,931)	(1,599,685)	(0.2)
Jersey
Petrofac Ltd.	(130,449)	(726,462)	(0.1)
Luxembourg
Eurofins Scientific SE	(1,403)	(877,610)	(0.2)
SES SA FDR	(6,632)	(107,845)	(0.0)
Netherlands
Airbus Group SE	(1,516)	(154,959)	(0.0)
Core Laboratories NV	(10,780)	(1,076,922)	(0.2)
Sensata Technologies Holding NV	(34,009)	(1,663,380)	(0.2)
Panama
Copa Holdings SA, Class A	(1,178)	(145,118)	(0.0)
Short Positions
Description	Shares	Value ($)	Weighting (%)
Spain
Acerinox SA	(3,282)	(47,157)	(0.0)
Atresmedia Corp. de Medios de Comunicacion SA	(15,586)	(160,130)	(0.0)
Bankia SA	(398,991)	(1,905,070)	(0.3)
Cellnex Telecom SA	(73,689)	(1,829,607)	(0.2)
Ferrovial SA	(7,834)	(170,189)	(0.0)
Grifols SA	(11,710)	(366,585)	(0.1)
Inditex	(61,723)	(2,307,567)	(0.3)
Switzerland
Transocean Ltd.	(116,598)	(1,224,279)	(0.2)
United Kingdom
AA PLC	(262,797)	(597,895)	(0.1)
Admiral Group PLC	(9,097)	(232,461)	(0.0)
Aggreko PLC	(63,609)	(791,599)	(0.1)
Antofagasta PLC	(77,667)	(984,599)	(0.2)
Atlassian Corp PLC	(40,780)	(1,972,529)	(0.2)
Auto Trader Group PLC	(72,032)	(327,667)	(0.1)
Babcock International Group PLC	(6,347)	(68,450)	(0.0)
Balfour Beatty PLC	(127,970)	(465,700)	(0.1)
BTG PLC	(53,330)	(534,060)	(0.1)
Capita PLC	(158,035)	(1,099,846)	(0.2)
Cobham PLC	(545,316)	(1,006,723)	(0.1)
ConvaTec Group PLC	(116,577)	(303,315)	(0.1)
Croda International PLC	(6,247)	(347,145)	(0.1)
Direct Line Insurance Group PLC	(28,230)	(139,364)	(0.0)
Easyjet PLC	(49,374)	(878,064)	(0.1)
Essentra PLC	(16,321)	(115,320)	(0.0)
Experian PLC	(39,369)	(829,287)	(0.1)
Halma PLC	(15,003)	(235,528)	(0.0)
Hargreaves Lansdown PLC	(59,576)	(1,251,771)	(0.2)
Hikma Pharmaceuticals PLC	(66,980)	(1,035,488)	(0.2)
IMI PLC	(19,448)	(315,641)	(0.0)
Inmarsat PLC	(119,496)	(985,581)	(0.1)
International Game Technology PLC	(8,542)	(200,737)	(0.0)
Intertek Group PLC	(13,535)	(975,226)	(0.1)
J Sainsbury PLC	(25,033)	(80,625)	(0.0)
John Wood Group PLC	(129,345)	(1,222,283)	(0.2)

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2017	29

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Short Positions
Description	Shares	Value ($)	Weighting (%)
Just Eat PLC	(181,209)	(1,877,247)	(0.2)
LivaNova PLC	(16,382)	(1,210,630)	(0.2)
Mediclinic International PLC	(112,843)	(872,258)	(0.1)
Meggitt PLC	(18,412)	(126,793)	(0.0)
Merlin Entertainments PLC, Registered Shares	(146,662)	(737,861)	(0.1)
Micro Focus International PLC	(1,444)	(50,727)	(0.0)
NEX Group PLC	(7,916)	(66,709)	(0.0)
Next PLC	(727)	(47,515)	(0.0)
Pennon Group PLC	(91,957)	(969,734)	(0.1)
Provident Financial PLC	(17,179)	(212,534)	(0.0)
Rightmove PLC	(4,622)	(255,002)	(0.0)
Rotork PLC	(166,068)	(579,420)	(0.1)
Royal Bank of Scotland Group PLC	(113,093)	(424,328)	(0.1)
RPC Group PLC	(34,918)	(437,097)	(0.1)
Serco Group PLC	(34,703)	(53,742)	(0.0)
Signet Jewelers Ltd.	(35,674)	(2,339,144)	(0.3)
Spirax-Sarco Engineering PLC	(671)	(50,352)	(0.0)
Standard Chartered PLC	(32,334)	(322,255)	(0.0)
Tesco PLC	(783,218)	(1,886,979)	(0.3)
Thomas Cook Group PLC	(271,876)	(432,588)	(0.1)
Travis Perkins PLC	(10,110)	(204,099)	(0.0)
United Utilities Group PLC	(41,285)	(456,756)	(0.1)
Weir Group PLC (The)	(6,046)	(156,826)	(0.0)
Worldpay Group PLC	(94,548)	(509,830)	(0.1)
United States
3D Systems Corp.	(24,176)	(299,299)	(0.0)
Acadia Healthcare Co., Inc.	(49,337)	(1,547,208)	(0.3)
ACI Worldwide, Inc.	(37,134)	(894,187)	(0.1)
Acuity Brands, Inc.	(6,227)	(1,041,154)	(0.1)
Advanced Micro Devices, Inc.	(246,372)	(2,706,396)	(0.5)
Agios Pharmaceuticals, Inc.	(24,203)	(1,555,527)	(0.2)
Albemarle Corp.	(20,077)	(2,828,649)	(0.4)
Align Technology, Inc.	(332)	(79,341)	(0.0)
Allegheny Technologies, Inc.	(52,135)	(1,312,759)	(0.2)
Alliance Data Systems Corp.	(1,655)	(370,273)	(0.1)
Allscripts Healthcare Solutions, Inc.	(72,560)	(978,109)	(0.1)
Ally Financial, Inc.	(3,411)	(89,129)	(0.0)
Alnylam Pharmaceuticals, Inc.	(24,606)	(2,997,995)	(0.4)
Short Positions
Description	Shares	Value ($)	Weighting (%)
American Airlines Group, Inc.	(92,268)	(4,319,988)	(0.7)
American Homes 4 Rent, Class A	(10,413)	(221,589)	(0.0)
AmerisourceBergen Corp.	(17,936)	(1,380,175)	(0.2)
Antero Resources Corp.	(26,733)	(518,620)	(0.1)
AptarGroup, Inc.	(4,506)	(392,337)	(0.1)
Arista Networks, Inc.	(13,357)	(2,669,931)	(0.4)
Armstrong World Industries, Inc.	(7,938)	(405,632)	(0.1)
Arthur J Gallagher & Co.	(5,974)	(378,333)	(0.1)
athenahealth, Inc.	(1,922)	(245,785)	(0.0)
Avangrid, Inc.	(6,782)	(350,833)	(0.0)
Avis Budget Group, Inc.	(16,274)	(671,303)	(0.1)
Axalta Coating Systems Ltd.	(47,969)	(1,594,969)	(0.2)
Ball Corp.	(125,948)	(5,406,948)	(0.7)
Bank of the Ozarks	(29,328)	(1,367,271)	(0.2)
Belden, Inc.	(5,460)	(436,309)	(0.1)
Biomarin Pharmaceutical, Inc.	(25,051)	(2,056,437)	(0.3)
Bio-Techne Corp.	(2,518)	(329,908)	(0.0)
Black Hills Corp.	(25,499)	(1,664,065)	(0.2)
Black Knight, Inc.	(5,841)	(264,889)	(0.0)
Blue Buffalo Pet Products, Inc.	(76,785)	(2,221,390)	(0.3)
Brinker International, Inc.	(9,154)	(281,211)	(0.0)
Brookdale Senior Living, Inc.	(22,017)	(220,831)	(0.0)
Callon Petroleum Co.	(21,916)	(243,048)	(0.0)
Calpine Corp.	(16,622)	(248,333)	(0.0)
CarMax, Inc.	(25,169)	(1,890,192)	(0.3)
Carpenter Technology Corp.	(4,393)	(218,727)	(0.0)
Casey’s General Stores, Inc.	(11,471)	(1,314,232)	(0.2)
Cavium, Inc.	(26,652)	(1,838,721)	(0.3)
Centennial Resource Development, Inc.	(32,494)	(631,358)	(0.1)
CF Industries Holdings, Inc.	(85,380)	(3,242,732)	(0.4)
Charles Schwab Corp. (The)	(1,039)	(46,589)	(0.0)
Charter Communications, Inc., Class A	(1,655)	(553,051)	(0.1)
Chemical Financial Corp.	(10,053)	(529,693)	(0.1)
Cheniere Energy, Inc.	(77,207)	(3,608,655)	(0.5)
Churchill Downs, Inc.	(622)	(129,718)	(0.0)
Ciena Corp.	(62,783)	(1,335,394)	(0.2)
CIT Group, Inc.	(6,114)	(285,035)	(0.0)
Clean Harbors, Inc.	(23,167)	(1,239,666)	(0.2)

The accompanying Notes to Financial Statements are an integral part of this statement.
30	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Short Positions
Description	Shares	Value ($)	Weighting (%)
Coherent, Inc.	(6,079)	(1,597,014)	(0.2)
Colony NorthStar, Inc., Class A	(12,930)	(158,780)	(0.0)
CommVault Systems, Inc.	(9,544)	(496,765)	(0.1)
Compass Minerals International, Inc.	(21,128)	(1,385,997)	(0.2)
comScore, Inc.	(4,807)	(143,657)	(0.0)
Conduent, Inc.	(109,946)	(1,701,964)	(0.2)
Copart, Inc.	(14,965)	(543,080)	(0.1)
Costar Group, Inc.	(4,991)	(1,476,088)	(0.2)
Coty, Inc., Class A	(109,564)	(1,687,286)	(0.2)
Cousins Properties, Inc.	(118,927)	(1,072,722)	(0.2)
Covanta Holding Corp.	(42,310)	(681,191)	(0.1)
Cree, Inc.	(38,062)	(1,358,813)	(0.2)
CSRA, Inc.	(1,474)	(47,153)	(0.0)
Cypress Semiconductor Corp.	(128,409)	(2,036,567)	(0.3)
CyrusOne, Inc.	(1,188)	(72,931)	(0.0)
Dexcom, Inc.	(50,903)	(2,289,108)	(0.3)
Diebold, Inc.	(33,108)	(638,984)	(0.1)
Dominion Energy, Inc.	(14,564)	(1,181,723)	(0.2)
Domino’s Pizza, Inc.	(19,109)	(3,496,947)	(0.5)
Dunkin’ Brands Group, Inc.	(27,064)	(1,598,670)	(0.2)
Dycom Industries, Inc.	(18,666)	(1,639,435)	(0.2)
Empire State Realty Trust, Inc., Class A	(11,090)	(222,355)	(0.0)
Envision Healthcare Corp.	(99,662)	(4,245,601)	(0.6)
EQT Corp.	(35,222)	(2,202,784)	(0.3)
Fastenal Co.	(39,548)	(1,857,570)	(0.3)
FireEye, Inc.	(76,953)	(1,302,045)	(0.2)
First Data Corp., Class A	(170,911)	(3,043,925)	(0.4)
First Republic Bank	(1,932)	(188,177)	(0.0)
FirstEnergy Corp.	(166,303)	(5,479,684)	(0.8)
FNB Corp.	(111,089)	(1,498,591)	(0.2)
Gartner, Inc.	(6,469)	(810,630)	(0.1)
Genesee & Wyoming, Inc., Class A	(7,232)	(519,113)	(0.1)
Global Payments, Inc.	(14,032)	(1,458,626)	(0.2)
GoDaddy, Inc., Class A	(33,634)	(1,570,708)	(0.2)
Granite Construction, Inc.	(22,730)	(1,447,674)	(0.2)
Guidewire Software, Inc.	(34,270)	(2,740,915)	(0.4)
H&R Block, Inc.	(23,134)	(572,335)	(0.1)
Halyard Health, Inc.	(9,480)	(399,582)	(0.1)
Short Positions
Description	Shares	Value ($)	Weighting (%)
Harley-Davidson, Inc.	(28,290)	(1,339,249)	(0.2)
HealthSouth Corp.	(4,124)	(190,281)	(0.0)
HEICO Corp.	(17,718)	(1,606,668)	(0.2)
Herman Miller, Inc.	(1,342)	(45,091)	(0.0)
Hess Corp.	(95,811)	(4,231,014)	(0.6)
Hilton Grand Vacations, Inc.	(1,259)	(51,569)	(0.0)
Hollyfrontier Corp.	(23,724)	(876,602)	(0.1)
Home Bancshares, Inc.	(10,386)	(233,477)	(0.0)
Howard Hughes Corp. (The)	(2,759)	(352,131)	(0.0)
IHS Markit Ltd.	(28,664)	(1,221,373)	(0.2)
Illumina, Inc.	(4,031)	(827,121)	(0.1)
Integrated Device Technology, Inc.	(13,823)	(429,481)	(0.1)
Intrexon Corp.	(13,220)	(216,147)	(0.0)
Ionis Pharmaceuticals, Inc.	(22,476)	(1,283,604)	(0.2)
Iron Mountain, Inc.	(1,309)	(52,360)	(0.0)
j2 Global, Inc.	(2,126)	(157,622)	(0.0)
Jack in the Box, Inc.	(1,427)	(147,709)	(0.0)
Jones Lang LaSalle, Inc.	(2,470)	(319,840)	(0.0)
Juno Therapeutics, Inc.	(21,138)	(949,308)	(0.1)
KBR, Inc.	(28,319)	(555,902)	(0.1)
Kemper Corp.	(900)	(57,690)	(0.0)
Kinder Morgan, Inc.	(41,970)	(760,077)	(0.1)
KLX, Inc.	(26,928)	(1,477,270)	(0.2)
Knowles Corp.	(45,382)	(751,526)	(0.1)
Kosmos Energy Ltd.	(175,285)	(1,346,189)	(0.2)
L Brands, Inc.	(38,580)	(1,660,483)	(0.2)
Lamb Weston Holdings, Inc.	(1,050)	(53,540)	(0.0)
Liberty Broadband Corp.	(1,794)	(156,598)	(0.0)
Lifepoint Hospitals, Inc.	(1,059)	(50,991)	(0.0)
Littelfuse, Inc.	(270)	(56,430)	(0.0)
Live Nation Entertainment, Inc.	(10,163)	(444,936)	(0.1)
LogMeIn, Inc.	(1,078)	(130,492)	(0.0)
Macquarie Infrastructure Corp.	(35,760)	(2,487,108)	(0.4)
Madison Square Garden Co. (The), Class A	(2,834)	(631,103)	(0.1)
Markel Corp.	(1,193)	(1,293,570)	(0.2)
Martin Marietta Materials, Inc.	(4,076)	(883,881)	(0.1)
Matador Resources Co.	(24,790)	(658,175)	(0.1)
Mattel, Inc.	(56,702)	(800,632)	(0.1)

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2017	31

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Short Positions
Description	Shares	Value ($)	Weighting (%)
MB Financial, Inc.	(9,567)	(439,508)	(0.1)
Medidata Solutions, Inc.	(11,447)	(861,158)	(0.1)
Mercury General Corp.	(11,953)	(669,009)	(0.1)
Middleby Corp.	(6,667)	(772,705)	(0.1)
Molina Healthcare, Inc.	(9,520)	(645,742)	(0.1)
Monolithic Power Systems, Inc.	(2,520)	(306,608)	(0.0)
Motorola Solutions, Inc.	(9,709)	(879,053)	(0.1)
National Fuel Gas Co.	(26,793)	(1,555,334)	(0.2)
National Instruments Corp.	(20,988)	(944,460)	(0.1)
National Oilwell Varco, Inc.	(35,284)	(1,206,360)	(0.2)
Netscout Systems, Inc.	(30,068)	(853,931)	(0.1)
Neurocrine Biosciences, Inc.	(33,956)	(2,109,007)	(0.3)
New Jersey Resources Corp.	(27,804)	(1,235,888)	(0.2)
Newell Rubbermaid, Inc.	(18,007)	(734,325)	(0.1)
Newmont Mining Corp.	(7,777)	(281,216)	(0.0)
Noble Energy, Inc.	(4,692)	(130,766)	(0.0)
Nordson Corp.	(602)	(76,267)	(0.0)
NOW, Inc.	(48,302)	(604,741)	(0.1)
NRG Energy, Inc.	(130,462)	(3,261,550)	(0.5)
NuVasive, Inc.	(19,373)	(1,099,030)	(0.1)
OneMain Holdings, Inc.	(25,303)	(803,876)	(0.1)
ONEOK, Inc.	(30,252)	(1,641,776)	(0.2)
OPKO Health, Inc.	(70,026)	(471,275)	(0.1)
Owens & Minor, Inc.	(1,822)	(44,767)	(0.0)
Owens-Illinois, Inc.	(15,252)	(364,370)	(0.1)
PacWest Bancorp	(17,244)	(833,230)	(0.1)
Palo Alto Networks, Inc.	(7,319)	(1,077,357)	(0.2)
Pandora Media, Inc.	(128,921)	(942,413)	(0.1)
Papa John’s International, Inc.	(13,524)	(920,308)	(0.1)
Paramount Group, Inc.	(11,433)	(182,013)	(0.0)
Parsley Energy, Inc.	(11,356)	(302,070)	(0.0)
Patterson Cos, Inc.	(22,370)	(827,690)	(0.1)
Pbf Energy, Inc.	(44,886)	(1,300,347)	(0.2)
People’s United Financial, Inc.	(26,093)	(486,895)	(0.1)
Perrigo Co. PLC	(49,644)	(4,020,668)	(0.6)
Platform Specialty Products Corp.	(97,025)	(1,038,167)	(0.2)
Pnm Resources, Inc.	(22,541)	(978,279)	(0.1)
Pool Corp.	(3,338)	(403,164)	(0.1)
Short Positions
Description	Shares	Value ($)	Weighting (%)
Post Holdings, Inc.	(30,532)	(2,532,019)	(0.4)
Premier, Inc.	(35,032)	(1,144,495)	(0.2)
Prestige Brands Holdings, Inc.	(25,309)	(1,186,992)	(0.2)
Primerica, Inc.	(4,179)	(369,842)	(0.1)
ProAssurance Corp.	(1,127)	(63,168)	(0.0)
PTC, Inc.	(7,793)	(517,845)	(0.1)
Ralph Lauren Corp.	(5,016)	(448,581)	(0.1)
Range Resources Corp.	(29,501)	(534,263)	(0.1)
Realogy Holdings Corp.	(20,614)	(666,451)	(0.1)
Rollins, Inc.	(11,187)	(491,221)	(0.1)
Roper Technologies, Inc.	(2,019)	(521,245)	(0.1)
Rowan Companies PLC, Class A	(8,767)	(125,631)	(0.0)
Royal Gold, Inc.	(9,102)	(765,569)	(0.1)
RSP Permian, Inc.	(8,187)	(281,715)	(0.0)
Sabre Corp.	(73,030)	(1,428,467)	(0.2)
Sally Beauty Holdings, Inc.	(19,929)	(344,971)	(0.1)
SCANA Corp.	(994)	(42,881)	(0.0)
Sealed Air Corp.	(19,831)	(877,125)	(0.1)
Seattle Genetics, Inc.	(7,396)	(453,449)	(0.1)
ServiceNow, Inc.	(32,856)	(4,152,013)	(0.6)
Six Flags Entertainment Corp.	(26,833)	(1,684,844)	(0.2)
SM Energy Co.	(31,264)	(666,861)	(0.1)
Snyders-Lance, Inc.	(41,397)	(1,557,769)	(0.2)
Sotheby’s	(12,828)	(664,747)	(0.1)
Southern Co. (The)	(6,192)	(323,222)	(0.0)
Southwest Gas Holdings, Inc.	(5,738)	(472,754)	(0.1)
Spirit Airlines, Inc.	(8,908)	(330,398)	(0.0)
Splunk, Inc.	(38,133)	(2,566,351)	(0.3)
Sprint Corp.	(89,114)	(582,806)	(0.1)
Sprouts Farmers Market, Inc.	(54,752)	(1,012,364)	(0.1)
Square, Inc., Class A	(112,419)	(4,180,863)	(0.5)
SS&C Technologies Holdings, Inc.	(21,509)	(864,662)	(0.1)
Stericycle, Inc.	(9,610)	(680,869)	(0.1)
Sterling Bancorp	(9,395)	(235,345)	(0.0)
Stifel Financial Corp.	(12,433)	(659,322)	(0.1)
Tableau Software, Inc., Class A	(19,522)	(1,583,039)	(0.2)
Targa Resources Corp.	(30,445)	(1,263,467)	(0.2)
Telephone And Data Systems	(1,666)	(48,564)	(0.0)

The accompanying Notes to Financial Statements are an integral part of this statement.
32	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Short Positions
Description	Shares	Value ($)	Weighting (%)
Teradata Corp.	(4,273)	(142,932)	(0.0)
Tesla Motors, Inc.	(12,136)	(4,023,448)	(0.6)
Texas Capital Bancshares, Inc.	(6,105)	(525,335)	(0.1)
T-Mobile USA, Inc.	(21,168)	(1,265,211)	(0.2)
Tractor Supply Co.	(10,626)	(640,323)	(0.1)
TransDigm Group, Inc.	(14,944)	(4,146,960)	(0.6)
TreeHouse Foods, Inc.	(30,692)	(2,037,335)	(0.3)
Tri Pointe Homes, Inc.	(92,686)	(1,639,615)	(0.2)
Tyler Technologies, Inc.	(9,419)	(1,669,895)	(0.2)
Ultimate Software Group, Inc.	(11,765)	(2,383,471)	(0.3)
United Bankshares, Inc.	(14,090)	(506,536)	(0.1)
United Natural Foods, Inc.	(8,492)	(329,235)	(0.1)
United States Steel Corp.	(41,686)	(1,055,490)	(0.2)
Uniti Group, Inc.	(126,445)	(2,212,787)	(0.3)
Universal Display Corp.	(13,248)	(1,940,832)	(0.3)
Valley National Bancorp	(37,895)	(435,793)	(0.1)
Vantiv, Inc., Class A	(8,831)	(618,170)	(0.1)
VEREIT, Inc.	(421,713)	(3,327,316)	(0.5)
VeriFone Systems, Inc.	(28,718)	(547,939)	(0.1)
VeriSign, Inc.	(433)	(46,556)	(0.0)
VF Corp.	(4,489)	(312,659)	(0.0)
Short Positions
Description	Shares	Value ($)	Weighting (%)
Viasat, Inc.	(29,115)	(1,895,386)	(0.3)
Vulcan Materials Co.	(21,583)	(2,627,730)	(0.4)
Wabtec Corp.	(37,219)	(2,847,253)	(0.4)
Washington Prime Group, Inc.	(26,687)	(208,959)	(0.0)
Webster Financial Corp.	(10,630)	(584,544)	(0.1)
Welbilt, Inc.	(57,852)	(1,276,215)	(0.2)
Wendy’s Co. (The)	(78,737)	(1,197,590)	(0.2)
Westar Energy, Inc.	(8,035)	(429,712)	(0.1)
Wex, Inc.	(2,828)	(349,513)	(0.1)
Whiting Petroleum Corp.	(159,868)	(960,807)	(0.1)
Williams Companies, Inc. (The)	(8,717)	(248,435)	(0.0)
WisdomTree Investments, Inc.	(75,387)	(836,042)	(0.1)
Workday, Inc., Class A	(24,842)	(2,757,214)	(0.4)
XPO Logistics, Inc.	(30,797)	(2,135,772)	(0.3)
Yum! Brands, Inc.	(3,187)	(237,272)	(0.0)
Zayo Group Holdings, Inc.	(75,596)	(2,725,992)	(0.4)
Zillow Group, Inc., Class C	(51,948)	(2,144,413)	(0.3)
Rights
Spain
Ferrovial SA Rights	(7,834)	(3,769)	(0.0)

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with investments sold short.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2017, the value of these securities amounted to $426,141, which represents 0.04% of net assets.
(d)	The rate shown is the seven-day current annualized yield at October 31, 2017.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	187,098,394	225,612,851	(189,441,329)	223,269,916	(1,083)	1,716	1,086,795	223,269,916

(f)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2017, the value of these securities amounted to $(7,129), which represents less than 0.01% of net assets.
(g)	Valuation based on significant unobservable inputs.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2017	33

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	New Israeli Sheqel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are
The accompanying Notes to Financial Statements are an integral part of this statement.
34	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Fair value measurements  (continued)
illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	63,377,679	9,442,989	—	—	72,820,668
Consumer Staples	12,046,869	13,001,863	—	—	25,048,732
Energy	37,026,151	19,891,359	—	—	56,917,510
Financials	102,563,419	14,081,226	—	—	116,644,645
Health Care	115,192,525	9,984,955	—	—	125,177,480
Industrials	55,372,508	35,733,956	—	—	91,106,464
Information Technology	160,247,001	32,355,663	—	—	192,602,664
Materials	24,655,926	26,173,978	—	—	50,829,904
Real Estate	—	6,573,613	—	—	6,573,613
Telecommunication Services	1,778,179	3,656,844	—	—	5,435,023
Utilities	9,000,081	21,030,291	—	—	30,030,372
Total Common Stocks	581,260,338	191,926,737	—	—	773,187,075
Limited Partnerships
Energy	3,136,828	—	—	—	3,136,828
Money Market Funds	—	—	—	223,269,916	223,269,916
Total Investments	584,397,166	191,926,737	—	223,269,916	999,593,819
Investments Sold Short
Common Stocks
Consumer Discretionary	(22,824,970)	(24,577,843)	—	—	(47,402,813)
Consumer Staples	(8,965,925)	(5,362,697)	—	—	(14,328,622)
Energy	(45,002,201)	(14,512,605)	—	—	(59,514,806)
Financials	(31,565,893)	(12,200,994)	—	—	(43,766,887)
Health Care	(17,245,839)	(7,247,247)	—	—	(24,493,086)
Industrials	(13,912,000)	(12,367,714)	(7,129)	—	(26,286,843)
Information Technology	(45,112,652)	(11,756,758)	—	—	(56,869,410)
Materials	(32,551,169)	(6,543,933)	—	—	(39,095,102)
Real Estate	(17,763,507)	—	—	—	(17,763,507)
Telecommunication Services	(8,633,523)	(7,302,006)	—	—	(15,935,529)
Utilities	(56,502)	(191,062)	—	—	(247,564)
Total Common Stocks	(243,634,181)	(102,062,859)	(7,129)	—	(345,704,169)
Limited Partnerships
Energy	(866,691)	—	—	—	(866,691)
Preferred Stocks
Health Care	—	(711,246)	—	—	(711,246)
Total Investments Sold Short	(244,500,872)	(102,774,105)	(7,129)	—	(347,282,106)
Total Investments, Net of Investments Sold Short	339,896,294	89,152,632	(7,129)	223,269,916	652,311,713
Derivatives
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2017	35

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Asset
Forward Foreign Currency Exchange Contracts	—	507,206	—	—	507,206
Futures Contracts	6,632,497	—	—	—	6,632,497
Swap Contracts	—	849,397	—	—	849,397
Liability
Forward Foreign Currency Exchange Contracts	—	(1,685,336)	—	—	(1,685,336)
Futures Contracts	(4,795)	—	—	—	(4,795)
Swap Contracts	—	(488,818)	—	—	(488,818)
Total	346,523,996	88,335,081	(7,129)	223,269,916	658,121,864
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 are valued using an income approach.  To determine fair value for these securities, management considered estimates of future distributions from the company assets or potential actions related to the respective company’s restructuring. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.
36	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2017

Statement of Assets and Liabilities
October 31, 2017 (Unaudited)
Assets
Investments in unaffiliated issuers, at cost	$677,976,829
Investments in affiliated issuers, at cost	223,267,697
Investments in unaffiliated issuers, at value	776,323,903
Investments in affiliated issuers, at value	223,269,916
Cash	573,038
Foreign currency (identified cost $2,032,182)	2,037,122
Cash collateral held at broker for:
Forward foreign currency exchange contracts	2,950,000
Swap contracts	62,720,000
Securities sold short	363,051,114
Margin deposits on:
Futures contracts	6,534,595
Unrealized appreciation on forward foreign currency exchange contracts	507,206
Unrealized appreciation on swap contracts	849,397
Receivable for:
Investments sold	4,006,570
Capital shares sold	1,754,291
Dividends	1,126,223
Foreign tax reclaims	263,083
Variation margin for futures contracts	289,078
Expense reimbursement due from Investment Manager	73,747
Due from broker	3,245,100
Prepaid expenses	5,796
Trustees’ deferred compensation plan	5,429
Other assets	16,062
Total assets	1,449,601,670
Liabilities
Securities sold short, at value (proceeds $323,270,688)	347,282,106
Unrealized depreciation on forward foreign currency exchange contracts	1,685,336
Unrealized depreciation on swap contracts	488,818
Payable for:
Investments purchased	4,421,274
Capital shares purchased	1,286,882
Dividends and interest on securities sold short	71,381
Variation margin for futures contracts	75,964
Management services fees	48,020
Distribution and/or service fees	7
Transfer agent fees	263,315
Compensation of chief compliance officer	46
Other expenses	265,574
Trustees’ deferred compensation plan	5,429
Total liabilities	355,894,152
Net assets applicable to outstanding capital stock	$1,093,707,518
Represented by
Paid in capital	961,279,844
Undistributed net investment income	850,021
Accumulated net realized gain	50,273,161
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	98,347,074
Investments - affiliated issuers	2,219
Foreign currency translations	1,156,466
Forward foreign currency exchange contracts	(1,178,130)
Futures contracts	6,627,702
Securities sold short	(24,011,418)
Swap contracts	360,579
Total - representing net assets applicable to outstanding capital stock	$1,093,707,518
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2017	37

Statement of Assets and Liabilities  (continued)
October 31, 2017 (Unaudited)
Class A
Net assets	$1,026,582
Shares outstanding	90,680
Net asset value per share	$11.32
Class Z
Net assets	$1,092,680,936
Shares outstanding	96,568,190
Net asset value per share	$11.32
The accompanying Notes to Financial Statements are an integral part of this statement.
38	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2017

Statement of Operations
Six Months Ended October 31, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$8,586,594
Dividends — affiliated issuers	1,086,795
Foreign taxes withheld	(313,664)
Total income	9,359,725
Expenses:
Management services fees	8,691,765
Distribution and/or service fees
Class A	1,619
Transfer agent fees
Class A	2,034
Class Z	1,716,977
Compensation of board members	18,636
Custodian fees	84,604
Printing and postage fees	185,286
Registration fees	44,337
Audit fees	34,273
Legal fees	15,490
Dividends and interest on securities sold short	2,668,348
Compensation of chief compliance officer	229
Other	44,315
Total expenses	13,507,913
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(112,168)
Total net expenses	13,395,745
Net investment loss	(4,036,020)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	34,581,170
Investments — affiliated issuers	(1,083)
Foreign currency translations	(72,861)
Forward foreign currency exchange contracts	3,136,255
Futures contracts	7,786,380
Securities sold short	(25,273,447)
Swap contracts	14,217,890
Net realized gain	34,374,304
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	37,844,282
Investments — affiliated issuers	1,716
Foreign currency translations	633,840
Forward foreign currency exchange contracts	(2,003,729)
Futures contracts	5,065,665
Securities sold short	359,224
Swap contracts	(2,869,348)
Net change in unrealized appreciation (depreciation)	39,031,650
Net realized and unrealized gain	73,405,954
Net increase in net assets resulting from operations	$69,369,934
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2017	39

Statement of Changes in Net Assets
	Six Months Ended October 31, 2017 (Unaudited)	Year Ended April 30, 2017 (a)
Operations
Net investment loss	$(4,036,020)	$(6,041,446)
Net realized gain	34,374,304	27,478,347
Net change in unrealized appreciation (depreciation)	39,031,650	42,272,842
Net increase in net assets resulting from operations	69,369,934	63,709,743
Distributions to shareholders
Net investment income
Class A	—	(652,003)
Total distributions to shareholders	—	(652,003)
Increase (decrease) in net assets from capital stock activity	(27,553,254)	988,813,098
Total increase in net assets	41,816,680	1,051,870,838
Net assets at beginning of period	1,051,890,838	20,000
Net assets at end of period	$1,093,707,518	$1,051,890,838
Undistributed net investment income	$850,021	$4,886,041

(a)	Class A shares commenced operations on October 17, 2016. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
40	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	October 31, 2017 (Unaudited)		April 30, 2017 (a),(b)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	11,101	119,449	113,001,284	1,133,473,560
Distributions reinvested	—	—	63,300	651,990
Redemptions	(102,961)	(1,110,847)	(112,884,044)	(1,200,600,106)
Net increase (decrease)	(91,860)	(991,398)	180,540	(66,474,556)
Class Z
Subscriptions	7,250,575	79,628,798	102,126,850	1,088,107,135
Redemptions	(9,715,763)	(106,190,654)	(3,093,472)	(32,819,481)
Net increase (decrease)	(2,465,188)	(26,561,856)	99,033,378	1,055,287,654
Total net increase (decrease)	(2,557,048)	(27,553,254)	99,213,918	988,813,098

(a)	Class A shares are based on operations from October 17, 2016 (commencement of operations) through the stated period end.
(b)	Class Z shares are based on operations from January 3, 2017 (commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2017	41

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income
Class A
10/31/2017 (c)	$10.62	(0.06)	0.76	0.70	—
4/30/2017 (f)	$10.00	(0.07)	0.70	0.63	(0.01)
Class Z
10/31/2017 (c)	$10.60	(0.04)	0.76	0.72	—
4/30/2017 (g)	$10.25	(0.01)	0.36	0.35	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended October 31, 2017 (unaudited).
(d)	Annualized.
(e)	Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, annualized expenses would have been lower by:

Class	10/31/2017	04/30/2017
Class A	0.58%	0.54%
Class Z	0.49%	0.46%

(f)	Class A shares commenced operations on October 17, 2016. Per share data and total return reflect activity from that date.
(g)	Class Z shares commenced operations on January 3, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
42	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

—	$11.32	6.59%	2.81% (d),(e)	2.74% (d),(e)	(0.98%) (d)	68%	$1,027
(0.01)	$10.62	6.27%	2.82% (d),(e)	2.81% (d),(e)	(1.32%) (d)	100%	$1,939

—	$11.32	6.79%	2.49% (d),(e)	2.47% (d),(e)	(0.74%) (d)	68%	$1,092,681
—	$10.60	3.41%	2.49% (d),(e)	2.29% (d),(e)	(0.05%) (d)	100%	$1,049,952
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2017	43

Notes to Financial Statements
October 31, 2017 (Unaudited)
Note 1. Organization
Multi-Manager Directional Alternative Strategies Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. (Ameriprise Financial) or its affiliates. The Fund offers each of the share classes identified below.
Class A shares are not subject to any front-end sales charge or contingent deferred sales charge.
Class Z shares are not subject to any front-end sales charge or contingent deferred sales charge. Effective November 1, 2017, Class Z shares were renamed Institutional Class shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
44	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2017	45

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to shift investment exposure from one currency to another. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
46	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage exposure to the securities market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Total return basket swap contracts
The Fund entered into total return basket swap transactions. These instruments allow the Fund to manage exposure to a custom basket of securities and foreign markets (both long and short exposures) without owning or taking physical custody of such securities. Under the terms of the contract, payments made by the Fund or the counterparty are based on the total return of the reference assets within the basket in return for a specified interest rate. The contract allows the Investment Manager of the Fund to alter the composition of the custom basket by trading in and out of the notional reference security positions at its discretion.
The total return basket swap is valued daily, and the change in value is recorded as unrealized appreciation (depreciation). The swap resets monthly at which time the Fund settles in cash with the counterparty. Payments received (or made) by the Fund are recorded as realized gains (losses). Total return basket swaps are subject to the risk associated with the investment in the reference securities within the basket. The risk in the case of short swaps transactions is unlimited based on the potential for unlimited increases in the market value of the reference securities in the basket. The risk may be offset if the Fund holds any of the reference securities. The risk in the case of long swap transactions is limited to the current notional amount of the swap.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2017	47

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Total return swap contracts
The Fund entered into total return swap contracts to manage long or short exposure to the total return on a specified reference security in return for periodic payments based on a fixed or variable interest rate. These instruments may be used for other purposes in future periods. Total return swap contracts may be used to obtain exposure to an underlying reference security, instrument, or other asset or index or market without owning, taking physical custody of, or short selling any such security, instrument or asset in a market.
Total return swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time the Fund will realize a gain (loss). Periodic payments received (or made) by the Fund over the term of the contract are recorded as realized gains (losses). Total return swap contracts are subject to the risk associated with the investment in the underlying reference security, instrument or asset. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference security, instrument or asset. This risk may be offset if the Fund holds any of the underlying reference security, instrument or asset. The risk in the case of long total return swap contracts is limited to the current notional amount of the total return swap contract.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at October 31, 2017:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	6,632,497*
Equity risk	Net assets — unrealized appreciation on swap contracts	849,397*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	507,206
Total		7,989,100

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Net assets — unrealized depreciation on futures contracts	4,795*
Equity risk	Net assets — unrealized depreciation on swap contracts	488,818*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	1,685,336
Total		2,178,949

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
48	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended October 31, 2017:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Equity risk	—	7,786,380	14,217,890	22,004,270
Foreign exchange risk	3,136,255	—	—	3,136,255
Total	3,136,255	7,786,380	14,217,890	25,140,525

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Equity risk	—	5,065,665	(2,869,348)	2,196,317
Foreign exchange risk	(2,003,729)	—	—	(2,003,729)
Total	(2,003,729)	5,065,665	(2,869,348)	192,588
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended October 31, 2017:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	163,701,108

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	1,352,479	(986,378)
Total return swap contracts	528,273	(1,019,259)

*	Based on the ending quarterly outstanding amounts for the six months ended October 31, 2017.
Short Sales
The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. The Fund is required to maintain a margin account with the broker and to pledge assets to the broker as collateral for the borrowed security. Securities pledged as collateral are designated in the Portfolio of Investments. In addition, cash collateral is recorded as cash collateral held at broker in the Statement of Assets and Liabilities. The Fund can purchase the same security at the current market price and deliver it to the broker to close out the short sale. The Fund is obligated to pay the broker a fee for borrowing the security. The fee is included in "Dividends and interest on securities sold short" in the Statement of Operations and a short position is reported as a liability at fair value in the Statement of Assets and Liabilities. The Fund must also pay the broker for any dividends accrued (recognized on ex-date) on the borrowed security. This amount is recorded as an expense in the Statement of Operations. The Fund will record a gain if the security declines in value, and will realize a loss if the security appreciates. Such gain, limited to the price at which the Fund sold the security short, or such loss, potentially unlimited in size because the short position loses value as the market price of the security sold short increases, will be recognized upon the termination of a short sale.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2017	49

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of October 31, 2017:
	Citi ($)	JPMorgan ($) (a)	JPMorgan ($) (a)	Macquarie ($)	Morgan Stanley ($)	Morgan Stanley International ($)	Total ($)
Assets
Forward foreign currency exchange contracts	507,206	-	-	-	-	-	507,206
OTC total return basket swap contracts (b)	-	-	651,488	-	-	-	651,488
OTC total return swap contracts (b)	-	-	-	197,211	-	-	197,211
OTC total return swap contracts on futures (b)	-	-	-	-	-	698	698
Total assets	507,206	-	651,488	197,211	-	698	1,356,603
Liabilities
Forward foreign currency exchange contracts	1,685,336	-	-	-	-	-	1,685,336
OTC total return basket swap contracts (b)	-	-	-	-	-	9,594	9,594
OTC total return swap contracts (b)	-	-	-	446,574	-	-	446,574
OTC total return swap contracts on futures (b)	-	-	-	-	-	32,650	32,650
Securities borrowed	-	142,983,610	-	-	204,298,496	-	347,282,106
Total liabilities	1,685,336	142,983,610	-	446,574	204,298,496	42,244	349,456,260
Total financial and derivative net assets	(1,178,130)	(142,983,610)	651,488	(249,363)	(204,298,496)	(41,546)	(348,099,657)
Total collateral received (pledged) (c)	(1,178,130)	(142,983,610)	-	(249,363)	(204,298,496)	(41,546)	(348,751,145)
Net amount (d)	-	-	651,488	-	-	-	651,488

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Over-the-Counter swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.
(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
50	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company net taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2017	51

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreement below) have the primary responsibility for the day-to-day portfolio management of their portion of the Fund. The management services fee is equal to 1.60% of the Fund’s daily net assets.
Subadvisory agreement
The Investment Manager has entered into Subadvisory Agreements with Boston Partners, AQR Capital Management, LLC and Analytic, each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination, subject to the oversight of the Fund’s Board of Trustees. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
Other expenses
Other expenses include offering costs which were incurred prior to the shares of the Fund being offered. Offering costs include, among other things, state registration filing fees and printing costs. The Fund amortizes offering costs over a period of 12 months from the commencement of operations.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.
52	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
For the six months ended October 31, 2017, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.31
Class Z	0.32
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
The Fund may pay distribution fee of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares, provided that the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	September 1, 2017 through August 31,2018	October 3, 2016 through August 31, 2017
Class A	2.20%	2.29%
Class Z	1.95	2.04
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2017, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
577,974,000	131,679,000	(51,531,000)	80,148,000
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2017	53

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $765,233,136 and $813,136,538, respectively, for the six months ended October 31, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended October 31, 2017.
Note 8. Significant risks
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), commodity, currency or index or other instrument or asset may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.
Foreign securities and emerging market countries risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the
54	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.
Shareholder concentration risk
At October 31, 2017, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Short Selling Risk
Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Because short sales involve borrowing securities and then selling them, the Fund’s short sales effectively leverage the Fund’s assets. The Fund’s assets that are used as collateral to secure the Fund’s obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund’s overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2017	55

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
56	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2017

Board Consideration and Approval of Management Agreement and Subadvisory Agreements
On June 14, 2017, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Series Trust I (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) and the Subadvisory Agreements (the Subadvisory Agreements) between the Investment Manager and Threadneedle International Limited, Boston Partners Global Investors, Inc. (dba Boston Partners), AQR Capital Management, LLC and Analytic Investors, LLC (the Subadvisers) with respect to Multi-Manager Directional Alternative Strategies Fund (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the continuation of the Management Agreement and the Subadvisory Agreements (collectively, the Agreements).
In connection with their deliberations regarding the continuation of the Management Agreement and the Subadvisory Agreements, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Agreements, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 27, 2017, April 26, 2017 and June 13, 2017 and at Board meetings held on March 28, 2017 and June 14, 2017. In addition, the Board considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 13, 2017, the Committee recommended that the Board approve the continuation of the Management Agreement and the Subadvisory Agreements. On June 14, 2017, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement and the Subadvisory Agreements for the Fund.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement and the Subadvisory Agreements. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement and the Subadvisory Agreements for the Fund included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund through August 31, 2018 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Agreements;
•	The subadvisory fees payable by the Investment Manager under the Subadvisory Agreements;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution, transfer agency and shareholder services to the Fund;
•	Descriptions of various functions performed by the Investment Manager and the Subadvisers under the Agreements, including portfolio management and portfolio trading practices;
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2017	57

Board Consideration and Approval of Management Agreement and Subadvisory Agreements  (continued)
•	Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager and Subadvisers, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager and the Subadvisers with respect to compliance monitoring services, including an assessment of the Investment Manager’s and the Subadvisers’ compliance system by the Fund’s Chief Compliance Officer; and
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of services provided under the Agreements
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager, the Subadvisers and the Investment Manager’s affiliates under the Agreements and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager, the Subadvisers and the Investment Manager’s affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s and the Subadvisers’ investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager and the Subadvisers, which included consideration of the Investment Manager’s and the Subadvisers’ experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. The Board also noted that the Board had approved each Subadviser’s code of ethics and compliance program, and that the Chief Compliance Officer of the Funds reports to the Trustees on each Subadviser’s compliance program.
The Committee and the Board considered the diligence and selection process undertaken by the Investment Manager to select each Subadviser, including the Investment Manager’s rationale for recommending the continuation of the Subadvisory Agreements, and the process for monitoring each Subadviser’s ongoing performance of services for the Fund. As part of these deliberations, the Committee and the Board considered the ability of the Investment Manager, subject to the approval of the Board, to modify or enter into new subadvisory agreements without a shareholder vote pursuant to an exemptive order of the Securities and Exchange Commission. The Committee and the Board also considered the scope of services provided to the Fund by the Investment Manager that are distinct from and in addition to those provided by the Subadvisers, including cash flow management, treasury services, risk oversight, investment oversight and Subadviser selection, oversight and transition management. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Agreements supported the continuation of the Management Agreement and the Subadvisory Agreements.
Investment performance
The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information that compared the performance of the Fund to the performance of a group of comparable mutual funds as determined by the independent third-party data provider, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
58	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2017

Board Consideration and Approval of Management Agreement and Subadvisory Agreements  (continued)
The Committee and the Board noted that, through December 31, 2016, the Fund’s performance was in the fourth percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the since-inception period.
The Committee and the Board also considered the Investment Manager’s and Subadvisers’ performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadvisers were sufficient, in light of other considerations, to warrant the continuation of the Management Agreement and the Subadvisory Agreements.
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement and the Subadvisory Agreements, as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the independent third-party data provider and by the independent fee consultant. The Committee and the Board noted that, as of December 31, 2016, the Fund’s actual management fee and net total expense ratio are ranked in the fourth and second quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund’s expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also considered the fees that the Subadvisers charge to their other clients, and noted that the Investment Manager pays the fees of the Subadvisers. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, warranted the continuation of the Management Agreement and the Subadvisory Agreements.
Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund.
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2016 to profitability levels realized in 2015. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant. Because the Subadvisory
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2017	59

Board Consideration and Approval of Management Agreement and Subadvisory Agreements  (continued)
Agreements were negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadvisers thereunder, the Committee and the Board did not consider the profitability to each Subadviser of its relationship with the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreements.
Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources.
The Committee and the Board noted that the breakpoints, if any, in the Subadvisory Agreements did not occur at the same levels as the breakpoints in the Management Agreement. The Committee and the Board noted that absent a shareholder vote, the Investment Manager would bear any increase in fees payable under the Subadvisory Agreements. The Committee and the Board also noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context, and the effect that capacity constraints on a subadviser’s ability to manage assets could potentially have on the ability of the Investment Manager to achieve economies of scale, as new subadvisers may need to be added as the Fund grows, increasing the Investment Manager’s cost of compensating and overseeing the Fund’s subadvisers.
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreements.
Other benefits to the Investment Manager and Subadvisers
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide distribution, transfer agency and shareholder services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager and the Subadvisers by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement and the Subadvisory Agreements. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement and the Subadvisory Agreements.
60	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2017

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 800.345.6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2017	61

Multi-Manager Directional Alternative Strategies Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR283_04_G01_(12/17)

SemiAnnual Report
October 31, 2017
Columbia Total Return Bond Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The current outlook for financial markets is clouded by two primary concerns: the high valuation of equities and the direction of interest rates. Following the U.S. presidential election, U.S. equities rallied based on the assumption that the new administration’s policies would stimulate growth quickly. Unfortunately it’s unclear whether those measures will get passed, much less passed quickly. In fixed income, uncertainty stems from the possibility that interest rates won’t rise as rapidly as expected if the administration’s proposed growth policies are not implemented.
Given this uncertainty, investors value a consistent approach more than ever. Investors want strong, repeatable risk-adjusted returns. Consistency — not surprises. As a leading global asset manager, we believe our consistent, collaborative investment approach enables us to deliver the dependable experience your portfolio demands. So, how do we strive to deliver a consistent investment experience?
Better insights
Your portfolio benefits from the investment insights uncovered by our talented investment teams around the world.
Better decisions
Our collaborative, interactive environment enables our investment teams to construct portfolios that take advantage of the best investment ideas.
Better outcomes
We aim to deliver a consistent experience, which means fewer surprises, dependable insights, and products designed to do the thing you want.
Whether you’re trying to save money to help your children go to college or for your own retirement, it’s the consistency of the return that is most essential. People who chase higher returns are usually also the first to sell when that investment goes through a bad patch. We try to combat this behavioral tendency by offering strategies that aim for a more consistent return. Our goal is for investors to panic less during periods of volatility, which can have a significant effect on their long-term results.
Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets can do what matters most to them: build a nest egg, leave a legacy, and live confidently — now and throughout retirement. It’s why our talented professionals around the world work together to uncover uncommon opportunities and why our process encourages challenge and debate around our most compelling ideas to ensure better informed investment decisions, which hopefully lead to better outcomes for you.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Total Return Bond Fund   |  Semiannual Report 2017

Columbia Total Return Bond Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Total Return Bond Fund (the Fund) seeks total return, consisting of current income and capital appreciation.
Portfolio management
Jason Callan
Lead portfolio manager
Managed Fund since 2016
Gene Tannuzzo, CFA
Portfolio manager
Managed Fund since November 2017
Effective November 13, 2017, Gene Tannuzzo was named a portfolio manager of the Fund.
Average annual total returns (%) (for the period ended October 31, 2017)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	07/31/00	1.64	1.54	2.11	4.39
	Including sales charges		-1.41	-1.52	1.49	4.07
Class C	Excluding sales charges	02/01/02	1.26	0.79	1.41	3.73
	Including sales charges		0.26	-0.19	1.41	3.73
Class K*		02/28/13	1.67	1.59	2.17	4.45
Class R		01/23/06	1.51	1.29	1.86	4.13
Class R4*		11/08/12	1.77	1.79	2.34	4.64
Class R5*		11/08/12	1.80	1.96	2.43	4.69
Class T*	Excluding sales charges	09/27/10	1.64	1.32	2.06	4.40
	Including sales charges		-0.88	-1.22	1.54	4.14
Class Y*		11/08/12	1.82	1.90	2.48	4.71
Class Z		12/05/78	1.77	1.80	2.36	4.65
Bloomberg Barclays U.S. Aggregate Bond Index			1.58	0.90	2.04	4.19
Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C are shown with and without the applicable contingent deferred sales charge (CDSC) of 1.00% in the first year only. Returns for Class T shares are shown with and without the maximum initial sales charge of 2.50% per transaction. The Fund’s other classes are not subject to sales charges and have limited eligibility. Effective November 1, 2017, Class R4, Class R5, Class Y and Class Z shares were renamed Advisor Class, Institutional 2 Class, Institutional 3 Class and Institutional Class shares, respectively. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays U.S. Aggregate Bond Index, is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Total Return Bond Fund | Semiannual Report 2017

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at October 31, 2017)
Asset-Backed Securities — Agency	3.5
Asset-Backed Securities — Non-Agency	14.5
Commercial Mortgage-Backed Securities - Agency	0.5
Commercial Mortgage-Backed Securities - Non-Agency	3.5
Common Stocks	0.0 (a)
Corporate Bonds & Notes	33.1
Foreign Government Obligations	0.8
Money Market Funds	1.3
Municipal Bonds	1.2
Options Purchased Calls	0.0 (a)
Options Purchased Puts	0.0 (a)
Preferred Debt	0.5
Preferred Stocks	0.1
Residential Mortgage-Backed Securities - Agency	19.9
Residential Mortgage-Backed Securities - Non-Agency	5.1
Senior Loans	0.0 (a)
U.S. Government & Agency Obligations	1.1
U.S. Treasury Obligations	14.9
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at October 31, 2017)
AAA rating	58.8
AA rating	1.8
A rating	3.8
BBB rating	22.4
BB rating	5.4
B rating	2.8
CCC rating	0.3
CC rating	0.0 (a)
C rating	0.0 (a)
Not rated	4.7
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Market exposure through derivatives investments (% of notional exposure) (at October 31, 2017)(a)
	Long	Short	Net
Fixed Income Derivative Contracts	217.1	(117.1)	100.0
Total Notional Market Value of Derivative Contracts	217.1	(117.1)	100.0
(a) The Fund has market exposure (long and/or short) to fixed income through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments, and Note 2 to the Notes to Financial Statements.

Columbia Total Return Bond Fund | Semiannual Report 2017	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
May 1, 2017 — October 31, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,016.40	1,021.10	4.42	4.43	0.86
Class C	1,000.00	1,000.00	1,012.60	1,017.28	8.26	8.28	1.61
Class K	1,000.00	1,000.00	1,016.70	1,021.40	4.11	4.12	0.80
Class R	1,000.00	1,000.00	1,015.10	1,019.82	5.70	5.71	1.11
Class R4	1,000.00	1,000.00	1,017.70	1,022.37	3.14	3.14	0.61
Class R5	1,000.00	1,000.00	1,018.00	1,022.68	2.83	2.83	0.55
Class T	1,000.00	1,000.00	1,016.40	1,021.10	4.42	4.43	0.86
Class Y	1,000.00	1,000.00	1,018.20	1,022.88	2.62	2.63	0.51
Class Z	1,000.00	1,000.00	1,017.70	1,022.37	3.14	3.14	0.61
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Total Return Bond Fund | Semiannual Report 2017

Portfolio of Investments
October 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Agency 3.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2012-20C Class 1
03/01/2032	2.510%	730,733	731,265
Series 2012-20G Class 1
07/01/2032	2.380%	1,204,739	1,196,230
Series 2012-20L Class 1
12/01/2032	1.930%	1,347,950	1,311,858
Series 2013-20A Class 1
01/01/2033	2.130%	3,034,229	2,979,718
Series 2013-20C Class 1
03/01/2033	2.220%	6,645,128	6,564,124
Series 2014-20D Class 1
04/01/2034	3.110%	3,027,718	3,107,227
Series 2014-20F Class 1
06/01/2034	2.990%	3,390,729	3,435,013
Series 2015-20C Class 1
03/01/2035	2.720%	1,290,103	1,300,443
Series 2016-20F Class 1
06/01/2036	2.180%	13,343,995	12,855,994
Series 2016-20K Class 1
11/01/2036	2.570%	8,679,994	8,623,847
Series 2016-20L Class 1
12/01/2036	2.810%	10,681,654	10,686,118
Series 2017-20D Class 1
04/01/2037	2.840%	13,238,603	13,266,058
Series 2017-20E Class 1
05/01/2037	2.880%	840,000	844,158
Series 2017-20F Class 1
06/01/2037	2.810%	6,445,000	6,452,233
Series 2017-20G Class 1
07/01/2037	2.980%	5,598,000	5,640,408
Series 2017-20H Class 1
08/01/2037	2.750%	4,816,000	4,803,140
Series 2017-20I Class 1
09/01/2037	2.590%	8,420,000	8,350,964
Total Asset-Backed Securities — Agency (Cost $92,614,635)			92,148,798

Asset-Backed Securities — Non-Agency 15.8%

Ally Master Owner Trust
Series 2015-3 Class A
05/15/2020	1.630%	4,330,000	4,330,402
American Express Credit Account Master Trust
Series 2017-7 Class A
05/15/2025	2.350%	9,400,000	9,414,391
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AmeriCredit Automobile Receivables Trust(a)
Series 2016-2 Class A2B
1-month USD LIBOR + 0.700% 10/08/2019	1.935%	502,410	502,668
ARI Fleet Lease Trust(b)
Series 2017-A Class A2
04/15/2026	1.910%	1,500,000	1,499,048
Ascentium Equipment Receivables Trust(b)
Series 2017-1A Class A2
07/10/2019	1.870%	1,290,000	1,289,187
Birchwood Park CLO Ltd.(a),(b)
Series 2014-1A Class AR
3-month USD LIBOR + 1.180% 07/15/2026	2.539%	2,500,000	2,510,025
BMW Floorplan Master Owner Trust(a),(b)
Series 2015-1A Class A
1-month USD LIBOR + 0.500% 07/15/2020	1.726%	1,200,000	1,203,075
BMW Vehicle Lease Trust
Series 2017-1 Class A2
07/22/2019	1.640%	1,617,863	1,617,988
Cabela’s Credit Card Master Note Trust
Series 2015-2 Class A1
07/17/2023	2.250%	5,640,000	5,646,407
Capital One Multi-Asset Execution Trust
Series 2015-A4 Class A4
05/15/2025	2.750%	9,995,000	10,193,046
Series 2017-A3 Class A3
01/15/2025	2.430%	1,800,000	1,816,382
CarMax Auto Owner Trust
Series 2016-4 Class A2
11/15/2019	1.210%	2,375,101	2,371,897
Series 2017-2 Class A2
06/15/2020	1.630%	9,935,000	9,933,481
Chesapeake Funding II LLC(a),(b)
Series 2016-2A Class A2
1-month USD LIBOR + 1.000% 06/15/2028	2.239%	4,208,705	4,231,299
Series 2017-3A Class A2
1-month USD LIBOR + 0.340% 08/15/2029	1.579%	4,425,000	4,429,887
Series 2017-4A Class A2
1-month USD LIBOR + 0.340% 11/15/2029	0.000%	5,390,000	5,389,461
Chrysler Capital Auto Receivables Trust(b)
Series 2016-BA Class A2
01/15/2020	1.360%	685,932	685,301
CNH Equipment Trust
Series 2015-B Class A3
07/15/2020	1.370%	691,494	690,864

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2017	5

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Conn Funding II LP(b)
Series 2017-A Class A
07/15/2019	2.730%	5,171,389	5,173,578
Series 2017-A Class B
02/15/2020	5.110%	1,500,000	1,504,162
Conn’s Receivables Funding LLC(b)
Series 2016-B Class A
10/15/2018	3.730%	43,706	43,723
Dell Equipment Finance Trust(b)
Series 2016-1 Class A2
09/24/2018	1.430%	708,897	708,528
Series 2017-1 Class A2
06/24/2019	1.860%	1,475,000	1,474,614
Dell Equipment Finance Trust(a),(b)
Series 2017-2 Class A2B
1-month USD LIBOR + 0.300% 02/24/2020	1.708%	2,240,000	2,239,967
Discover Card Execution Note Trust
Series 2017-A2 Class A2
07/15/2024	2.390%	8,610,000	8,669,125
DRB Prime Student Loan Trust(b)
Series 2016-B Class A2
06/25/2040	2.890%	3,214,609	3,198,583
Dryden 33 Senior Loan Fund(a),(b)
Series 2014-33A Class AR
3-month USD LIBOR + 1.430% 10/15/2028	2.789%	9,000,000	9,081,864
Dryden XXIV Senior Loan Fund(a),(b)
Series 2012-24RA Class AR
3-month USD LIBOR + 1.290% 11/15/2023	2.605%	4,586,038	4,587,414
DT Auto Owner Trust(b)
Subordinated, Series 2014-1A Class D
01/15/2021	3.980%	2,138,488	2,140,128
Enterprise Fleet Financing LLC(b)
Series 2015-1 Class A2
09/20/2020	1.300%	719,103	718,743
Series 2015-2 Class A2
02/22/2021	1.590%	1,482,312	1,482,072
Series 2016-2 Class A2
02/22/2022	1.740%	2,219,022	2,217,234
Fifth Third Auto Trust
Series 2017-1 Class A2A
04/15/2020	1.590%	2,410,000	2,406,360
Ford Credit Auto Owner Trust(b)
Series 2015-2 Class A
01/15/2027	2.440%	5,695,000	5,740,085
Series 2016-1 Class A
08/15/2027	2.310%	11,955,000	11,993,305
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016-2 Class A
12/15/2027	2.030%	19,300,000	19,099,566
Series 2017-1 Class A
08/15/2028	2.620%	17,000,000	17,154,442
Series 2017-2 Class A
03/15/2029	2.360%	3,300,000	3,282,129
Ford Credit Auto Owner Trust
Series 2016-A Class A2A
12/15/2018	1.120%	1,334	1,334
Ford Credit Floorplan Master Owner Trust
Series 2017-3 Class A
09/15/2024	2.480%	6,000,000	6,023,411
GM Financial Automobile Leasing Trust
Series 2016-3 Class A2A
02/20/2019	1.350%	1,989,232	1,987,660
Series 2017-3 Class A2A
01/21/2020	1.720%	2,850,000	2,843,683
GMF Floorplan Owner Revolving Trust(a),(b)
Series 2016-1 Class A2
1-month USD LIBOR + 0.850% 05/17/2021	2.089%	3,440,000	3,471,662
Green Tree Agency Advance Funding Trust I(b),(c)
Series 2016-T1 Class AT1
10/15/2048	2.380%	3,700,000	3,681,167
Harley-Davidson Motorcycle Trust
Series 2015-1 Class A3
06/15/2020	1.410%	965,495	964,712
Hertz Fleet Lease Funding LP(a),(b)
Series 2015-1 Class A
1-month USD LIBOR + 0.570% 07/10/2029	1.805%	4,083,282	4,087,048
Series 2016-1 Class A1
1-month USD LIBOR + 1.100% 04/10/2030	2.335%	7,871,947	7,891,896
Series 2017-1 Class A1
1-month USD LIBOR + 0.650% 04/10/2031	1.885%	3,020,000	3,020,092
Hertz Vehicle Financing II LP(b)
Series 2015-1A Class A
03/25/2021	2.730%	6,800,000	6,793,239
Series 2015-3A Class A
09/25/2021	2.670%	2,870,000	2,839,425
Series 2016-1A Class A
03/25/2020	2.320%	2,600,000	2,593,814
Series 2016-2A Class A
03/25/2022	2.950%	7,730,000	7,729,803

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Total Return Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hyundai Floorplan Master Owner Trust(a),(b)
Series 2016-1A Class A1
1-month USD LIBOR + 0.900% 03/15/2021	2.139%	1,425,000	1,432,785
John Deere Owner Trust
Series 2016-A Class A2
10/15/2018	1.150%	276,030	276,001
Kubota Credit Owner Trust(b)
Series 2016-1A Class A2
04/15/2019	1.250%	1,405,131	1,403,442
Mercedes-Benz Auto Lease Trust
Series 2016-B Class A2
01/15/2019	1.150%	1,012,818	1,012,143
Series 2017-A Class A2A
08/15/2019	1.530%	8,620,000	8,616,079
MMAF Equipment Finance LLC(b)
Series 2017-AA Class A2
05/18/2020	1.730%	1,130,000	1,128,396
New Residential Advance Receivables Trust Advance Receivables-Backed Notes(b)
Series 2017-T1 Class AT1
02/15/2051	3.214%	5,400,000	5,381,994
New York City Tax Lien Trust(b)
Series 2015-A Class A
11/10/2028	1.340%	329,077	327,610
Series 2016-A Class A
11/10/2029	1.470%	789,411	784,008
NextGear Floorplan Master Owner Trust(a),(b)
Series 2017-2A Class A1
1-month USD LIBOR + 0.680% 10/17/2022	1.917%	2,420,000	2,420,000
Nissan Auto Lease Trust
Series 2016-B Class A2A
12/17/2018	1.260%	2,300,592	2,298,498
Nissan Auto Receivables Owner Trust(a)
Series 2015-A Class A1
1-month USD LIBOR + 0.400% 01/15/2020	1.639%	5,895,000	5,899,313
Nissan Master Owner Trust Receivables(a)
Series 2017-A Class A
1-month USD LIBOR + 0.310% 04/15/2021	1.549%	8,610,000	8,622,120
Ocwen Master Advance Receivables Trust(b)
Series 2016-T1 Class AT1
08/17/2048	2.521%	7,500,000	7,488,281
Series 2017-T1 Class AT1
09/15/2048	2.499%	2,410,000	2,415,223
OneMain Direct Auto Receivables Trust(b)
Series 2016-1A Class A
01/15/2021	2.040%	1,140,039	1,140,585
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OneMain Financial Issuance Trust(b)
Series 2015-1A Class A
03/18/2026	3.190%	5,085,000	5,124,194
Series 2015-2A Class A
07/18/2025	2.570%	6,666,398	6,675,237
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A Class D2R
3-month USD LIBOR + 7.250% 10/22/2030	8.563%	1,000,000	999,962
Prosper Marketplace Issuance Trust(b)
Subordinated Series 2017-2A Class C
09/15/2023	5.370%	1,000,000	1,007,609
Sierra Timeshare Receivables Funding LLC(b)
Series 2016-2A Class A
07/20/2033	2.330%	1,758,314	1,755,079
SoFi Professional Loan Program(b),(c),(d),(e)
Series 2017-A Class R
03/26/2040	0.000%	12,500	766,875
SoFi Professional Loan Program LLC(b),(c),(d),(e),(f)
Series 2015-D Class RC
10/26/2037	0.000%	2	1,226,667
Series 2016-A Class RIO
01/25/2038	0.000%	3	900,000
Series 2016-A Class RPO
01/25/2038	0.000%	4	2,600,000
Series 2016-B Class RC
04/25/2037	0.000%	1	530,000
SoFi Professional Loan Program LLC(b)
Series 2016-A
12/26/2036	2.760%	5,077,342	5,107,953
Springleaf Funding Trust(b)
Series 2016-AA Class A
11/15/2029	2.900%	5,400,000	5,437,119
SPS Servicer Advance Receivables Trust(b)
Series 2016-T2 Class AT2
11/15/2049	2.750%	7,500,000	7,465,032
Symphony CLO V Ltd.(a),(b)
Series 2007-5A Class A1
3-month USD LIBOR + 0.750% 01/15/2024	2.109%	4,867,406	4,872,901
Synchrony Credit Card Master Note Trust(g)
Series 2017-2 Class A
10/15/2025	2.620%	6,400,000	6,399,210
TAL Advantage V LLC(b)
Series 2014-2A Class A1
05/20/2039	1.700%	479,072	478,217
TCF Auto Receivables Owner Trust(b)
Series 2016-PT1A Class A
06/15/2022	1.930%	4,158,368	4,153,776

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Voya Ltd.(a),(b)
Series 2012-4A Class A1R
3-month USD LIBOR + 1.450% 10/15/2028	2.754%	10,000,000	10,072,140
VSE VOI Mortgage LLC(b)
Series 2016-A Class A
07/20/2033	2.540%	4,349,437	4,329,320
Wells Fargo Dealer Floorplan Master Note Trust(a)
Series 2015-1 Class A
1-month USD LIBOR + 0.500% 01/20/2020	1.739%	7,845,000	7,846,404
Wheels SPV 2 LLC(b)
Series 2015-1A Class A2
04/22/2024	1.270%	513,213	512,762
World Financial Network Credit Card Master Trust
Series 2012-D Class A
04/17/2023	2.150%	11,475,000	11,508,950
Series 2015-B Class A
06/17/2024	2.550%	10,735,000	10,798,339
World Omni Automobile Lease Securitization Trust
Series 2015-A Class A3
10/15/2018	1.540%	3,565,866	3,566,200
Total Asset-Backed Securities — Non-Agency (Cost $378,441,380)			379,379,801

Commercial Mortgage-Backed Securities - Agency 0.5%

Federal Home Loan Mortgage Corp.
Series K026 Class A2
11/25/2022	2.510%	4,910,000	4,949,489
Series K027 Class A2
01/25/2023	2.637%	4,161,000	4,218,773
Series K722 Class A2
03/25/2023	2.406%	3,000,000	3,007,106
Total Commercial Mortgage-Backed Securities - Agency (Cost $12,151,139)			12,175,368

Commercial Mortgage-Backed Securities - Non-Agency 3.8%

American Homes 4 Rent Trust(b)
Series 2014-SFR3 Class A
12/17/2036	3.678%	1,518,238	1,579,825
Series 2015-SFR2 Class A
10/17/2045	3.732%	4,420,076	4,612,735
Capmark Mortgage Securities, Inc.(h),(i)
CMO Series 1997-C1 Class X
07/15/2029	1.433%	1,008,533	19,884
Citigroup Commercial Mortgage Trust
Series 2015-GC29 Class A3
04/10/2048	2.935%	2,215,000	2,233,069
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Commercial Mortgage Trust
Series 2013-CR13 Class A3
11/10/2023	3.928%	6,095,000	6,494,985
Series 2013-CR8 Class A4
06/10/2046	3.334%	2,600,000	2,698,417
Series 2015-LC19 Class A4
02/10/2048	3.183%	2,140,000	2,179,406
Credit Suisse Mortgage Capital Certificates OA LLC(b)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	1,500,000	1,340,423
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	1,500,000	1,271,349
DBUBS Mortgage Trust(b)
Series 2011-LC2A Class A4
07/10/2044	4.537%	10,865,000	11,567,848
Series 2017-BRBK Class A
10/10/2034	3.452%	3,300,000	3,404,481
General Electric Capital Assurance Co.(b)
Series 2003-1 Class A5
05/12/2035	5.743%	1,268,816	1,297,161
Hilton USA Trust(b)
Series 2016-HHV Class A
11/05/2038	3.719%	4,700,000	4,872,492
Series 2016-SFP Class A
11/05/2035	2.828%	3,000,000	2,985,782
Subordinated, Series 2016-SFP Class E
11/05/2035	5.519%	1,500,000	1,543,744
Hilton USA Trust(b),(h)
Series 2016-HHV Class F
11/05/2038	4.194%	4,000,000	3,174,556
Houston Galleria Mall Trust(b)
Series 2015-HGLR Class A1A2
03/05/2037	3.087%	3,000,000	2,982,191
Invitation Homes Trust(a),(b)
Subordinated, Series 2014-SFR3 Class F
1-month USD LIBOR + 5.000% 12/17/2031	6.239%	196,293	198,827
Subordinated, Series 2015-SFR2 Class E
1-month USD LIBOR + 3.150% 06/17/2032	4.389%	749,000	752,779
Subordinated, Series 2015-SFR2 Class F
1-month USD LIBOR + 3.700% 06/17/2032	4.939%	800,000	811,247
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14 Class A4
08/15/2046	4.133%	4,300,000	4,623,622
Series 2014-C26 Class A3
01/15/2048	3.231%	765,000	779,708

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Total Return Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C13 Class A4
01/15/2046	3.994%	5,990,000	6,401,228
JPMorgan Commercial Mortgage-Backed Securities Trust(b)
Series 2009-RR1 Class A4B1
03/18/2051	1.000%	16,694	16,570
Merrill Lynch Mortgage Investors Trust(h),(i)
CMO Series 1998-C3 Class IO
12/15/2030	0.864%	959,790	10
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C12 Class A4
10/15/2046	4.259%	2,340,000	2,528,567
Morgan Stanley Capital I Trust(b)
Series 2014-150E Class A
09/09/2032	3.912%	4,080,000	4,306,455
Progress Residential Trust(b)
Series 2017-SFR1 Class A
08/17/2034	2.768%	4,416,020	4,396,413
Rialto Real Estate Fund LLC(b)
Subordinated, Series 2015-LT7 Class B
12/25/2032	5.071%	1,834,852	1,834,852
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A5
12/10/2045	2.850%	2,550,000	2,582,547
Series 2013-C5 Class A4
03/10/2046	3.185%	6,790,000	6,975,685
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $92,535,969)			90,466,858

Common Stocks —%
Issuer	Shares	Value ($)
Financials —%
Insurance —%
WMI Holdings Corp. Escrow(c),(f),(j),(k)	2,725	—
WMIH Corp.(j)	54,217	45,000
Total		45,000
Total Financials		45,000
Industrials —%
Airlines —%
United Continental Holdings, Inc.(j)	1,493	87,311
Total Industrials		87,311
Total Common Stocks (Cost $1,511,104)		132,311
Corporate Bonds & Notes 36.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.5%
Bombardier, Inc.(b)
12/01/2021	8.750%	162,000	180,185
Lockheed Martin Corp.
12/15/2042	4.070%	1,790,000	1,840,829
Northrop Grumman Corp.
01/15/2025	2.930%	5,840,000	5,852,947
01/15/2028	3.250%	3,625,000	3,653,213
10/15/2047	4.030%	805,000	828,996
TransDigm, Inc.
06/15/2026	6.375%	563,000	574,853
Total			12,931,023
Automotive 0.5%
Delphi Technologies PLC(b)
10/01/2025	5.000%	160,000	160,467
Ford Motor Co.
02/01/2029	6.375%	2,340,000	2,736,623
Schaeffler Finance BV(b)
05/15/2023	4.750%	7,720,000	7,977,354
Total			10,874,444
Banking 12.9%
Ally Financial, Inc.
09/30/2024	5.125%	268,000	293,458
Bank of America Corp.(l)
12/31/2049	8.125%	7,482,000	7,708,278
Junior Subordinated
12/31/2049	8.000%	14,533,000	14,734,326
Bank of New York Mellon Corp. (The)
05/15/2019	5.450%	3,325,000	3,499,257
Bank of New York Mellon Corp. (The)(l)
Junior Subordinated
12/29/2049	4.500%	452,000	453,764
12/31/2049	4.625%	3,820,000	3,949,651
BankBoston Capital Trust IV(a)
Junior Subordinated
3-month USD LIBOR + 0.600% 06/08/2028	1.917%	870,000	817,762
Barclays Bank PLC(a)
USD Swap Semi 30/360 Rate + 6.705% 12/31/2049	8.250%	5,155,000	5,479,940
Barclays PLC
Subordinated
05/12/2026	5.200%	4,500,000	4,832,154
Capital One Financial Corp.
05/12/2020	2.500%	5,505,000	5,527,686

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2017	9

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup, Inc.(l)
Junior Subordinated
12/31/2049	5.800%	24,817,000	25,999,654
Citigroup, Inc.
Subordinated
08/25/2036	6.125%	1,046,000	1,301,104
Discover Financial Services
04/27/2022	5.200%	3,712,000	4,041,882
11/21/2022	3.850%	2,190,000	2,269,019
Fifth Third Bancorp(l)
Junior Subordinated
12/31/2049	4.900%	395,000	401,694
12/31/2049	5.100%	1,601,000	1,637,022
First Maryland Capital I(a)
Junior Subordinated
3-month USD LIBOR + 1.000% 01/15/2027	2.359%	3,452,000	3,274,084
HBOS PLC(b)
Subordinated
05/21/2018	6.750%	8,382,000	8,591,567
HSBC Holdings PLC(l)
Junior Subordinated
12/31/2049	6.000%	8,335,000	8,856,663
12/31/2049	6.375%	3,960,000	4,293,424
12/31/2049	6.375%	1,985,000	2,168,783
Huntington Capital Trust I(a)
Junior Subordinated
3-month USD LIBOR + 0.700% 02/01/2027	2.080%	1,650,000	1,491,087
JPMorgan Chase & Co.(l)
02/01/2028	3.782%	365,000	375,844
Junior Subordinated
04/29/2049	7.900%	21,263,000	21,821,792
12/31/2049	5.300%	7,380,000	7,760,705
JPMorgan Chase Capital XXI
Junior Subordinated
02/02/2037	2.261%	22,175,000	20,369,534
KeyCorp (l)
Junior Subordinated
12/31/2049	5.000%	2,876,000	2,999,237
KeyCorp Capital I(a)
Junior Subordinated
3-month USD LIBOR + 0.740% 07/01/2028	2.075%	10,229,000	9,564,105
Lloyds Banking Group PLC
Subordinated
12/10/2025	4.582%	25,783,000	27,197,326
M&T Bank Corp.(l)
Junior Subordinated
12/31/2049	5.125%	2,306,000	2,460,707
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MBNA Capital B(a)
Junior Subordinated
3-month USD LIBOR + 0.800% 02/01/2027	2.111%	639,000	605,892
Mellon Capital IV(a)
Junior Subordinated
3-month USD LIBOR + 0.565% 06/29/2049	4.000%	710,000	671,389
NTC Capital I(a)
Junior Subordinated
3-month USD LIBOR + 0.520% 01/15/2027	1.879%	481,000	449,159
NTC Capital II(a)
Junior Subordinated
3-month USD LIBOR + 0.590% 04/15/2027	1.949%	360,000	337,020
PNC Bank NA
06/01/2025	3.250%	3,395,000	3,458,775
Royal Bank of Scotland Group PLC(a)
3-month USD LIBOR + 1.470% 05/15/2023	2.785%	28,171,000	28,444,512
Santander Issuances SAU
Subordinated
11/19/2025	5.179%	4,250,000	4,593,136
Santander UK Group Holdings PLC(b)
Subordinated
09/15/2025	4.750%	4,589,000	4,809,364
09/15/2045	5.625%	2,096,000	2,484,087
State Street Corp.(a)
3-month USD LIBOR + 1.000% 06/15/2047	2.320%	8,745,000	7,956,953
SunTrust Capital I(a)
Junior Subordinated
3-month USD LIBOR + 0.670% 05/15/2027	1.990%	9,022,000	8,405,364
SunTrust Capital III(a)
Junior Subordinated
3-month USD LIBOR + 0.650% 03/15/2028	1.970%	2,917,000	2,679,883
Synovus Financial Corp.(l)
Subordinated
12/15/2025	5.750%	8,090,000	8,673,847
U.S. Bancorp
Subordinated
04/27/2026	3.100%	3,025,000	3,010,707
Wachovia Capital Trust II(a)
Junior Subordinated
3-month USD LIBOR + 0.500% 01/15/2027	1.859%	6,020,000	5,654,634

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Total Return Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Washington Mutual Bank(c),(f),(m)
Subordinated
01/15/2015	0.000%	27,379,000	41,069
Wells Fargo & Co.
10/23/2026	3.000%	3,855,000	3,772,002
Wells Fargo & Co.(l)
Junior Subordinated
03/29/2049	7.980%	19,675,000	20,071,392
Total			310,290,694
Brokerage/Asset Managers/Exchanges 0.0%
NFP Corp.(b)
07/15/2025	6.875%	157,000	163,429
Building Materials 0.1%
American Builders & Contractors Supply Co., Inc.(b)
12/15/2023	5.750%	347,000	368,851
Beacon Escrow Corp.(b)
11/01/2025	4.875%	189,000	191,338
Beacon Roofing Supply, Inc.
10/01/2023	6.375%	333,000	357,710
Core & Main LP(b)
08/15/2025	6.125%	80,000	81,507
HD Supply, Inc.(b)
04/15/2024	5.750%	203,000	218,764
Total			1,218,170
Cable and Satellite 0.9%
Altice US Finance I Corp.(b)
05/15/2026	5.500%	453,000	470,746
CCO Holdings LLC/Capital Corp.(b)
05/01/2027	5.875%	613,000	642,374
Charter Communications Operating LLC/Capital
10/23/2045	6.484%	425,000	488,170
Charter Communications Operating LLC/Capital Corp.(b)
03/15/2028	4.200%	6,030,000	5,958,273
CSC Holdings LLC(b)
10/15/2025	6.625%	524,000	573,893
DISH DBS Corp.
07/01/2026	7.750%	580,000	634,998
NBCUniversal Enterprise Inc.(b)
Junior Subordinated
12/31/2049	5.250%	5,080,000	5,416,555
Radiate HoldCo LLC/Finance, Inc.(b)
02/15/2025	6.625%	110,000	107,514
Sirius XM Radio, Inc.(b)
04/15/2025	5.375%	139,000	146,438
08/01/2027	5.000%	201,000	203,186
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Time Warner Cable LLC
05/01/2037	6.550%	2,625,000	3,101,635
07/01/2038	7.300%	255,000	321,622
Time Warner Entertainment Co. LP
07/15/2033	8.375%	1,965,000	2,686,365
Unitymedia Hessen GmbH & Co. KG NRW(b)
01/15/2025	5.000%	528,000	552,412
Videotron Ltd.(b)
04/15/2027	5.125%	155,000	163,144
Virgin Media Finance PLC(b)
01/15/2025	5.750%	140,000	145,103
Virgin Media Secured Finance PLC(b)
01/15/2026	5.250%	370,000	383,885
Ziggo Secured Finance BV(b)
01/15/2027	5.500%	354,000	360,961
Total			22,357,274
Chemicals 0.4%
Angus Chemical Co.(b)
02/15/2023	8.750%	165,000	168,216
Atotech USA, Inc.(b)
02/01/2025	6.250%	233,000	239,595
Axalta Coating Systems LLC(b)
08/15/2024	4.875%	279,000	291,540
Chemours Co. (The)
05/15/2023	6.625%	208,000	220,976
05/15/2027	5.375%	58,000	61,809
INEOS Group Holdings SA(b)
08/01/2024	5.625%	163,000	170,006
Koppers, Inc.(b)
02/15/2025	6.000%	145,000	155,510
LYB International Finance BV
07/15/2043	5.250%	1,445,000	1,681,935
LYB International Finance II BV
03/02/2027	3.500%	3,876,000	3,874,574
LyondellBasell Industries NV
04/15/2024	5.750%	2,104,000	2,407,929
PQ Corp.(b)
11/15/2022	6.750%	331,000	357,795
PQ Corp./Eco Finance Corp.(b)
11/01/2022	8.500%	223,000	232,807
Total			9,862,692
Construction Machinery 0.0%
Ritchie Bros. Auctioneers, Inc.(b)
01/15/2025	5.375%	124,000	130,507

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2017	11

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Rentals North America, Inc.
09/15/2026	5.875%	438,000	477,324
05/15/2027	5.500%	140,000	150,027
Total			757,858
Consumer Cyclical Services 0.4%
Amazon.com, Inc.(b)
02/22/2023	2.400%	6,015,000	5,981,833
08/22/2037	3.875%	2,180,000	2,265,713
APX Group, Inc.
12/01/2022	7.875%	220,000	237,291
09/01/2023	7.625%	183,000	192,563
Interval Acquisition Corp.
04/15/2023	5.625%	249,000	260,703
Total			8,938,103
Consumer Products 0.1%
Prestige Brands, Inc.(b)
03/01/2024	6.375%	180,000	191,604
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	267,000	286,426
12/15/2026	5.250%	76,000	81,078
Spectrum Brands, Inc.
07/15/2025	5.750%	224,000	238,326
Springs Industries, Inc.
06/01/2021	6.250%	184,000	189,853
Tempur Sealy International, Inc.
06/15/2026	5.500%	111,000	114,515
Valvoline, Inc.(b)
08/15/2025	4.375%	156,000	157,316
Total			1,259,118
Diversified Manufacturing 1.0%
Gates Global LLC/Co.(b)
07/15/2022	6.000%	279,000	286,820
General Electric Co.(l)
Junior Subordinated
12/31/2049	5.000%	22,659,000	23,625,497
SPX FLOW, Inc.(b)
08/15/2024	5.625%	116,000	122,533
TriMas Corp.(b)
10/15/2025	4.875%	25,000	25,334
Zekelman Industries, Inc.(b)
06/15/2023	9.875%	188,000	212,309
Total			24,272,493
Electric 3.1%
AES Corp.
09/01/2027	5.125%	117,000	120,027
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Calpine Corp.
01/15/2025	5.750%	96,000	91,073
Cleveland Electric Illuminating Co. (The)
12/15/2036	5.950%	2,280,000	2,816,783
CMS Energy Corp.
03/01/2024	3.875%	1,590,000	1,669,673
08/15/2027	3.450%	1,325,000	1,345,597
Consolidated Edison Co. of New York, Inc.
06/15/2047	3.875%	4,570,000	4,712,602
DTE Energy Co.
10/01/2026	2.850%	11,572,000	11,150,930
Duke Energy Progress LLC
03/30/2044	4.375%	1,635,000	1,803,112
09/15/2047	3.600%	1,385,000	1,364,559
Duke Energy Progress, Inc.
08/15/2045	4.200%	1,505,000	1,623,404
Dynegy, Inc.
11/01/2024	7.625%	85,000	92,862
Dynegy, Inc.(b)
01/30/2026	8.125%	71,000	78,897
E.ON International Finance BV(b)
04/30/2038	6.650%	1,885,000	2,475,865
Emera, Inc.(l)
Subordinated
06/15/2076	6.750%	5,475,000	6,258,659
Enel Finance International NV(b)
05/25/2047	4.750%	2,735,000	2,894,516
Exelon Corp.
04/15/2046	4.450%	1,815,000	1,934,786
FPL Energy National Wind LLC(b)
03/10/2024	5.608%	175,233	176,038
Jersey Central Power & Light Co.
06/01/2037	6.150%	2,790,000	3,300,045
NextEra Energy Capital Holdings, Inc.(g)
Junior Subordinated
	0.000%	3,880,000	3,889,960
NextEra Energy Capital Holdings, Inc.(a)
Junior Subordinated
3-month USD LIBOR + 3.348% 09/01/2067	4.664%	6,045,000	6,059,345
NextEra Energy Operating Partners LP(b)
09/15/2027	4.500%	181,000	182,310
NRG Energy, Inc.
01/15/2027	6.625%	180,000	192,326
NRG Yield Operating LLC
08/15/2024	5.375%	345,000	359,946
09/15/2026	5.000%	72,000	74,510

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Total Return Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pacific Gas & Electric Co.
03/01/2034	6.050%	3,439,000	4,280,279
Pattern Energy Group, Inc.(b)
02/01/2024	5.875%	227,000	241,461
Pennsylvania Electric Co.(b)
03/15/2028	3.250%	2,335,000	2,318,520
Southern Co. (The)
07/01/2026	3.250%	6,293,000	6,265,223
07/01/2036	4.250%	1,275,000	1,324,070
Toledo Edison Co. (The)
05/15/2037	6.150%	996,000	1,266,372
Xcel Energy, Inc.
06/01/2025	3.300%	3,165,000	3,217,517
Total			73,581,267
Finance Companies 0.4%
Aircastle Ltd.
02/15/2022	5.500%	7,386,000	7,943,879
HSBC Finance Corp.
Subordinated
01/15/2021	6.676%	1,387,000	1,559,666
iStar, Inc.
04/01/2022	6.000%	130,000	135,909
Navient Corp.
06/15/2022	6.500%	337,000	358,142
Provident Funding Associates LP/Finance Corp.(b)
06/15/2025	6.375%	118,000	124,656
Quicken Loans, Inc.(b)
05/01/2025	5.750%	182,000	192,913
Total			10,315,165
Food and Beverage 0.4%
Anheuser-Busch InBev Finance, Inc.
02/01/2046	4.900%	4,485,000	5,024,187
B&G Foods, Inc.
04/01/2025	5.250%	105,000	106,914
Chobani LLC/Finance Corp., Inc.(b)
04/15/2025	7.500%	254,000	275,747
FAGE International SA/USA Dairy Industry, Inc.(b)
08/15/2026	5.625%	233,000	239,574
Kraft Heinz Foods Co.
06/01/2046	4.375%	1,880,000	1,837,386
Lamb Weston Holdings, Inc.(b)
11/01/2024	4.625%	92,000	96,138
11/01/2026	4.875%	175,000	183,948
Post Holdings, Inc.(b)
08/15/2026	5.000%	529,000	531,890
03/01/2027	5.750%	47,000	48,908
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tyson Foods, Inc.(a)
3-month USD LIBOR + 0.450% 08/21/2020	1.765%	2,200,000	2,204,525
Total			10,549,217
Gaming 0.1%
Boyd Gaming Corp.
05/15/2023	6.875%	198,000	212,622
CRC Escrow Issuer LLC/Finco, Inc.(b)
10/15/2025	5.250%	99,000	99,646
Eldorado Resorts, Inc.
04/01/2025	6.000%	187,000	197,711
International Game Technology PLC(b)
02/15/2022	6.250%	328,000	360,582
Jack Ohio Finance LLC/1 Corp.(b)
11/15/2021	6.750%	159,000	167,977
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
09/01/2026	4.500%	238,000	238,916
MGM Resorts International
03/15/2023	6.000%	198,000	217,206
09/01/2026	4.625%	170,000	170,294
Penn National Gaming, Inc.(b)
01/15/2027	5.625%	183,000	189,965
Rivers Pittsburgh Borrower LP/Finance Corp.(b)
08/15/2021	6.125%	185,000	186,443
Scientific Games International, Inc.
12/01/2022	10.000%	255,000	281,884
Scientific Games International, Inc.(b)
10/15/2025	5.000%	87,000	88,334
Tunica-Biloxi Gaming Authority(b),(m)
11/15/2016	0.000%	577,000	201,950
Wynn Las Vegas LLC/Capital Corp.(b)
05/15/2027	5.250%	115,000	117,099
Total			2,730,629
Health Care 1.0%
Acadia Healthcare Co., Inc.
03/01/2024	6.500%	160,000	169,486
Amsurg Corp.
07/15/2022	5.625%	165,000	168,290
Avantor, Inc.(b)
10/01/2024	6.000%	161,000	164,218
Becton Dickinson and Co.(a)
3-month USD LIBOR + 1.030% 06/06/2022	2.346%	4,916,000	4,947,099
Becton Dickinson and Co.
05/15/2044	4.875%	2,430,000	2,526,155

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2017	13

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Change Healthcare Holdings LLC/Finance, Inc.(b)
03/01/2025	5.750%	211,000	215,693
CHS/Community Health Systems, Inc.
02/01/2022	6.875%	162,000	117,927
03/31/2023	6.250%	152,000	146,211
DaVita, Inc.
07/15/2024	5.125%	138,000	139,081
Express Scripts Holding Co.
07/15/2046	4.800%	4,564,000	4,738,979
HCA, Inc.
04/15/2025	5.250%	873,000	929,170
Hill-Rom Holdings, Inc.(b)
02/15/2025	5.000%	138,000	141,199
Hologic, Inc.(b)
10/15/2025	4.375%	40,000	40,645
MEDNAX, Inc.(b)
12/01/2023	5.250%	161,000	168,061
Memorial Sloan-Kettering Cancer Center
07/01/2052	4.125%	6,945,000	7,123,730
MPH Acquisition Holdings LLC(b)
06/01/2024	7.125%	264,000	284,228
Quintiles IMS, Inc.(b)
10/15/2026	5.000%	86,000	91,362
SP Finco LLC(b)
07/01/2025	6.750%	103,000	93,976
Sterigenics-Nordion Holdings LLC(b)
05/15/2023	6.500%	228,000	238,872
Team Health Holdings, Inc.(b)
02/01/2025	6.375%	130,000	119,789
Tenet Healthcare Corp.(b)
07/15/2024	4.625%	235,000	231,361
05/01/2025	5.125%	122,000	118,520
08/01/2025	7.000%	183,000	167,861
Total			23,081,913
Healthcare Insurance 0.0%
Centene Corp.
01/15/2025	4.750%	232,000	239,402
Molina Healthcare, Inc.(b)
06/15/2025	4.875%	50,000	49,625
WellCare Health Plans, Inc.
04/01/2025	5.250%	164,000	173,087
Total			462,114
Home Construction 0.1%
CalAtlantic Group, Inc.
11/15/2024	5.875%	173,000	192,225
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lennar Corp.
12/15/2017	4.750%	1,560,000	1,562,059
Meritage Homes Corp.
04/01/2022	7.000%	213,000	243,930
Taylor Morrison Communities, Inc./Holdings II(b)
04/15/2023	5.875%	156,000	166,664
Total			2,164,878
Independent Energy 0.7%
Callon Petroleum Co.
10/01/2024	6.125%	162,000	168,423
Canadian Natural Resources Ltd.
06/30/2033	6.450%	855,000	1,027,644
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	238,000	241,861
Continental Resources, Inc.
04/15/2023	4.500%	186,000	188,509
06/01/2024	3.800%	2,837,000	2,763,533
CrownRock LP/Finance, Inc.(b)
10/15/2025	5.625%	240,000	243,538
Diamondback Energy, Inc.
05/31/2025	5.375%	3,282,000	3,404,520
Extraction Oil & Gas, Inc.(b)
05/15/2024	7.375%	127,000	134,857
Extraction Oil & Gas, Inc./Finance Corp.(b)
07/15/2021	7.875%	102,000	108,077
Halcon Resources Corp.(b)
02/15/2025	6.750%	87,000	89,013
Hess Corp.
03/15/2033	7.125%	2,909,000	3,466,001
02/15/2041	5.600%	945,000	987,284
04/01/2047	5.800%	1,928,000	2,074,642
Laredo Petroleum, Inc.
03/15/2023	6.250%	357,000	370,442
Parsley Energy LLC/Finance Corp.(b)
08/15/2025	5.250%	408,000	413,125
10/15/2027	5.625%	70,000	72,219
PDC Energy, Inc.
09/15/2024	6.125%	232,000	242,130
RSP Permian, Inc.(b)
01/15/2025	5.250%	476,000	484,624
SM Energy Co.
09/15/2026	6.750%	239,000	245,454
WPX Energy, Inc.
01/15/2022	6.000%	184,000	191,488
09/15/2024	5.250%	99,000	99,097
Total			17,016,481

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Total Return Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Integrated Energy 0.5%
Cenovus Energy, Inc.
11/15/2039	6.750%	9,650,000	11,431,438
Leisure 0.0%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millenium Operations LLC(b)
04/15/2027	5.375%	157,000	165,807
Live Nation Entertainment, Inc.(b)
11/01/2024	4.875%	108,000	111,568
LTF Merger Sub, Inc.(b)
06/15/2023	8.500%	102,000	108,279
Total			385,654
Life Insurance 1.6%
Brighthouse Financial, Inc.(b)
06/22/2047	4.700%	6,645,000	6,566,655
Genworth Holdings, Inc.
05/22/2018	6.515%	2,620,000	2,610,151
Massachusetts Mutual Life Insurance Co.(b)
Subordinated
04/15/2065	4.500%	1,095,000	1,136,762
MetLife, Inc.(b),(l)
Junior Subordinated
04/08/2068	9.250%	5,458,000	8,111,505
Northwestern Mutual Life Insurance Co. (The)(b)
Subordinated
09/30/2047	3.850%	3,690,000	3,631,650
Peachtree Corners Funding Trust(b)
02/15/2025	3.976%	2,705,000	2,767,334
Prudential Financial, Inc.
12/01/2017	6.000%	83,000	83,279
Teachers Insurance & Annuity Association of America(b)
Subordinated
09/15/2044	4.900%	1,695,000	1,925,467
05/15/2047	4.270%	5,145,000	5,334,676
Voya Financial, Inc.
06/15/2026	3.650%	3,012,000	3,036,120
06/15/2046	4.800%	1,858,000	1,984,846
Total			37,188,445
Lodging 0.0%
Hilton Domestic Operating Co., Inc.
09/01/2024	4.250%	237,000	242,163
Playa Resorts Holding BV(b)
08/15/2020	8.000%	260,000	270,641
Total			512,804
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 0.4%
AMC Networks, Inc.
04/01/2024	5.000%	72,000	73,319
Discovery Communications LLC
03/20/2028	3.950%	3,800,000	3,768,745
09/20/2037	5.000%	1,340,000	1,377,224
09/20/2047	5.200%	2,020,000	2,058,063
Match Group, Inc.
06/01/2024	6.375%	334,000	362,966
Netflix, Inc.(b)
11/15/2026	4.375%	475,000	466,025
04/15/2028	4.875%	154,000	153,240
Nielsen Luxembourg SARL(b)
02/01/2025	5.000%	187,000	193,903
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	270,000	286,512
Univision Communications, Inc.(b)
02/15/2025	5.125%	121,000	120,009
Total			8,860,006
Metals and Mining 0.4%
BHP Billiton Finance USA Ltd.(b),(l)
Junior Subordinated
10/19/2075	6.750%	6,140,000	7,227,449
Big River Steel LLC/Finance Corp.(b)
09/01/2025	7.250%	161,000	173,016
Constellium NV(b)
05/15/2024	5.750%	381,000	383,648
Freeport-McMoRan, Inc.
11/14/2024	4.550%	405,000	404,113
03/15/2043	5.450%	79,000	74,521
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.(b)
12/15/2023	7.375%	86,000	93,499
HudBay Minerals, Inc.(b)
01/15/2025	7.625%	222,000	244,745
Novelis Corp.(b)
09/30/2026	5.875%	230,000	237,325
Teck Resources Ltd.
07/15/2041	6.250%	427,000	487,102
Total			9,325,418
Midstream 2.7%
Andeavor Logistics LP/Tesoro Finance Corp.
05/01/2024	6.375%	116,000	126,821
01/15/2025	5.250%	557,000	599,441
Delek Logistics Partners LP(b)
05/15/2025	6.750%	143,000	145,333

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2017	15

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
El Paso LLC
01/15/2032	7.750%	1,680,000	2,159,838
Enbridge, Inc.(l)
Subordinated
07/15/2077	5.500%	9,851,000	10,142,195
Energy Transfer Equity LP
06/01/2027	5.500%	501,000	530,205
Enterprise Products Operating LLC(a)
Junior Subordinated
3-month USD LIBOR + 3.708% 08/01/2066	5.084%	17,815,000	17,818,331
Enterprise Products Operating LLC(l)
Junior Subordinated
08/16/2077	5.250%	11,625,000	11,957,103
Holly Energy Partners LP/Finance Corp.(b)
08/01/2024	6.000%	33,000	34,571
Kinder Morgan Energy Partners LP
03/15/2032	7.750%	990,000	1,259,597
01/15/2038	6.950%	360,000	442,626
11/15/2040	7.500%	1,555,000	1,963,945
NGPL PipeCo LLC(b)
08/15/2022	4.375%	66,000	67,747
08/15/2027	4.875%	80,000	83,088
NuStar Logistics LP
04/28/2027	5.625%	159,000	167,244
Plains All American Pipeline LP(l)
Junior Subordinated
12/30/2049	6.125%	8,767,000	8,933,266
Plains All American Pipeline LP/Finance Corp.
10/15/2023	3.850%	1,715,000	1,720,737
06/01/2042	5.150%	2,134,000	2,052,182
02/15/2045	4.900%	380,000	361,274
Tallgrass Energy Partners LP/Finance Corp.(b)
01/15/2028	5.500%	144,000	147,503
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	516,000	535,456
Targa Resources Partners LP/Finance Corp.(b)
01/15/2028	5.000%	90,000	90,468
Transcanada Trust(l)
Junior Subordinated
08/15/2076	5.875%	2,483,000	2,709,805
TransCanada Trust(l)
Subordinated
03/15/2077	5.300%	1,275,000	1,324,907
Total			65,373,683
Natural Gas 0.9%
Boston Gas Co.(b)
08/01/2027	3.150%	2,295,000	2,290,050
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
KeySpan Corp.
11/15/2030	8.000%	1,160,000	1,592,267
NiSource Finance Corp.
02/15/2023	3.850%	3,305,000	3,443,750
05/15/2047	4.375%	3,490,000	3,686,420
Sempra Energy
11/15/2020	2.850%	5,135,000	5,212,549
11/15/2025	3.750%	3,620,000	3,752,684
06/15/2027	3.250%	302,000	300,172
Total			20,277,892
Oil Field Services 0.8%
Noble Holding International Ltd.(l)
03/16/2018	5.750%	19,093,000	19,244,808
SESI LLC(b)
09/15/2024	7.750%	39,000	40,273
Weatherford International Ltd.
02/15/2024	9.875%	153,000	163,690
08/01/2036	6.500%	45,000	37,505
Total			19,486,276
Other Industry 0.4%
KAR Auction Services, Inc.
06/01/2025	5.125%	124,000	128,359
Massachusetts Institute of Technology
07/01/2114	4.678%	2,869,000	3,270,898
07/01/2116	3.885%	1,510,000	1,423,772
President and Fellows of Harvard College
07/15/2046	3.150%	1,454,000	1,389,599
07/15/2056	3.300%	2,495,000	2,388,239
Total			8,600,867
Other REIT 0.0%
CyrusOne LP/Finance Corp.(b)
03/15/2024	5.000%	141,000	147,652
Packaging 0.0%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(b)
02/15/2025	6.000%	501,000	531,346
Multi-Color Corp.(b)
11/01/2025	4.875%	159,000	160,385
Novolex (b)
01/15/2025	6.875%	93,000	96,509
Reynolds Group Issuer, Inc./LLC(b)
07/15/2024	7.000%	159,000	169,868
Total			958,108

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Total Return Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 0.5%
Amgen, Inc.
05/01/2045	4.400%	1,805,000	1,901,550
06/15/2048	4.563%	2,383,000	2,560,765
Catalent Pharma Solutions, Inc.(b)
01/15/2026	4.875%	30,000	30,449
Gilead Sciences, Inc.
09/20/2019	1.850%	2,190,000	2,188,125
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(b)
08/01/2023	6.375%	346,000	362,614
Johnson & Johnson
12/05/2033	4.375%	1,798,000	2,045,550
03/03/2037	3.625%	2,815,000	2,935,327
Valeant Pharmaceuticals International, Inc.(b)
03/15/2024	7.000%	114,000	123,379
04/15/2025	6.125%	633,000	531,720
11/01/2025	5.500%	122,000	124,742
Total			12,804,221
Property & Casualty 0.7%
Chubb Corp. (The)(a)
Junior Subordinated
3-month USD LIBOR + 2.250% 04/15/2037	3.609%	7,185,000	7,152,315
CNA Financial Corp.
08/15/2027	3.450%	4,772,000	4,718,291
HUB International Ltd.(b)
10/01/2021	7.875%	514,000	534,737
Liberty Mutual Group, Inc.(b)
05/01/2042	6.500%	1,150,000	1,513,174
Loews Corp.
05/15/2043	4.125%	2,975,000	2,996,866
Total			16,915,383
Railroads 0.3%
CSX Corp.
05/30/2042	4.750%	1,335,000	1,483,631
11/01/2066	4.250%	4,481,000	4,411,728
Total			5,895,359
Restaurants 0.0%
1011778 BC ULC/New Red Finance, Inc.(b)
05/15/2024	4.250%	213,000	215,049
10/15/2025	5.000%	200,000	203,706
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(b)
06/01/2026	5.250%	222,000	235,556
Total			654,311
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Retail REIT 0.1%
Kimco Realty Corp.
03/01/2024	2.700%	3,369,000	3,266,845
Retailers 0.3%
CVS Pass-Through Trust(b)
08/11/2036	4.163%	2,411,549	2,460,640
L Brands, Inc.
11/01/2035	6.875%	165,000	163,821
Lithia Motors, Inc.(b)
08/01/2025	5.250%	35,000	36,699
Macy’s Retail Holdings, Inc.
02/15/2043	4.300%	4,560,000	3,360,214
Penske Automotive Group, Inc.
12/01/2024	5.375%	188,000	193,745
Total			6,215,119
Supermarkets 0.2%
Kroger Co. (The)
04/15/2042	5.000%	1,527,000	1,555,245
01/15/2048	4.650%	3,713,000	3,649,222
Total			5,204,467
Technology 1.5%
Apple, Inc.
09/12/2027	2.900%	3,645,000	3,617,178
09/12/2047	3.750%	1,965,000	1,954,613
Ascend Learning LLC(b)
08/01/2025	6.875%	60,000	62,836
Broadcom Corp./Cayman Finance Ltd.(b)
01/15/2024	3.625%	4,200,000	4,336,668
01/15/2027	3.875%	11,205,000	11,529,317
Camelot Finance SA(b)
10/15/2024	7.875%	324,000	347,537
CDK Global, Inc.(b)
06/01/2027	4.875%	82,000	85,438
Cisco Systems, Inc.(a)
3-month USD LIBOR + 0.340% 09/20/2019	1.665%	7,345,000	7,383,943
Equinix, Inc.
01/15/2026	5.875%	187,000	202,621
05/15/2027	5.375%	361,000	386,880
First Data Corp.(b)
12/01/2023	7.000%	556,000	595,078
Gartner, Inc.(b)
04/01/2025	5.125%	347,000	366,162
Informatica LLC(b)
07/15/2023	7.125%	166,000	169,463

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2017	17

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oracle Corp.
07/15/2046	4.000%	1,950,000	2,017,573
PTC, Inc.
05/15/2024	6.000%	220,000	238,793
Qualitytech LP/Finance Corp.
08/01/2022	5.875%	455,000	475,874
Qualitytech LP/QTS Finance Corp.(b),(g)
11/15/2025	4.750%	136,000	137,759
Sensata Technologies UK Financing Co. PLC(b)
02/15/2026	6.250%	152,000	166,448
Solera LLC/Finance, Inc.(b)
03/01/2024	10.500%	150,000	170,707
Symantec Corp.(b)
04/15/2025	5.000%	348,000	363,642
Tempo Acquisition LLC/Finance Corp.(b)
06/01/2025	6.750%	93,000	94,465
VeriSign, Inc.
07/15/2027	4.750%	222,000	228,850
Total			34,931,845
Tobacco 0.2%
BAT Capital Corp.(b)
08/14/2020	2.297%	5,505,000	5,508,622
Transportation Services 0.4%
Avis Budget Car Rental LLC/Finance, Inc.(b)
03/15/2025	5.250%	213,000	209,510
ERAC USA Finance LLC(b)
12/01/2026	3.300%	3,455,000	3,398,473
03/15/2042	5.625%	2,332,000	2,708,159
11/01/2046	4.200%	1,523,000	1,453,831
Hertz Corp. (The)
04/15/2019	6.750%	2,217,000	2,219,975
Hertz Corp. (The)(b)
06/01/2022	7.625%	116,000	120,666
Total			10,110,614
Wireless 0.5%
SBA Communications Corp.
09/01/2024	4.875%	469,000	482,850
SFR Group SA(b)
05/01/2026	7.375%	440,000	473,404
Sprint Corp.
06/15/2024	7.125%	38,000	41,126
02/15/2025	7.625%	597,000	653,765
Sprint Spectrum Co. I/II/III LLC(b)
09/20/2021	3.360%	9,295,000	9,427,370
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
T-Mobile USA, Inc.
01/15/2026	6.500%	429,000	474,748
Wind Tre SpA(b),(g)
01/20/2026	5.000%	138,000	138,851
Total			11,692,114
Wirelines 1.2%
AT&T, Inc.
03/01/2037	5.250%	3,610,000	3,755,252
08/14/2037	4.900%	2,960,000	2,955,329
08/14/2058	5.300%	2,200,000	2,177,868
CenturyLink, Inc.
12/01/2023	6.750%	296,000	307,817
Deutsche Telekom International Finance BV
06/01/2032	9.250%	1,100,000	1,715,738
Frontier Communications Corp.
09/15/2025	11.000%	371,000	314,550
Level 3 Financing, Inc.
05/01/2025	5.375%	246,000	256,913
03/15/2026	5.250%	56,000	57,792
Telecom Italia Capital SA
09/30/2034	6.000%	71,000	79,568
Telecom Italia SpA(b)
05/30/2024	5.303%	250,000	269,213
Verizon Communications, Inc.
08/10/2033	4.500%	5,615,000	5,782,142
Zayo Group LLC/Capital, Inc.
05/15/2025	6.375%	1,478,000	1,592,589
Zayo Group LLC/Capital, Inc.(b)
01/15/2027	5.750%	9,836,000	10,371,865
Total			29,636,636
Total Corporate Bonds & Notes (Cost $864,663,661)			868,210,741

Foreign Government Obligations(n) 0.9%

Canada 0.0%
NOVA Chemicals Corp.(b)
06/01/2024	4.875%	152,000	154,571
Chile 0.1%
Chile Government International Bond
10/30/2022	2.250%	2,900,000	2,875,388
Mexico 0.3%
Mexico Government International Bond
03/15/2022	3.625%	4,114,000	4,288,236
03/08/2044	4.750%	1,013,000	1,011,553

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Total Return Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Foreign Government Obligations(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Petroleos Mexicanos(b)
03/13/2027	6.500%	2,241,000	2,444,978
Petroleos Mexicanos
09/21/2047	6.750%	95,000	97,913
Total			7,842,680
Panama 0.1%
Panama Government International Bond
01/26/2036	6.700%	1,235,000	1,633,965
Peru 0.1%
Peruvian Government International Bond
03/14/2037	6.550%	2,120,000	2,859,613
Philippines 0.1%
Philippine Government International Bond
10/23/2034	6.375%	525,000	703,493
Qatar 0.2%
Nakilat, Inc.(b)
12/31/2033	6.067%	2,293,000	2,691,175
Ras Laffan Liquefied Natural Gas Co., Ltd. II(b)
09/30/2020	5.298%	2,115,422	2,189,863
Total			4,881,038
Total Foreign Government Obligations (Cost $19,362,915)			20,950,748

Municipal Bonds 1.3%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 0.3%
City of Chicago
Unlimited Tax General Obligation Bonds
Series 2011-C1
01/01/2035	7.781%	545,000	647,978
Series 2015B
01/01/2033	7.375%	415,000	479,699
Unlimited Tax General Obligation Refunding Bonds
Series 2014B
01/01/2044	6.314%	705,000	752,728
Los Angeles Unified School District
Unlimited General Obligation Bonds
Taxable Build America Bonds
Series 2009
07/01/2034	5.750%	3,500,000	4,486,020
Total			6,366,425
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sales Tax 0.2%
Central Puget Sound Regional Transit Authority
Revenue Bonds
Green Bonds
Series 2016S-1
11/01/2046	5.000%	1,815,000	2,435,948
Puerto Rico Sales Tax Financing Corp.(m),(o)
Revenue Bonds
1st Senior Series 2009C
08/01/2057	0.000%	1,010,000	429,250
Subordinated Revenue Bonds
1st Series 2009A-1
08/01/2043	0.000%	4,335,000	655,669
1st Series 2009B
08/01/2044	0.000%	1,020,000	154,275
1st Series 2010C
08/01/2041	0.000%	4,205,000	636,006
Total			4,311,148
Special Non Property Tax 0.2%
JobsOhio Beverage System
Taxable Revenue Bonds
Series 2013B
01/01/2035	4.532%	3,945,000	4,323,759
State General Obligation 0.6%
State of Texas
Unlimited General Obligation Refunding Bonds
Transportation Commission Mobility Fund
Series 2017
10/01/2033	5.000%	4,345,000	5,284,997
10/01/2034	5.000%	8,230,000	9,954,267
Total			15,239,264
Water & Sewer 0.0%
City of Chicago Waterworks
Revenue Bonds
Build America Bonds
Series 2010
11/01/2040	6.742%	840,000	1,087,204
Total Municipal Bonds (Cost $33,858,362)			31,327,800

Preferred Debt 0.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 0.6%
M&T Bank Corp.(l)
12/31/2049	6.375%	7,423	7,831,265
12/31/2049	6.375%	1,660	1,817,766

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2017	19

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Preferred Debt (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
State Street Corp.(l)
12/31/2049	5.350%	86,965	2,365,448
12/31/2049	5.900%	64,890	1,798,102
Total			13,812,581
Property & Casualty 0.0%
Allstate Corp. (The)(l)
01/15/2053	5.100%	20,380	543,739
Total Preferred Debt (Cost $13,444,037)			14,356,320

Preferred Stocks 0.1%
Issuer	Coupon Rate	Shares	Value ($)
Financials 0.1%
Banks 0.1%
Bank of America Corp.	6.204%	51,000	1,318,860
Total Financials			1,318,860
Total Preferred Stocks (Cost $1,312,230)			1,318,860

Residential Mortgage-Backed Securities - Agency(p) 22.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
04/01/2021	9.000%	547	552
03/01/2022- 11/01/2026	8.500%	58,933	65,294
08/01/2024- 02/01/2025	8.000%	50,534	55,136
10/01/2028- 07/01/2032	7.000%	642,122	726,205
10/01/2031- 07/01/2037	6.000%	1,953,601	2,244,950
04/01/2033- 06/01/2033	5.500%	1,388,786	1,573,135
01/01/2046- 12/01/2046	3.500%	36,329,975	37,460,178
04/01/2046- 06/01/2046	4.000%	33,008,572	34,647,547
Federal Home Loan Mortgage Corp.(a),(i)
CMO Series 3922 Class SH
1-month USD LIBOR + 5.900% 09/15/2041	4.661%	1,218,510	171,580
CMO Series 4097 Class ST
1-month USD LIBOR + 6.050% 08/15/2042	4.811%	2,492,241	462,932
CMO STRIPS Series 309 Class S4
1-month USD LIBOR + 5.970% 08/15/2043	4.731%	1,403,588	272,996
Residential Mortgage-Backed Securities - Agency(p) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(i)
CMO Series 4176 Class BI
03/15/2043	3.500%	3,114,606	567,941
CMO Series 4182 Class DI
05/15/2039	3.500%	9,708,074	1,095,674
Federal Home Loan Mortgage Corp.(h),(i)
CMO Series 4620 Class AS
11/15/2042	1.656%	3,282,778	192,930
Federal National Mortgage Association
09/01/2018	10.000%	1,532	1,543
04/01/2023	8.500%	2,528	2,548
06/01/2024	9.000%	8,805	9,402
02/01/2025- 08/01/2027	8.000%	91,098	101,416
03/01/2026- 07/01/2038	7.000%	1,972,540	2,275,380
04/01/2027- 06/01/2032	7.500%	173,281	193,613
05/01/2029- 08/01/2038	6.000%	11,213,925	12,696,584
12/01/2030- 12/01/2043	3.000%	36,557,151	37,004,993
01/01/2031	2.500%	8,423,520	8,490,833
03/01/2033- 01/01/2040	5.500%	4,518,393	5,058,118
08/01/2040- 05/01/2041	5.000%	11,546,637	12,542,809
10/01/2040- 04/01/2047	4.500%	21,261,180	22,790,625
05/01/2043- 11/01/2046	3.500%	59,755,665	61,751,844
08/01/2043- 06/01/2047	4.000%	22,283,703	23,480,238
CMO Series 2017-72 Class B
09/25/2047	3.000%	19,275,305	19,527,582
Federal National Mortgage Association(a)
6-month USD LIBOR + 0.000% 06/01/2032	2.790%	3,520	3,531
1-year CMT + 0.000% 07/01/2037	3.367%	117,961	117,496
Federal National Mortgage Association(g)
11/16/2032	2.500%	27,000,000	27,122,342
11/16/2032	3.000%	47,000,000	48,160,312
11/13/2047	4.000%	23,000,000	24,141,016
Federal National Mortgage Association(q)
02/01/2046	3.500%	24,031,259	24,721,024
Federal National Mortgage Association(i)
CMO Series 2012-118 Class BI
12/25/2039	3.500%	4,981,427	682,926
Federal National Mortgage Association(a),(i)
CMO Series 2013-101 Class CS
1-month USD LIBOR + 5.900% 10/25/2043	4.662%	6,058,976	1,292,992

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Total Return Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Agency(p) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2014-93 Class ES
1-month USD LIBOR + 6.150% 01/25/2045	4.912%	3,367,933	639,022
CMO Series 2016-31 Class VS
1-month USD LIBOR + 6.000% 06/25/2046	4.762%	3,372,760	653,992
CMO Series 2016-45 Class AS
1-month USD LIBOR + 6.000% 07/25/2046	4.762%	5,333,402	1,227,088
CMO Series 2017-8 Class SB
1-month USD LIBOR + 6.100% 02/25/2047	4.862%	1,742,139	302,047
CMO Series 416 Class S1
1-month USD LIBOR + 6.100% 11/25/2042	4.862%	3,486,761	647,665
Federal National Mortgage Association(r)
CMO STRIPS Series 43 Class 1
09/25/2018	0.000%	236	234
Government National Mortgage Association
12/15/2023- 07/20/2028	7.500%	156,188	173,261
02/15/2025	8.500%	17,064	19,289
01/15/2030	7.000%	198,962	231,984
Government National Mortgage Association(a)
1-year CMT + 0.000% 07/20/2025	2.125%	17,016	17,429
Government National Mortgage Association(g)
11/20/2047	3.500%	64,500,000	66,916,228
11/20/2047	4.000%	60,000,000	63,000,000
Government National Mortgage Association(i)
CMO Series 2014-184 Class CI
11/16/2041	3.500%	7,517,826	1,204,225
Total Residential Mortgage-Backed Securities - Agency (Cost $545,394,636)			546,738,681

Residential Mortgage-Backed Securities - Non-Agency 5.6%

Ajax Mortgage Loan Trust(b)
CMO Series 2016-C Class A
10/25/2057	4.000%	1,406,011	1,408,355
CMO Series 2017-A Class A
04/25/2057	3.470%	4,156,738	4,165,281
American Mortgage Trust(c),(f),(h)
CMO Series 2093-3 Class 3A
07/27/2023	8.188%	2,141	1,298
Angel Oak Mortgage Trust LLC(b)
Series 2015-1
11/25/2045	4.500%	234,748	234,320
11/25/2045	5.500%	1,500,000	1,495,653
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ASG Resecuritization Trust(b),(h)
CMO Series 2009-2 Class G70
05/24/2036	3.294%	2,266,736	2,262,482
CMO Series 2009-2 Class G75
05/24/2036	3.294%	4,335,000	4,307,797
Bayview Opportunity Master Fund IIIa Trust(b)
CMO Series 2017-RN7 Class A1
09/28/2032	3.105%	4,740,974	4,744,877
Bayview Opportunity Master Fund IIIb Trust(b)
CMO Series 2017-RN3 Class A1
05/28/2032	3.228%	2,991,883	2,995,492
Bayview Opportunity Master Fund IVA Trust(b)
Subordinated, CMO Series 2016-SPL1 Class B3
04/28/2055	5.500%	1,000,000	1,054,172
Bayview Opportunity Master Fund IVb Trust(b)
CMO Series 2017-RPL1 Class A1
07/28/2032	3.105%	4,052,923	4,044,809
BCAP LLC Trust(b),(h)
CMO Series 2010-RR11 Class 8A1
05/27/2037	3.529%	2,915,838	2,911,311
CMO Series 2012-RR10 Class 9A1
10/26/2035	3.479%	335,742	337,933
CMO Series 2014-RR3 Class 3A1
07/26/2036	1.374%	152,906	151,410
BCAP LLC Trust(b)
CMO Series 2013-RR5 Class 1A1
10/26/2036	3.500%	783,504	782,349
CMO Series 2013-RR5 Class 3A1
09/26/2036	3.500%	1,672,713	1,668,635
CAM Mortgage Trust(b)
CMO Series 2016-1 Class A
01/15/2056	4.000%	88,117	88,149
CIM Trust(b)
CMO Series 2017-6 Class A1
06/25/2057	3.015%	7,363,804	7,295,454
Citigroup Mortgage Loan Trust(b)
Subordinated CMO Series 2014-C Class B1
02/25/2054	4.250%	5,000,000	5,050,020
Citigroup Mortgage Loan Trust, Inc.(b),(h)
CMO Series 2012-7 Class 12A1
03/25/2036	3.257%	173,939	173,919
CMO Series 2012-9 Class 1A1
02/20/2036	3.244%	300,967	300,558
CMO Series 2013-11 Class 3A3
09/25/2034	3.495%	753,132	736,979
CMO Series 2013-2 Class 1A1
11/25/2037	3.601%	1,221,483	1,227,535

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2017	21

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2014-12 Class 3A1
10/25/2035	3.728%	4,042,518	4,091,683
CMO Series 2014-C Class A
02/25/2054	3.250%	872,323	868,502
CMO Series 2015-A Class A4
06/25/2058	4.250%	2,663,330	2,736,815
CMO Series 2015-A Class B3
06/25/2058	4.500%	946,499	892,128
Citigroup Mortgage Loan Trust, Inc.(a),(b)
CMO Series 2014-11 Class 3A3
1-month USD LIBOR + 0.160% 09/25/2036	1.397%	601,000	584,039
CMO Series 2014-2 Class 3A3
1-month USD LIBOR + 0.140% 08/25/2037	1.377%	97,852	98,343
Citigroup Mortgage Loan Trust, Inc.(b),(i)
CMO Series 2015-A Class A1IO
06/25/2058	1.000%	12,806,932	304,737
COLT LLC(a),(b),(c)
CMO Series 15-1 Class A2
1-month USD LIBOR + 3.750% 12/26/2045	4.988%	238,761	238,611
COLT Mortgage Loan Trust(b)
CMO Series 2016-1 Class A2
05/25/2046	3.500%	424,961	427,856
COLT Mortgage Loan Trust(b),(h)
CMO Series 2017-2 Class B1
10/25/2047	4.563%	1,000,000	992,985
Countrywide Home Equity Loan Trust
CMO Series 2007-S2 Class A3 (NPFGC)
05/25/2037	5.813%	566,389	565,409
CMO Series 2007-S2 Class A6 (NPFGC)
05/25/2037	5.779%	438,443	446,700
Credit Suisse Mortgage Capital Certificates(b),(h)
CMO Series 2009-14R Class 4A9
10/26/2035	3.479%	7,740,000	7,766,944
CMO Series 2011-12R Class 3A1
07/27/2036	3.293%	1,639,174	1,639,531
CMO Series 2014-RPL4 Class A1
08/25/2062	3.625%	7,233,876	7,426,463
CMO Series 2014-RPL4 Class A2
08/25/2062	4.731%	3,500,000	3,502,603
Credit Suisse Mortgage Capital Certificates(b)
CMO Series 2010-9R Class 1A5
08/27/2037	4.000%	966,503	983,294
Credit Suisse Mortgage Capital Certificates(a),(b),(c)
CMO Series 2012-11 Class 3A2
1-month USD LIBOR + 1.000% 06/29/2047	2.242%	136,431	126,444
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSMC Trust(b),(h)
CMO Series 2015-RPL1 Class A2
02/25/2057	4.644%	1,600,000	1,603,950
Deephaven Residential Mortgage Trust(b),(h)
CMO Series 2017-2A Class M1
06/25/2047	3.897%	500,000	504,156
Deephaven Residential Mortgage Trust(b),(c)
Series 2016-1A Class A2
07/25/2046	5.500%	1,151,811	1,139,413
GCAT LLC(b)
CMO Series 20 17-2 Class A1
04/25/2047	3.500%	5,504,176	5,516,245
CMO Series 2017-3 Class A1
04/25/2047	3.352%	5,436,154	5,444,304
JPMorgan Resecuritization Trust(b),(h)
CMO Series 2014-1 Class 1016
03/26/2036	3.212%	4,056,589	4,040,875
JPMorgan Resecuritization Trust(b)
CMO Series 2014-5 Class 6A
09/27/2036	4.000%	1,560,036	1,566,376
Legacy Mortgage Asset Trust(b)
CMO Series 2017-GS1 Class A1
01/25/2057	3.500%	5,836,492	5,808,481
CMO Series 2017-GS1 Class A2
01/25/2057	3.500%	1,298,000	1,241,554
Morgan Stanley Re-Remic Trust(b),(h)
CMO Series 2010-R1 Class 2B
07/26/2035	3.504%	1,379,388	1,381,448
Nomura Asset Acceptance Corp. Alternative Loan Trust(h)
CMO Series 2007-1 Class 1A3 (AGM)
03/25/2047	5.957%	297,335	298,587
CMO Series 2007-1 Class 1A4 (AGM)
03/25/2047	6.138%	1,883,866	1,891,517
Nomura Resecuritization Trust(a),(b)
CMO Series 2014-6R Class 3A1
1-month USD LIBOR + 0.260% 01/26/2036	1.497%	2,864,552	2,776,541
Oaktown Re Ltd.(a),(b),(c)
CMO Series 2017-1A Class M1
1-month USD LIBOR + 2.250% 04/25/2027	3.488%	6,231,173	6,254,540
PennyMac Mortgage Investment Trust(a),(b),(c)
CMO Series 2017-GT1 Class A
1-month USD LIBOR + 4.750% 02/25/2050	5.988%	1,500,000	1,500,000
PNMAC GMSR Issuer Trust(a),(b),(c)
CMO Series 2017-GT2 Class A
1-month USD LIBOR + 4.000% 08/25/2023	5.231%	1,900,000	1,900,000

The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Total Return Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Preston Ridge Partners Mortgage LLC(b)
CMO Series 2017-2A Class A2
09/25/2022	5.000%	4,500,000	4,345,813
SGR Residential Mortgage Trust(b)
CMO Series 2016-1 Class A1
11/25/2046	3.750%	663,586	659,546
Sunset Mortgage Loan Co., LLC(b)
CMO Series 2017-NPL1 Class A
06/16/2047	3.500%	972,710	975,180
Vericrest Opportunity Loan Transferee LXII LLC(b)
CMO Series 2017-NPL9 Class A1
09/25/2047	3.125%	2,482,315	2,484,085
Verus Securitization Trust(b),(h)
CMO Series 2017-2A Class B1
07/25/2047	3.700%	1,500,000	1,499,682
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $133,219,269)			133,964,168

Senior Loans 0.0%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Consumer Products 0.0%
Serta Simmons Bedding LLC(a),(s)
2nd Lien Term Loan
3-month USD LIBOR + 8.000% 11/08/2024	9.312%	171,615	162,176
Technology 0.0%
Ancestry.com Operations, Inc.(a),(s)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 10/19/2024	9.490%	144,436	147,686
Ascend Learning LLC(a),(s)
Term Loan
3-month USD LIBOR + 3.250% 07/12/2024	4.492%	29,000	29,230
DigiCert Holdings, Inc.(a),(s),(t)
1st Lien Term Loan
3-month USD LIBOR + 4.750% 09/20/2024	0.000%	153,000	154,657
Information Resources, Inc.(a),(s)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 01/20/2025	9.617%	177,000	177,221
Kronos, Inc.(a),(s)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 11/01/2024	9.627%	136,000	139,846
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Misys Ltd.(a),(s)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 06/13/2024	4.817%	94,908	94,525
Total			743,165
Total Senior Loans (Cost $896,541)			905,341

U.S. Government & Agency Obligations 1.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Residual Funding Corp.(e)
STRIPS
01/15/2030	0.000%	22,716,000	15,581,063
04/15/2030	0.000%	20,573,000	14,305,045
Total U.S. Government & Agency Obligations (Cost $29,847,513)			29,886,108

U.S. Treasury Obligations 16.2%

U.S. Treasury
11/30/2017	0.875%	77,045,000	77,042,088
10/31/2019	1.500%	55,047,000	54,948,017
08/15/2020	1.500%	7,718,000	7,674,864
10/15/2020	1.625%	15,530,000	15,488,422
09/30/2022	1.875%	34,645,000	34,424,969
05/15/2047	3.000%	46,877,300	48,059,141
U.S. Treasury(g)
10/31/2022	2.000%	47,973,000	47,950,679
10/31/2024	2.250%	32,169,000	32,215,279
U.S. Treasury(q)
08/15/2027	2.250%	31,468,500	31,125,369
U.S. Treasury(e),(q)
STRIPS
05/15/2043	0.000%	53,889,000	25,624,640
U.S. Treasury(e)
STRIPS
02/15/2045	0.000%	33,260,000	14,970,898
Total U.S. Treasury Obligations (Cost $386,810,653)			389,524,366

Options Purchased Calls 0.0%
Value ($)
(Cost $66,250)	5,165

Options Purchased Puts 0.0%

(Cost $508,500)	278,226

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2017	23

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(u),(v)	34,326,086	34,326,086
Total Money Market Funds (Cost $34,326,060)		34,326,086
Total Investments (Cost: $2,640,964,854)		2,646,095,746
Other Assets & Liabilities, Net		(248,096,732)
Net Assets		2,397,999,014
At October 31, 2017, securities and/or cash totaling $23,666,553 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	343	12/2017	USD	43,140,780	62,084	—
U.S. Treasury 5-Year Note	1,339	12/2017	USD	157,610,784	—	(810,327)
U.S. Treasury Ultra 10-Year Note	126	12/2017	USD	17,101,136	—	(108,751)
Total					62,084	(919,078)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(11)	12/2017	USD	(1,701,040)	—	(1,050)
U.S. Treasury 2-Year Note	(167)	12/2017	USD	(36,054,724)	179,475	—
U.S. Ultra Bond	(255)	12/2017	USD	(42,924,604)	820,233	—
Total					999,708	(1,050)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	25,000,000	25,000,000	1.50	03/2018	66,250	5,165

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
5-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	45,000,000	45,000,000	2.30	05/2018	508,500	278,226

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Eastman Chemical Co.	Barclays	12/20/2022	1.000	Quarterly	USD	7,705,000	(209,088)	(8,989)	—	(192,574)	—	(25,503)
Home Depot, Inc.	Barclays	12/20/2022	1.000	Quarterly	USD	17,958,000	(687,438)	(20,951)	—	(640,104)	—	(68,285)
International Business Machines Corp.	Barclays	12/20/2022	1.000	Quarterly	USD	2,566,000	(85,208)	(2,994)	—	(78,506)	—	(9,696)
McDonald’s Corp.	Barclays	12/20/2022	1.000	Quarterly	USD	2,140,000	(80,834)	(2,497)	—	(74,923)	—	(8,408)
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Total Return Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Credit default swap contracts - buy protection (continued)
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
PulteGroup, Inc.	Barclays	12/20/2022	5.000	Quarterly	USD	2,566,000	(519,320)	(14,968)	—	(473,091)	—	(61,197)
Weyerhaeuser Co.	Barclays	06/20/2022	1.000	Quarterly	USD	6,210,000	(173,678)	(7,245)	—	(159,033)	—	(21,890)
Carnival Corp.	Citi	12/20/2022	1.000	Quarterly	USD	6,433,000	(229,683)	(7,505)	—	(212,523)	—	(24,665)
Energy Transfer Partners LP	Citi	12/20/2021	1.000	Quarterly	USD	1,520,000	(28,731)	(1,773)	49,580	—	—	(80,084)
Energy Transfer Partners LP	Citi	12/20/2021	1.000	Quarterly	USD	3,040,000	(57,460)	(3,547)	91,465	—	—	(152,472)
International Business Machines Corp.	Citi	12/20/2022	1.000	Quarterly	USD	7,698,000	(255,624)	(8,981)	—	(241,327)	—	(23,278)
Lowe’s Companies, Inc.	Citi	12/20/2022	1.000	Quarterly	USD	7,692,000	(289,028)	(8,974)	—	(263,721)	—	(34,281)
Markit CDX Emerging Markets Index, Series 28	Citi	12/20/2022	1.000	Quarterly	USD	20,053,846	693,823	(23,396)	856,084	—	—	(185,657)
Markit CDX Emerging Markets Index, Series 28	Citi	12/20/2022	1.000	Quarterly	USD	26,704,389	923,920	(31,155)	1,111,230	—	—	(218,465)
Markit CDX Emerging Markets Index, Series 28	Citi	12/20/2022	1.000	Quarterly	USD	30,361,765	1,050,458	(35,422)	1,308,013	—	—	(292,977)
Time Warner, Inc.	Citi	12/20/2022	1.000	Quarterly	USD	7,685,000	(196,225)	(8,966)	—	(189,984)	—	(15,207)
Carnival Corp.	Credit Suisse	12/20/2022	1.000	Quarterly	USD	5,070,000	(181,020)	(5,915)	—	(167,950)	—	(18,985)
International Business Machines Corp.	Credit Suisse	12/20/2022	1.000	Quarterly	USD	5,131,000	(170,383)	(5,986)	—	(153,031)	—	(23,338)
Lowe’s Companies, Inc.	Credit Suisse	12/20/2022	1.000	Quarterly	USD	5,128,000	(192,685)	(5,983)	—	(173,226)	—	(25,442)
Carnival Corp.	Goldman Sachs International	12/20/2022	1.000	Quarterly	USD	6,432,000	(229,648)	(7,504)	—	(217,356)	—	(19,796)
Eastman Chemical Co.	Goldman Sachs International	06/20/2022	1.000	Quarterly	USD	3,865,000	(105,894)	(4,509)	—	(95,624)	—	(14,779)
Energy Transfer Partners LP	Goldman Sachs International	12/20/2021	1.000	Quarterly	USD	1,520,000	(28,731)	(1,773)	45,776	—	—	(76,280)
Energy Transfer Partners LP	Goldman Sachs International	12/20/2021	1.000	Quarterly	USD	4,560,000	(86,192)	(5,320)	120,538	—	—	(212,050)
General Electric Co.	Goldman Sachs International	06/20/2022	1.000	Quarterly	USD	6,210,000	(159,068)	(7,245)	—	(187,264)	20,951	—
General Mills, Inc.	Goldman Sachs International	12/20/2022	1.000	Quarterly	USD	3,690,000	(110,634)	(4,305)	—	(106,124)	—	(8,815)
General Mills, Inc.	Goldman Sachs International	12/20/2022	1.000	Quarterly	USD	6,430,000	(192,786)	(7,502)	—	(172,294)	—	(27,994)
General Motors Co.	Goldman Sachs International	06/20/2022	5.000	Quarterly	USD	6,530,000	(1,237,059)	(38,092)	—	(1,016,088)	—	(259,063)
Home Depot, Inc.	Goldman Sachs International	12/20/2022	1.000	Quarterly	USD	12,827,000	(491,021)	(14,965)	—	(453,714)	—	(52,272)
Lincoln National Corp.	Goldman Sachs International	12/20/2022	1.000	Quarterly	USD	5,145,000	(115,144)	(6,003)	—	(56,789)	—	(64,358)
McDonald’s Corp.	Goldman Sachs International	12/20/2022	1.000	Quarterly	USD	8,980,000	(339,202)	(10,477)	—	(315,364)	—	(34,315)
PulteGroup, Inc.	Goldman Sachs International	12/20/2022	5.000	Quarterly	USD	5,131,000	(1,038,439)	(29,931)	—	(948,838)	—	(119,532)
Twenty-First Century Fox, Inc.	Goldman Sachs International	12/20/2022	1.000	Quarterly	USD	7,685,000	(217,560)	(8,966)	—	(220,706)	—	(5,820)
Walt Disney Co. (The)	Goldman Sachs International	12/20/2022	1.000	Quarterly	USD	6,415,000	(203,331)	(7,484)	—	(197,877)	—	(12,938)
American International Group, Inc.	JPMorgan	12/20/2022	1.000	Quarterly	USD	6,430,000	(146,723)	(7,502)	—	(127,519)	—	(26,706)
Carnival Corp.	JPMorgan	12/20/2022	1.000	Quarterly	USD	5,070,000	(181,020)	(5,915)	—	(171,508)	—	(15,427)
Eastman Chemical Co.	JPMorgan	06/20/2022	1.000	Quarterly	USD	6,480,000	(177,539)	(7,560)	—	(116,194)	—	(68,905)
Energy Transfer Partners LP	JPMorgan	12/20/2021	1.000	Quarterly	USD	1,520,000	(28,731)	(1,773)	53,955	—	—	(84,459)
General Electric Co.	JPMorgan	12/20/2022	1.000	Quarterly	USD	6,210,000	(158,754)	(7,245)	—	(187,398)	21,399	—
McDonald’s Corp.	JPMorgan	12/20/2022	1.000	Quarterly	USD	7,690,000	(290,475)	(8,972)	—	(271,419)	—	(28,028)
PulteGroup, Inc.	JPMorgan	12/20/2022	5.000	Quarterly	USD	7,698,000	(1,557,962)	(44,905)	—	(1,406,515)	—	(196,352)
Time Warner, Inc.	JPMorgan	06/20/2022	1.000	Quarterly	USD	4,958,000	(128,698)	(5,784)	—	(133,733)	—	(749)
Toll Brothers, Inc.	JPMorgan	12/20/2022	1.000	Quarterly	USD	14,765,000	(204,323)	(17,226)	35,098	—	—	(256,647)
Valero Energy Corp.	JPMorgan	06/20/2022	1.000	Quarterly	USD	11,770,000	(333,112)	(13,732)	69,836	—	—	(416,680)
Weyerhaeuser Co.	JPMorgan	06/20/2022	1.000	Quarterly	USD	2,565,000	(71,736)	(2,993)	—	(68,051)	—	(6,678)
Weyerhaeuser Co.	JPMorgan	06/20/2022	1.000	Quarterly	USD	3,300,000	(92,292)	(3,850)	—	(87,516)	—	(8,626)
Weyerhaeuser Co.	JPMorgan	12/20/2022	1.000	Quarterly	USD	2,565,000	(72,413)	(2,993)	—	(59,254)	—	(16,152)
Total								(489,773)	3,741,575	(9,637,138)	42,350	(3,323,251)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2017	25

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 29	Morgan Stanley	12/20/2022	5.000	Quarterly	USD	112,075,000	(1,777,053)	—	—	—	(1,777,053)
Markit CDX North America Investment Grade Index, Series 29	Morgan Stanley	12/20/2022	1.000	Quarterly	USD	140,663,000	(542,580)	—	—	—	(542,580)
Total							(2,319,633)	—	—	—	(2,319,633)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Anadarko Petroleum Corp.	Barclays	12/20/2020	1.000	Quarterly	0.490	USD	6,235,000	97,340	7,274	—	(390,368)	494,982	—
Anadarko Petroleum Corp.	Barclays	06/20/2021	1.000	Quarterly	0.664	USD	3,080,000	36,382	3,593	—	(246,846)	286,821	—
Bank of America Corp.	Barclays	06/20/2018	1.000	Quarterly	0.121	USD	15,565,000	87,554	18,159	59,838	—	45,875	—
Canadian Natural Resources Ltd.	Barclays	12/20/2020	1.000	Quarterly	0.359	USD	3,120,000	61,396	3,640	—	(240,721)	305,757	—
Citigroup, Inc.	Barclays	06/20/2018	1.000	Quarterly	0.126	USD	15,340,000	85,788	17,897	49,288	—	54,397	—
Frontier Communications Corp.	Barclays	06/20/2018	5.000	Quarterly	4.289	USD	1,285,000	5,730	7,496	—	(8,433)	21,659	—
Frontier Communications Corp.	Barclays	06/20/2019	5.000	Quarterly	6.828	USD	2,595,000	(71,966)	15,137	109,373	—	—	(166,202)
iStar, Inc.	Barclays	06/20/2020	5.000	Quarterly	1.124	USD	2,435,000	242,315	14,204	239,179	—	17,340	—
JPMorgan Chase & Co.	Barclays	06/20/2019	1.000	Quarterly	0.220	USD	13,035,000	165,531	15,207	149,565	—	31,173	—
JPMorgan Chase & Co.	Barclays	06/20/2019	1.000	Quarterly	0.220	USD	6,510,000	82,670	7,595	76,859	—	13,406	—
JPMorgan Chase & Co.	Barclays	06/20/2019	1.000	Quarterly	0.220	USD	6,510,000	82,670	7,595	76,859	—	13,406	—
Navient Corp.	Barclays	06/20/2020	5.000	Quarterly	1.074	USD	2,595,000	261,917	15,137	182,007	—	95,047	—
Navient Corp.	Barclays	06/20/2020	5.000	Quarterly	1.074	USD	1,095,000	110,519	6,388	93,224	—	23,683	—
Sherwin-Williams Co. (The)	Barclays	12/20/2022	1.000	Quarterly	0.612	USD	7,705,000	145,713	8,989	131,837	—	22,865	—
Valeant Pharmaceuticals International, Inc.	Barclays	06/20/2019	5.000	Quarterly	2.666	USD	2,595,000	96,453	15,137	—	(24,814)	136,404	—
Verizon Communications, Inc.	Barclays	12/20/2017	1.000	Quarterly	0.198	USD	8,585,000	9,538	10,016	8,059	—	11,495	—
Whiting Petroleum Corp.	Barclays	06/20/2020	5.000	Quarterly	2.935	USD	2,175,000	109,799	12,688	105,054	—	17,433	—
Whiting Petroleum Corp.	Barclays	06/20/2020	5.000	Quarterly	2.935	USD	2,175,000	109,798	12,688	112,771	—	9,715	—
Centrica PLC	Citi	12/20/2022	1.000	Quarterly	0.643	USD	5,096,000	88,417	5,945	71,339	—	23,023	—
Centrica PLC	Citi	12/20/2022	1.000	Quarterly	0.643	USD	2,563,000	44,469	2,990	40,685	—	6,774	—
Centrica PLC	Citi	12/20/2022	1.000	Quarterly	0.643	USD	2,562,000	44,451	2,989	40,674	—	6,766	—
FirstEnergy Corp.	Citi	06/20/2022	1.000	Quarterly	0.740	USD	6,430,000	73,787	7,502	78,768	—	2,521	—
FirstEnergy Corp.	Citi	12/20/2022	1.000	Quarterly	0.843	USD	2,560,000	19,413	2,987	20,793	—	1,607	—
Freeport-McMoRan, Inc.	Citi	06/20/2020	1.000	Quarterly	0.686	USD	2,305,000	18,710	2,689	—	(35,156)	56,555	—
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Total Return Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Credit default swap contracts - sell protection (continued)
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Glencore PLC	Citi	06/20/2019	5.000	Quarterly	0.313	USD	2,445,000	186,521	14,263	174,286	—	26,498	—
JPMorgan Chase & Co.	Citi	06/20/2019	1.000	Quarterly	0.220	USD	5,210,000	66,162	6,078	61,496	—	10,744	—
Markit CMBX North America Index, Series 10 BBB	Citi	11/17/2059	3.000	Monthly	4.561	USD	1,000,000	(105,997)	583	—	(117,211)	11,797	—
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	4.561	USD	1,000,000	(105,997)	583	—	(117,755)	12,341	—
Plains All American Pipeline LP	Citi	12/20/2021	1.000	Quarterly	1.091	USD	3,040,000	(10,835)	3,547	—	(107,923)	100,635	—
Verizon Communications, Inc.	Citi	12/20/2022	1.000	Quarterly	0.640	USD	12,848,000	224,238	14,989	223,019	—	16,208	—
Whiting Petroleum Corp.	Citi	06/20/2020	5.000	Quarterly	2.935	USD	1,290,000	65,122	7,525	—	—	72,647	—
Whiting Petroleum Corp.	Citi	06/20/2020	5.000	Quarterly	2.935	USD	1,285,000	64,870	7,496	45,814	—	26,552	—
CVS Health Corp.	Credit Suisse	12/20/2022	1.000	Quarterly	0.615	USD	7,690,000	144,337	8,972	187,654	—	—	(34,345)
DISH DBS Corp.	Credit Suisse	12/20/2022	5.000	Quarterly	3.297	USD	2,562,000	181,605	14,945	215,186	—	—	(18,636)
Markit CMBX North America Index, Series 6 BBB-	Credit Suisse	05/11/2063	3.000	Monthly	7.306	USD	1,000,000	(168,200)	583	—	(107,522)	—	(60,095)
Markit CMBX North America Index, Series 7 BBB-	Credit Suisse	01/17/2047	3.000	Monthly	5.409	USD	7,500,000	(875,525)	4,375	—	(632,031)	—	(239,119)
Markit CMBX North America Index, Series 7 BBB-	Credit Suisse	01/17/2047	3.000	Monthly	5.409	USD	7,500,000	(875,525)	4,375	—	(561,083)	—	(310,067)
Markit CMBX North America Index, Series 7 BBB-	Credit Suisse	01/17/2047	3.000	Monthly	5.409	USD	6,000,000	(700,419)	3,500	—	(384,583)	—	(312,336)
Target Corp.	Credit Suisse	12/20/2022	1.000	Quarterly	0.514	USD	5,128,000	121,731	5,983	100,431	—	27,283	—
Weatherford International Ltd.	Credit Suisse	06/20/2020	1.000	Quarterly	3.310	USD	520,000	(29,783)	607	—	(18,487)	—	(10,689)
Anadarko Petroleum Corp.	Goldman Sachs International	06/20/2020	1.000	Quarterly	0.393	USD	4,610,000	72,551	5,378	53,305	—	24,624	—
Anadarko Petroleum Corp.	Goldman Sachs International	12/20/2020	1.000	Quarterly	0.490	USD	3,120,000	48,709	3,640	—	(214,841)	267,190	—
Anadarko Petroleum Corp.	Goldman Sachs International	12/20/2020	1.000	Quarterly	0.490	USD	3,120,000	48,709	3,640	—	(214,511)	266,860	—
AT&T, Inc.	Goldman Sachs International	12/20/2017	1.000	Quarterly	0.116	USD	13,015,000	15,956	15,184	12,340	—	18,800	—
Avis Budget Car Rental LLC/Finance, Inc.	Goldman Sachs International	06/20/2020	5.000	Quarterly	1.122	USD	1,285,000	127,847	7,496	85,023	—	50,320	—
Berkshire Hathaway, Inc.	Goldman Sachs International	12/20/2022	1.000	Quarterly	0.543	USD	5,145,000	114,595	6,003	100,768	—	19,830	—
Canadian Natural Resources Ltd.	Goldman Sachs International	06/20/2020	1.000	Quarterly	0.291	USD	4,865,000	89,617	5,676	62,583	—	32,710	—
Centrica PLC	Goldman Sachs International	12/20/2022	1.000	Quarterly	0.643	USD	5,096,000	88,418	5,945	83,666	—	10,697	—
Citigroup, Inc.	Goldman Sachs International	06/20/2018	1.000	Quarterly	0.126	USD	7,800,000	43,622	9,100	22,560	—	30,162	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2017	27

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Credit default swap contracts - sell protection (continued)
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
DISH DBS Corp.	Goldman Sachs International	06/20/2022	5.000	Quarterly	3.297	USD	2,570,000	182,171	14,992	242,387	—	—	(45,224)
DISH DBS Corp.	Goldman Sachs International	12/20/2022	5.000	Quarterly	3.297	USD	3,843,000	272,407	22,417	326,390	—	—	(31,566)
FirstEnergy Corp.	Goldman Sachs International	06/20/2022	1.000	Quarterly	0.740	USD	6,210,000	71,262	7,245	43,141	—	35,366	—
Ford Motor Co.	Goldman Sachs International	06/20/2022	5.000	Quarterly	0.682	USD	6,530,000	1,248,868	38,092	1,019,276	—	267,684	—
Freeport-McMoRan, Inc.	Goldman Sachs International	06/20/2020	1.000	Quarterly	0.686	USD	1,155,000	9,375	1,348	—	(21,310)	32,033	—
Freeport-McMoRan, Inc.	Goldman Sachs International	06/20/2020	1.000	Quarterly	0.686	USD	1,155,000	9,376	1,348	—	(21,290)	32,014	—
Glencore PLC	Goldman Sachs International	06/20/2019	5.000	Quarterly	0.313	USD	2,445,000	186,522	14,262	174,286	—	26,498	—
Hertz Corp. (The)	Goldman Sachs International	06/20/2019	5.000	Quarterly	3.478	USD	1,280,000	30,402	7,467	—	(1,338)	39,207	—
iStar, Inc.	Goldman Sachs International	06/20/2020	5.000	Quarterly	1.124	USD	735,000	73,142	4,288	67,573	—	9,857	—
JPMorgan Chase & Co.	Goldman Sachs International	06/20/2019	1.000	Quarterly	0.220	USD	13,035,000	165,531	15,207	149,565	—	31,173	—
Kroger Co. (The)	Goldman Sachs International	12/20/2022	1.000	Quarterly	1.060	USD	3,690,000	(10,592)	4,305	—	(21,803)	15,516	—
Kroger Co. (The)	Goldman Sachs International	12/20/2022	1.000	Quarterly	1.060	USD	6,430,000	(18,457)	7,502	—	(25,899)	14,944	—
Markit CMBX North America Index, Series 10 BBB-	Goldman Sachs International	11/17/2059	3.000	Monthly	4.561	USD	1,000,000	(105,997)	583	—	(113,352)	7,938	—
Markit CMBX North America Index, Series 6 BBB-	Goldman Sachs International	05/11/2063	3.000	Monthly	7.306	USD	2,250,000	(378,450)	1,313	—	(233,214)	—	(143,923)
Markit CMBX North America Index, Series 6 BBB-	Goldman Sachs International	05/11/2063	3.000	Monthly	7.306	USD	2,500,000	(420,499)	1,458	—	(220,962)	—	(198,079)
Markit CMBX North America Index, Series 6 BBB-	Goldman Sachs International	05/11/2063	3.000	Monthly	7.306	USD	3,100,000	(521,419)	1,808	—	(266,288)	—	(253,323)
Markit CMBX North America Index, Series 6 BBB-	Goldman Sachs International	05/11/2063	3.000	Monthly	7.306	USD	6,400,000	(1,076,477)	3,733	—	(517,029)	—	(555,715)
Newell Brands, Inc.	Goldman Sachs International	12/20/2022	1.000	Quarterly	0.609	USD	7,338,000	139,658	8,561	137,807	—	10,412	—
NRG Energy, Inc.	Goldman Sachs International	06/20/2020	5.000	Quarterly	0.637	USD	2,435,000	274,622	14,204	226,371	—	62,455	—
Rite Aid Corp.	Goldman Sachs International	06/20/2020	5.000	Quarterly	5.056	USD	2,185,000	(2,934)	12,746	177,025	—	—	(167,213)
Sherwin-Williams Co. (The)	Goldman Sachs International	06/20/2022	1.000	Quarterly	0.545	USD	3,865,000	77,920	4,509	78,230	—	4,199	—
Sprint Communications, Inc.	Goldman Sachs International	06/20/2020	5.000	Quarterly	1.146	USD	2,435,000	241,189	14,204	226,371	—	29,022	—
Targa Resources Partners LP/Finance Corp.	Goldman Sachs International	06/20/2020	1.000	Quarterly	0.511	USD	2,175,000	27,394	2,538	22,262	—	7,670	—
United Rentals North America, Inc.	Goldman Sachs International	06/20/2020	5.000	Quarterly	0.385	USD	2,445,000	292,490	14,263	269,283	—	37,470	—
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Total Return Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Credit default swap contracts - sell protection (continued)
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Verizon Communications, Inc.	Goldman Sachs International	06/20/2019	1.000	Quarterly	0.281	USD	4,865,000	56,947	5,676	48,797	—	13,826	—
Verizon Communications, Inc.	Goldman Sachs International	12/20/2022	1.000	Quarterly	0.640	USD	12,847,000	224,220	14,988	210,324	—	28,884	—
Viacom, Inc.	Goldman Sachs International	12/20/2022	1.000	Quarterly	1.638	USD	7,685,000	(233,256)	8,966	—	(265,135)	40,845	—
Weatherford International Ltd.	Goldman Sachs International	06/20/2020	1.000	Quarterly	3.310	USD	2,435,000	(139,462)	2,841	—	(89,351)	—	(47,270)
Ally Financial, Inc.	JPMorgan	06/20/2020	5.000	Quarterly	0.481	USD	3,900,000	456,423	22,750	357,709	—	121,464	—
Ally Financial, Inc.	JPMorgan	06/20/2020	5.000	Quarterly	0.481	USD	2,435,000	284,972	14,204	232,086	—	67,090	—
Anadarko Petroleum Corp.	JPMorgan	06/20/2021	1.000	Quarterly	0.664	USD	3,050,000	36,028	3,558	—	(193,090)	232,676	—
AT&T, Inc.	JPMorgan	06/20/2022	1.000	Quarterly	0.574	USD	5,055,000	95,404	5,898	57,290	—	44,012	—
Avis Budget Car Rental LLC/Finance, Inc.	JPMorgan	06/20/2020	5.000	Quarterly	1.122	USD	6,495,000	646,204	37,887	458,984	—	225,107	—
Avis Budget Car Rental LLC/Finance, Inc.	JPMorgan	06/20/2020	5.000	Quarterly	1.122	USD	2,185,000	217,390	12,746	107,298	—	122,838	—
Avis Budget Car Rental LLC/Finance, Inc.	JPMorgan	06/20/2020	5.000	Quarterly	1.122	USD	2,175,000	216,395	12,688	121,130	—	107,953	—
Bank of America Corp.	JPMorgan	06/20/2018	1.000	Quarterly	0.121	USD	23,480,000	132,077	27,393	78,346	—	81,124	—
Bank of America Corp.	JPMorgan	06/20/2021	1.000	Quarterly	0.339	USD	15,280,000	356,749	17,827	71,216	—	303,360	—
Berkshire Hathaway, Inc.	JPMorgan	12/20/2022	1.000	Quarterly	0.543	USD	6,430,000	143,217	7,502	127,519	—	23,200	—
Calpine Corp.	JPMorgan	06/20/2020	5.000	Quarterly	1.112	USD	3,900,000	389,353	22,750	368,473	—	43,630	—
Cenovus Energy, Inc.	JPMorgan	06/20/2018	1.000	Quarterly	0.472	USD	5,145,000	17,354	6,003	13,081	—	10,276	—
CenturyLink, Inc.	JPMorgan	06/20/2020	1.000	Quarterly	1.418	USD	2,435,000	(26,046)	2,841	—	—	—	(23,205)
CenturyLink, Inc.	JPMorgan	06/20/2020	1.000	Quarterly	1.418	USD	2,445,000	(26,154)	2,853	3,110	—	—	(26,411)
CenturyLink, Inc.	JPMorgan	06/20/2020	1.000	Quarterly	1.418	USD	3,900,000	(41,716)	4,550	—	(4,939)	—	(32,227)
Citigroup, Inc.	JPMorgan	06/20/2018	1.000	Quarterly	0.126	USD	23,350,000	130,584	27,242	92,744	—	65,082	—
Citigroup, Inc.	JPMorgan	06/20/2018	1.000	Quarterly	0.126	USD	15,280,000	85,452	17,827	55,855	—	47,424	—
Citigroup, Inc.	JPMorgan	06/20/2018	1.000	Quarterly	0.126	USD	7,825,000	43,761	9,129	27,105	—	25,785	—
CSC Holdings LLC	JPMorgan	06/20/2020	5.000	Quarterly	0.605	USD	3,900,000	443,214	22,750	407,680	—	58,284	—
CSC Holdings LLC	JPMorgan	06/20/2020	5.000	Quarterly	0.605	USD	2,435,000	276,725	14,204	267,920	—	23,009	—
DISH DBS Corp.	JPMorgan	06/20/2022	5.000	Quarterly	3.297	USD	6,565,000	465,352	38,296	760,308	—	—	(256,660)
Energy Transfer Equity LP	JPMorgan	06/20/2020	1.000	Quarterly	0.421	USD	3,900,000	58,355	4,550	14,895	—	48,010	—
Equinix, Inc.	JPMorgan	06/20/2020	1.000	Quarterly	0.384	USD	3,900,000	62,076	4,550	63,353	—	3,273	—
Freeport-McMoRan, Inc.	JPMorgan	06/20/2020	1.000	Quarterly	0.686	USD	3,900,000	31,658	4,550	—	(38,181)	74,389	—
Frontier Communications Corp.	JPMorgan	06/20/2019	5.000	Quarterly	6.828	USD	1,285,000	(35,637)	7,496	3,500	—	—	(31,641)
Frontier Communications Corp.	JPMorgan	06/20/2019	5.000	Quarterly	6.828	USD	10,395,000	(288,281)	60,637	493,648	—	—	(721,292)
HD Supply, Inc.	JPMorgan	06/20/2020	5.000	Quarterly	0.284	USD	3,900,000	476,386	22,750	464,468	—	34,668	—
Hertz Corp. (The)	JPMorgan	06/20/2019	5.000	Quarterly	3.478	USD	10,395,000	246,904	60,637	123,088	—	184,453	—
Hertz Corp. (The)	JPMorgan	06/20/2019	5.000	Quarterly	3.478	USD	770,000	18,289	4,492	—	(10,416)	33,197	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2017	29

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Credit default swap contracts - sell protection (continued)
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
International Paper Co.	JPMorgan	06/20/2022	1.000	Quarterly	0.379	USD	3,300,000	91,218	3,850	87,516	—	7,552	—
International Paper Co.	JPMorgan	06/20/2022	1.000	Quarterly	0.379	USD	2,565,000	70,901	2,993	68,051	—	5,843	—
iStar, Inc.	JPMorgan	06/20/2020	5.000	Quarterly	1.124	USD	3,900,000	388,101	22,750	325,744	—	85,107	—
Markit CMBX North America Index, Series 10 BBB	JPMorgan	11/17/2059	3.000	Monthly	4.561	USD	1,500,000	(158,995)	875	—	(167,731)	9,611	—
Markit CMBX North America Index, Series 10 BBB	JPMorgan	11/17/2059	3.000	Quarterly	4.561	USD	1,000,000	(105,997)	583	—	(107,046)	1,632	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	4.561	USD	1,000,000	(105,997)	583	—	(114,412)	8,998	—
Markit CMBX North America Index, Series 6 BBB-	JPMorgan	05/11/2063	3.000	Monthly	7.306	USD	1,000,000	(168,199)	583	—	(142,537)	—	(25,079)
Markit CMBX North America Index, Series 7 BBB-	JPMorgan	01/17/2047	3.000	Monthly	5.409	USD	3,000,000	(350,210)	1,750	—	(258,252)	—	(90,208)
MGM Resorts International	JPMorgan	06/20/2020	5.000	Quarterly	0.563	USD	3,900,000	447,372	22,750	445,375	—	24,747	—
Navient Corp.	JPMorgan	06/20/2020	5.000	Quarterly	1.074	USD	6,495,000	655,549	37,887	510,935	—	182,501	—
Navient Corp.	JPMorgan	06/20/2020	5.000	Quarterly	1.074	USD	2,175,000	219,526	12,688	184,354	—	47,860	—
NRG Energy, Inc.	JPMorgan	06/20/2020	5.000	Quarterly	0.637	USD	3,900,000	439,846	22,750	368,473	—	94,123	—
Pactiv Corp.	JPMorgan	06/20/2020	5.000	Quarterly	0.649	USD	3,900,000	438,286	22,750	412,081	—	48,955	—
Pactiv Corp.	JPMorgan	06/20/2020	5.000	Quarterly	0.649	USD	2,435,000	273,648	14,204	267,920	—	19,932	—
Plains All American Pipeline LP	JPMorgan	06/20/2021	1.000	Quarterly	1.008	USD	1,555,000	(410)	1,814	—	(183,532)	184,936	—
Plains All American Pipeline LP	JPMorgan	06/20/2021	1.000	Quarterly	1.008	USD	1,565,000	(413)	1,826	—	(150,438)	151,851	—
Plains All American Pipeline LP	JPMorgan	06/20/2021	1.000	Quarterly	1.008	USD	1,555,000	(410)	1,814	—	(128,606)	130,010	—
Rite Aid Corp.	JPMorgan	06/20/2020	5.000	Quarterly	5.056	USD	2,175,000	(2,921)	12,688	184,472	—	—	(174,705)
Rite Aid Corp.	JPMorgan	06/20/2020	5.000	Quarterly	5.056	USD	2,595,000	(3,484)	15,137	209,723	—	—	(198,070)
Rite Aid Corp.	JPMorgan	06/20/2020	5.000	Quarterly	5.056	USD	3,900,000	(5,238)	22,750	390,166	—	—	(372,654)
Sherwin-Williams Co. (The)	JPMorgan	06/20/2022	1.000	Quarterly	0.545	USD	6,480,000	130,640	7,560	54,765	—	83,435	—
Southern Co. (The)	JPMorgan	06/20/2022	1.000	Quarterly	0.544	USD	12,420,000	250,924	14,490	190,202	—	75,212	—
Southern Co. (The)	JPMorgan	06/20/2022	1.000	Quarterly	0.544	USD	6,430,000	129,907	7,502	98,736	—	38,673	—
Sprint Communications, Inc.	JPMorgan	06/20/2020	5.000	Quarterly	1.146	USD	3,900,000	386,299	22,750	347,000	—	62,049	—
Targa Resources Partners LP/Finance Corp.	JPMorgan	06/20/2020	1.000	Quarterly	0.511	USD	6,495,000	81,804	7,578	24,805	—	64,577	—
TransDigm, Inc.	JPMorgan	06/20/2020	1.000	Quarterly	1.252	USD	6,495,000	(41,734)	7,578	—	(9,109)	—	(25,047)
United Rentals North America, Inc.	JPMorgan	06/20/2020	5.000	Quarterly	0.385	USD	3,900,000	466,550	22,750	420,357	—	68,943	—
United Rentals North America, Inc.	JPMorgan	06/20/2020	5.000	Quarterly	0.385	USD	2,435,000	291,295	14,204	266,538	—	38,961	—
Valeant Pharmaceuticals International, Inc.	JPMorgan	06/20/2019	5.000	Quarterly	2.666	USD	10,395,000	386,369	60,637	15,491	—	431,515	—
The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Total Return Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Credit default swap contracts - sell protection (continued)
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Weatherford International Ltd.	JPMorgan	06/20/2020	1.000	Quarterly	3.310	USD	3,900,000	(223,368)	4,550	—	(99,823)	—	(118,995)
Whiting Petroleum Corp.	JPMorgan	06/20/2020	5.000	Quarterly	2.935	USD	520,000	26,251	3,033	22,418	—	6,866	—
Whiting Petroleum Corp.	JPMorgan	06/20/2020	5.000	Quarterly	2.935	USD	6,495,000	327,883	37,887	402,744	—	—	(36,974)
Anadarko Petroleum Corp.	Morgan Stanley	12/20/2020	1.000	Quarterly	0.490	USD	4,740,000	74,000	5,530	—	(481,996)	561,526	—
Anadarko Petroleum Corp.	Morgan Stanley	12/20/2020	1.000	Quarterly	0.490	USD	6,435,000	100,462	7,508	—	(437,092)	545,062	—
Anadarko Petroleum Corp.	Morgan Stanley	12/20/2020	1.000	Quarterly	0.490	USD	6,445,000	100,618	7,519	—	(365,599)	473,736	—
Bank of America Corp.	Morgan Stanley	06/20/2018	1.000	Quarterly	0.121	USD	7,800,000	43,876	9,100	22,065	—	30,911	—
Bank of America Corp.	Morgan Stanley	06/20/2018	1.000	Quarterly	0.121	USD	7,875,000	44,297	9,188	24,278	—	29,207	—
Canadian Natural Resources Ltd.	Morgan Stanley	06/20/2021	1.000	Quarterly	0.501	USD	1,560,000	27,489	1,820	—	(84,764)	114,073	—
Enterprise Products Partners LP	Morgan Stanley	06/20/2021	1.000	Quarterly	0.493	USD	9,370,000	167,510	10,932	—	(349,691)	528,133	—
Markit CMBX North America Index, Series 6 BBB-	Morgan Stanley	05/11/2063	3.000	Monthly	7.306	USD	1,300,000	(218,659)	758	—	(125,414)	—	(92,487)
Markit CMBX North America Index, Series 6 BBB-	Morgan Stanley	05/11/2063	3.000	Monthly	7.306	USD	2,300,000	(386,859)	1,342	—	(173,827)	—	(211,690)
Markit CMBX North America Index, Series 6 BBB-	Morgan Stanley	05/11/2063	3.000	Monthly	7.306	USD	3,500,000	(588,699)	2,042	—	(368,807)	—	(217,850)
Markit CMBX North America Index, Series 6 BBB-	Morgan Stanley	05/11/2063	3.000	Monthly	7.306	USD	5,000,000	(840,999)	2,917	—	(446,817)	—	(391,265)
Markit CMBX North America Index, Series 6 BBB-	Morgan Stanley	05/11/2063	3.000	Monthly	7.306	USD	6,000,000	(1,009,199)	3,500	—	(483,512)	—	(522,187)
Markit CMBX North America Index, Series 6 BBB-	Morgan Stanley	05/11/2063	3.000	Monthly	7.306	USD	7,000,000	(1,177,397)	4,083	—	(568,089)	—	(605,225)
Markit CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	5.409	USD	4,100,000	(478,620)	2,392	—	(458,692)	—	(17,536)
Noble Energy, Inc.	Morgan Stanley	06/20/2021	1.000	Quarterly	0.848	USD	7,680,000	40,905	8,960	—	(390,754)	440,619	—
Noble Energy, Inc.	Morgan Stanley	12/20/2021	1.000	Quarterly	0.970	USD	7,625,000	8,926	8,896	—	(516,163)	533,985	—
Noble Energy, Inc.	Morgan Stanley	12/20/2021	1.000	Quarterly	0.970	USD	7,590,000	8,885	8,855	—	(379,513)	397,253	—
Plains All American Pipeline LP	Morgan Stanley	06/20/2021	1.000	Quarterly	1.008	USD	4,620,000	(1,219)	5,390	—	(491,210)	495,381	—
Plains All American Pipeline LP	Morgan Stanley	06/20/2021	1.000	Quarterly	1.008	USD	3,115,000	(822)	3,634	—	(393,548)	396,360	—
Plains All American Pipeline LP	Morgan Stanley	06/20/2021	1.000	Quarterly	1.008	USD	3,125,000	(825)	3,646	—	(338,618)	341,439	—
Target Corp.	Morgan Stanley	12/20/2022	1.000	Quarterly	0.514	USD	7,692,000	182,597	8,974	144,976	—	46,595	—
Total									1,686,362	16,753,382	(13,681,474)	12,260,088	(6,785,210)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2017	31

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 21	Morgan Stanley	12/20/2018	5.000	Quarterly	1.811	USD	107,844,320	963,875	—	—	963,875	—
Markit CDX North America Investment Grade Index, Series 28	Morgan Stanley	06/20/2024	1.000	Quarterly	0.769	USD	50,270,000	534,559	—	—	534,559	—
Markit CDX North America Investment Grade Index, Series 28	Morgan Stanley	06/20/2027	1.000	Quarterly	0.978	USD	10,170,000	102,870	—	—	102,870	—
Total								1,601,304	—	—	1,601,304	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Variable rate security.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2017, the value of these securities amounted to $603,271,391, which represents 25.16% of net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents shares owned in the residual interest of an asset-backed securitization.
(e)	Zero coupon bond.
(f)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2017, the value of these securities amounted to $5,299,034, which represents 0.22% of net assets.
(g)	Represents a security purchased on a when-issued basis.
(h)	Represents a variable rate security where the coupon rate adjusts periodically using the weighted average coupon of the underlying mortgages.
(i)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(j)	Non-income producing investment.
(k)	Negligible market value.
(l)	Represents a step bond where the coupon rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter.
(m)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At October 31, 2017, the value of these securities amounted to $2,118,219, which represents 0.09% of net assets.
(n)	Principal and interest may not be guaranteed by the government.
(o)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2017, the value of these securities amounted to $1,875,200, which represents 0.08% of net assets.
(p)	Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at October 31, 2017:

Security description	Principal amount ($)	Settlement date	Proceeds receivable ($)	Value ($)
Federal National Mortgage Association
11/13/2047 3.500%	(23,000,000)	11/13/2047	(23,618,125)	(23,644,179)

(q)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(r)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia Total Return Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
(s)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of October 31, 2017. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
(t)	Represents a security purchased on a forward commitment basis.
(u)	The rate shown is the seven-day current annualized yield at October 31, 2017.
(v)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	6,149,431	490,876,414	(462,699,759)	34,326,086	545	(408)	92,185	34,326,086
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2017	33

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Agency	—	92,148,798	—	—	92,148,798
Asset-Backed Securities — Non-Agency	—	369,675,092	9,704,709	—	379,379,801
Commercial Mortgage-Backed Securities - Agency	—	12,175,368	—	—	12,175,368
Commercial Mortgage-Backed Securities - Non-Agency	—	90,466,858	—	—	90,466,858
Common Stocks
Financials	45,000	—	—	—	45,000
Industrials	87,311	—	—	—	87,311
Total Common Stocks	132,311	—	—	—	132,311
Corporate Bonds & Notes	—	868,169,672	41,069	—	868,210,741
Foreign Government Obligations	—	20,950,748	—	—	20,950,748
Municipal Bonds	—	31,327,800	—	—	31,327,800
Preferred Debt	14,356,320	—	—	—	14,356,320
Preferred Stocks
Financials	1,318,860	—	—	—	1,318,860
Residential Mortgage-Backed Securities - Agency	—	546,738,681	—	—	546,738,681
Residential Mortgage-Backed Securities - Non-Agency	—	122,803,862	11,160,306	—	133,964,168
Senior Loans	—	905,341	—	—	905,341
U.S. Government & Agency Obligations	—	29,886,108	—	—	29,886,108
U.S. Treasury Obligations	348,928,828	40,595,538	—	—	389,524,366
Options Purchased Calls	—	5,165	—	—	5,165
Options Purchased Puts	—	278,226	—	—	278,226
Money Market Funds	—	—	—	34,326,086	34,326,086
Total Investments	364,736,319	2,226,127,257	20,906,084	34,326,086	2,646,095,746
Forward Sale Commitments	—	(23,644,179)	—	—	(23,644,179)
Derivatives
Asset
Futures Contracts	1,061,792	—	—	—	1,061,792
Swap Contracts	—	13,903,742	—	—	13,903,742
Liability
Futures Contracts	(920,128)	—	—	—	(920,128)
Swap Contracts	—	(12,428,094)	—	—	(12,428,094)
Total	364,877,983	2,203,958,726	20,906,084	34,326,086	2,624,068,879
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
34	Columbia Total Return Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Fair value measurements  (continued)
Futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Financial assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, management concluded that the market input(s) were generally unobservable.
Transfers between Levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in securities	Balance as of 04/30/2017 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 10/31/2017 ($)
Asset-Backed Securities — Non-Agency	6,964,583	—	—	(934,418)	—	—	3,674,544	—	9,704,709
Common Stocks	—	—	—	—	—	—	—	—	—
Corporate Bonds & Notes	41,069	—	—	—	—	—	—	—	41,069
Residential Mortgage-Backed Securities — Non-Agency	21,047,680	25,191	6,920	(10,371)	1,900,000	(5,321,568)	—	(6,487,546)	11,160,306
Total	28,053,332	25,191	6,920	(944,789)	1,900,000	(5,321,568)	3,674,544	(6,487,546)	20,906,084
(a) Change in unrealized appreciation (depreciation) relating to securities held at October 31, 2017 was $(945,430), which is comprised of Asset-Backed Securities — Non-Agency of $(934,418) and Residential Mortgage-Backed Securities — Non-Agency of (11,012).
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.
Certain corporate bonds and common stock classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in estimated earnings of the respective company might result in change to the comparable companies and market multiples.
Certain residential and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2017	35

Statement of Assets and Liabilities
October 31, 2017 (Unaudited)
Assets
Investments in unaffiliated issuers, at cost	$2,606,064,044
Investments in affiliated issuers, at cost	34,326,060
Investments in options purchased, at cost	574,750
Investments in unaffiliated issuers, at value	2,611,486,269
Investments in affiliated issuers, at value	34,326,086
Investments in options purchased, at value	283,391
Foreign currency (identified cost $157,957)	104,093
Cash collateral held at broker for:
Swap contracts	4,251,000
TBA	280,000
Unrealized appreciation on swap contracts	12,302,438
Upfront payments on swap contracts	20,494,957
Receivable for:
Investments sold	144,053,826
Investments sold on a delayed delivery basis	16,099,871
Capital shares sold	5,602,416
Dividends	170,912
Interest	15,112,730
Foreign tax reclaims	22,712
Variation margin for futures contracts	19,294
Variation margin for swap contracts	120,891
Expense reimbursement due from Investment Manager	2,557
Prepaid expenses	13,337
Trustees’ deferred compensation plan	218,689
Other assets	28,763
Total assets	2,864,994,232
Liabilities
Forward sale commitments, at value (proceeds receivable $23,618,125)	23,644,179
Due to custodian	113,506
Unrealized depreciation on swap contracts	10,108,461
Upfront receipts on swap contracts	23,318,612
Payable for:
Investments purchased	64,847,759
Investments purchased on a delayed delivery basis	336,500,719
Capital shares purchased	2,098,689
Distributions to shareholders	5,230,252
Variation margin for futures contracts	205,843
Variation margin for swap contracts	194,653
Interest on forward sale commitments	26,833
Management services fees	31,966
Distribution and/or service fees	6,591
Transfer agent fees	264,365
Plan administration fees	22
Compensation of board members	31,338
Compensation of chief compliance officer	161
Other expenses	152,580
Trustees’ deferred compensation plan	218,689
Total liabilities	466,995,218
Net assets applicable to outstanding capital stock	$2,397,999,014
The accompanying Notes to Financial Statements are an integral part of this statement.
36	Columbia Total Return Bond Fund | Semiannual Report 2017

Statement of Assets and Liabilities  (continued)
October 31, 2017 (Unaudited)
Represented by
Paid in capital	$2,409,790,112
Excess of distributions over net investment income	(12,403,791)
Accumulated net realized loss	(6,055,593)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	5,422,225
Investments - affiliated issuers	26
Foreign currency translations	(53,864)
Forward sale commitments	(26,054)
Futures contracts	141,664
Options purchased	(291,359)
Swap contracts	1,475,648
Total - representing net assets applicable to outstanding capital stock	$2,397,999,014
Class A
Net assets	$777,907,730
Shares outstanding	85,806,623
Net asset value per share	$9.07
Maximum offering price per share(a)	$9.35
Class C
Net assets	$44,289,426
Shares outstanding	4,885,142
Net asset value per share	$9.07
Class K
Net assets	$3,244,160
Shares outstanding	357,924
Net asset value per share	$9.06
Class R
Net assets	$1,812,756
Shares outstanding	199,909
Net asset value per share	$9.07
Class R4
Net assets	$18,336,090
Shares outstanding	2,025,418
Net asset value per share	$9.05
Class R5
Net assets	$39,109,934
Shares outstanding	4,318,612
Net asset value per share	$9.06
Class T
Net assets	$3,992,841
Shares outstanding	440,583
Net asset value per share	$9.06
Maximum offering price per share(b)	$9.29
Class Y
Net assets	$425,518,828
Shares outstanding	46,910,234
Net asset value per share	$9.07
Class Z
Net assets	$1,083,787,249
Shares outstanding	119,495,939
Net asset value per share	$9.07

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00% for Class A shares.
(b)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 2.50% for Class T shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2017	37

Statement of Operations
Six Months Ended October 31, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$1,796,770
Dividends — affiliated issuers	92,185
Interest	39,189,373
Total income	41,078,328
Expenses:
Management services fees	5,973,142
Distribution and/or service fees
Class A	1,026,463
Class B(a)	4,320
Class C	235,331
Class R	6,045
Class T	6,595
Transfer agent fees
Class A	622,258
Class B(a)	695
Class C	35,681
Class K	966
Class R	1,835
Class R4	14,085
Class R5	8,624
Class T	4,027
Class Y	20,217
Class Z	841,591
Plan administration fees
Class K	4,230
Compensation of board members	33,187
Custodian fees	37,629
Printing and postage fees	110,506
Registration fees	79,967
Audit fees	26,125
Legal fees	35,392
Compensation of chief compliance officer	514
Other	37,188
Total expenses	9,166,613
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(583,188)
Expense reduction	(2,219)
Total net expenses	8,581,206
Net investment income	32,497,122
The accompanying Notes to Financial Statements are an integral part of this statement.
38	Columbia Total Return Bond Fund | Semiannual Report 2017

Statement of Operations  (continued)
Six Months Ended October 31, 2017 (Unaudited)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	$22,066,362
Investments — affiliated issuers	545
Foreign currency translations	(14,010)
Futures contracts	(3,716,452)
Options purchased	(17,500)
Options contracts written	96,750
Swap contracts	(5,839,063)
Net realized gain	12,576,632
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(4,331,414)
Investments — affiliated issuers	(408)
Foreign currency translations	(1,916)
Forward sale commitments	(26,054)
Futures contracts	1,227,841
Options purchased	(291,359)
Swap contracts	(528,961)
Net change in unrealized appreciation (depreciation)	(3,952,271)
Net realized and unrealized gain	8,624,361
Net increase in net assets resulting from operations	$41,121,483

(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2017	39

Statement of Changes in Net Assets
	Six Months Ended October 31, 2017 (Unaudited)	Year Ended April 30, 2017
Operations
Net investment income	$32,497,122	$83,184,976
Net realized gain	12,576,632	12,370,300
Net change in unrealized appreciation (depreciation)	(3,952,271)	(23,851,421)
Net increase in net assets resulting from operations	41,121,483	71,703,855
Distributions to shareholders
Net investment income
Class A	(10,460,096)	(23,614,095)
Class B(a)	(7,150)	(71,803)
Class C	(423,764)	(967,189)
Class I(b)	—	(11,324,590)
Class K	(44,049)	(253,593)
Class R	(27,842)	(49,004)
Class R4	(259,907)	(369,491)
Class R5	(435,443)	(687,723)
Class T	(67,236)	(10,761,090)
Class Y	(6,201,523)	(1,724,891)
Class Z	(15,537,626)	(28,260,974)
Net realized gains
Class A	—	(14,462,320)
Class B(a)	—	(60,023)
Class C	—	(843,556)
Class I(b)	—	(6,422,044)
Class K	—	(178,228)
Class R	—	(35,864)
Class R4	—	(282,696)
Class R5	—	(361,965)
Class T	—	(7,513,363)
Class Y	—	(291,165)
Class Z	—	(15,192,584)
Total distributions to shareholders	(33,464,636)	(123,728,251)
Decrease in net assets from capital stock activity	(69,434,569)	(654,270,816)
Total decrease in net assets	(61,777,722)	(706,295,212)
Net assets at beginning of period	2,459,776,736	3,166,071,948
Net assets at end of period	$2,397,999,014	$2,459,776,736
Excess of distributions over net investment income	$(12,403,791)	$(11,436,277)

(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(b)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
40	Columbia Total Return Bond Fund | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	October 31, 2017 (Unaudited)		April 30, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A(a)
Subscriptions (b)	2,818,127	25,605,309	6,661,894	61,144,580
Distributions reinvested	1,119,336	10,177,686	3,942,127	35,754,633
Redemptions	(8,928,580)	(81,104,242)	(26,215,905)	(237,927,346)
Net decrease	(4,991,117)	(45,321,247)	(15,611,884)	(141,028,133)
Class B(a)
Subscriptions	92	836	12,286	113,871
Distributions reinvested	611	5,547	13,334	120,868
Redemptions (b)	(244,307)	(2,222,352)	(355,161)	(3,239,503)
Net decrease	(243,604)	(2,215,969)	(329,541)	(3,004,764)
Class C
Subscriptions	182,769	1,660,424	714,416	6,574,669
Distributions reinvested	43,529	395,801	178,381	1,614,690
Redemptions	(805,613)	(7,316,845)	(1,515,584)	(13,806,947)
Net decrease	(579,315)	(5,260,620)	(622,787)	(5,617,588)
Class I(c)
Subscriptions	—	—	8,248,118	75,149,073
Distributions reinvested	—	—	1,865,934	16,971,503
Redemptions	—	—	(55,924,363)	(504,565,813)
Net decrease	—	—	(45,810,311)	(412,445,237)
Class K
Subscriptions	17,928	162,618	108,353	990,928
Distributions reinvested	4,830	43,915	47,551	431,401
Redemptions	(36,015)	(326,771)	(1,072,105)	(9,652,634)
Net decrease	(13,257)	(120,238)	(916,201)	(8,230,305)
Class R
Subscriptions	59,831	542,947	141,055	1,301,408
Distributions reinvested	2,606	23,706	7,898	71,447
Redemptions	(115,218)	(1,049,017)	(158,013)	(1,449,847)
Net decrease	(52,781)	(482,364)	(9,060)	(76,992)
Class R4
Subscriptions	255,476	2,319,874	1,412,732	12,919,784
Distributions reinvested	27,730	251,764	69,549	626,988
Redemptions	(258,941)	(2,352,316)	(381,168)	(3,462,997)
Net increase	24,265	219,322	1,101,113	10,083,775
Class R5
Subscriptions	1,560,944	14,153,589	779,317	7,043,171
Distributions reinvested	47,897	434,980	115,782	1,049,222
Redemptions	(368,052)	(3,346,986)	(280,143)	(2,554,494)
Net increase	1,240,789	11,241,583	614,956	5,537,899
Class T
Subscriptions	5	46	9,080,031	84,105,553
Distributions reinvested	7,382	67,103	2,008,338	18,274,032
Redemptions	(361,395)	(3,279,259)	(71,410,520)	(646,272,181)
Net decrease	(354,008)	(3,212,110)	(60,322,151)	(543,892,596)
Class Y(c)
Subscriptions	2,995,135	27,256,544	49,029,754	440,859,174
Distributions reinvested	681,659	6,201,373	222,421	2,013,245
Redemptions	(6,006,912)	(54,412,782)	(1,977,204)	(17,865,913)
Net increase (decrease)	(2,330,118)	(20,954,865)	47,274,971	425,006,506
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2017	41

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	October 31, 2017 (Unaudited)		April 30, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Class Z
Subscriptions	15,466,418	140,893,915	29,415,866	265,586,748
Distributions reinvested	1,041,057	9,470,959	2,394,950	21,738,389
Redemptions	(16,918,208)	(153,692,935)	(29,190,155)	(267,928,518)
Net increase (decrease)	(410,733)	(3,328,061)	2,620,661	19,396,619
Total net decrease	(7,709,879)	(69,434,569)	(72,010,234)	(654,270,816)

(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(b)	Includes conversions of Class B shares to Class A shares, if any.
(c)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
42	Columbia Total Return Bond Fund | Semiannual Report 2017

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Columbia Total Return Bond Fund | Semiannual Report 2017	43

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
10/31/2017 (c)	$9.04	0.11	0.04	0.15	(0.12)	—
4/30/2017	$9.20	0.25	(0.04)	0.21	(0.23)	(0.14)
4/30/2016	$9.25	0.22	0.01 (g)	0.23	(0.17)	(0.11)
4/30/2015	$9.15	0.23	0.09	0.32	(0.22)	—
4/30/2014	$9.49	0.24	(0.31)	(0.07)	(0.21)	(0.06)
4/30/2013	$9.39	0.28	0.23	0.51	(0.26)	(0.15)
Class C
10/31/2017 (c)	$9.04	0.08	0.03	0.11	(0.08)	—
4/30/2017	$9.20	0.18	(0.04)	0.14	(0.16)	(0.14)
4/30/2016	$9.25	0.15	0.01 (g)	0.16	(0.10)	(0.11)
4/30/2015	$9.15	0.17	0.09	0.26	(0.16)	—
4/30/2014	$9.49	0.19	(0.31)	(0.12)	(0.16)	(0.06)
4/30/2013	$9.39	0.22	0.23	0.45	(0.20)	(0.15)
Class K
10/31/2017 (c)	$9.03	0.12	0.03	0.15	(0.12)	—
4/30/2017	$9.19	0.26	(0.04)	0.22	(0.24)	(0.14)
4/30/2016	$9.25	0.22	0.01 (g)	0.23	(0.18)	(0.11)
4/30/2015	$9.15	0.23	0.10	0.33	(0.23)	—
4/30/2014	$9.49	0.25	(0.31)	(0.06)	(0.22)	(0.06)
4/30/2013 (h)	$9.42	0.05	0.06	0.11	(0.04)	—
Class R
10/31/2017 (c)	$9.04	0.10	0.04	0.14	(0.11)	—
4/30/2017	$9.20	0.22	(0.03)	0.19	(0.21)	(0.14)
4/30/2016	$9.26	0.19	0.01 (g)	0.20	(0.15)	(0.11)
4/30/2015	$9.15	0.20	0.11	0.31	(0.20)	—
4/30/2014	$9.49	0.22	(0.31)	(0.09)	(0.19)	(0.06)
4/30/2013	$9.39	0.26	0.23	0.49	(0.24)	(0.15)
Class R4
10/31/2017 (c)	$9.02	0.13	0.03	0.16	(0.13)	—
4/30/2017	$9.18	0.26	(0.02)	0.24	(0.26)	(0.14)
4/30/2016	$9.24	0.24	0.00 (g),(i)	0.24	(0.19)	(0.11)
4/30/2015	$9.14	0.25	0.10	0.35	(0.25)	—
4/30/2014	$9.48	0.27	(0.31)	(0.04)	(0.24)	(0.06)
4/30/2013 (j)	$9.66	0.14	(0.05) (g)	0.09	(0.12)	(0.15)
The accompanying Notes to Financial Statements are an integral part of this statement.
44	Columbia Total Return Bond Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.12)	$9.07	1.64%	0.91% (d)	0.86% (d),(e)	2.47% (d)	178%	$777,908
(0.37)	$9.04	2.37%	0.89% (f)	0.84% (e),(f)	2.70%	379%	$820,441
(0.28)	$9.20	2.58%	0.91%	0.86% (e)	2.39%	458%	$978,460
(0.22)	$9.25	3.56%	0.92%	0.85% (e)	2.45%	316%	$1,248,168
(0.27)	$9.15	(0.62%)	0.91%	0.85% (e)	2.67%	274%	$1,473,961
(0.41)	$9.49	5.52%	0.94%	0.86% (e)	2.94%	239%	$2,168,079

(0.08)	$9.07	1.26%	1.66% (d)	1.61% (d),(e)	1.71% (d)	178%	$44,289
(0.30)	$9.04	1.61%	1.64% (f)	1.59% (e),(f)	1.95%	379%	$49,380
(0.21)	$9.20	1.81%	1.66%	1.61% (e)	1.65%	458%	$55,975
(0.16)	$9.25	2.89%	1.67%	1.50% (e)	1.80%	316%	$60,605
(0.22)	$9.15	(1.21%)	1.66%	1.45% (e)	2.07%	274%	$64,739
(0.35)	$9.49	4.90%	1.69%	1.46% (e)	2.37%	239%	$95,745

(0.12)	$9.06	1.67%	0.82% (d)	0.80% (d)	2.52% (d)	178%	$3,244
(0.38)	$9.03	2.42%	0.79% (f)	0.78% (f)	2.81%	379%	$3,353
(0.29)	$9.19	2.54%	0.80%	0.79%	2.49%	458%	$11,833
(0.23)	$9.25	3.63%	0.80%	0.79%	2.52%	316%	$10,984
(0.28)	$9.15	(0.53%)	0.74%	0.74%	2.67%	274%	$14,168
(0.04)	$9.49	1.19%	0.79% (d)	0.79% (d)	2.97% (d)	239%	$75,741

(0.11)	$9.07	1.51%	1.16% (d)	1.11% (d),(e)	2.20% (d)	178%	$1,813
(0.35)	$9.04	2.12%	1.14% (f)	1.09% (e),(f)	2.43%	379%	$2,284
(0.26)	$9.20	2.21%	1.16%	1.11% (e)	2.13%	458%	$2,407
(0.20)	$9.26	3.41%	1.17%	1.10% (e)	2.19%	316%	$2,769
(0.25)	$9.15	(0.87%)	1.16%	1.10% (e)	2.43%	274%	$2,750
(0.39)	$9.49	5.26%	1.20%	1.12% (e)	2.73%	239%	$3,052

(0.13)	$9.05	1.77%	0.66% (d)	0.61% (d),(e)	2.72% (d)	178%	$18,336
(0.40)	$9.02	2.63%	0.63% (f)	0.59% (e),(f)	2.87%	379%	$18,057
(0.30)	$9.18	2.72%	0.66%	0.61% (e)	2.65%	458%	$8,265
(0.25)	$9.24	3.82%	0.67%	0.60% (e)	2.70%	316%	$7,656
(0.30)	$9.14	(0.38%)	0.67%	0.60% (e)	3.02%	274%	$7,477
(0.27)	$9.48	0.99%	0.67% (d)	0.60% (d)	3.26% (d)	239%	$57
Columbia Total Return Bond Fund | Semiannual Report 2017	45

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class R5
10/31/2017 (c)	$9.03	0.13	0.03	0.16	(0.13)	—
4/30/2017	$9.18	0.27	(0.02)	0.25	(0.26)	(0.14)
4/30/2016	$9.24	0.25	0.00 (g),(i)	0.25	(0.20)	(0.11)
4/30/2015	$9.14	0.25	0.10	0.35	(0.25)	—
4/30/2014	$9.48	0.28	(0.31)	(0.03)	(0.25)	(0.06)
4/30/2013 (k)	$9.66	0.15	(0.05) (g)	0.10	(0.13)	(0.15)
Class T
10/31/2017 (c)	$9.03	0.11	0.04	0.15	(0.12)	—
4/30/2017	$9.21	0.26	(0.07)	0.19	(0.23)	(0.14)
4/30/2016	$9.26	0.22	0.01 (g)	0.23	(0.17)	(0.11)
4/30/2015	$9.16	0.23	0.09	0.32	(0.22)	—
4/30/2014	$9.50	0.24	(0.30)	(0.06)	(0.22)	(0.06)
4/30/2013	$9.39	0.27	0.25	0.52	(0.26)	(0.15)
Class Y
10/31/2017 (c)	$9.04	0.13	0.03	0.16	(0.13)	—
4/30/2017	$9.20	0.24	0.01 (g)	0.25	(0.27)	(0.14)
4/30/2016	$9.26	0.25	0.00 (g),(i)	0.25	(0.20)	(0.11)
4/30/2015	$9.16	0.26	0.10	0.36	(0.26)	—
4/30/2014	$9.49	0.29	(0.31)	(0.02)	(0.25)	(0.06)
4/30/2013 (l)	$9.67	0.14	(0.04) (g)	0.10	(0.13)	(0.15)
Class Z
10/31/2017 (c)	$9.04	0.13	0.03	0.16	(0.13)	—
4/30/2017	$9.20	0.27	(0.03)	0.24	(0.26)	(0.14)
4/30/2016	$9.26	0.24	0.00 (g),(i)	0.24	(0.19)	(0.11)
4/30/2015	$9.15	0.25	0.11	0.36	(0.25)	—
4/30/2014	$9.49	0.27	(0.31)	(0.04)	(0.24)	(0.06)
4/30/2013	$9.39	0.31	0.23	0.54	(0.29)	(0.15)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended October 31, 2017 (unaudited).
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

	Class A	Class C	Class K	Class R	Class R4	Class R5	Class T	Class Y	Class Z
04/30/2017	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.01%	0.02%

(g)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(h)	Class K shares commenced operations on February 28, 2013. Per share data and total return reflect activity from that date.
(i)	Rounds to zero.
(j)	Class R4 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(k)	Class R5 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(l)	Class Y shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
46	Columbia Total Return Bond Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.13)	$9.06	1.80%	0.57% (d)	0.55% (d)	2.78% (d)	178%	$39,110
(0.40)	$9.03	2.79%	0.54% (f)	0.54% (f)	2.99%	379%	$27,782
(0.31)	$9.18	2.80%	0.55%	0.54%	2.73%	458%	$22,621
(0.25)	$9.24	3.89%	0.55%	0.54%	2.74%	316%	$21,580
(0.31)	$9.14	(0.28%)	0.51%	0.50%	3.15%	274%	$15,980
(0.28)	$9.48	1.03%	0.54% (d)	0.54% (d)	3.30% (d)	239%	$318

(0.12)	$9.06	1.64%	0.92% (d)	0.86% (d),(e)	2.47% (d)	178%	$3,993
(0.37)	$9.03	2.15%	0.88% (f)	0.84% (e),(f)	2.81%	379%	$7,178
(0.28)	$9.21	2.58%	0.91%	0.86% (e)	2.41%	458%	$562,638
(0.22)	$9.26	3.56%	0.92%	0.85% (e)	2.45%	316%	$453,340
(0.28)	$9.16	(0.62%)	0.91%	0.85% (e)	2.68%	274%	$507,419
(0.41)	$9.50	5.59%	0.92%	0.85% (e)	2.91%	239%	$752,819

(0.13)	$9.07	1.82%	0.52% (d)	0.51% (d)	2.82% (d)	178%	$425,519
(0.41)	$9.04	2.74%	0.50% (f)	0.50% (f)	2.70%	379%	$445,184
(0.31)	$9.20	2.85%	0.50%	0.49%	2.77%	458%	$18,086
(0.26)	$9.26	3.94%	0.50%	0.49%	2.80%	316%	$18,249
(0.31)	$9.16	(0.17%)	0.51%	0.50%	3.21%	274%	$15,642
(0.28)	$9.49	1.05%	0.45% (d)	0.45% (d)	3.18% (d)	239%	$2

(0.13)	$9.07	1.77%	0.66% (d)	0.61% (d),(e)	2.72% (d)	178%	$1,083,787
(0.40)	$9.04	2.63%	0.64% (f)	0.59% (e),(f)	2.94%	379%	$1,083,917
(0.30)	$9.20	2.72%	0.66%	0.61% (e)	2.64%	458%	$1,078,815
(0.25)	$9.26	3.93%	0.67%	0.60% (e)	2.69%	316%	$1,175,483
(0.30)	$9.15	(0.37%)	0.66%	0.60% (e)	2.92%	274%	$1,289,621
(0.44)	$9.49	5.79%	0.70%	0.62% (e)	3.23%	239%	$1,915,534
Columbia Total Return Bond Fund | Semiannual Report 2017	47

Notes to Financial Statements
October 31, 2017 (Unaudited)
Note 1. Organization
Columbia Total Return Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Class B shares of the Fund are no longer offered for sale. When available, Class B shares were subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Effective July 17, 2017, Class B shares were automatically converted to Class A shares without a CDSC. On August 4, 2017, the capital owned by Columbia Management Investment Advisers, LLC in Class B shares was redeemed without a CDSC.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Class K shares are not subject to sales charges; however, this share class is closed to new investors.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus. Effective November 1, 2017, Class R4 shares were renamed Advisor Class shares.
Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus. Effective November 1, 2017, Class R5 shares were renamed Institutional 2 Class shares.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares.
Class Y shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus. Effective November 1, 2017, Class Y shares were renamed Institutional 3 Class shares.
Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus. Effective November 1, 2017, Class Z shares were renamed Institutional Class shares.
48	Columbia Total Return Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using quotes obtained from independent brokers as of the close of the New York Stock Exchange.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
Columbia Total Return Bond Fund | Semiannual Report 2017	49

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables
50	Columbia Total Return Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and wrote option contracts to hedge portflio investments and manage risk factors, to manange exposure to fluctuations in interest rates and to hedge the fair value of other Fund investments.. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the
Columbia Total Return Bond Fund | Semiannual Report 2017	51

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Interest rate swaption contracts
Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption agreement will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of a purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
52	Columbia Total Return Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index, increase or decrease its credit exposure to a single issuer of debt securities and to manage credit risk exposure. Additionally, credit default swap contracts were used to hedge the Fund’s exposure on a debt security that it owns or in lieu of selling such debt security. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payments or receipts by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Columbia Total Return Bond Fund | Semiannual Report 2017	53

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at October 31, 2017:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Net assets — unrealized appreciation on swap contracts	13,903,742*
Credit risk	Upfront payments on swap contracts	20,494,957
Interest rate risk	Net assets — unrealized appreciation on futures contracts	1,061,792*
Interest rate risk	Investments, at value — Options purchased	283,391
Total		35,743,882

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Net assets — unrealized depreciation on swap contracts	12,428,094*
Credit risk	Upfront receipts on swap contracts	23,318,612
Interest rate risk	Net assets — unrealized depreciation on futures contracts	920,128*
Total		36,666,834

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended October 31, 2017:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	(5,839,063)	(5,839,063)
Interest rate risk	(3,716,452)	96,750	(17,500)	—	(3,637,202)
Total	(3,716,452)	96,750	(17,500)	(5,839,063)	(9,476,265)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	(528,961)	(528,961)
Interest rate risk	1,227,841	(291,359)	—	936,482
Total	1,227,841	(291,359)	(528,961)	407,521
54	Columbia Total Return Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended October 31, 2017:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	196,367,534
Futures contracts — short	106,629,379
Credit default swap contracts — buy protection	622,658,000
Credit default swap contracts — sell protection	947,836,710

Derivative instrument	Average value ($)*
Options contracts — purchased	499,309

*	Based on the ending quarterly outstanding amounts for the six months ended October 31, 2017.
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
Columbia Total Return Bond Fund | Semiannual Report 2017	55

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Forward Sale Commitments
The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.
Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above. The forward sale commitment is “marked-to-market” daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
56	Columbia Total Return Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of October 31, 2017:
	Barclays ($)	Citi ($)	Credit Suisse ($)	Goldman Sachs ($)	JPMorgan ($)(a)	JPMorgan ($)(a)	Morgan Stanley ($)(a)	Morgan Stanley ($)(a)	Total ($)
Assets
Centrally cleared credit default swap contracts (b)	-	-	-	-	-	-	-	120,891	120,891
Options purchased calls	-	5,165	-	-	-	-	-	-	5,165
Options purchased puts	-	278,226	-	-	-	-	-	-	278,226
OTC credit default swap contracts (c)	1,974,816	3,549,841	477,573	4,511,003	11,659,040	-	896,651	-	23,068,924
Total assets	1,974,816	3,833,232	477,573	4,511,003	11,659,040	-	896,651	120,891	23,473,206
Liabilities
Centrally cleared credit default swap contracts (b)	-	-	-	-	-	-	-	194,653	194,653
OTC credit default swap contracts (c)	1,870,039	1,314,613	3,197,984	7,580,885	4,166,659	885,024	4,683,398	-	23,698,602
Total liabilities	1,870,039	1,314,613	3,197,984	7,580,885	4,166,659	885,024	4,683,398	194,653	23,893,255
Total financial and derivative net assets	104,777	2,518,619	(2,720,411)	(3,069,882)	7,492,381	(885,024)	(3,786,747)	(73,762)	(420,049)
Total collateral received (pledged) (d)	-	2,518,619	(2,613,308)	(3,069,882)	7,323,000	(508,371)	(3,681,000)	(73,762)	(104,703)
Net amount (e)	104,777	-	(107,103)	-	169,381	(376,653)	(105,747)	-	(315,346)

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(c)	Over-the-Counter swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.
(d)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(e)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
Columbia Total Return Bond Fund | Semiannual Report 2017	57

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company net taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date.
58	Columbia Total Return Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.50% to 0.34% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2017 was 0.48% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective August 1, 2017, total transfer agency fees for Class K, Class R5 and Class Y shares are subject to an annual limitation of not more than 0.07%, 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. Prior to August 1, 2017, these limitations were 0.075% for Class K and Class R5 shares and 0.025% for Class Y shares.
Columbia Total Return Bond Fund | Semiannual Report 2017	59

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
For the six months ended October 31, 2017, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.15
Class B	0.04 (a),(b)
Class C	0.15
Class K	0.06
Class R	0.15
Class R4	0.15
Class R5	0.06
Class T	0.15
Class Y	0.01
Class Z	0.15

(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(b)	Unannualized.
The Fund and certain other associated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds’ former transfer agent.
The lease and the Guaranty expire in January 2019. At October 31, 2017, the Fund’s total potential future obligation over the life of the Guaranty is $4,132. The liability remaining at October 31, 2017 for non-recurring charges associated with the lease amounted to $3,900 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2017, these minimum account balance fees reduced total expenses of the Fund by $2,219.
Plan administration fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class T shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class A, Class B, Class C, Class R and Class T shares of the Fund, respectively. As a result of all Class B shares of the Fund being redeemed or converted to Class A shares, August 4, 2017 was the last day the Fund paid a service fee or distribution fee for Class B shares.
60	Columbia Total Return Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Although the Fund may pay a distribution fee up to 0.25% of the Fund’s average daily net assets attributable to Class T shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class T shares, the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class T shares.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended October 31, 2017, if any, are listed below:
Amount ($)
Class A	113,138
Class B	85
Class C	1,228
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	September 1, 2017 through August 31, 2018	Prior to September 1, 2017
Class A	0.86%	0.86%
Class C	1.61	1.61
Class K	0.80	0.81
Class R	1.11	1.11
Class R4	0.61	0.61
Class R5	0.55	0.56
Class T	0.86	0.86
Class Y	0.50	0.51
Class Z	0.61	0.61
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
Columbia Total Return Bond Fund | Semiannual Report 2017	61

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
At October 31, 2017, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
2,638,141,000	62,023,000	(55,010,000)	7,013,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at April 30, 2017 as arising on May 1, 2017.
Late year ordinary losses ($)	Post-October capital losses ($)
4,826,791	11,684,357
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $4,815,894,862 and $5,027,280,937, respectively, for the six months ended October 31, 2017, of which $3,952,239,541 and $4,151,308,397, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended October 31, 2017.
62	Columbia Total Return Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), commodity, currency or index or other instrument or asset may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Columbia Total Return Bond Fund | Semiannual Report 2017	63

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Shareholder concentration risk
At October 31, 2017, one unaffiliated shareholder of record owned 16.9% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 60.6% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
64	Columbia Total Return Bond Fund | Semiannual Report 2017

Board Consideration and Approval of Management
Agreement
On June 14, 2017, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Series Trust I (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Total Return Bond Fund (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the continuation of the Management Agreement.
In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 27, 2017, April 26, 2017 and June 13, 2017 and at Board meetings held on March 28, 2017 and June 14, 2017. In addition, the Board considers matters bearing on the Management Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 13, 2017, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 14, 2017, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund through August 31, 2018 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Management Agreement;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution, transfer agency and shareholder services to the Fund;
•	Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
Columbia Total Return Bond Fund | Semiannual Report 2017	65

Board Consideration and Approval of Management
Agreement  (continued)
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager’s compliance system by the Fund’s Chief Compliance Officer; and
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of services provided under the Management Agreement
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager’s experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information that compared the performance of the Fund to the performance of a group of comparable mutual funds as determined by the independent third-party data provider, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Committee and the Board noted that, through December 31, 2016, the Fund’s performance was in the thirteenth, thirteenth and twenty-fifth percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five-year periods, respectively.
The Committee and the Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Management Agreement.
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the independent third-party data provider and the independent fee consultant. The Committee and the Board noted that, as of December 31, 2016, the Fund’s actual management fee and net total expense ratio are ranked in the fifth and third quintiles, respectively,
66	Columbia Total Return Bond Fund | Semiannual Report 2017

Board Consideration and Approval of Management
Agreement  (continued)
(where the lowest fees and expenses would be in the first quintile) against the Fund’s expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, warranted the continuation of the Management Agreement.
Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund.
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2016 to profitability levels realized in 2015. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.
Columbia Total Return Bond Fund | Semiannual Report 2017	67

Board Consideration and Approval of Management
Agreement  (continued)
Other benefits to the Investment Manager
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide distribution, transfer agency and shareholder services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.
68	Columbia Total Return Bond Fund | Semiannual Report 2017

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Columbia Total Return Bond Fund | Semiannual Report 2017	69

Columbia Total Return Bond Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR166_04_G01_(12/17)

SemiAnnual Report
October 31, 2017
Columbia Multi-Asset Income Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The current outlook for financial markets is clouded by two primary concerns: the high valuation of equities and the direction of interest rates. Following the U.S. presidential election, U.S. equities rallied based on the assumption that the new administration’s policies would stimulate growth quickly. Unfortunately it’s unclear whether those measures will get passed, much less passed quickly. In fixed income, uncertainty stems from the possibility that interest rates won’t rise as rapidly as expected if the administration’s proposed growth policies are not implemented.
Given this uncertainty, investors value a consistent approach more than ever. Investors want strong, repeatable risk-adjusted returns. Consistency — not surprises. As a leading global asset manager, we believe our consistent, collaborative investment approach enables us to deliver the dependable experience your portfolio demands. So, how do we strive to deliver a consistent investment experience?
Better insights
Your portfolio benefits from the investment insights uncovered by our talented investment teams around the world.
Better decisions
Our collaborative, interactive environment enables our investment teams to construct portfolios that take advantage of the best investment ideas.
Better outcomes
We aim to deliver a consistent experience, which means fewer surprises, dependable insights, and products designed to do the thing you want.
Whether you’re trying to save money to help your children go to college or for your own retirement, it’s the consistency of the return that is most essential. People who chase higher returns are usually also the first to sell when that investment goes through a bad patch. We try to combat this behavioral tendency by offering strategies that aim for a more consistent return. Our goal is for investors to panic less during periods of volatility, which can have a significant effect on their long-term results.
Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets can do what matters most to them: build a nest egg, leave a legacy, and live confidently — now and throughout retirement. It’s why our talented professionals around the world work together to uncover uncommon opportunities and why our process encourages challenge and debate around our most compelling ideas to ensure better informed investment decisions, which hopefully lead to better outcomes for you.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Multi-Asset Income Fund   |  Semiannual Report 2017

Columbia Multi-Asset Income Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Multi-Asset Income Fund (the Fund) seeks to provide shareholders with a high level of current income. The Fund’s secondary objective is total return.
Portfolio management
Jeffrey Knight, CFA
Co-manager
Managed Fund since 2015
Anwiti Bahuguna, Ph.D.
Co-manager
Managed Fund since 2015
Dan Boncarosky, CFA
Co-manager
Managed Fund since 2015
Joshua Kutin, CFA
Co-manager
Managed Fund since 2015
Average annual total returns (%) (for the period ended October 31, 2017)
		Inception	6 Months cumulative	1 Year	Life
Class A	Excluding sales charges	03/27/15	2.63	7.69	4.39
	Including sales charges		-2.26	2.54	2.45
Class C	Excluding sales charges	03/27/15	2.25	7.00	3.61
	Including sales charges		1.25	6.00	3.61
Class R4		03/27/15	2.76	8.08	4.67
Class R5		03/27/15	2.89	8.12	4.75
Class T	Excluding sales charges	03/27/15	2.74	7.80	4.44
	Including sales charges		0.18	5.16	3.41
Class Y*		03/01/17	2.92	7.94	4.49
Class Z		03/27/15	2.76	8.07	4.70
Blended Benchmark			4.54	9.53	5.67
Bloomberg Barclays U.S. Aggregate Bond Index			1.58	0.90	1.88
Returns for Class A are shown with and without the maximum initial sales charge of 4.75%. Returns for Class C are shown with and without the 1.00% contingent deferred sales charge (CDSC) for the first year only. Returns for Class T shares are shown with and without the maximum initial sales charge of 2.50% per transaction. The Fund’s other classes are not subject to sales charges and have limited eligibility. Effective November 1, 2017, Class R4, Class R5, Class Y and Class Z shares were renamed Advisor Class, Institutional 2 Class, Institutional 3 Class and Institutional Class shares, respectively. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Blended Benchmark is a weighted custom composite consisting of 60% Bloomberg Barclays U.S. Aggregate Bond Index and 40% S&P 500 Index. The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large capitalization U.S. stocks and is frequently used as a general measure of market performance.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Multi-Asset Income Fund | Semiannual Report 2017

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at October 31, 2017)
SPDR Blackstone/GSO Senior Loan ETF	4.6
Credit Suisse AG 12/06/2017 12.390%	4.0
Barclays Bank PLC 04/04/2018 12.530%	3.5
JPMorgan Chase Bank NA 03/06/2018 12.730%	3.5
Royal Bank of Canada 02/02/2018 12.620%	3.4
BNP Paribas 01/11/2018 12.880%	3.4
HSBC Bank USA, NA 11/09/2017 11.910%	3.3
SPDR Bloomberg Barclays Convertible Securities ETF	3.3
SPDR Portfolio Long Term Corporate Bond ETF	2.3
PowerShares S&P 500 High Dividend Low Volatility Portfolio ETF	1.7
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at October 31, 2017)
Asset-Backed Securities — Non-Agency	1.7
Commercial Mortgage-Backed Securities - Non-Agency	1.0
Common Stocks	8.4
Convertible Preferred Stocks	0.1
Corporate Bonds & Notes	23.9
Equity-Linked Notes	20.0
Exchange-Traded Funds	12.7
Foreign Government Obligations	11.5
Limited Partnerships	3.4
Money Market Funds	5.6
Residential Mortgage-Backed Securities - Agency	1.6
Residential Mortgage-Backed Securities - Non-Agency	7.1
Senior Loans	0.2
U.S. Treasury Obligations	2.8
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Columbia Multi-Asset Income Fund | Semiannual Report 2017	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
May 1, 2017 — October 31, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,026.30	1,020.74	4.80	4.79	0.93
Class C	1,000.00	1,000.00	1,022.50	1,016.92	8.66	8.63	1.68
Class R4	1,000.00	1,000.00	1,027.60	1,022.01	3.51	3.50	0.68
Class R5	1,000.00	1,000.00	1,028.90	1,022.22	3.31	3.30	0.64
Class T	1,000.00	1,000.00	1,027.40	1,020.74	4.80	4.79	0.93
Class Y	1,000.00	1,000.00	1,029.20	1,022.47	3.05	3.04	0.59
Class Z	1,000.00	1,000.00	1,027.60	1,022.01	3.51	3.50	0.68
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Multi-Asset Income Fund | Semiannual Report 2017

Portfolio of Investments
October 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Non-Agency 1.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ALM XIV Ltd.(a),(b)
Series 2014-14A Class C
3-month USD LIBOR + 3.450% 07/28/2026	4.828%	500,000	501,682
ARES XLIV CLO Ltd.(a),(b)
Series 2017-44A Class D
3-month USD LIBOR + 6.550% 10/15/2029	7.864%	500,000	492,952
Conn Funding II LP(a)
Series 2017-A Class B
02/15/2020	5.110%	300,000	300,832
Prosper Marketplace Issuance Trust(a)
Subordinated Series 2017-1A Class C
06/15/2023	5.800%	500,000	506,304
Subordinated Series 2017-2A Class C
09/15/2023	5.370%	500,000	503,805
Total Asset-Backed Securities — Non-Agency (Cost $2,290,433)			2,305,575

Commercial Mortgage-Backed Securities - Non-Agency 0.9%

BHMS Mortgage Trust(a),(c)
Series 2014-ATLS Class DFX
07/05/2033	5.176%	500,000	506,812
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	250,000	211,891
Subordinated, Series 2014-USA Class D
09/15/2037	4.373%	250,000	240,147
Rialto Real Estate Fund LLC(a)
Subordinated, Series 2015-LT7 Class B
12/25/2032	5.071%	321,099	321,099
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $1,280,338)			1,279,949

Common Stocks 8.3%
Issuer	Shares	Value ($)
Consumer Discretionary 0.4%
Automobiles —%
Ford Motor Co.	5,512	67,632
Hotels, Restaurants & Leisure 0.1%
Las Vegas Sands Corp.	1,362	86,324
Household Durables 0.1%
Whirlpool Corp.	434	71,146
Multiline Retail 0.2%
Kohl’s Corp.	1,948	81,348
Common Stocks (continued)
Issuer	Shares	Value ($)
Nordstrom, Inc.	786	31,165
Target Corp.	2,217	130,892
Total		243,405
Total Consumer Discretionary		468,507
Consumer Staples 0.6%
Household Products —%
Procter & Gamble Co. (The)	886	76,497
Tobacco 0.6%
Altria Group, Inc.	2,523	162,027
Imperial Brands PLC	4,682	190,936
Philip Morris International, Inc.	3,868	404,748
Total		757,711
Total Consumer Staples		834,208
Energy 1.2%
Energy Equipment & Services —%
Baker Hughes, Inc.	1,224	38,470
Oil, Gas & Consumable Fuels 1.2%
BP PLC, ADR	4,255	173,051
Chevron Corp.	2,037	236,068
Enbridge, Inc.	496	19,076
ENI SpA	2,225	36,389
Exxon Mobil Corp.	809	67,430
Kinder Morgan, Inc.	16,303	295,247
Occidental Petroleum Corp.	2,039	131,658
Royal Dutch Shell PLC, Class A	3,722	116,936
Targa Resources Corp.	8,156	338,474
Total SA	1,883	104,999
Valero Energy Corp.	426	33,607
Total		1,552,935
Total Energy		1,591,405
Financials 0.4%
Banks 0.3%
Bank of America Corp.	3,180	87,100
Citigroup, Inc.	631	46,379
JPMorgan Chase & Co.	1,213	122,040
PacWest Bancorp	726	35,080

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Multi-Asset Income Fund | Semiannual Report 2017	5

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
SunTrust Banks, Inc.	331	19,930
Wells Fargo & Co.	1,189	66,750
Total		377,279
Capital Markets —%
Morgan Stanley	1,430	71,500
Insurance 0.1%
Arthur J Gallagher & Co.	353	22,355
Prudential Financial, Inc.	1,189	131,337
Total		153,692
Total Financials		602,471
Health Care 0.4%
Biotechnology 0.1%
AbbVie, Inc.	1,020	92,055
Pharmaceuticals 0.3%
Johnson & Johnson	745	103,860
Merck & Co., Inc.	1,801	99,217
Pfizer, Inc.	5,695	199,667
Sanofi	347	32,858
Total		435,602
Total Health Care		527,657
Industrials 0.2%
Aerospace & Defense 0.1%
BAE Systems PLC	4,159	32,783
Lockheed Martin Corp.	99	30,508
Total		63,291
Airlines —%
American Airlines Group, Inc.	728	34,085
Industrial Conglomerates —%
Siemens AG, Registered Shares	248	35,621
Road & Rail 0.1%
Union Pacific Corp.	787	91,127
Total Industrials		224,124
Information Technology 0.7%
Communications Equipment 0.2%
Cisco Systems, Inc.	7,351	251,037
Nokia OYJ	10,852	53,294
Total		304,331
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 0.1%
International Business Machines Corp.	434	66,862
Semiconductors & Semiconductor Equipment 0.3%
Intel Corp.	7,793	354,503
QUALCOMM, Inc.	1,257	64,120
Total		418,623
Software 0.1%
Microsoft Corp.	2,232	185,658
Total Information Technology		975,474
Materials 0.3%
Chemicals 0.2%
Agrium, Inc.	133	14,486
DowDuPont, Inc.	2,665	192,706
Eastman Chemical Co.	309	28,060
LyondellBasell Industries NV, Class A	371	38,410
Total		273,662
Containers & Packaging 0.1%
Graphic Packaging Holding Co.	703	10,890
International Paper Co.	1,037	59,389
WestRock Co.	792	48,573
Total		118,852
Total Materials		392,514
Real Estate 3.2%
Equity Real Estate Investment Trusts (REITS) 3.2%
Alexandria Real Estate Equities, Inc.	2,112	261,804
Altisource Residential Corp.	4,047	43,181
Armada Hoffler Properties, Inc.	1,962	27,998
Ashford Hospitality Trust, Inc.	4,367	30,700
Brandywine Realty Trust	2,833	49,549
Chesapeake Lodging Trust	2,181	60,850
Coresite Realty Corp.	623	68,997
Digital Realty Trust, Inc.	3,541	419,396
Duke Realty Corp.	1,632	46,479
EastGroup Properties, Inc.	1,422	128,819
Education Realty Trust, Inc.	1,827	63,762
EPR Properties	2,495	172,604
Four Corners Property Trust, Inc.	2,040	50,347
Gaming and Leisure Properties, Inc.	4,022	146,964

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Multi-Asset Income Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
GEO Group, Inc. (The)	4,269	110,781
Getty Realty Corp.	2,735	77,701
Gladstone Commercial Corp.	1,695	36,714
Government Properties Income Trust	2,789	50,676
HCP, Inc.	4,929	127,365
Healthcare Trust of America, Inc., Class A	3,772	113,349
Highwoods Properties, Inc.	2,786	142,225
Host Hotels & Resorts, Inc.	6,211	121,487
LaSalle Hotel Properties	1,782	50,270
Lexington Realty Trust	12,790	129,435
Life Storage, Inc.	791	63,929
Medical Properties Trust, Inc.	6,986	92,425
Mid-America Apartment Communities, Inc.	876	89,659
One Liberty Properties, Inc.	2,576	62,416
Outfront Media, Inc.	1,586	37,192
Pebblebrook Hotel Trust	2,591	92,395
Physicians Realty Trust	4,761	82,746
Ramco-Gershenson Properties Trust	4,535	57,277
Retail Properties of America, Inc., Class A	4,076	49,809
RLJ Lodging Trust	4,074	88,243
Sabra Health Care REIT, Inc.	1,594	31,752
Select Income REIT	3,354	81,033
Senior Housing Properties Trust	1,890	34,776
Spirit Realty Capital, Inc.	12,507	103,933
STAG Industrial, Inc.	8,848	241,550
STORE Capital Corp.	2,408	59,454
Sun Communities, Inc.	1,879	169,599
UDR, Inc.	2,492	96,665
Ventas, Inc.	998	62,624
Washington Prime Group, Inc.	14,591	114,248
WP Carey, Inc.	1,830	124,714
Total		4,367,892
Total Real Estate		4,367,892
Common Stocks (continued)
Issuer	Shares	Value ($)
Telecommunication Services 0.4%
Diversified Telecommunication Services 0.3%
AT&T, Inc.	8,289	278,925
BCE, Inc.	1,354	62,501
CenturyLink, Inc.	1,965	37,315
Orange SA	2,776	45,545
Verizon Communications, Inc.	1,264	60,508
Total		484,794
Wireless Telecommunication Services 0.1%
Vodafone Group PLC	6,217	17,803
Vodafone Group PLC, ADR	2,290	66,364
Total		84,167
Total Telecommunication Services		568,961
Utilities 0.5%
Electric Utilities 0.4%
American Electric Power Co., Inc.	1,077	80,139
Duke Energy Corp.	1,258	111,094
Entergy Corp.	679	58,570
Exelon Corp.	1,646	66,186
PPL Corp.	2,069	77,712
Scottish & Southern Energy PLC	1,856	34,067
Xcel Energy, Inc.	2,094	103,695
Total		531,463
Multi-Utilities 0.1%
Ameren Corp.	1,104	68,437
DTE Energy Co.	441	48,713
Veolia Environnement SA	1,944	46,059
Total		163,209
Total Utilities		694,672
Total Common Stocks (Cost $10,560,608)		11,247,885

Convertible Preferred Stocks —%
Issuer	Coupon Rate	Shares	Value ($)
Health Care —%
Health Care Equipment & Supplies —%
Becton Dickinson and Co.	6.125%	524	29,747
Total Health Care			29,747

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Multi-Asset Income Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Convertible Preferred Stocks —%
Issuer	Coupon Rate	Shares	Value ($)
Utilities —%
Electric Utilities —%
NextEra Energy, Inc.	6.123%	598	34,086
Total Utilities			34,086
Total Convertible Preferred Stocks (Cost $63,387)			63,833

Corporate Bonds & Notes 23.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.3%
Bombardier, Inc.(a)
12/01/2021	8.750%	56,000	62,286
01/15/2023	6.125%	39,000	38,998
TransDigm, Inc.
07/15/2024	6.500%	46,000	47,436
05/15/2025	6.500%	85,000	87,603
06/15/2026	6.375%	181,000	184,811
Total			421,134
Automotive 0.2%
Delphi Technologies PLC(a)
10/01/2025	5.000%	62,000	62,181
IHO Verwaltungs GmbH PIK(a)
09/15/2026	4.750%	97,000	98,961
ZF North America Capital, Inc.(a)
04/29/2025	4.750%	125,000	131,242
Total			292,384
Banking 1.7%
Agromercantil Senior Trust(a)
04/10/2019	6.250%	200,000	206,885
Ally Financial, Inc.
05/19/2022	4.625%	50,000	52,770
03/30/2025	4.625%	113,000	120,426
Banco de Bogota SA(a)
Subordinated
05/12/2026	6.250%	200,000	216,833
Banco Mercantil del Norte SA(a),(d)
Subordinated
10/04/2031	5.750%	200,000	203,514
Bank of New York Mellon Corp. (The)(d)
Junior Subordinated
12/29/2049	4.500%	185,000	185,722
Citigroup, Inc.(d)
Junior Subordinated
12/31/2049	5.800%	80,000	83,812
12/31/2049	6.300%	110,000	120,246
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fifth Third Bancorp(d)
Junior Subordinated
12/31/2049	5.100%	185,000	189,163
HSBC Holdings PLC(d)
Junior Subordinated
12/31/2049	6.375%	200,000	216,840
JPMorgan Chase & Co.(d)
Junior Subordinated
04/29/2049	7.900%	80,000	82,102
12/31/2049	5.300%	80,000	84,127
12/31/2049	6.100%	170,000	189,567
PNC Financial Services Group, Inc. (The)(d)
Junior Subordinated
12/31/2049	4.850%	15,000	15,548
Wells Fargo & Co.(d)
Junior Subordinated
12/31/2049	5.900%	170,000	185,903
Wells Fargo Capital X
Junior Subordinated
12/15/2036	5.950%	80,000	90,118
Total			2,243,576
Brokerage/Asset Managers/Exchanges 0.1%
NFP Corp.(a)
07/15/2025	6.875%	58,000	60,375
VFH Parent LLC/Orchestra Co-Issuer, Inc.(a)
06/15/2022	6.750%	19,000	19,749
Total			80,124
Building Materials 0.7%
American Builders & Contractors Supply Co., Inc.(a)
04/15/2021	5.625%	28,000	28,737
12/15/2023	5.750%	132,000	140,312
Beacon Escrow Corp.(a)
11/01/2025	4.875%	72,000	72,891
Beacon Roofing Supply, Inc.
10/01/2023	6.375%	98,000	105,272
Cementos Pacasmayo SAA(a)
02/08/2023	4.500%	200,000	207,158
Cemex SAB de CV(a)
04/16/2026	7.750%	200,000	226,399
Core & Main LP(a)
08/15/2025	6.125%	31,000	31,584
HD Supply, Inc.(a)
04/15/2024	5.750%	39,000	42,028
US Concrete, Inc.
06/01/2024	6.375%	58,000	62,454
Total			916,835

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Multi-Asset Income Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 1.7%
Altice US Finance I Corp.(a)
07/15/2023	5.375%	33,000	34,485
05/15/2026	5.500%	84,000	87,291
CCO Holdings LLC/Capital Corp.(a)
04/01/2024	5.875%	60,000	63,941
02/15/2026	5.750%	47,000	49,127
05/01/2026	5.500%	87,000	89,205
02/01/2028	5.000%	180,000	178,642
Cequel Communications Holdings I LLC/Capital Corp.(a)
12/15/2021	5.125%	76,000	77,456
12/15/2021	5.125%	26,000	26,515
07/15/2025	7.750%	10,000	10,937
CSC Holdings LLC(a)
10/15/2025	6.625%	109,000	119,379
CSC Holdings LLC
10/15/2025	10.875%	89,000	109,271
DISH DBS Corp.
06/01/2021	6.750%	66,000	69,287
11/15/2024	5.875%	21,000	21,020
07/01/2026	7.750%	244,000	267,137
Quebecor Media, Inc.
01/15/2023	5.750%	40,000	43,404
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2025	6.625%	29,000	28,345
Sirius XM Radio, Inc.(a)
04/15/2025	5.375%	50,000	52,676
07/15/2026	5.375%	51,000	53,571
08/01/2027	5.000%	109,000	110,185
Unitymedia GmbH(a)
01/15/2025	6.125%	174,000	185,852
Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/2025	5.000%	19,000	19,878
Videotron Ltd.
07/15/2022	5.000%	55,000	59,505
Videotron Ltd.(a)
04/15/2027	5.125%	57,000	59,995
Virgin Media Finance PLC(a)
10/15/2024	6.000%	284,000	299,039
Ziggo Secured Finance BV(a)
01/15/2027	5.500%	199,000	202,913
Total			2,319,056
Chemicals 1.0%
Angus Chemical Co.(a)
02/15/2023	8.750%	74,000	75,442
Atotech USA, Inc.(a)
02/01/2025	6.250%	134,000	137,793
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	64,000	66,876
Chemours Co. (The)
05/15/2023	6.625%	59,000	62,681
05/15/2025	7.000%	73,000	81,436
05/15/2027	5.375%	20,000	21,314
Elementia SAB de CV(a)
01/15/2025	5.500%	200,000	205,876
INEOS Group Holdings SA(a)
08/01/2024	5.625%	79,000	82,395
Koppers, Inc.(a)
02/15/2025	6.000%	21,000	22,522
Olin Corp.
09/15/2027	5.125%	37,000	38,878
Platform Specialty Products Corp.(a)
05/01/2021	10.375%	70,000	75,972
02/01/2022	6.500%	25,000	25,902
PQ Corp.(a)
11/15/2022	6.750%	122,000	131,876
PQ Corp./Eco Finance Corp.(a)
11/01/2022	8.500%	62,000	64,727
SPCM SA(a)
09/15/2025	4.875%	95,000	97,825
Tronox Finance PLC(a)
10/01/2025	5.750%	14,000	14,631
Venator Finance SARL/Materials LLC(a)
07/15/2025	5.750%	13,000	13,728
WR Grace & Co.
10/01/2021	5.125%	60,000	64,511
Total			1,284,385
Construction Machinery 0.4%
Ashtead Capital, Inc.(a)
08/15/2027	4.375%	99,000	100,398
H&E Equipment Services, Inc.(a)
09/01/2025	5.625%	27,000	28,480
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	80,000	84,198
United Rentals North America, Inc.
10/15/2025	4.625%	30,000	30,681
09/15/2026	5.875%	55,000	59,938
05/15/2027	5.500%	95,000	101,804
01/15/2028	4.875%	109,000	109,355
01/15/2028	4.875%	49,000	49,224
Total			564,078

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Multi-Asset Income Fund | Semiannual Report 2017	9

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.4%
APX Group, Inc.
12/01/2020	8.750%	44,000	45,075
12/01/2022	7.875%	129,000	139,139
09/01/2023	7.625%	63,000	66,292
IHS Markit Ltd.(a)
11/01/2022	5.000%	82,000	87,902
02/15/2025	4.750%	79,000	83,380
Interval Acquisition Corp.
04/15/2023	5.625%	93,000	97,371
Total			519,159
Consumer Products 0.5%
American Greetings Corp.(a)
02/15/2025	7.875%	9,000	9,798
Prestige Brands, Inc.(a)
03/01/2024	6.375%	85,000	90,480
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	122,000	130,877
12/15/2026	5.250%	2,000	2,134
Spectrum Brands, Inc.
11/15/2022	6.625%	20,000	20,820
12/15/2024	6.125%	117,000	125,090
07/15/2025	5.750%	44,000	46,814
Springs Industries, Inc.
06/01/2021	6.250%	47,000	48,495
Tempur Sealy International, Inc.
10/15/2023	5.625%	32,000	33,825
06/15/2026	5.500%	41,000	42,298
Valvoline, Inc.(a)
07/15/2024	5.500%	64,000	67,937
08/15/2025	4.375%	59,000	59,498
Total			678,066
Diversified Manufacturing 0.7%
Entegris, Inc.(a)
04/01/2022	6.000%	78,000	81,516
Gates Global LLC/Co.(a)
07/15/2022	6.000%	136,000	139,812
General Electric Co.(d)
Junior Subordinated
12/31/2049	5.000%	470,000	490,047
SPX FLOW, Inc.(a)
08/15/2024	5.625%	13,000	13,732
08/15/2026	5.875%	48,000	51,039
TriMas Corp.(a)
10/15/2025	4.875%	9,000	9,120
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Welbilt, Inc.
02/15/2024	9.500%	23,000	26,298
WESCO Distribution, Inc.
06/15/2024	5.375%	64,000	67,342
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	31,000	35,009
Total			913,915
Electric 0.6%
AES Corp.
05/15/2026	6.000%	18,000	19,445
09/01/2027	5.125%	63,000	64,630
AES Corp. (The)
07/01/2021	7.375%	94,000	106,916
Calpine Corp.
02/01/2024	5.500%	66,000	63,121
Dynegy, Inc.
11/01/2024	7.625%	60,000	65,550
Dynegy, Inc.(a)
01/30/2026	8.125%	33,000	36,670
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	70,000	70,506
NRG Energy, Inc.
05/01/2024	6.250%	27,000	28,580
05/15/2026	7.250%	16,000	17,373
01/15/2027	6.625%	61,000	65,177
NRG Yield Operating LLC
08/15/2024	5.375%	114,000	118,939
09/15/2026	5.000%	58,000	60,022
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	132,000	140,409
Total			857,338
Finance Companies 0.5%
Aircastle Ltd.
03/15/2021	5.125%	60,000	63,825
04/01/2023	5.000%	8,000	8,486
CIT Group, Inc.
05/15/2020	5.375%	9,000	9,646
08/01/2023	5.000%	38,000	41,137
iStar, Inc.
04/01/2022	6.000%	48,000	50,182
09/15/2022	5.250%	67,000	68,597
Navient Corp.
03/25/2020	8.000%	7,000	7,723
10/26/2020	5.000%	99,000	101,951
07/26/2021	6.625%	39,000	41,777
06/15/2022	6.500%	69,000	73,329

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Multi-Asset Income Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Park Aerospace Holdings Ltd.(a)
08/15/2022	5.250%	28,000	29,163
02/15/2024	5.500%	13,000	13,454
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	45,000	47,538
Quicken Loans, Inc.(a)
05/01/2025	5.750%	51,000	54,058
Total			610,866
Food and Beverage 1.1%
B&G Foods, Inc.
06/01/2021	4.625%	30,000	30,624
04/01/2025	5.250%	93,000	94,695
Chobani LLC/Finance Corp., Inc.(a)
04/15/2025	7.500%	102,000	110,733
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	80,000	82,257
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	25,000	26,125
11/01/2026	4.875%	94,000	98,806
MARB BondCo PLC(a)
03/15/2024	7.000%	200,000	201,605
MHP SE
04/02/2020	8.250%	200,000	216,297
MHP SE(a)
05/10/2024	7.750%	200,000	216,278
Pinnacle Foods Finance LLC/Corp.
01/15/2024	5.875%	38,000	40,549
Post Holdings, Inc.(a)
03/01/2025	5.500%	24,000	24,981
08/15/2026	5.000%	117,000	117,639
03/01/2027	5.750%	212,000	220,605
Total			1,481,194
Gaming 1.0%
Boyd Gaming Corp.
05/15/2023	6.875%	31,000	33,289
04/01/2026	6.375%	20,000	21,925
CRC Escrow Issuer LLC/Finco, Inc.(a)
10/15/2025	5.250%	38,000	38,248
Eldorado Resorts, Inc.
04/01/2025	6.000%	71,000	75,067
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%	54,000	58,496
International Game Technology PLC(a)
02/15/2022	6.250%	148,000	162,702
02/15/2025	6.500%	63,000	70,929
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Jack Ohio Finance LLC/1 Corp.(a)
11/15/2021	6.750%	77,000	81,348
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	21,000	22,684
09/01/2026	4.500%	27,000	27,104
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
01/15/2028	4.500%	78,000	77,783
MGM Resorts International
12/15/2021	6.625%	98,000	109,523
03/15/2023	6.000%	92,000	100,924
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	53,000	55,017
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/2021	6.125%	28,000	28,218
Scientific Games International, Inc.(a)
01/01/2022	7.000%	199,000	210,507
10/15/2025	5.000%	38,000	38,583
Scientific Games International, Inc.
12/01/2022	10.000%	126,000	139,284
Wynn Las Vegas LLC/Capital Corp.(a)
05/15/2027	5.250%	42,000	42,766
Total			1,394,397
Health Care 1.6%
Acadia Healthcare Co., Inc.
07/01/2022	5.125%	32,000	32,675
03/01/2024	6.500%	32,000	33,897
Amsurg Corp.
07/15/2022	5.625%	24,000	24,479
Avantor, Inc.(a)
10/01/2024	6.000%	62,000	63,239
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	67,000	68,490
CHS/Community Health Systems, Inc.
02/01/2022	6.875%	91,000	66,243
03/31/2023	6.250%	144,000	138,516
DaVita, Inc.
07/15/2024	5.125%	52,000	52,407
Envision Healthcare Corp.(a)
12/01/2024	6.250%	31,000	32,538
HCA Healthcare, Inc.
Junior Subordinated
02/15/2021	6.250%	163,000	175,401
HCA, Inc.
02/15/2020	6.500%	97,000	104,722
02/01/2025	5.375%	137,000	141,205
02/15/2026	5.875%	40,000	42,044
02/15/2027	4.500%	72,000	72,604

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Multi-Asset Income Fund | Semiannual Report 2017	11

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hill-Rom Holdings, Inc.(a)
02/15/2025	5.000%	81,000	82,878
Hologic, Inc.(a)
07/15/2022	5.250%	36,000	37,619
10/15/2025	4.375%	15,000	15,242
MEDNAX, Inc.(a)
12/01/2023	5.250%	135,000	140,920
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	140,000	150,727
Quintiles IMS, Inc.(a)
05/15/2023	4.875%	42,000	43,866
10/15/2026	5.000%	24,000	25,496
SP Finco LLC(a)
07/01/2025	6.750%	56,000	51,094
Sterigenics-Nordion Holdings LLC(a)
05/15/2023	6.500%	76,000	79,624
Team Health Holdings, Inc.(a)
02/01/2025	6.375%	51,000	46,994
Teleflex, Inc.
06/01/2026	4.875%	12,000	12,554
Tenet Healthcare Corp.
04/01/2021	4.500%	135,000	136,378
06/15/2023	6.750%	26,000	24,412
Tenet Healthcare Corp.(a)
07/15/2024	4.625%	87,000	85,653
05/01/2025	5.125%	71,000	68,975
08/01/2025	7.000%	80,000	73,382
Total			2,124,274
Healthcare Insurance 0.2%
Centene Corp.
02/15/2024	6.125%	126,000	135,489
01/15/2025	4.750%	52,000	53,659
Molina Healthcare, Inc.
11/15/2022	5.375%	16,000	16,629
Molina Healthcare, Inc.(a)
06/15/2025	4.875%	28,000	27,790
WellCare Health Plans, Inc.
04/01/2025	5.250%	92,000	97,098
Total			330,665
Home Construction 0.4%
CalAtlantic Group, Inc.
11/15/2024	5.875%	121,000	134,447
Lennar Corp.
04/30/2024	4.500%	137,000	141,403
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Meritage Homes Corp.
04/01/2022	7.000%	72,000	82,455
06/06/2027	5.125%	28,000	28,346
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2021	5.250%	59,000	60,375
04/15/2023	5.875%	24,000	25,641
Total			472,667
Independent Energy 1.3%
Callon Petroleum Co.
10/01/2024	6.125%	55,000	57,180
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	93,000	94,509
Continental Resources, Inc.
04/15/2023	4.500%	55,000	55,742
06/01/2024	3.800%	37,000	36,042
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	91,000	92,342
Diamondback Energy, Inc.
11/01/2024	4.750%	18,000	18,336
05/31/2025	5.375%	105,000	108,920
Extraction Oil & Gas, Inc.(a)
05/15/2024	7.375%	46,000	48,846
Extraction Oil & Gas, Inc./Finance Corp.(a)
07/15/2021	7.875%	52,000	55,098
Halcon Resources Corp.(a)
02/15/2025	6.750%	34,000	34,787
Laredo Petroleum, Inc.
03/15/2023	6.250%	205,000	212,719
Parsley Energy LLC/Finance Corp.(a)
06/01/2024	6.250%	31,000	33,049
01/15/2025	5.375%	72,000	73,015
08/15/2025	5.250%	72,000	72,904
10/15/2027	5.625%	73,000	75,314
PDC Energy, Inc.
09/15/2024	6.125%	108,000	112,716
Range Resources Corp.
08/15/2022	5.000%	52,000	51,694
RSP Permian, Inc.(a)
01/15/2025	5.250%	105,000	106,902
SM Energy Co.
06/01/2025	5.625%	19,000	18,455
09/15/2026	6.750%	133,000	136,592
WPX Energy, Inc.
01/15/2022	6.000%	202,000	210,220
09/15/2024	5.250%	38,000	38,037
Total			1,743,419

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Multi-Asset Income Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Leisure 0.1%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millenium Operations LLC(a)
04/15/2027	5.375%	57,000	60,197
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	41,000	42,355
LTF Merger Sub, Inc.(a)
06/15/2023	8.500%	37,000	39,278
Total			141,830
Life Insurance 0.1%
MetLife, Inc.
Junior Subordinated
08/01/2039	10.750%	105,000	175,469
Prudential Financial, Inc.(d)
Junior Subordinated
09/15/2042	5.875%	15,000	16,554
Total			192,023
Lodging 0.2%
Choice Hotels International, Inc.
07/01/2022	5.750%	96,000	106,465
Hilton Domestic Operating Co., Inc.
09/01/2024	4.250%	35,000	35,762
Hilton Grand Vacations Borrower LLC/Inc.(a)
12/01/2024	6.125%	27,000	29,578
Playa Resorts Holding BV(a)
08/15/2020	8.000%	107,000	111,379
Total			283,184
Media and Entertainment 0.6%
AMC Networks, Inc.
04/01/2024	5.000%	29,000	29,531
Lamar Media Corp.
02/01/2026	5.750%	74,000	79,819
Match Group, Inc.
06/01/2024	6.375%	85,000	92,371
Netflix, Inc.
02/15/2025	5.875%	49,000	52,876
Netflix, Inc.(a)
11/15/2026	4.375%	187,000	183,467
04/15/2028	4.875%	125,000	124,383
Nielsen Luxembourg SARL(a)
02/01/2025	5.000%	81,000	83,990
Outfront Media Capital LLC/Corp.
02/15/2024	5.625%	72,000	76,042
03/15/2025	5.875%	34,000	36,079
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Univision Communications, Inc.(a)
02/15/2025	5.125%	55,000	54,550
Total			813,108
Metals and Mining 0.9%
BHP Billiton Finance USA Ltd.(a),(d)
Junior Subordinated
10/19/2075	6.750%	145,000	170,681
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%	61,000	65,553
Constellium NV(a)
05/15/2024	5.750%	137,000	137,952
03/01/2025	6.625%	48,000	49,731
Freeport-McMoRan, Inc.
03/01/2022	3.550%	19,000	18,791
03/15/2023	3.875%	37,000	36,479
11/14/2024	4.550%	166,000	165,637
03/15/2043	5.450%	46,000	43,392
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.(a)
12/15/2023	7.375%	51,000	55,447
HudBay Minerals, Inc.(a)
01/15/2023	7.250%	17,000	18,239
01/15/2025	7.625%	53,000	58,430
Novelis Corp.(a)
08/15/2024	6.250%	30,000	31,725
09/30/2026	5.875%	124,000	127,949
Steel Dynamics, Inc.(a)
09/15/2025	4.125%	23,000	23,138
Teck Resources Ltd.(a)
06/01/2024	8.500%	48,000	54,958
Teck Resources Ltd.
07/15/2041	6.250%	192,000	219,025
Total			1,277,127
Midstream 1.3%
Andeavor Logistics LP/Tesoro Finance Corp.
10/15/2022	6.250%	82,000	87,277
05/01/2024	6.375%	24,000	26,239
01/15/2025	5.250%	126,000	135,601
Cheniere Corpus Christi Holdings LLC(a)
06/30/2027	5.125%	64,000	66,173
Delek Logistics Partners LP(a)
05/15/2025	6.750%	55,000	55,897
Energy Transfer Equity LP
03/15/2023	4.250%	63,000	64,087
06/01/2027	5.500%	256,000	270,923
Holly Energy Partners LP/Finance Corp.(a)
08/01/2024	6.000%	143,000	149,806

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Multi-Asset Income Fund | Semiannual Report 2017	13

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NGPL PipeCo LLC(a)
08/15/2022	4.375%	25,000	25,662
08/15/2027	4.875%	31,000	32,196
NuStar Logistics LP
04/28/2027	5.625%	58,000	61,007
Tallgrass Energy Partners LP/Finance Corp.(a)
09/15/2024	5.500%	22,000	22,771
01/15/2028	5.500%	33,000	33,803
Targa Resources Partners LP/Finance Corp.
11/15/2023	4.250%	32,000	31,792
03/15/2024	6.750%	32,000	34,524
02/01/2027	5.375%	151,000	156,693
Targa Resources Partners LP/Finance Corp.(a)
01/15/2028	5.000%	141,000	141,734
Williams Companies, Inc. (The)
01/15/2023	3.700%	50,000	50,311
06/24/2024	4.550%	229,000	238,873
Total			1,685,369
Oil Field Services 0.1%
SESI LLC(a)
09/15/2024	7.750%	15,000	15,489
Weatherford International Ltd.
06/15/2021	7.750%	44,000	45,377
06/15/2023	8.250%	38,000	38,443
Total			99,309
Other Financial Institutions 0.0%
Icahn Enterprises LP/Finance Corp.
02/01/2022	6.250%	33,000	34,518
Other Industry 0.0%
KAR Auction Services, Inc.
06/01/2025	5.125%	47,000	48,652
Other REIT 0.0%
CyrusOne LP/Finance Corp.(a)
03/15/2024	5.000%	24,000	25,132
CyrusOne LP/Finance Corp.
03/15/2027	5.375%	24,000	25,682
Total			50,814
Packaging 0.6%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
05/15/2023	4.625%	39,000	40,241
05/15/2024	7.250%	137,000	150,777
02/15/2025	6.000%	92,000	97,573
Berry Global, Inc.
10/15/2022	6.000%	57,000	60,344
07/15/2023	5.125%	116,000	121,756
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Berry Plastics Corp.
05/15/2022	5.500%	30,000	31,223
Multi-Color Corp.(a)
11/01/2025	4.875%	71,000	71,618
Novolex (a)
01/15/2025	6.875%	23,000	23,868
Owens-Brockway Glass Container, Inc.(a)
01/15/2025	5.375%	24,000	25,620
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	90,000	91,575
02/15/2021	6.875%	30,462	31,223
Reynolds Group Issuer, Inc./LLC(a)
07/15/2024	7.000%	99,000	105,767
Total			851,585
Pharmaceuticals 0.5%
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	11,000	11,164
Eagle Holding Co., II LLC PIK(a)
05/15/2022	7.625%	15,000	15,477
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	120,000	125,762
Valeant Pharmaceuticals International, Inc.(a)
03/15/2024	7.000%	94,000	101,734
04/15/2025	6.125%	420,000	352,800
11/01/2025	5.500%	50,000	51,124
Total			658,061
Property & Casualty 0.2%
HUB International Ltd.(a)
10/01/2021	7.875%	205,000	213,270
Radian Group, Inc.
10/01/2024	4.500%	4,000	4,102
Total			217,372
Railroads 0.1%
BNSF Funding Trust I(d)
Junior Subordinated
12/15/2055	6.613%	155,000	179,064
Restaurants 0.4%
1011778 BC ULC/New Red Finance, Inc.(a)
05/15/2024	4.250%	138,000	139,328
10/15/2025	5.000%	76,000	77,408
10/15/2025	5.000%	44,000	44,812
BC ULC/New Red Finance, Inc.(a)
01/15/2022	4.625%	76,000	77,745

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Multi-Asset Income Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2026	5.250%	125,000	132,633
06/01/2027	4.750%	4,000	4,083
Total			476,009
Retailers 0.5%
Asbury Automotive Group, Inc.
12/15/2024	6.000%	69,000	72,690
Cencosud SA(a)
02/12/2045	6.625%	200,000	217,692
Dollar Tree, Inc.
03/01/2023	5.750%	80,000	84,119
Group 1 Automotive, Inc.
06/01/2022	5.000%	52,000	53,612
Group 1 Automotive, Inc.(a)
12/15/2023	5.250%	5,000	5,188
Hanesbrands, Inc.(a)
05/15/2024	4.625%	27,000	27,833
05/15/2026	4.875%	27,000	27,805
L Brands, Inc.
11/01/2035	6.875%	55,000	54,607
Lithia Motors, Inc.(a)
08/01/2025	5.250%	13,000	13,631
Penske Automotive Group, Inc.
12/01/2024	5.375%	92,000	94,811
Total			651,988
Technology 1.6%
Ascend Learning LLC(a)
08/01/2025	6.875%	23,000	24,087
Camelot Finance SA(a)
10/15/2024	7.875%	43,000	46,124
CDK Global, Inc.(a)
06/01/2027	4.875%	31,000	32,300
Equinix, Inc.
01/01/2022	5.375%	120,000	125,503
01/15/2026	5.875%	121,000	131,108
05/15/2027	5.375%	123,000	131,818
First Data Corp.(a)
08/15/2023	5.375%	60,000	62,562
12/01/2023	7.000%	129,000	138,067
01/15/2024	5.000%	48,000	49,919
01/15/2024	5.750%	183,000	191,234
Gartner, Inc.(a)
04/01/2025	5.125%	132,000	139,289
Informatica LLC(a)
07/15/2023	7.125%	41,000	41,855
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Iron Mountain, Inc.(a)
09/15/2027	4.875%	46,000	46,647
Microsemi Corp.(a)
04/15/2023	9.125%	49,000	55,807
MSCI, Inc.(a)
11/15/2024	5.250%	70,000	74,193
08/15/2025	5.750%	35,000	37,817
08/01/2026	4.750%	37,000	38,744
PTC, Inc.
05/15/2024	6.000%	72,000	78,150
Qualitytech LP/Finance Corp.
08/01/2022	5.875%	128,000	133,872
Qualitytech LP/QTS Finance Corp.(a),(e)
11/15/2025	4.750%	80,000	81,035
Sensata Technologies UK Financing Co. PLC(a)
02/15/2026	6.250%	85,000	93,079
Solera LLC/Finance, Inc.(a)
03/01/2024	10.500%	83,000	94,458
Symantec Corp.(a)
04/15/2025	5.000%	133,000	138,978
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	34,000	34,536
VeriSign, Inc.
05/01/2023	4.625%	104,000	107,240
07/15/2027	4.750%	83,000	85,561
Total			2,213,983
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	81,000	79,673
Hertz Corp. (The)(a)
06/01/2022	7.625%	70,000	72,815
Total			152,488
Wireless 1.3%
Comcel Trust(a)
02/06/2024	6.875%	200,000	211,252
SBA Communications Corp.
09/01/2024	4.875%	322,000	331,508
SFR Group SA(a)
05/01/2026	7.375%	259,000	278,663
Sprint Communications, Inc.(a)
03/01/2020	7.000%	158,000	171,237
Sprint Corp.
06/15/2024	7.125%	273,000	295,456
02/15/2025	7.625%	110,000	120,459

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Multi-Asset Income Fund | Semiannual Report 2017	15

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
T-Mobile USA, Inc.
03/01/2025	6.375%	87,000	93,940
01/15/2026	6.500%	145,000	160,463
Wind Acquisition Finance SA
04/23/2021	7.375%	21,000	21,806
Wind Tre SpA(a),(e)
01/20/2026	5.000%	80,000	80,493
Total			1,765,277
Wirelines 0.6%
CenturyLink, Inc.
04/01/2025	5.625%	189,000	183,875
Frontier Communications Corp.
01/15/2023	7.125%	179,000	137,463
Level 3 Financing, Inc.
08/15/2022	5.375%	100,000	103,020
01/15/2024	5.375%	13,000	13,474
03/15/2026	5.250%	51,000	52,632
Level 3 Parent LLC
12/01/2022	5.750%	48,000	49,455
Telecom Italia Capital SA
09/30/2034	6.000%	38,000	42,585
Telecom Italia SpA(a)
05/30/2024	5.303%	51,000	54,919
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	192,000	202,460
Total			839,883
Total Corporate Bonds & Notes (Cost $30,765,534)			31,879,176

Equity-Linked Notes 19.8%
Issuer	Coupon Rate	Shares	Value ($)
Barclays Bank PLC(a),(f)
(linked to a basket of common stocks)
04/04/2018	12.530%	4,486	4,395,287
BNP Paribas(a),(g)
(linked to a basket of common stocks)
01/11/2018	12.880%	4,378	4,278,629
Credit Suisse AG(a),(h)
(linked to a basket of common stocks)
12/06/2017	12.390%	5,254	5,092,702
Credit Suisse AG(a)
(linked to common stock of Graphic Packaging Holding Co.)
01/16/2018	10.100%	2,116	31,859
Deutsche Bank AG(a)
(linked to common stock of Graphic Packaging Holding Co.)
11/06/2017	6.580%	2,090	29,998
Equity-Linked Notes (continued)
Issuer	Coupon Rate	Shares	Value ($)
HSBC Bank USA, NA(a),(i)
(linked to a basket of common stocks)
11/09/2017	11.910%	4,350	4,193,194
JPMorgan Chase Bank NA(a),(j)
(linked to a basket of common stocks)
03/06/2018	12.730%	4,468	4,386,429
Royal Bank of Canada(a),(k)
(linked to a basket of common stocks)
02/02/2018	12.620%	4,425	4,289,381
Total Equity-Linked Notes (Cost $27,418,506)			26,697,479

Exchange-Traded Funds 12.6%
	Shares	Value ($)
Global X SuperDividend ETF	96,516	2,077,024
PowerShares S&P 500 High Dividend Low Volatility Portfolio ETF	51,637	2,127,961
SPDR Blackstone/GSO Senior Loan ETF	121,414	5,770,808
SPDR Bloomberg Barclays Convertible Securities ETF	79,714	4,128,388
SPDR Portfolio Long Term Corporate Bond ETF	103,002	2,900,536
Total Exchange-Traded Funds (Cost $16,503,750)		17,004,717

Foreign Government Obligations(l) 11.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Argentina 0.9%
Argentine Republic Government International Bond
04/22/2021	6.875%	200,000	218,317
City of Buenos Aires Argentina(a)
06/01/2027	7.500%	250,000	279,140
Provincia de Buenos Aires(a)
03/16/2024	9.125%	295,000	344,928
06/15/2027	7.875%	200,000	221,527
Provincia de Cordoba(a)
06/10/2021	7.125%	150,000	161,712
Total			1,225,624
Brazil 0.8%
Brazilian Government International Bond
04/07/2026	6.000%	400,000	445,032
01/07/2041	5.625%	650,000	659,878
Total			1,104,910

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Multi-Asset Income Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.1%
NOVA Chemicals Corp.(a)
06/01/2024	4.875%	57,000	57,964
06/01/2027	5.250%	59,000	60,087
Total			118,051
China 0.3%
State Grid Overseas Investment 2016 Ltd.(a)
05/04/2027	3.500%	400,000	408,960
Colombia 0.5%
Ecopetrol SA
01/16/2025	4.125%	100,000	100,718
06/26/2026	5.375%	200,000	213,967
09/18/2043	7.375%	260,000	301,872
Total			616,557
Costa Rica 0.2%
Costa Rica Government International Bond(a)
03/12/2045	7.158%	200,000	212,814
Croatia 0.3%
Hrvatska Elektroprivreda(a)
10/23/2022	5.875%	400,000	443,717
Dominican Republic 0.8%
Banco de Reservas de la Republica Dominicana(a)
Subordinated
02/01/2023	7.000%	150,000	157,735
02/01/2023	7.000%	150,000	157,735
Dominican Republic International Bond(a)
01/29/2026	6.875%	400,000	457,707
04/20/2027	8.625%	300,000	364,200
Total			1,137,377
Ecuador 0.2%
Ecuador Government International Bond(a)
03/28/2022	10.750%	250,000	283,063
Egypt 0.4%
Egypt Government International Bond(a)
01/31/2022	6.125%	200,000	208,808
01/31/2027	7.500%	300,000	332,669
Total			541,477
El Salvador 0.1%
El Salvador Government International Bond(a)
01/18/2027	6.375%	120,000	119,380
Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gabon 0.1%
Gabon Government International Bond(a)
12/12/2024	6.375%	200,000	196,250
Georgia 0.2%
Georgian Railway JSC(a)
07/11/2022	7.750%	200,000	223,196
Ghana 0.2%
Ghana Government International Bond(a)
10/14/2030	10.750%	200,000	266,669
Honduras 0.3%
Honduras Government International Bond(a)
03/15/2024	7.500%	400,000	452,985
Hungary 0.3%
Hungary Government International Bond
03/29/2041	7.625%	100,000	154,315
MFB Magyar Fejlesztesi Bank Zrt.(a)
10/21/2020	6.250%	200,000	220,749
Total			375,064
Indonesia 1.2%
PT Pertamina Persero(a)
05/03/2022	4.875%	400,000	429,807
05/27/2041	6.500%	500,000	605,181
PT Perusahaan Listrik Negara(a)
11/22/2021	5.500%	500,000	547,381
Total			1,582,369
Ivory Coast 0.3%
Ivory Coast Government International Bond(a)
03/03/2028	6.375%	200,000	207,898
06/15/2033	6.125%	200,000	197,652
Total			405,550
Kazakhstan 0.3%
Kazakhstan Government International Bond(a)
07/21/2045	6.500%	200,000	250,493
KazMunayGas National Co. JSC(a)
07/02/2018	9.125%	100,000	104,438
Total			354,931
Mexico 1.3%
Petroleos Mexicanos
06/02/2041	6.500%	1,800,000	1,823,589

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Multi-Asset Income Fund | Semiannual Report 2017	17

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Netherlands 0.2%
Petrobras Global Finance BV(a)
01/27/2025	5.299%	222,000	222,892
Pakistan 0.2%
Pakistan Government International Bond(a)
04/15/2024	8.250%	200,000	222,706
Russian Federation 0.6%
Gazprom Neft OAO Via GPN Capital SA(a)
09/19/2022	4.375%	200,000	204,082
Gazprom OAO Via Gaz Capital SA(a)
02/06/2028	4.950%	200,000	205,328
Russian Foreign Bond - Eurobond(a)
04/04/2022	4.500%	400,000	426,978
Total			836,388
Senegal 0.2%
Senegal Government International Bond(a)
07/30/2024	6.250%	200,000	214,605
Serbia 0.1%
Serbia International Bond(a)
12/03/2018	5.875%	200,000	206,916
Trinidad and Tobago 0.3%
Petroleum Co. of Trinidad & Tobago Ltd.(a)
08/14/2019	9.750%	250,000	266,423
08/14/2019	9.750%	100,000	106,569
Total			372,992
Turkey 0.7%
Export Credit Bank of Turkey(a)
09/23/2021	5.000%	300,000	303,807
Turkey Government International Bond
03/25/2027	6.000%	200,000	210,787
03/17/2036	6.875%	400,000	440,575
Total			955,169
United Arab Emirates 0.0%
DAE Funding LLC(a)
08/01/2024	5.000%	56,000	57,188
Venezuela 0.3%
Petroleos de Venezuela SA(a)
05/16/2024	6.000%	1,329,556	377,262
11/15/2026	6.000%	120,724	33,048
Total			410,310
Total Foreign Government Obligations (Cost $14,888,446)			15,391,699
Limited Partnerships 3.4%
Issuer	Shares	Value ($)
Energy 3.1%
Oil, Gas & Consumable Fuels 3.1%
Andeavor Logistics LP	6,298	284,544
Buckeye Partners LP	2,620	139,148
Cheniere Energy Partners LP	6,620	185,294
DCP Midstream Partners LP	10,835	358,422
Energy Transfer Partners LP	26,919	468,660
Enterprise Products Partners LP	27,016	661,892
MPLX LP	11,308	398,720
PBF Logistics LP	18,293	360,372
Phillips 66 Partners LP	4,000	201,640
Plains All American Pipeline LP	12,500	249,625
Valero Energy Partners LP	4,713	202,470
Western Gas Partners LP	6,171	295,529
Williams Partners LP	11,481	425,256
Total		4,231,572
Total Energy		4,231,572
Utilities 0.3%
Gas Utilities 0.3%
AmeriGas Partners LP	6,986	316,117
Total Utilities		316,117
Total Limited Partnerships (Cost $5,778,317)		4,547,689

Residential Mortgage-Backed Securities - Agency 1.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
01/01/2045	3.500%	499,367	516,886
Federal Home Loan Mortgage Corp.(b),(m)
CMO Series 311 Class S1
1-month USD LIBOR + 5.950% 08/15/2043	4.711%	590,886	117,444
CMO Series 326 Class S2
1-month USD LIBOR + 5.950% 03/15/2044	4.711%	2,351,215	462,806
Federal Home Loan Mortgage Corp.(m)
CMO Series 4098 Class AI
05/15/2039	3.500%	2,328,445	223,260
CMO Series 4121 Class IA
01/15/2041	3.500%	1,574,481	200,246
Federal National Mortgage Association(m)
CMO Series 2012-121 Class GI
08/25/2039	3.500%	319,133	40,080

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Multi-Asset Income Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(b),(m)
CMO Series 2013-101 Class CS
1-month USD LIBOR + 5.900% 10/25/2043	4.662%	1,451,347	309,719
CMO Series 2016-45 Class AS
1-month USD LIBOR + 6.000% 07/25/2046	4.762%	444,450	102,257
Federal National Mortgage Association(c),(m)
CMO Series 2016-62 Class AS
09/25/2046	1.901%	3,298,222	154,221
Total Residential Mortgage-Backed Securities - Agency (Cost $2,380,365)			2,126,919

Residential Mortgage-Backed Securities - Non-Agency 7.0%

Angel Oak Mortgage Trust I LLC(a),(c)
CMO Series 2017-2 Class M1
07/25/2047	3.737%	500,000	496,638
Angel Oak Mortgage Trust I LLC(a)
Series 2016-1 Class A1
07/25/2046	3.500%	278,442	281,939
Angel Oak Mortgage Trust LLC(a)
Series 2015-1
11/25/2045	4.500%	85,292	85,136
Bayview Opportunity Master Fund IVb Trust(a)
CMO Series 2017-NPL1 Class A1
01/28/2032	3.598%	158,791	159,338
CMO Series 2017-NPL2 Class A1
10/28/2032	3.105%	500,000	500,000
CAM Mortgage Trust(a)
CMO Series 2016-2 Class A1
06/15/2057	3.250%	117,966	117,976
CIM Trust(a),(n)
CMO Series 2017-8 Class A1
12/25/2065	3.000%	495,000	495,275
Citigroup Mortgage Loan Trust, Inc.(a),(c)
CMO Series 2013-11 Class 3A3
09/25/2034	3.495%	188,283	184,245
CMO Series 2014-C Class A
02/25/2054	3.250%	872,323	868,502
CMO Series 2015-A Class B3
06/25/2058	4.500%	236,625	223,032
Citigroup Mortgage Loan Trust, Inc.(a),(m)
CMO Series 2015-A Class A1IO
06/25/2058	1.000%	5,122,773	121,895
COLT Mortgage Loan Trust(a)
CMO Series 2016-1 Class A2
05/25/2046	3.500%	212,481	213,928
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse Mortgage Capital Certificates(a)
CMO Series 2010-9R Class 1A5
08/27/2037	4.000%	193,301	196,659
Credit Suisse Mortgage Capital Certificates(a),(c)
CMO Series 2014-RPL4 Class A1
08/25/2062	3.625%	180,847	185,662
CMO Series 2014-RPL4 Class A2
08/25/2062	4.731%	1,000,000	1,000,744
GCAT (a)
Series 2017-1 Class A2
03/25/2047	3.375%	143,800	144,275
GCAT LLC(a)
CMO Series 2017-3 Class A1
04/25/2047	3.352%	388,297	388,879
Legacy Mortgage Asset Trust(a)
CMO Series 2017-GS1 Class A2
01/25/2057	3.500%	500,000	478,257
Oak Hill Advisors Residential Loan Trust(a)
CMO Series 2017-NPL1 Class A1
06/25/2057	3.000%	989,702	989,694
Oaktown Re Ltd.(a),(b),(n)
CMO Series 2017-1A Class M1
1-month USD LIBOR + 2.250% 04/25/2027	3.488%	366,539	367,914
PNMAC GMSR Issuer Trust(a),(b),(n)
CMO Series 2017-GT2 Class A
1-month USD LIBOR + 4.000% 08/25/2023	5.231%	400,000	400,000
Preston Ridge Partners Mortgage LLC(a)
CMO Series 2017-2A Class A2
09/25/2022	5.000%	500,000	482,868
Pretium Mortgage Credit Partners I(a)
CMO Series 2017-NPL2 Class A1
03/28/2057	3.250%	229,015	229,869
RBSSP Resecuritization Trust(a),(c)
CMO Series 2010-1 Class 3A2
08/26/2035	3.547%	250,000	244,119
Sunset Mortgage Loan Co., LLC(a)
CMO Series 2017-NPL1 Class A
06/16/2047	3.500%	95,901	96,145
Verus Securitization Trust(a),(c)
CMO Series 2017-2A Class B1
07/25/2047	3.700%	500,000	499,894
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $9,401,913)			9,452,883

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Multi-Asset Income Fund | Semiannual Report 2017	19

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Senior Loans 0.2%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Consumer Products 0.1%
Serta Simmons Bedding LLC(b),(o)
2nd Lien Term Loan
3-month USD LIBOR + 8.000% 11/08/2024	9.312%	97,615	92,246
Technology 0.1%
Ancestry.com Operations, Inc.(b),(o)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 10/19/2024	9.490%	20,633	21,098
Ascend Learning LLC(b),(o)
Term Loan
3-month USD LIBOR + 3.250% 07/12/2024	4.492%	11,000	11,087
DigiCert Holdings, Inc.(b),(o),(p)
1st Lien Term Loan
3-month USD LIBOR + 4.750% 09/20/2024	0.000%	59,000	59,639
Hyland Software, Inc.(b),(o)
Tranche 3 1st Lien Term Loan
3-month USD LIBOR + 3.250% 07/01/2022	4.492%	13,764	13,890
Kronos, Inc.(b),(o)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 11/01/2024	9.627%	33,000	33,933
Misys Ltd.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 06/13/2024	4.817%	34,673	34,533
2nd Lien Term Loan
3-month USD LIBOR + 7.250% 06/13/2025	8.567%	12,971	12,845
Total			187,025
Total Senior Loans (Cost $280,547)			279,271

U.S. Treasury Obligations 2.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
02/15/2029	5.250%	190,000	243,601
02/15/2031	5.375%	24,000	31,997
02/15/2036	4.500%	57,000	72,990
02/15/2038	4.375%	30,000	37,987
02/15/2039	3.500%	236,000	265,793
11/15/2039	4.375%	284,000	360,416
02/15/2041	4.750%	23,000	30,803
08/15/2042	2.750%	527,000	519,625
05/15/2043	2.875%	361,000	363,032
05/15/2044	3.375%	419,000	460,518
08/15/2044	3.125%	163,000	171,435
11/15/2044	3.000%	163,000	167,469
02/15/2045	2.500%	94,000	87,464
02/15/2046	2.500%	840,000	778,909
08/15/2046	2.250%	67,000	58,755
11/15/2046	2.875%	20,000	20,003
02/15/2047	3.000%	65,000	66,636
05/15/2047	3.000%	37,000	37,933
Total U.S. Treasury Obligations (Cost $4,013,404)			3,775,366

Money Market Funds 5.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(q),(r)	7,475,454	7,475,454
Total Money Market Funds (Cost $7,475,245)		7,475,454
Total Investments (Cost: $133,100,793)		133,527,895
Other Assets & Liabilities, Net		1,655,527
Net Assets		135,183,422

At October 31, 2017, securities and/or cash totaling $646,059 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	117	12/2017	USD	15,050,295	404,564	—
U.S. Treasury 10-Year Note	36	12/2017	USD	4,527,895	—	(17,793)
Total					404,564	(17,793)

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Multi-Asset Income Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 28	Goldman Sachs International	12/20/2022	1.000	Quarterly	USD	5,250,000	181,640	(6,126)	214,497	—	—	(38,983)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 29	Morgan Stanley	12/20/2022	5.000	Quarterly	USD	2,500,000	(41,833)	—	—	—	(41,833)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2017, the value of these securities amounted to $40,307,052, which represents 29.80% of net assets.
(b)	Variable rate security.
(c)	Represents a variable rate security where the coupon rate adjusts periodically using the weighted average coupon of the underlying mortgages.
(d)	Represents a step bond where the coupon rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter.
(e)	Represents a security purchased on a when-issued basis.
(f)	The Fund has indirect exposure to all of the underlying positions that make up the basket, which are presented below.

Underlying long positions
Issue Type	Sector	Industry	Description	Shares/Par	Value ($)%
Common Stocks	Consumer Discretionary	Household Durables	Newell Brands, Inc.	3,730	152,097	3.4
Common Stocks	Consumer Discretionary	Internet & Direct Marketing Retail	TripAdvisor, Inc.	4,730	177,373	4.0
Common Stocks	Consumer Discretionary	Specialty Retail	Signet Jewelers Ltd.	2,489	163,183	3.7
Common Stocks	Consumer Discretionary	Specialty Retail	Best Buy Co., Inc.	792	44,344	1.0
Common Stocks	Consumer Discretionary	Specialty Retail	Foot Locker, Inc.	1,474	44,343	1.0
Common Stocks	Consumer Staples	Food & Staples Retailing	Kroger Co. (The)	8,162	168,948	3.8
Common Stocks	Consumer Staples	Food & Staples Retailing	Wal-Mart Stores, Inc.	508	44,343	1.0
Common Stocks	Consumer Staples	Food Products	Mondelez International, Inc., Class A	1,070	44,343	1.0
Common Stocks	Consumer Staples	Tobacco	Altria Group, Inc.	2,762	177,373	4.0
Common Stocks	Energy	Oil, Gas & Consumable Fuels	Chevron Corp.	432	50,108	1.1
Common Stocks	Financials	Banks	Wells Fargo & Co.	2,291	128,595	2.9
Common Stocks	Financials	Banks	JPMorgan Chase & Co.	745	74,940	1.7
Common Stocks	Financials	Insurance	Xl Group Ltd.	4,383	177,373	4.0
Common Stocks	Financials	Insurance	Progressive Corp. (The)	911	44,343	1.0
Common Stocks	Health Care	Biotechnology	Gilead Sciences, Inc.	2,195	164,513	3.7
Common Stocks	Health Care	Biotechnology	Vertex Pharmaceuticals, Inc.	303	44,343	1.0
Common Stocks	Health Care	Health Care Providers & Services	UnitedHealth Group, Inc.	844	177,373	4.0
Common Stocks	Health Care	Pharmaceuticals	Bristol-Myers Squibb Co.	2,876	177,373	4.0
Common Stocks	Health Care	Pharmaceuticals	Allergan PLC	568	100,659	2.3
Common Stocks	Industrials	Aerospace & Defense	Boeing Co. (The)	688	177,373	4.0
Common Stocks	Industrials	Industrial Conglomerates	General Electric Co.	8,798	177,373	4.0
Common Stocks	Industrials	Professional Services	Equifax, Inc.	1,344	145,889	3.3
Common Stocks	Information Technology	Electronic Equipment, Instruments & Components	Corning, Inc.	4,815	150,767	3.4
Common Stocks	Information Technology	Internet Software & Services	Facebook, Inc., Class A	473	85,139	1.9
Common Stocks	Information Technology	IT Services	International Business Machines Corp.	547	84,252	1.9
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Multi-Asset Income Fund | Semiannual Report 2017	21

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Underlying long positions (continued)
Issue Type	Sector	Industry	Description	Shares/Par	Value ($)%
Common Stocks	Information Technology	Semiconductors & Semiconductor Equipment	NVIDIA Corp.	858	177,373	4.0
Common Stocks	Information Technology	Semiconductors & Semiconductor Equipment	Broadcom Ltd.	168	44,343	1.0
Common Stocks	Information Technology	Software	Activision Blizzard, Inc.	2,153	141,012	3.2
Common Stocks	Information Technology	Technology Hardware, Storage & Peripherals	Seagate Technology PLC	3,527	130,369	3.0
Common Stocks	Information Technology	Technology Hardware, Storage & Peripherals	Apple, Inc.	262	44,343	1.0
Common Stocks	Materials	Containers & Packaging	Sealed Air Corp.	3,378	149,436	3.4
Common Stocks	Materials	Metals & Mining	Newmont Mining Corp.	3,998	144,559	3.2
Common Stocks	Real Estate	Equity Real Estate Investment Trusts (REITS)	General Growth Properties, Inc.	6,472	125,935	2.8
Common Stocks	Telecommunication Services	Diversified Telecommunication Services	CenturyLink, Inc.	9,340	177,373	4.0
Common Stocks	Telecommunication Services	Diversified Telecommunication Services	AT&T, Inc.	1,542	51,881	1.2
Common Stocks	Utilities	Independent Power and Renewable Electricity Producers	NRG Energy, Inc.	3,743	93,564	2.1
Common Stocks	Utilities	Multi-Utilities	SCANA Corp.	4,111	177,373	4.0

(g)	The Fund has indirect exposure to all of the underlying positions that make up the basket, which are presented below.

Underlying long positions
Issue Type	Sector	Industry	Description	Shares/Par	Value ($)%
Common Stocks	Consumer Discretionary	Hotels, Restaurants & Leisure	Wynn Resorts Ltd.	422	62,299	1.4
Common Stocks	Consumer Discretionary	Household Durables	Newell Brands, Inc.	3,665	149,458	3.5
Common Stocks	Consumer Discretionary	Internet & Direct Marketing Retail	Amazon.com, Inc.	98	108,227	2.5
Common Stocks	Consumer Discretionary	Internet & Direct Marketing Retail	TripAdvisor, Inc.	3,495	131,061	3.1
Common Stocks	Consumer Discretionary	Media	Charter Communications, Inc., Class A	129	43,084	1.0
Common Stocks	Consumer Discretionary	Multiline Retail	Macy’s, Inc.	9,186	172,336	4.0
Common Stocks	Consumer Discretionary	Specialty Retail	L Brands, Inc.	1,696	72,984	1.7
Common Stocks	Consumer Staples	Food & Staples Retailing	Kroger Co. (The)	8,267	171,129	4.0
Common Stocks	Consumer Staples	Food Products	Mondelez International, Inc., Class A	1,262	52,304	1.2
Common Stocks	Consumer Staples	Household Products	Colgate-Palmolive Co.	2,446	172,336	4.0
Common Stocks	Consumer Staples	Tobacco	Altria Group, Inc.	671	43,084	1.0
Common Stocks	Consumer Staples	Tobacco	Philip Morris International, Inc.	1,583	165,614	3.8
Common Stocks	Energy	Oil, Gas & Consumable Fuels	Cabot Oil & Gas Corp.	1,555	43,084	1.0
Common Stocks	Energy	Oil, Gas & Consumable Fuels	Marathon Oil Corp.	4,645	66,047	1.5
Common Stocks	Financials	Banks	Regions Financial Corp.	4,826	74,708	1.7
Common Stocks	Financials	Banks	Wells Fargo & Co.	1,449	81,342	1.9
Common Stocks	Financials	Consumer Finance	Synchrony Financial	4,772	155,662	3.6
Common Stocks	Financials	Insurance	American International Group, Inc.	1,683	108,744	2.6
Common Stocks	Health Care	Biotechnology	Vertex Pharmaceuticals, Inc.	1,179	172,336	4.0
Common Stocks	Health Care	Health Care Providers & Services	UnitedHealth Group, Inc.	629	132,224	3.1
Common Stocks	Health Care	Pharmaceuticals	Bristol-Myers Squibb Co.	2,795	172,336	4.0
Common Stocks	Health Care	Pharmaceuticals	Mallinckrodt PLC	4,142	131,190	3.0
Common Stocks	Health Care	Pharmaceuticals	Merck & Co., Inc.	782	43,084	1.0
Common Stocks	Industrials	Machinery	Illinois Tool Works, Inc.	1,101	172,336	4.0
Common Stocks	Industrials	Professional Services	Nielsen Holdings PLC	3,066	113,655	2.6
Common Stocks	Information Technology	Electronic Equipment, Instruments & Components	Corning, Inc.	4,674	146,356	3.4
Common Stocks	Information Technology	Internet Software & Services	Facebook, Inc., Class A	957	172,336	4.0
Common Stocks	Information Technology	IT Services	International Business Machines Corp.	330	50,839	1.2
Common Stocks	Information Technology	IT Services	PayPal Holdings, Inc.	594	43,084	1.0
Common Stocks	Information Technology	Semiconductors & Semiconductor Equipment	Broadcom Ltd.	397	104,694	2.4
Common Stocks	Information Technology	Semiconductors & Semiconductor Equipment	Micron Technology, Inc.	3,889	172,335	4.0
Common Stocks	Information Technology	Software	Activision Blizzard, Inc.	2,197	143,857	3.3
Common Stocks	Information Technology	Technology Hardware, Storage & Peripherals	Seagate Technology PLC	1,933	71,476	1.7
Common Stocks	Information Technology	Technology Hardware, Storage & Peripherals	Western Digital Corp.	769	68,633	1.6
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Multi-Asset Income Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Underlying long positions (continued)
Issue Type	Sector	Industry	Description	Shares/Par	Value ($)%
Common Stocks	Materials	Metals & Mining	Newmont Mining Corp.	3,779	136,662	3.2
Common Stocks	Real Estate	Equity Real Estate Investment Trusts (REITS)	UDR, Inc.	3,198	124,039	2.9
Common Stocks	Telecommunication Services	Diversified Telecommunication Services	AT&T, Inc.	1,562	52,562	1.2
Common Stocks	Telecommunication Services	Diversified Telecommunication Services	CenturyLink, Inc.	8,835	167,769	3.9
Common Stocks	Utilities	Electric Utilities	PG&E Corp.	746	43,084	1.0

(h)	The Fund has indirect exposure to all of the underlying positions that make up the basket, which are presented below.

Underlying long positions
Issue Type	Sector	Industry	Description	Shares/Par	Value ($)%
Common Stocks	Consumer Discretionary	Diversified Consumer Services	H&R Block, Inc.	3,861	95,532	1.9
Common Stocks	Consumer Discretionary	Household Durables	Newell Brands, Inc.	4,358	177,709	3.4
Common Stocks	Consumer Discretionary	Internet & Direct Marketing Retail	Amazon.com, Inc.	60	65,742	1.3
Common Stocks	Consumer Discretionary	Media	Charter Communications, Inc., Class A	535	178,736	3.5
Common Stocks	Consumer Discretionary	Multiline Retail	Macy’s, Inc.	10,951	205,444	4.0
Common Stocks	Consumer Discretionary	Specialty Retail	Best Buy Co., Inc.	1,844	103,235	2.0
Common Stocks	Consumer Discretionary	Specialty Retail	Signet Jewelers Ltd.	1,089	71,392	1.4
Common Stocks	Consumer Staples	Beverages	Brown-Forman Corp., Class B	901	51,361	1.0
Common Stocks	Consumer Staples	Food & Staples Retailing	Whole Foods Market, Inc.	3,876	162,814	3.2
Common Stocks	Consumer Staples	Food Products	Hershey Co. (The)	532	56,497	1.1
Common Stocks	Consumer Staples	Household Products	Colgate-Palmolive Co.	2,916	205,444	4.0
Common Stocks	Consumer Staples	Tobacco	Altria Group, Inc.	3,079	197,740	3.8
Common Stocks	Consumer Staples	Tobacco	Philip Morris International, Inc.	491	51,361	1.0
Common Stocks	Energy	Oil, Gas & Consumable Fuels	Cabot Oil & Gas Corp.	3,764	104,263	2.0
Common Stocks	Financials	Banks	Wells Fargo & Co.	3,660	205,444	4.0
Common Stocks	Financials	Consumer Finance	Synchrony Financial	4,188	136,620	2.7
Common Stocks	Financials	Insurance	American International Group, Inc.	1,677	108,372	2.1
Common Stocks	Health Care	Biotechnology	Alexion Pharmaceuticals, Inc.	1,717	205,444	4.0
Common Stocks	Health Care	Health Care Equipment & Supplies	Edwards Lifesciences Corp.	502	51,361	1.0
Common Stocks	Health Care	Pharmaceuticals	Bristol-Myers Squibb Co.	3,332	205,444	4.0
Common Stocks	Health Care	Pharmaceuticals	Mallinckrodt PLC	6,292	199,281	3.9
Common Stocks	Industrials	Aerospace & Defense	Boeing Co. (The)	332	85,773	1.7
Common Stocks	Industrials	Professional Services	Nielsen Holdings PLC	2,148	79,609	1.5
Common Stocks	Industrials	Trading Companies & Distributors	United Rentals, Inc.	737	104,263	2.0
Common Stocks	Information Technology	Electronic Equipment, Instruments & Components	Corning, Inc.	5,577	174,627	3.4
Common Stocks	Information Technology	Internet Software & Services	Akamai Technologies, Inc.	2,300	120,185	2.3
Common Stocks	Information Technology	Internet Software & Services	Facebook, Inc., Class A	1,141	205,444	4.0
Common Stocks	Information Technology	IT Services	International Business Machines Corp.	334	51,361	1.0
Common Stocks	Information Technology	Semiconductors & Semiconductor Equipment	Advanced Micro Devices, Inc.	18,375	201,849	4.0
Common Stocks	Information Technology	Semiconductors & Semiconductor Equipment	NVIDIA Corp.	651	134,566	2.6
Common Stocks	Information Technology	Software	Activision Blizzard, Inc.	1,435	93,991	1.8
Common Stocks	Information Technology	Technology Hardware, Storage & Peripherals	Apple, Inc.	550	92,963	1.8
Common Stocks	Information Technology	Technology Hardware, Storage & Peripherals	Seagate Technology PLC	1,389	51,361	1.0
Common Stocks	Materials	Chemicals	Praxair, Inc.	475	69,337	1.3
Common Stocks	Materials	Metals & Mining	Newmont Mining Corp.	4,616	166,923	3.3
Common Stocks	Real Estate	Equity Real Estate Investment Trusts (REITS)	Simon Property Group, Inc.	952	147,920	2.9
Common Stocks	Telecommunication Services	Diversified Telecommunication Services	AT&T, Inc.	3,938	132,511	2.6
Common Stocks	Telecommunication Services	Diversified Telecommunication Services	Verizon Communications, Inc.	2,822	135,080	2.6
Common Stocks	Utilities	Electric Utilities	PG&E Corp.	2,970	171,546	3.4
Common Stocks	Utilities	Independent Power and Renewable Electricity Producers	NRG Energy, Inc.	3,102	77,555	1.5

(i)	The Fund has indirect exposure to all of the underlying positions that make up the basket, which are presented below.

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Multi-Asset Income Fund | Semiannual Report 2017	23

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Underlying long positions
Issue Type	Sector	Industry	Description	Shares/Par	Value ($)%
Common Stocks	Consumer Discretionary	Household Durables	Newell Brands, Inc.	3,573	145,708	3.5
Common Stocks	Consumer Discretionary	Internet & Direct Marketing Retail	TripAdvisor, Inc.	2,174	81,512	1.9
Common Stocks	Consumer Discretionary	Media	DISH Network Corp., Class A	3,480	168,936	4.0
Common Stocks	Consumer Discretionary	Multiline Retail	Kohl’s Corp.	4,046	168,937	4.0
Common Stocks	Consumer Discretionary	Multiline Retail	Macy’s, Inc.	2,251	42,234	1.0
Common Stocks	Consumer Discretionary	Specialty Retail	Best Buy Co., Inc.	1,305	73,065	1.7
Common Stocks	Consumer Discretionary	Textiles, Apparel & Luxury Goods	Michael Kors Holdings Ltd.	865	42,234	1.0
Common Stocks	Consumer Staples	Food Products	Mondelez International, Inc., Class A	4,078	168,936	4.0
Common Stocks	Consumer Staples	Household Products	Colgate-Palmolive Co.	2,398	168,937	4.0
Common Stocks	Consumer Staples	Tobacco	Altria Group, Inc.	2,479	159,223	3.8
Common Stocks	Consumer Staples	Tobacco	Philip Morris International, Inc.	404	42,234	1.0
Common Stocks	Energy	Oil, Gas & Consumable Fuels	Cabot Oil & Gas Corp.	1,982	54,905	1.3
Common Stocks	Financials	Banks	Bank of America Corp.	5,119	140,217	3.3
Common Stocks	Financials	Consumer Finance	Synchrony Financial	4,829	157,534	3.7
Common Stocks	Financials	Insurance	Prudential Financial, Inc.	788	87,002	2.1
Common Stocks	Health Care	Biotechnology	Incyte Corp.	1,245	141,062	3.3
Common Stocks	Health Care	Biotechnology	Vertex Pharmaceuticals, Inc.	289	42,234	1.0
Common Stocks	Health Care	Pharmaceuticals	Bristol-Myers Squibb Co.	2,740	168,937	4.0
Common Stocks	Health Care	Pharmaceuticals	Mallinckrodt PLC	1,800	57,016	1.4
Common Stocks	Health Care	Pharmaceuticals	Merck & Co., Inc.	2,009	110,653	2.6
Common Stocks	Industrials	Airlines	Delta Air Lines, Inc.	844	42,234	1.0
Common Stocks	Industrials	Commercial Services & Supplies	Stericycle, Inc.	1,228	87,002	2.0
Common Stocks	Industrials	Trading Companies & Distributors	United Rentals, Inc.	618	87,425	2.1
Common Stocks	Information Technology	Electronic Equipment, Instruments & Components	Corning, Inc.	4,573	143,174	3.4
Common Stocks	Information Technology	Internet Software & Services	Akamai Technologies, Inc.	3,233	168,937	4.0
Common Stocks	Information Technology	Internet Software & Services	Facebook, Inc., Class A	913	164,291	3.9
Common Stocks	Information Technology	IT Services	International Business Machines Corp.	274	42,234	1.0
Common Stocks	Information Technology	Semiconductors & Semiconductor Equipment	Broadcom Ltd.	217	57,438	1.3
Common Stocks	Information Technology	Semiconductors & Semiconductor Equipment	NVIDIA Corp.	817	168,937	4.0
Common Stocks	Information Technology	Semiconductors & Semiconductor Equipment	Qorvo, Inc.	557	42,234	1.0
Common Stocks	Information Technology	Software	Activision Blizzard, Inc.	1,625	106,430	2.5
Common Stocks	Information Technology	Technology Hardware, Storage & Peripherals	HP, Inc.	4,919	106,008	2.5
Common Stocks	Information Technology	Technology Hardware, Storage & Peripherals	Seagate Technology PLC	2,125	78,555	1.9
Common Stocks	Materials	Chemicals	CF Industries Holdings, Inc.	1,112	42,234	1.0
Common Stocks	Materials	Containers & Packaging	Sealed Air Corp.	3,170	140,218	3.3
Common Stocks	Materials	Metals & Mining	Newmont Mining Corp.	3,808	137,683	3.3
Common Stocks	Real Estate	Equity Real Estate Investment Trusts (REITS)	Simon Property Group, Inc.	794	123,324	2.9
Common Stocks	Telecommunication Services	Diversified Telecommunication Services	AT&T, Inc.	2,096	70,531	1.7
Common Stocks	Telecommunication Services	Diversified Telecommunication Services	Verizon Communications, Inc.	3,150	150,776	3.6
Common Stocks	Utilities	Electric Utilities	Xcel Energy, Inc.	853	42,234	1.0

(j)	The Fund has indirect exposure to all of the underlying positions that make up the basket, which are presented below.

Underlying long positions
Issue Type	Sector	Industry	Description	Shares/Par	Value ($)%
Common Stocks	Consumer Discretionary	Household Durables	Newell Brands, Inc.	3,732	152,197	3.4
Common Stocks	Consumer Discretionary	Internet & Direct Marketing Retail	Amazon.com, Inc.	63	69,020	1.5
Common Stocks	Consumer Discretionary	Internet & Direct Marketing Retail	TripAdvisor, Inc.	2,926	109,724	2.5
Common Stocks	Consumer Discretionary	Media	Viacom, Inc., Class B	6,002	144,234	3.3
Common Stocks	Consumer Discretionary	Specialty Retail	Foot Locker, Inc.	2,324	69,905	1.6
Common Stocks	Consumer Discretionary	Specialty Retail	Signet Jewelers Ltd.	2,699	176,974	4.0
Common Stocks	Consumer Staples	Food & Staples Retailing	Kroger Co. (The)	8,100	167,683	3.8
Common Stocks	Consumer Staples	Food & Staples Retailing	Wal-Mart Stores, Inc.	507	44,243	1.0
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Multi-Asset Income Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Underlying long positions (continued)
Issue Type	Sector	Industry	Description	Shares/Par	Value ($)%
Common Stocks	Consumer Staples	Food Products	Mondelez International, Inc., Class A	1,068	44,243	1.0
Common Stocks	Consumer Staples	Tobacco	Altria Group, Inc.	2,184	140,252	3.2
Common Stocks	Consumer Staples	Tobacco	Philip Morris International, Inc.	533	55,747	1.2
Common Stocks	Energy	Energy Equipment & Services	Helmerich & Payne, Inc.	1,287	69,905	1.6
Common Stocks	Financials	Banks	Bank of America Corp.	4,087	111,936	2.5
Common Stocks	Financials	Banks	Regions Financial Corp.	5,631	87,160	2.0
Common Stocks	Financials	Banks	Wells Fargo & Co.	788	44,243	1.0
Common Stocks	Financials	Consumer Finance	Navient Corp.	13,209	164,586	3.7
Common Stocks	Health Care	Biotechnology	Alexion Pharmaceuticals, Inc.	374	44,686	1.0
Common Stocks	Health Care	Biotechnology	Gilead Sciences, Inc.	1,428	107,069	2.4
Common Stocks	Health Care	Biotechnology	Regeneron Pharmaceuticals, Inc.	136	54,862	1.3
Common Stocks	Health Care	Health Care Providers & Services	UnitedHealth Group, Inc.	345	72,559	1.6
Common Stocks	Health Care	Pharmaceuticals	Bristol-Myers Squibb Co.	2,870	176,974	4.0
Common Stocks	Health Care	Pharmaceuticals	Merck & Co., Inc.	2,048	112,821	2.6
Common Stocks	Industrials	Aerospace & Defense	Boeing Co. (The)	686	176,974	4.0
Common Stocks	Industrials	Industrial Conglomerates	General Electric Co.	8,778	176,974	4.0
Common Stocks	Industrials	Machinery	Illinois Tool Works, Inc.	1,094	171,222	3.9
Common Stocks	Industrials	Professional Services	Nielsen Holdings PLC	1,504	55,747	1.2
Common Stocks	Information Technology	Electronic Equipment, Instruments & Components	Corning, Inc.	4,805	150,428	3.4
Common Stocks	Information Technology	Internet Software & Services	Facebook, Inc., Class A	843	151,755	3.4
Common Stocks	Information Technology	IT Services	International Business Machines Corp.	488	75,214	1.7
Common Stocks	Information Technology	Semiconductors & Semiconductor Equipment	Micron Technology, Inc.	1,857	82,292	1.8
Common Stocks	Information Technology	Semiconductors & Semiconductor Equipment	NVIDIA Corp.	856	176,974	4.0
Common Stocks	Information Technology	Software	Activision Blizzard, Inc.	1,459	95,566	2.2
Common Stocks	Information Technology	Technology Hardware, Storage & Peripherals	Seagate Technology PLC	2,860	105,742	2.4
Common Stocks	Materials	Metals & Mining	Newmont Mining Corp.	4,001	144,676	3.3
Common Stocks	Real Estate	Equity Real Estate Investment Trusts (REITS)	General Growth Properties, Inc.	2,819	54,862	1.3
Common Stocks	Real Estate	Equity Real Estate Investment Trusts (REITS)	Macerich Co. (The)	1,475	80,523	1.8
Common Stocks	Telecommunication Services	Diversified Telecommunication Services	AT&T, Inc.	1,499	50,438	1.1
Common Stocks	Telecommunication Services	Diversified Telecommunication Services	CenturyLink, Inc.	9,319	176,974	4.0
Common Stocks	Utilities	Electric Utilities	Exelon Corp.	2,487	99,990	2.3
Common Stocks	Utilities	Independent Power and Renewable Electricity Producers	NRG Energy, Inc.	7,079	176,974	4.0

(k)	The Fund has indirect exposure to all of the underlying positions that make up the basket, which are presented below.

Underlying long positions
Issue Type	Sector	Industry	Description	Shares/Par	Value ($)%
Common Stocks	Consumer Discretionary	Diversified Consumer Services	H&R Block, Inc.	3,310	81,881	1.9
Common Stocks	Consumer Discretionary	Household Durables	Newell Brands, Inc.	3,633	148,166	3.4
Common Stocks	Consumer Discretionary	Internet & Direct Marketing Retail	Amazon.com, Inc.	144	158,921	3.7
Common Stocks	Consumer Discretionary	Internet & Direct Marketing Retail	TripAdvisor, Inc.	1,795	67,313	1.6
Common Stocks	Consumer Discretionary	Media	Charter Communications, Inc., Class A	128	42,847	1.0
Common Stocks	Consumer Discretionary	Multiline Retail	Macy’s, Inc.	9,136	171,389	4.0
Common Stocks	Consumer Discretionary	Specialty Retail	L Brands, Inc.	1,651	71,084	1.7
Common Stocks	Consumer Staples	Food & Staples Retailing	Kroger Co. (The)	8,280	171,389	4.0
Common Stocks	Consumer Staples	Food Products	Mondelez International, Inc., Class A	1,709	70,827	1.7
Common Stocks	Consumer Staples	Household Products	Colgate-Palmolive Co.	2,433	171,389	4.0
Common Stocks	Consumer Staples	Tobacco	Altria Group, Inc.	2,669	171,389	4.0
Common Stocks	Energy	Oil, Gas & Consumable Fuels	Range Resources Corp.	6,412	116,116	2.7
Common Stocks	Financials	Banks	Regions Financial Corp.	6,682	103,434	2.4
Common Stocks	Financials	Banks	Wells Fargo & Co.	763	42,847	1.0
Common Stocks	Financials	Consumer Finance	Navient Corp.	9,402	117,145	2.7
Common Stocks	Financials	Consumer Finance	Synchrony Financial	1,313	42,847	1.0
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Multi-Asset Income Fund | Semiannual Report 2017	25

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Underlying long positions (continued)
Issue Type	Sector	Industry	Description	Shares/Par	Value ($)%
Common Stocks	Financials	Insurance	MetLife, Inc.	1,915	102,619	2.4
Common Stocks	Health Care	Biotechnology	Incyte Corp.	1,513	171,389	4.0
Common Stocks	Health Care	Pharmaceuticals	Bristol-Myers Squibb Co.	2,780	171,389	4.0
Common Stocks	Health Care	Pharmaceuticals	Merck & Co., Inc.	3,028	166,805	3.9
Common Stocks	Industrials	Aerospace & Defense	Boeing Co. (The)	265	68,513	1.6
Common Stocks	Industrials	Road & Rail	CSX Corp.	1,308	65,942	1.5
Common Stocks	Industrials	Trading Companies & Distributors	United Rentals, Inc.	303	42,847	1.0
Common Stocks	Industrials	Trading Companies & Distributors	WW Grainger, Inc.	217	42,847	1.0
Common Stocks	Information Technology	Electronic Equipment, Instruments & Components	Corning, Inc.	4,653	145,681	3.4
Common Stocks	Information Technology	Internet Software & Services	Facebook, Inc., Class A	950	171,089	4.0
Common Stocks	Information Technology	IT Services	Automatic Data Processing, Inc.	1,044	121,344	2.8
Common Stocks	Information Technology	IT Services	International Business Machines Corp.	633	97,520	2.3
Common Stocks	Information Technology	IT Services	PayPal Holdings, Inc.	590	42,847	1.0
Common Stocks	Information Technology	Semiconductors & Semiconductor Equipment	Broadcom Ltd.	409	107,975	2.5
Common Stocks	Information Technology	Semiconductors & Semiconductor Equipment	Micron Technology, Inc.	3,868	171,389	4.0
Common Stocks	Information Technology	Software	Activision Blizzard, Inc.	2,617	171,389	4.0
Common Stocks	Information Technology	Software	Oracle Corp.	842	42,848	1.0
Common Stocks	Information Technology	Technology Hardware, Storage & Peripherals	Seagate Technology PLC	2,267	83,809	2.0
Common Stocks	Materials	Metals & Mining	Newmont Mining Corp.	3,695	133,598	3.1
Common Stocks	Real Estate	Equity Real Estate Investment Trusts (REITS)	General Growth Properties, Inc.	6,467	125,842	2.9
Common Stocks	Telecommunication Services	Diversified Telecommunication Services	AT&T, Inc.	1,494	50,260	1.2
Common Stocks	Telecommunication Services	Diversified Telecommunication Services	CenturyLink, Inc.	9,025	171,389	4.0
Common Stocks	Utilities	Independent Power and Renewable Electricity Producers	NRG Energy, Inc.	2,656	66,413	1.6

(l)	Principal and interest may not be guaranteed by the government.
(m)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(n)	Valuation based on significant unobservable inputs.
(o)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of October 31, 2017. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
(p)	Represents a security purchased on a forward commitment basis.
(q)	The rate shown is the seven-day current annualized yield at October 31, 2017.
(r)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	7,735,482	37,698,941	(37,958,969)	7,475,454	(29)	51	39,495	7,475,454
Abbreviation Legend
ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
PIK	Payment In Kind
Currency Legend
USD	US Dollar
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Multi-Asset Income Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Non-Agency	—	2,305,575	—	—	2,305,575
Commercial Mortgage-Backed Securities - Non-Agency	—	1,279,949	—	—	1,279,949
Common Stocks
Consumer Discretionary	468,507	—	—	—	468,507
Consumer Staples	643,272	190,936	—	—	834,208
Energy	1,333,081	258,324	—	—	1,591,405
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Multi-Asset Income Fund | Semiannual Report 2017	27

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Financials	602,471	—	—	—	602,471
Health Care	494,799	32,858	—	—	527,657
Industrials	155,720	68,404	—	—	224,124
Information Technology	922,180	53,294	—	—	975,474
Materials	392,514	—	—	—	392,514
Real Estate	4,367,892	—	—	—	4,367,892
Telecommunication Services	505,613	63,348	—	—	568,961
Utilities	614,546	80,126	—	—	694,672
Total Common Stocks	10,500,595	747,290	—	—	11,247,885
Convertible Preferred Stocks
Health Care	29,747	—	—	—	29,747
Utilities	34,086	—	—	—	34,086
Total Convertible Preferred Stocks	63,833	—	—	—	63,833
Corporate Bonds & Notes	—	31,879,176	—	—	31,879,176
Equity-Linked Notes	—	26,697,479	—	—	26,697,479
Exchange-Traded Funds	17,004,717	—	—	—	17,004,717
Foreign Government Obligations	—	15,391,699	—	—	15,391,699
Limited Partnerships
Energy	4,231,572	—	—	—	4,231,572
Utilities	316,117	—	—	—	316,117
Total Limited Partnerships	4,547,689	—	—	—	4,547,689
Residential Mortgage-Backed Securities - Agency	—	2,126,919	—	—	2,126,919
Residential Mortgage-Backed Securities - Non-Agency	—	8,189,694	1,263,189	—	9,452,883
Senior Loans	—	279,271	—	—	279,271
U.S. Treasury Obligations	3,775,366	—	—	—	3,775,366
Money Market Funds	—	—	—	7,475,454	7,475,454
Total Investments	35,892,200	88,897,052	1,263,189	7,475,454	133,527,895
Derivatives
Asset
Futures Contracts	404,564	—	—	—	404,564
Liability
Futures Contracts	(17,793)	—	—	—	(17,793)
Swap Contracts	—	(80,816)	—	—	(80,816)
Total	36,278,971	88,816,236	1,263,189	7,475,454	133,833,850
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between Levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table(s) shows transfers between Levels of the fair value hierarchy:
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Multi-Asset Income Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Fair value measurements  (continued)
Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
245,294	–	–	245,294
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential mortgage-backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Multi-Asset Income Fund | Semiannual Report 2017	29

Statement of Assets and Liabilities
October 31, 2017 (Unaudited)
Assets
Investments in unaffiliated issuers, at cost	$125,625,548
Investments in affiliated issuers, at cost	7,475,245
Investments in unaffiliated issuers, at value	126,052,441
Investments in affiliated issuers, at value	7,475,454
Margin deposits on:
Futures contracts	564,300
Swap contracts	81,759
Upfront payments on swap contracts	214,497
Receivable for:
Investments sold	327,374
Capital shares sold	263
Dividends	50,556
Interest	1,045,826
Foreign tax reclaims	7,272
Variation margin for futures contracts	25,740
Expense reimbursement due from Investment Manager	1,045
Prepaid expenses	728
Trustees’ deferred compensation plan	9,582
Other assets	5,649
Total assets	135,862,486
Liabilities
Due to custodian	154
Unrealized depreciation on swap contracts	38,983
Payable for:
Investments purchased	344,432
Investments purchased on a delayed delivery basis	219,505
Variation margin for futures contracts	2,812
Variation margin for swap contracts	3,391
Management services fees	2,442
Distribution and/or service fees	37
Transfer agent fees	267
Compensation of board members	319
Compensation of chief compliance officer	5
Other expenses	57,135
Trustees’ deferred compensation plan	9,582
Total liabilities	679,064
Net assets applicable to outstanding capital stock	$135,183,422
Represented by
Paid in capital	136,292,705
Undistributed net investment income	1,650,938
Accumulated net realized loss	(3,493,425)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	426,893
Investments - affiliated issuers	209
Foreign currency translations	147
Futures contracts	386,771
Swap contracts	(80,816)
Total - representing net assets applicable to outstanding capital stock	$135,183,422
The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Multi-Asset Income Fund | Semiannual Report 2017

Statement of Assets and Liabilities  (continued)
October 31, 2017 (Unaudited)
Class A
Net assets	$1,243,092
Shares outstanding	126,806
Net asset value per share	$9.80
Maximum offering price per share(a)	$10.29
Class C
Net assets	$1,025,990
Shares outstanding	104,644
Net asset value per share	$9.80
Class R4
Net assets	$282,120
Shares outstanding	28,777
Net asset value per share	$9.80
Class R5
Net assets	$13,018
Shares outstanding	1,328
Net asset value per share(b)	$9.81
Class T
Net assets	$9,806
Shares outstanding	1,000
Net asset value per share	$9.81
Maximum offering price per share(c)	$10.06
Class Y
Net assets	$131,154,588
Shares outstanding	13,402,856
Net asset value per share	$9.79
Class Z
Net assets	$1,454,808
Shares outstanding	148,331
Net asset value per share	$9.81

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 4.75% for Class A shares.
(b)	Net asset value per share rounds to this amount due to fractional shares outstanding.
(c)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 2.50% for Class T shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Multi-Asset Income Fund | Semiannual Report 2017	31

Statement of Operations
Six Months Ended October 31, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$793,485
Dividends — affiliated issuers	39,495
Interest	3,401,353
Foreign taxes withheld	(2,023)
Total income	4,232,310
Expenses:
Management services fees	447,424
Distribution and/or service fees
Class A	1,282
Class C	4,347
Class T	13
Transfer agent fees
Class A	629
Class C	535
Class R4	141
Class R5	4
Class T	7
Class Y	6,351
Class Z	889
Compensation of board members	10,561
Custodian fees	27,771
Printing and postage fees	5,684
Registration fees	49,787
Audit fees	22,620
Legal fees	1,925
Compensation of chief compliance officer	28
Other	15,073
Total expenses	595,071
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(187,381)
Total net expenses	407,690
Net investment income	3,824,620
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(290,985)
Investments — affiliated issuers	(29)
Foreign currency translations	91
Futures contracts	653,913
Swap contracts	(141,431)
Net realized gain	221,559
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(544,067)
Investments — affiliated issuers	51
Foreign currency translations	110
Futures contracts	224,719
Swap contracts	(36,530)
Net change in unrealized appreciation (depreciation)	(355,717)
Net realized and unrealized loss	(134,158)
Net increase in net assets resulting from operations	$3,690,462
The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia Multi-Asset Income Fund | Semiannual Report 2017

Statement of Changes in Net Assets
	Six Months Ended October 31, 2017 (Unaudited)	Year Ended April 30, 2017 (a)
Operations
Net investment income	$3,824,620	$6,978,668
Net realized gain (loss)	221,559	(11,918)
Net change in unrealized appreciation (depreciation)	(355,717)	2,956,072
Net increase in net assets resulting from operations	3,690,462	9,922,822
Distributions to shareholders
Net investment income
Class A	(24,545)	(22,265)
Class C	(17,701)	(11,782)
Class I(b)	—	(5,513,329)
Class R4	(5,876)	(1,074)
Class R5	(330)	(577)
Class T	(235)	(469)
Class Y	(3,325,671)	(542,196)
Class Z	(35,734)	(32,785)
Total distributions to shareholders	(3,410,092)	(6,124,477)
Increase in net assets from capital stock activity	4,314,412	33,791,213
Total increase in net assets	4,594,782	37,589,558
Net assets at beginning of period	130,588,640	92,999,082
Net assets at end of period	$135,183,422	$130,588,640
Undistributed net investment income	$1,650,938	$1,236,410

(a)	Class Y shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
(b)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Multi-Asset Income Fund | Semiannual Report 2017	33

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	October 31, 2017 (Unaudited)		April 30, 2017 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	55,176	541,507	102,135	986,637
Distributions reinvested	2,468	24,194	2,263	21,796
Redemptions	(12,589)	(124,141)	(37,248)	(359,017)
Net increase	45,055	441,560	67,150	649,416
Class C
Subscriptions	43,888	430,391	62,581	604,966
Distributions reinvested	1,747	17,134	1,159	11,200
Redemptions	(9,278)	(91,227)	(6,199)	(58,594)
Net increase	36,357	356,298	57,541	557,572
Class I(b)
Subscriptions	—	—	2,612,739	25,332,376
Distributions reinvested	—	—	574,056	5,512,867
Redemptions	—	—	(12,983,391)	(125,392,271)
Net decrease	—	—	(9,796,596)	(94,547,028)
Class R4
Subscriptions	12,775	125,515	15,273	148,536
Distributions reinvested	574	5,629	60	580
Redemptions	(905)	(8,842)	—	—
Net increase	12,444	122,302	15,333	149,116
Class R5
Subscriptions	—	—	311	3,000
Distributions reinvested	9	81	8	78
Net increase	9	81	319	3,078
Class Y(b)
Subscriptions	—	—	13,007,521	125,392,639
Distributions reinvested	339,848	3,325,413	55,487	542,111
Net increase	339,848	3,325,413	13,063,008	125,934,750
Class Z
Subscriptions	10,862	106,720	110,740	1,068,041
Distributions reinvested	3,359	32,944	3,301	31,870
Redemptions	(7,225)	(70,906)	(5,873)	(55,602)
Net increase	6,996	68,758	108,168	1,044,309
Total net increase	440,709	4,314,412	3,514,923	33,791,213

(a)	Class Y shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
(b)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
34	Columbia Multi-Asset Income Fund | Semiannual Report 2017

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Columbia Multi-Asset Income Fund | Semiannual Report 2017	35

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income
Class A
10/31/2017 (c)	$9.78	0.26	0.00 (d)	0.26	(0.24)
4/30/2017	$9.43	0.56	0.26	0.82	(0.47)
4/30/2016	$10.05	0.57	(0.65)	(0.08)	(0.54)
4/30/2015 (f)	$10.00	0.03	0.04	0.07	(0.02)
Class C
10/31/2017 (c)	$9.78	0.22	0.00 (d)	0.22	(0.20)
4/30/2017	$9.43	0.49	0.26	0.75	(0.40)
4/30/2016	$10.05	0.48	(0.63)	(0.15)	(0.47)
4/30/2015 (g)	$10.00	0.02	0.04	0.06	(0.01)
Class R4
10/31/2017 (c)	$9.78	0.28	(0.01)	0.27	(0.25)
4/30/2017	$9.43	0.61	0.23	0.84	(0.49)
4/30/2016	$10.05	0.56	(0.62)	(0.06)	(0.56)
4/30/2015 (h)	$10.00	0.03	0.04	0.07	(0.02)
Class R5
10/31/2017 (c)	$9.78	0.28	0.00 (d)	0.28	(0.25)
4/30/2017	$9.43	0.57	0.28	0.85	(0.50)
4/30/2016	$10.05	0.57	(0.63)	(0.06)	(0.56)
4/30/2015 (i)	$10.00	0.03	0.04	0.07	(0.02)
Class T(j)
10/31/2017 (c)	$9.78	0.27	0.00 (d)	0.27	(0.24)
4/30/2017	$9.43	0.54	0.28	0.82	(0.47)
4/30/2016	$10.05	0.54	(0.62)	(0.08)	(0.54)
4/30/2015 (k)	$10.00	0.03	0.04	0.07	(0.02)
Class Y
10/31/2017 (c)	$9.76	0.28	0.00 (d)	0.28	(0.25)
4/30/2017 (l)	$9.78	0.11	(0.05) (m)	0.06	(0.08)
The accompanying Notes to Financial Statements are an integral part of this statement.
36	Columbia Multi-Asset Income Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.24)	$9.80	2.63%	1.23% (e)	0.93% (e)	5.29% (e)	34%	$1,243
(0.47)	$9.78	8.88%	1.27%	0.94%	5.83%	69%	$800
(0.54)	$9.43	(0.62%)	1.34%	0.91%	6.15%	70%	$138
(0.02)	$10.05	0.69%	1.24% (e)	0.75% (e)	2.70% (e)	30%	$10

(0.20)	$9.80	2.25%	1.98% (e)	1.68% (e)	4.50% (e)	34%	$1,026
(0.40)	$9.78	8.07%	2.02%	1.69%	5.10%	69%	$668
(0.47)	$9.43	(1.37%)	2.12%	1.65%	5.24%	70%	$101
(0.01)	$10.05	0.61%	1.99% (e)	1.50% (e)	2.00% (e)	30%	$10

(0.25)	$9.80	2.76%	0.98% (e)	0.68% (e)	5.55% (e)	34%	$282
(0.49)	$9.78	9.17%	1.05%	0.69%	6.57%	69%	$160
(0.56)	$9.43	(0.36%)	1.10%	0.64%	5.99%	70%	$9
(0.02)	$10.05	0.71%	0.99% (e)	0.50% (e)	3.00% (e)	30%	$10

(0.25)	$9.81	2.89%	0.93% (e)	0.64% (e)	5.60% (e)	34%	$13
(0.50)	$9.78	9.22%	0.93%	0.64%	5.99%	69%	$13
(0.56)	$9.43	(0.34%)	1.06%	0.60%	6.03%	70%	$9
(0.02)	$10.05	0.73%	0.97% (e)	0.47% (e)	3.02% (e)	30%	$10

(0.24)	$9.81	2.74%	1.24% (e)	0.93% (e)	5.32% (e)	34%	$10
(0.47)	$9.78	8.89%	1.27%	0.94%	5.63%	69%	$10
(0.54)	$9.43	(0.62%)	1.35%	0.89%	5.75%	70%	$9
(0.02)	$10.05	0.69%	1.24% (e)	0.75% (e)	2.75% (e)	30%	$10

(0.25)	$9.79	2.92%	0.87% (e)	0.59% (e)	5.65% (e)	34%	$131,155
(0.08)	$9.76	0.66%	0.93% (e)	0.60% (e)	7.22% (e)	69%	$127,555
Columbia Multi-Asset Income Fund | Semiannual Report 2017	37

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income
Class Z
10/31/2017 (c)	$9.79	0.28	(0.01)	0.27	(0.25)
4/30/2017	$9.43	0.59	0.26	0.85	(0.49)
4/30/2016	$10.06	0.56	(0.63)	(0.07)	(0.56)
4/30/2015 (n)	$10.00	0.03	0.05	0.08	(0.02)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended October 31, 2017 (unaudited).
(d)	Rounds to zero.
(e)	Annualized.
(f)	Class A shares commenced operations on March 27, 2015. Per share data and total return reflect activity from that date.
(g)	Class C shares commenced operations on March 27, 2015. Per share data and total return reflect activity from that date.
(h)	Class R4 shares commenced operations on March 27, 2015. Per share data and total return reflect activity from that date.
(i)	Class R5 shares commenced operations on March 27, 2015. Per share data and total return reflect activity from that date.
(j)	Prior to March 27, 2017, Class T shares were known as Class W shares.
(k)	Class T shares commenced operations on March 27, 2015. Per share data and total return reflect activity from that date.
(l)	Class Y shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(m)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(n)	Class Z shares commenced operations on March 27, 2015. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
38	Columbia Multi-Asset Income Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.25)	$9.81	2.76%	0.98% (e)	0.68% (e)	5.56% (e)	34%	$1,455
(0.49)	$9.79	9.27%	1.03%	0.69%	6.24%	69%	$1,383
(0.56)	$9.43	(0.47%)	1.11%	0.65%	5.99%	70%	$313
(0.02)	$10.06	0.82%	0.99% (e)	0.50% (e)	3.61% (e)	30%	$315
Columbia Multi-Asset Income Fund | Semiannual Report 2017	39

Notes to Financial Statements
October 31, 2017 (Unaudited)
Note 1. Organization
Columbia Multi-Asset Income Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus. Effective November 1, 2017, Class R4 shares were renamed Advisor Class shares.
Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus. Effective November 1, 2017, Class R5 shares were renamed Institutional 2 Class shares.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares. Prior to March 27, 2017, Class T shares were known as Class W shares, were not subject to sales charges, and were generally available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed accounts.
Class Y shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus. Class Y shares commenced operations on March 1, 2017. Effective November 1, 2017, Class Y shares were renamed Institutional 3 Class shares.
Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus. Effective November 1, 2017, Class Z shares were renamed Institutional Class shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
40	Columbia Multi-Asset Income Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Security valuation
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
Columbia Multi-Asset Income Fund | Semiannual Report 2017	41

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
42	Columbia Multi-Asset Income Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates and to manage exposure to the securities market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are
Columbia Multi-Asset Income Fund | Semiannual Report 2017	43

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to a specific debt security or a basket of debt securities, as a protection buyer to reduce overall credit exposure. Additionally, credit default swap contracts were used to hedge the Fund’s exposure on a debt security that it owns or in lieu of selling such debt security. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
Any upfront payments or receipts by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at October 31, 2017:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Upfront payments on swap contracts	214,497
Equity risk	Net assets — unrealized appreciation on futures contracts	404,564*
Total		619,061

44	Columbia Multi-Asset Income Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Net assets — unrealized depreciation on swap contracts	80,816*
Interest rate risk	Net assets — unrealized depreciation on futures contracts	17,793*
Total		98,609

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended October 31, 2017:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	(141,431)	(141,431)
Equity risk	390,675	—	390,675
Interest rate risk	263,238	—	263,238
Total	653,913	(141,431)	512,482

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	(36,530)	(36,530)
Equity risk	347,090	—	347,090
Interest rate risk	(122,371)	—	(122,371)
Total	224,719	(36,530)	188,189
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended October 31, 2017:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	18,619,704
Credit default swap contracts — buy protection	6,500,000

*	Based on the ending quarterly outstanding amounts for the six months ended October 31, 2017.
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
Columbia Multi-Asset Income Fund | Semiannual Report 2017	45

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Equity-linked notes
The Fund may invest in equity-linked notes (ELNs). An ELN is a debt instrument, generally valued based on a quotation received from a counterparty, which is based on the value of a single equity security, basket of equity securities or an index of equity securities (each, an Underlying Equity). An ELN typically provides interest income, thereby offering a yield advantage over investing directly in an Underlying Equity. However, the holder of an ELN may have limited or no benefit from any appreciation in the Underlying Equity, but is exposed to various risks, including, without limitation, volatility, issuer and market risk. The Fund may purchase ELNs that trade on a securities exchange or those that trade on the over-the-counter markets, including securities offered and sold under Rule 144A of the Securities Act of 1933, as amended. The Fund may also purchase an ELN in a privately negotiated transaction with the issuer of the ELN (or its broker-dealer affiliate).
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
46	Columbia Multi-Asset Income Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of October 31, 2017:
	Goldman Sachs International ($)	Morgan Stanley ($)	Total ($)
Assets
OTC credit default swap contracts (a)	175,514	-	175,514
Liabilities
Centrally cleared credit default swap contracts (b)	-	3,391	3,391
Total financial and derivative net assets	175,514	(3,391)	172,123
Total collateral received (pledged) (c)	-	(3,391)	(3,391)
Net amount (d)	175,514	-	175,514

(a)	Over-the-Counter swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Columbia Multi-Asset Income Fund | Semiannual Report 2017	47

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
The value of additional securities received as an income payment through a payment in kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company net taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset
48	Columbia Multi-Asset Income Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.66% to 0.51% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2017 was 0.66% of the Fund’s average daily net assets.
Subadvisory agreement
The Fund’s Board of Trustees has approved a subadvisory agreement between the Investment Manager and Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial. As of October 31, 2017, Threadneedle is not providing services to the Fund pursuant to the subadvisory agreement.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective August 1, 2017, total transfer agency fees for Class R5 and Class Y shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. Prior to August 1, 2017, these limitations were 0.075% for Class R5 shares and 0.025% for Class Y shares.
Columbia Multi-Asset Income Fund | Semiannual Report 2017	49

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
For the six months ended October 31, 2017, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.12
Class C	0.12
Class R4	0.12
Class R5	0.07
Class T	0.13
Class Y	0.01
Class Z	0.12
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2017, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class C and Class T shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.25% of the average daily net assets attributable to Class C and Class T shares of the Fund, respectively.
Although the Fund may pay a distribution fee up to 0.25% of the Fund’s average daily net assets attributable to Class T shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class T shares, the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class T shares.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended October 31, 2017, if any, are listed below:
Amount ($)
Class A	10,984
50	Columbia Multi-Asset Income Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, including indirect expenses of the Underlying Funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	September 1, 2017 through August 31, 2018	Prior to September 1, 2017
Class A	0.99%	0.99%
Class C	1.74	1.74
Class R4	0.74	0.74
Class R5	0.71	0.70
Class T	0.99	0.99
Class Y	0.65	0.65
Class Z	0.74	0.74
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2017, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
133,101,000	4,277,000	(3,674,000)	603,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at April 30, 2017, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2017 ($)	2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	—	—	3,308,467	—	3,308,467
Columbia Multi-Asset Income Fund | Semiannual Report 2017	51

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at April 30, 2017 as arising on May 1, 2017.
Late year ordinary losses ($)	Post-October capital losses ($)
—	214,952
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $47,958,525 and $43,018,601, respectively, for the six months ended October 31, 2017, of which $145,839 and $124,992, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended October 31, 2017.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
52	Columbia Multi-Asset Income Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Foreign securities and emerging market countries risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Shareholder concentration risk
At October 31, 2017, affiliated shareholders of record owned 97.1% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
Columbia Multi-Asset Income Fund | Semiannual Report 2017	53

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
54	Columbia Multi-Asset Income Fund | Semiannual Report 2017

Board Consideration and Approval of Management Agreement and Subadvisory Agreement
On June 14, 2017, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Series Trust I (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) and the Subadvisory Agreement (the Subadvisory Agreement) between the Investment Manager and Threadneedle International Limited (the Subadviser) with respect to Columbia Multi-Asset Income Fund (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the continuation of the Management Agreement and the Subadvisory Agreement (collectively, the Agreements).
In connection with their deliberations regarding the continuation of the Management Agreement and the Subadvisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Agreements, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 27, 2017, April 26, 2017 and June 13, 2017 and at Board meetings held on March 28, 2017 and June 14, 2017. In addition, the Board considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 13, 2017, the Committee recommended that the Board approve the continuation of the Management Agreement and the Subadvisory Agreement. On June 14, 2017, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement and the Subadvisory Agreement for the Fund.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement and the Subadvisory Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement and the Subadvisory Agreement for the Fund included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund through August 31, 2018 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Agreements;
•	The subadvisory fees, if any, payable by the Investment Manager under the Subadvisory Agreement;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution, transfer agency and shareholder services to the Fund;
•	Descriptions of various functions performed by the Investment Manager and the Subadviser under the Agreements, including portfolio management and portfolio trading practices;
Columbia Multi-Asset Income Fund | Semiannual Report 2017	55

Board Consideration and Approval of Management Agreement and Subadvisory Agreement  (continued)
•	Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager and Subadviser, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager’s and the Subadviser’s compliance system by the Fund’s Chief Compliance Officer; and
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of services provided under the Agreements
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager, the Subadviser and the Investment Manager’s affiliates under the Agreements and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager, the Subadviser and the Investment Manager’s affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s and the Subadviser’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager and the Subadviser, which included consideration of the Investment Manager’s and the Subadviser’s experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. The Board also noted that the Board had approved the Subadviser’s code of ethics and compliance program, and that the Chief Compliance Officer of the Funds reports to the Trustees on the Subadviser’s compliance program.
The Committee and the Board considered the diligence and selection process undertaken by the Investment Manager to select the Subadviser, including the Investment Manager’s rationale for recommending the continuation of the Subadvisory Agreement, and the process for monitoring the Subadviser’s ongoing performance of services for the Fund. As part of these deliberations, the Committee and the Board considered the ability of the Investment Manager, subject to the approval of the Board, to modify or enter into new subadvisory agreements without a shareholder vote pursuant to an exemptive order of the Securities and Exchange Commission. The Committee and the Board also considered the scope of services provided to the Fund by the Investment Manager that are distinct from and in addition to those provided by the Subadviser, including cash flow management, treasury services, risk oversight, investment oversight and Subadviser selection, oversight and transition management. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Agreements supported the continuation of the Management Agreement and the Subadvisory Agreement.
Investment performance
The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information that compared the performance of the Fund to the performance of a group of comparable mutual funds as determined by the independent third-party data provider, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
56	Columbia Multi-Asset Income Fund | Semiannual Report 2017

Board Consideration and Approval of Management Agreement and Subadvisory Agreement  (continued)
The Committee and the Board noted that, through December 31, 2016, the Fund’s performance was in the twenty-third percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-year period.
The Committee and the Board also considered the Investment Manager’s and Subadviser’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadviser were sufficient, in light of other considerations, to warrant the continuation of the Management Agreement and the Subadvisory Agreement.
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement and the Subadvisory Agreement, as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the independent third-party data provider and by the independent fee consultant. The Committee and the Board noted that, as of December 31, 2016, the Fund’s actual management fee and net total expense ratio are both ranked in the first quintile (where the lowest fees and expenses would be in the first quintile) against the Fund’s expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also considered the fees that the Subadviser charges to its other clients, and noted that the Investment Manager pays the fees of the Subadviser. The Committee and the Board noted that the Subadviser was not currently managing any assets under the Subadvisory Agreement, but that the Investment Manager could, in the future, allocate investments to be managed by the Subadviser. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, warranted the continuation of the Management Agreement and the Subadvisory Agreement.
Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund.
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2016 to profitability levels realized in 2015. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard,
Columbia Multi-Asset Income Fund | Semiannual Report 2017	57

Board Consideration and Approval of Management Agreement and Subadvisory Agreement  (continued)
the Committee and the Board also considered data provided by the independent fee consultant. Because the Subadvisory Agreement was negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadviser thereunder, the Committee and the Board did not consider the profitability to the Subadviser of its relationship with the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.
Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.
The Committee and the Board noted that the Subadvisory Agreement did not contain breakpoints. The Committee and the Board noted that absent a shareholder vote, the Investment Manager would bear any increase in fees payable under the Subadvisory Agreement. The Committee and the Board also noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context, and the effect that capacity constraints on a subadviser’s ability to manage assets could potentially have on the ability of the Investment Manager to achieve economies of scale, as new subadvisers may need to be added as the Fund grows, increasing the Investment Manager’s cost of compensating and overseeing the Fund’s subadvisers.
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.
Other benefits to the Investment Manager and Subadviser
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide distribution, transfer agency and shareholder services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager and the Subadviser by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement and the Subadvisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement and the Subadvisory Agreement.
58	Columbia Multi-Asset Income Fund | Semiannual Report 2017

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Columbia Multi-Asset Income Fund | Semiannual Report 2017	59

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Columbia Multi-Asset Income Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR261_04_G01_(12/17)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	December 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	December 21, 2017

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	December 21, 2017